     As filed with the Securities and Exchange Commission on April 11, 2006


                                            REGISTRATION STATEMENT NO. 333-82013
                                                                       811-09413

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 18


                                  -----------

           THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              (Name of Depositor)

                One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ] ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                  VINTAGE II(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:




AMERICAN FUNDS INSURANCE SERIES - CLASS 2
    American Funds Global Growth Fund
    American Funds Growth Fund
    American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
    Franklin Income Securities Fund
    Templeton Developing Markets Securities Fund
    Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
    Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. CLASS I+
    Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
    Legg Mason Partners Variable Appreciation Portfolio+
    Legg Mason Partners Variable Equity Index Portfolio - Class II+
    Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
    Legg Mason Partners Variable Adjustable Rate Income Portfolio+
    Legg Mason Partners Variable Aggressive Growth Portfolio+
    Legg Mason Partners Variable High Income Portfolio+
    Legg Mason Partners Variable Large Cap Growth Portfolio+
    Legg Mason Partners Variable Mid Cap Core Portfolio+
    Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
    Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
      and Value+
    Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All
      Cap Growth and Value+
    Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
      Growth and Value+


    Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap
      Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
    Legg Mason Partners Variable Small Cap Growth
      Opportunities Portfolio+
MET INVESTORS SERIES TRUST
    Dreman Small-Cap Value Portfolio - Class A+
    Harris Oakmark International Portfolio - Class A+
    Janus Capital Appreciation Portfolio - Class A+
    Lord Abbett Growth and Income Portfolio - Class B+
    Lord Abbett Mid-Cap Value Portfolio - Class B+
    Mercury Large-Cap Core Portfolio - Class A+
    Met/AIM Capital Appreciation Portfolio - Class A+
    Met/AIM Small Cap Growth Portfolio - Class A+
    MFS Value Portfolio - Class A+
    Neuberger Berman Real Estate Portfolio - Class A+
    Pioneer Fund Portfolio - Class A+
    Pioneer Mid-Cap Value Portfolio - Class A+
    Pioneer Strategic Income Portfolio - Class A+
    Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.

    BlackRock Aggressive Growth Portfolio - Class D+
    BlackRock Bond Income Portfolio - Class E+
    Capital Guardian U.S. Equity Portfolio - Class A+
    FI Large Cap Portfolio - Class A+
    FI Value Leaders Portfolio - Class D+
    MFS(R) Total Return Portfolio - Class F+
    Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
    Real Return Portfolio
    Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
    Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
    VIP Contrafund(R) Portfolio - Service Class
    VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B

    MetLife Conservative Allocation Portfolio+
    MetLife Conservative to Moderate Allocation Portfolio+
    MetLife Moderate Allocation Portfolio+
    MetLife Moderate to Aggressive Allocation Portfolio+
    MetLife Aggressive Allocation Portfolio+


--------------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary................................................................................      3
Summary.................................................................................      5
Fee Table...............................................................................      9
Condensed Financial Information.........................................................     17
The Annuity Contract....................................................................     17
    Contract Owner Inquiries............................................................     18
    Purchase Payments...................................................................     18
    Accumulation Units..................................................................     18
    The Variable Funding Options........................................................     19
Fixed Account...........................................................................     25
Charges and Deductions..................................................................     26
    General.............................................................................     26
    Withdrawal Charge...................................................................     27
    Free Withdrawal Allowance...........................................................     27
    Transfer Charge.....................................................................     27
    Administrative Charges..............................................................     28
    Mortality and Expense Risk Charge...................................................     28
    Enhanced Stepped-Up Provision Charge................................................     28
    Guaranteed Minimum Withdrawal Benefit Charge........................................     28
    Variable Liquidity Benefit Charge...................................................     28
    Variable Funding Option Expenses....................................................     29
    Premium Tax.........................................................................     29
    Changes in Taxes Based upon Premium or Value........................................     29
Transfers...............................................................................     29
    Market Timing/Excessive Trading.....................................................     26
    Dollar Cost Averaging...............................................................     30
Access to Your Money....................................................................     31
    Guaranteed Minimum Withdrawal Benefit...............................................     32
    Systematic Withdrawals..............................................................     37
    Loans...............................................................................     37
Ownership Provisions....................................................................     38
    Types of Ownership..................................................................     38
       Contract Owner...................................................................     38
       Beneficiary......................................................................     38
       Annuitant........................................................................     38
Death Benefit...........................................................................     39
    Death Proceeds before the Maturity Date.............................................     39
    Enhanced Stepped-Up Provision ......................................................     41
    Payment of Proceeds.................................................................     42
    Spousal Contract Continuance........................................................     44
    Beneficiary Contract Continuance....................................................     44
    Planned Death Benefit...............................................................     44
    Death Proceeds after the Maturity Date..............................................     45
The Annuity Period......................................................................     45
    Maturity Date.......................................................................     45
    Allocation of Annuity...............................................................     45
    Variable Annuity....................................................................     45
    Fixed Annuity.......................................................................     46
Payment Options.........................................................................     46
    Election of Options.................................................................     46
    Annuity Options.....................................................................     46
    Variable Liquidity Benefit..........................................................     47
Miscellaneous Contract Provisions.......................................................     47
    Right to Return.....................................................................     47
    Termination.........................................................................     48
    Required Reports....................................................................     48
    Suspension of Payments..............................................................     48
The Separate Accounts...................................................................     48
    Performance Information.............................................................     49
Federal Tax Considerations..............................................................     49
    General Taxation of Annuities.......................................................     49
    Types of Contracts: Qualified and Non-qualified.....................................     50
    Qualified Annuity Contracts.........................................................     50
       Taxation of Qualified Annuity Contracts..........................................     50
       Mandatory Distributions for Qualified Plans......................................     50
    Non-qualified Annuity Contracts.....................................................     50
       Diversification Requirements for Variable Annuities..............................     51
       Ownership of the Investments.....................................................     51
       Taxation of Death Benefit Proceeds...............................................     52
    Other Tax Considerations............................................................     52
       Treatment of Charges for Optional Benefits.......................................     52
       Puerto Rico Tax Considerations...................................................     52
       Non-Resident Aliens..............................................................     52
Other Information.......................................................................     53
The Insurance Companies.................................................................     53
    Financial Statements................................................................     53
    Distribution of Variable Annuity Contracts..........................................     53
    Conformity with State and Federal Laws..............................................     55
    Voting Rights.......................................................................     55
    Restrictions on Final Transactions..................................................     55
    Legal Proceedings...................................................................     55
Appendix A: Condensed Financial
    Information for MetLife of CT Separate Account Nine.................................    A-1
Appendix B: Condensed Financial
    Information for MetLife of CT Separate Account Ten..................................    B-1
Appendix C: The Fixed Account...........................................................    C-1
Appendix D: Contents of the Statement of Additional Information.........................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE II VARIABLE ANNUITY


This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ........................................................................      6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................      6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................................     $30(4)


--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
GREATER THAN OR EQUAL TO       BUT LESS THAN       WITHDRAWAL CHARGE
------------------------       -------------       -----------------
        0 years                   3 years                  6%
        3 years                   5 years                  5%
        5 years                   6 years                  4%
        6 years                   7 years                  3%
       7 + years                     -                     0%



(2)   We do not currently assess the transfer charge.



(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:



   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     -------------     -----------------
        0 years                 3 years               6%
        3 years                 5 years               5%
        5 years                 6 years               4%
        6 years                 7 years               3%
       7 + years                   --                 0%



(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                                                  STEP-UP DEATH   ROLL-UP DEATH
                                                                         STANDARD DEATH BENEFIT      BENEFIT         BENEFIT
                                                                         ----------------------   -------------   -------------
Mortality and Expense Risk Charge.....................................             1.15%(5)           1.25%(5)        1.40%(5)
Administrative Expense Charge.........................................             0.15%              0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
SELECTED..............................................................             1.30%              1.40%           1.55%
Optional E.S.P. Charge................................................             0.20%              0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......             1.50%              1.60%           1.75%
Optional GMWB I Charge (maximum upon reset)...........................             1.00%(6)           1.00%(6)        1.00%(6)
Optional GMWB II Charge (maximum upon reset)..........................             1.00%(6)           1.00%(6)        1.00%(6)
Optional GMWB III Charge..............................................             0.25%              0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......             2.30%              2.40%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......             2.30%              2.40%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....             1.55%              1.65%           1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED..............................................................             2.50%              2.60%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
SELECTED..............................................................             2.50%              2.60%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
SELECTED..............................................................             1.75%              1.85%           2.00%


------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                     MINIMUM    MAXIMUM
                                                                                     -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                 0.47%      4.47%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                           DISTRIBUTION
                                              AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                           SERVICE(12b-            TOTAL ANNUAL      WAIVER         ANNUAL
                               MANAGEMENT       1)         OTHER    OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                   FEE         FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
--------------------------     ----------  ------------  --------  ------------  ---------------  ----------
AIM VARIABLE INSURANCE
FUNDS
    AIM V.I. Core Equity
       Fund - Series I+           0.60%         --         0.27%       0.87%            --           0.87%(1)
AMERICAN FUNDS INSURANCE
    SERIES
    American Funds Global
       Growth Fund - Class
       2*                         0.58%       0.25%        0.04%       0.87%            --           0.87%
    American Funds Growth
       Fund - Class 2*            0.33%       0.25%        0.02%       0.60%            --           0.60%
    American Funds
       Growth-Income Fund
       - Class 2*                 0.28%       0.25%        0.01%       0.54%            --           0.54%
FRANKLIN TEMPLETON
    VARIABLE INSURANCE
    PRODUCTS TRUST
    Franklin Income
       Securities Fund -
       Class II*                  0.46%       0.25%        0.02%       0.73%            --           0.73%(2)(3)
    Franklin Small-Mid Cap
       Growth Securities
       Fund - Class 2*+           0.48%       0.25%        0.28%       1.01%          0.02%          0.99%(3)(4)
    Templeton Developing
       Markets Securities
       Fund - Class 2*            1.24%       0.25%        0.29%       1.78%            --           1.78%
    Templeton Foreign
       Securities Fund -
       Class 2*                   0.65%       0.25%        0.17%       1.07%          0.05%          1.02%(4)
JANUS ASPEN SERIES
    Mid Cap Growth
       Portfolio - Service
       Shares*                    0.64%       0.25%        0.03%       0.92%            --           0.92%
LAZARD RETIREMENT SERIES,
    INC.
    Lazard Retirement
       Small Cap
       Portfolio*                 0.75%       0.25%        0.22%       1.22%            --           1.22%
LEGG MASON PARTNERS
    INVESTMENT SERIES
    Legg Mason Partners
       Variable Dividend
       Strategy
       Portfolio+++               0.65%         --         0.21%       0.86%            --           0.86%
    Legg Mason Partners
       Variable Premier
       Selections All Cap
       Growth Portfolio+++        0.75%         --         0.19%       0.94%            --           0.94%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS
    I, INC.
    Legg Mason Partners
       Variable All Cap
       Portfolio - Class
       I+                         0.75%         --         0.07%       0.82%            --           0.82%

    Legg Mason Partners
       Variable Investors
       Portfolio - Class I        0.65%         --         0.06%       0.71%            --           0.71%
    Legg Mason Partners
       Variable Small Cap
       Growth Portfolio -
       Class I+                   0.75%         --         0.22%       0.97%            --           0.97%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS II
    Legg Mason Partners
       Variable
       Appreciation
       Portfolio                  0.70%         --         0.02%       0.72%            --           0.72%
    Legg Mason Partners
       Variable
       Diversified
       Strategic Income
       Portfolio+                 0.65%         --         0.12%       0.77%            --           0.77%
    Legg Mason Partners
       Variable Equity
       Index Portfolio -
       Class II*                  0.31%       0.25%        0.03%       0.59%            --           0.59%
    Legg Mason Partners
       Variable
       Fundamental Value
       Portfolio                  0.75%         --         0.03%       0.78%            --           0.78%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS
    III, INC.
    Legg Mason Partners
       Variable
       Adjustable Rate
       Income Portfolio*++         0.55%       0.25%        0.28%       1.08%           --           1.08%(5)
   Legg Mason Partners
       Variable
       Aggressive Growth
       Portfolio++                 0.75%         --         0.02%       0.77%           --           0.77%(5)
    Legg Mason Partners
       Variable High
       Income Portfolio++          0.60%         --         0.06%       0.66%           --           0.66%
    Legg Mason Partners
       Variable
       International All
       Cap Growth
       Portfolio+++                0.85%         --         0.15%       1.00%           --           1.00%
    Legg Mason Partners
       Variable Large Cap
       Growth Portfolio++          0.75%         --         0.04%       0.79%           --           0.79%(5)
    Legg Mason Partners
       Variable Large Cap
       Value Portfolio+++          0.60%         --         0.05%       0.65%           --           0.65%
    Legg Mason Partners
       Variable Mid Cap
       Core Portfolio++            0.75%         --         0.07%       0.82%           --           0.82%
    Legg Mason Partners
       Variable Money
       Market Portfolio++          0.45%         --         0.02%       0.47%           --           0.47%(5)
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS IV
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - All
       Cap Growth and
       Value*                      0.75%       0.25%        0.06%       1.06%           --           1.06%
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio -
       Balanced All Cap
       Growth and Value*           0.75%       0.25%        0.06%       1.06%           --           1.06%
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - Global
       All Cap Growth and
       Value*                      0.75%       0.25%        0.15%       1.15%           --           1.15%

    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - Large
       Cap Growth and
       Value*                     0.75%       0.25%        0.24%       1.24%            --           1.24%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS V

    Legg Mason Partners
       Variable Small Cap
       Growth
       Opportunities
       Portfolio                  0.75%         --         0.30%       1.05%            --           1.05%
MET INVESTORS SERIES TRUST

    Dreman Small-Cap Value
       Portfolio - Class A        0.83%         --         3.64%       4.47%          3.37%          1.10%(6)
    Harris Oakmark
       International
       Portfolio - Class A        0.82%         --         0.13%       0.95%            --           0.95%
    Janus Capital
       Appreciation
       Portfolio - Class A        0.65%         --         0.09%       0.74%            --           0.74%(6)
    Lord Abbett Growth and
       Income Portfolio -
       Class B*                   0.50%       0.25%        0.04%       0.79%            --           0.79%(6)
    Lord Abbett Mid-Cap
       Value Portfolio -
       Class B*                   0.68%       0.25%        0.08%       1.01%            --           1.01%
    Mercury Large-Cap Core
       Portfolio - Class A        0.78%         --         0.12%       0.90%            --           0.90%(6)
    Met/AIM Capital
       Appreciation
       Portfolio - Class A        0.76%         --         0.05%       0.81%            --           0.81%(6)
    Met/AIM Small Cap
       Growth Portfolio -
       Class A                    0.90%         --         0.10%       1.00%            --           1.00%(6)
    MFS(R) Value Portfolio -
       Class A                    0.73%         --         0.24%       0.97%            --           0.97%(6)
    Neuberger Berman Real
       Estate Portfolio -
       Class A                    0.67%         --         0.03%       0.70%            --           0.70%
    Pioneer Fund Portfolio
       - Class A                  0.75%         --         0.28%       1.03%          0.03%          1.00%(6)
    Pioneer Mid-Cap Value
       Portfolio - Class A        0.75%         --         2.84%       3.59%          2.59%          1.00%(6)
    Pioneer Strategic
       Income Portfolio -
       Class A                    0.73%         --         0.09%       0.82%            --           0.82%(6)
    Third Avenue Small Cap
       Value Portfolio -
       Class B*                   0.75%       0.25%        0.05%       1.05%            --           1.05%
METROPOLITAN SERIES FUND,
    INC.
    BlackRock Aggressive
       Growth Portfolio -
       Class D*                   0.73%       0.10%        0.06%       0.89%            --           0.89%
    BlackRock Bond Income
       Portfolio - Class E*       0.40%       0.15%        0.07%       0.62%            --           0.62%(7)
    Capital Guardian U.S.
       Equity Portfolio -
       Class A                    0.67%         --         0.06%       0.73%            --           0.73%
    FI Large Cap Portfolio
       - Class A                  0.80%         --         0.06%       0.86%            --           0.86%(8)
    FI Value Leaders
       Portfolio - Class D*       0.66%       0.10%        0.07%       0.83%            --           0.83%
    MFS(R) Total Return
       Portfolio - Class F*       0.57%       0.20%        0.16%       0.93%            --           0.93%
    Oppenheimer Global
       Equity Portfolio -
       Class B*                   0.60%       0.25%        0.33%       1.18%            --           1.18%
    T. Rowe Price Large
       Cap Growth
       Portfolio - Class
       B*+                        0.60%       0.25%        0.12%       0.97%            --           0.97%(9)

PIMCO VARIABLE INSURANCE
    TRUST
    Real Return Portfolio -
       Administrative Class       0.25%         --         0.41%       0.66%            --           0.66%(10)
    Total Return Portfolio
       - Administrative
       Class                      0.25%         --         0.40%       0.65%            --           0.65%
PUTNAM VARIABLE TRUST
    Putnam VT Discovery
       Growth Fund - Class
       IB*+                       0.70%       0.25%        0.47%       1.42%            --           1.42%
    Putnam VT International
       Equity Fund - Class
       IB*+                       0.75%       0.25%        0.18%       1.18%            --           1.18%
    Putnam VT Small Cap
       Value Fund - Class
       IB*                        0.76%       0.25%        0.08%       1.09%            --           1.09%
VAN KAMPEN LIFE INVESTMENT
    TRUST
    Emerging Growth
       Portfolio - Class I+       0.70%         --         0.07%       0.77%            --           0.77%
VARIABLE INSURANCE PRODUCTS
    FUND
    VIP Contrafund(R)
       Portfolio - Service
       Class*                     0.57%       0.10%        0.09%       0.76%            --           0.76%
    VIP Mid Cap Portfolio -
       Service Class 2*           0.57%       0.25%        0.12%       0.94%            --           0.94%



                                                                                                                      NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                      OPERATING
                                                                                                                      EXPENSES
                                                        DISTRIBUTION                      CONTRACTUAL                 INCLUDING
                                                           AND/OR               TOTAL     FEE WAIVER     NET TOTAL       NET
                                                           SERVICE             ANNUAL       AND/OR        ANNUAL     EXPENSES OF
                                              MANAGEMENT  (12b-1)     OTHER  OPERATING     EXPENSE      OPERATING   UNDERLYING
             UNDERLYING FUND:                    FEE        FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES**   PORTFOLIOS
---------------------------------------------- -------- ------------ -------- ---------  -------------  ----------   -----------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      0.95%    1.30%        0.95%         0.35%     0.98%(11)(12)
MetLife Conservative to Moderate Allocation
  Portfolio -- Class B*.......................  0.10%       0.25%      0.31%    0.66%        0.31%         0.35%     1.00%(11)(12)
MetLife Moderate Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      0.19%    0.54%        0.19%         0.35%     1.04%(11)(12)
MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B*.......................  0.10%       0.25%      0.24%    0.59%        0.24%         0.35%     1.06%(11)(12)
MetLife Aggressive Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      1.66%    2.01%        1.66%         0.35%     1.07%(11)(12)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                          IF CONTRACT IS SURRENDERED AT THE  IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN:        ANNUITIZED AT END OF PERIOD SHOWN:
                                          ---------------------------------  ---------------------------------
            FUNDING OPTION                1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------  ------  -------  ------- --------  ------  -------  -------  --------
Underlying Fund with Maximum
Total Annual Operating Expenses.........    1321     2719    3961      6574     721     2119     3461      6574
Underlying Fund with Minimum
Total Annual Operating Expenses.........     928     1597    2181      3467     328      997     1681      3467


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                   MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                          ANNUITANT ON THE CONTRACT/RIDER DATE
-------------------------------------              -----------------------------------------------
Standard Death Benefit                                                   80
Step-Up Benefit                                                          75
Roll-up Benefit                                                          75
Enhanced Stepped-Up Provision (E.S.P)                                    75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as

"limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                           INVESTMENT
OPTION                                                   OBJECTIVE                       ADVISER/SUBADVISER
----------------------------------------   ---------------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series
   I+*                                     Seeks to provide growth of capital.      A I M Advisors, Inc.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -     Seeks capital appreciation through       Capital Research and Management
     Class 2                               stocks.                                  Company
   American Funds Growth Fund - Class 2    Seeks capital appreciation through       Capital Research and Management
                                           stocks.                                  Company
   American Funds Growth-Income Fund -     Seeks both capital appreciation and      Capital Research and Management
     Class 2                               income.                                  Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -       Seeks to maximize income while           Franklin Advisers, Inc.
     Class II                              maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.          Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -     Seeks long-term capital growth.          Templeton Investment Counsel, LLC
     Class 2                                                                        Subadviser: Franklin Templeton
                                                                                    Investment Management Limited

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service      Seeks long-term growth of capital.       Janus Capital Management LLC
     Shares

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.    Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally  Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.          Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through       Salomon Brothers Asset Management
     Cap Portfolio - Class I+*             investments.                             Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with  Salomon Brothers Asset Management
     Investors Portfolio - Class I         growth of current income as a secondary  Inc
                                           objective.
   Legg Mason Partners Variable Small      Seeks long term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                         Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital. Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.               Smith Barney Fund Management LLC
     Diversified Strategic Income                                                   Subadviser: Citigroup Asset
     Portfolio+*                                                                    Management Ltd.
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and     TIMCO Asset Management, Inc.
     Index Portfolio - Class II            yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth. Current   Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable            Seeks to provide high current income       Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      and to limit the degree of fluctuation
                                           of its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation.      Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,    Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from          Smith Barney Fund Management LLC
   International All Cap Growth            growth of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long term growth of capital.         Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with     Smith Barney Fund Management LLC
    Cap Value Portfolio+*                  current income as a secondary
                                           objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable            Seeks to maximize current income           Smith Barney Fund Management LLC
      Money  Market Portfolio              consistent with preservation of
                                           capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value
   Legg Mason Partners Variable            Seeks a balance between long-term          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       growth of capital and principal
     Balanced All Cap Growth and Value     preservation.
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long-term capital growth.            Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value Management
                                                                                      L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.      Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income           Seeks growth of capital and current        Met Investors Advisory, LLC
     Portfolio - Class B                   income without excessive fluctuations in   Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through         Met Investors Advisory, LLC
     - Class B                             investment, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.            Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.         Met Investors Advisory, LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.

   MFS(R) Value Portfolio - Class A        Seeks capital appreciation and             Met Investors Advisory, LLC
                                           reasonable income.                         Subadviser: MFS
   Neuberger Berman Real Estate            Seeks to provide total return through      Met Investors Advisory, LLC
     Portfolio - Class A                   investment in real estate securities,      Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation      Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio - Class A        Seeks reasonable income and capital        Met Investors Advisory, LLC
                                           growth.                                    Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.      Met Investors Advisory, LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.      Met Investors Advisory, LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.        MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily   MetLife Advisers, LLC
     Class E                               from investing in fixed-income              Subadviser: BlackRock Advisors,
                                           securities. Inc.
   Capital Guardian U.S. Equity            Seeks long-term growth of capital.         MetLife Advisers, LLC
     Portfolio - Class A                                                              Subadviser: Capital Guardian
                                                                                      Trust Company
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management
                                                                                      & Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management
                                                                                      & Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                   MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation         Seeks a high level of current income,      MetLife Advisers, LLC
     Portfolio - Class B                   with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of     MetLife Advisers, LLC
     Allocation Portfolio - Class B        income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of    MetLife Advisers, LLC
     Portfolio - Class B                   current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                   MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio -         Seeks a favorable total return through     MetLife Advisers, LLC
      Class F                              investment in a diversified portfolio.     Subadviser: Massachusetts Financial
                                                                                      Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                MetLife Advisers, LLC
     - Class B                                                                        Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,     MetLife Advisers, LLC
     Portfolio - Class B+*                 secondarily, dividend income.              Subadviser: T. Rowe Price
                                                                                      Associates Inc.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent   Company LLC
                                           investment management.
   Total Return Portfolio -                Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent   Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -       Seeks long-term growth of capital.         Putnam Investment Management, LLC
     Class IB+

   Putnam VT International Equity Fund     Seeks capital appreciation.                Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+    Seeks capital appreciation.                Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service   Seeks long-term capital appreciation.      Fidelity Management & Research
     Class                                                                            Company
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.         Fidelity Management & Research
     Class 2                                                                          Company


--------------
+     Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES


                       FORMER NAME                                                          NEW NAME
------------------------------------------------------------         ----------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Cap Growth Portfolio                             Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.



               FORMER UNDERLYING FUND                                                  NEW UNDERLYING FUND
------------------------------------------------------               ----------------------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
------------------------------------------------                     -------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,


      - sales and marketing expenses including commission payments to your registered representative, and


      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
        0 years                3 years              6%
        3 years                5 years              5%
        5 years                6 years              4%
        6 years                7 years              3%
       7 + years                                    0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
------------------------------------------   -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               3 years              6%
         3 years               5 years              5%
         5 years               6 years              4%
         6 years               7 years              3%
        7 + years                                   0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:             GMWB I                      GMWB II                      GMWB III
--------------  ---------------------------  ---------------------------   ---------------------------
ALSO CALLED:             Principal                    Principal                     Principal
                         Guarantee                    Guarantee                  Guarantee Value

AVAILABILITY:    Not available for purchase
                on or after March 28, 2005,  Available on or after March   Available on or after March
                   unless GMWB II is not       28, 2005 if approved in       28, 2005 if approved in
                   approved in your state            your state                    your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                        GMWB I       GMWB II     GMWB III
                                                                        ------       -------     --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:..........................................     5% of RBB    5% of RBB    5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:..........................................     10% of RBB   10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL                                 (100,000           [5,000 X (1-                       (100,000          [5,000 X (1-
WITHDRAWAL                         X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   88,235/100,000)]
REDUCTION (PWR)          N/A             8,696                  500             N/A            $11,765             = $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                        91,304               $4,565                          $88,235              $4,412
WITHDRAWAL
                                                                                             [100,000 -
                                   [100,000- (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]    (88,235/100,000)]

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                            GMWB I    GMWB II   GMWB III
                                            ------    -------   --------
Current Annual Charge..................      0.40%     0.50%     0.25%
Maximum Annual Charge After a Reset....      1.00%     1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                            GMWB I                 GMWB II                   GMWB III
                     --------------------   ---------------------  ----------------------------
AWB                   5% of RBB if first      5% of RBB if first            5% of RBB
                     withdrawal before 3rd  withdrawal before 3rd
                          anniversary            anniversary
                      10% of RBB if first    10% of RBB if first
                     withdrawal after 3rd    withdrawal after 3rd
                          anniversary            anniversary

ANNUAL CHARGE                0.40%                  0.50%                     0.25%

RESET                         Yes                    Yes                        No

CAN I CANCEL MY               No              Yes, after the 5th        Yes, after the 5th
GMWB?                                        anniversary of GMWB       anniversary of GMWB
                                                   purchase                  purchase

INVESTMENT                    No                     Yes                       Yes
RESTRICTIONS

WAIVER OF                     No                     Yes                       Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

             AGE AT TIME OF DEATH                               DEATH BENEFIT
If Annuitant was younger than age 76 on the
Contract Date, the death benefit will be the
greatest of                                   -  the Contract Value on Death Report Date;
                                              -  the total Purchase Payments made under the
                                                 Contract less any prior withdrawals; or
                                              -  the Step-Up Value, if any, as described below.

If Annuitant was age 76 through 80 on the
Contract Date, the death benefit will be the
greater of                                    -  the Contract Value on Death Report Date; or
                                              -  the total Purchase Payments made under the
                                                 Contract less any prior withdrawals

If Annuitant was age 81 or older on the
Contract Date, the death benefit will be      -  the Contract Value on Death Report Date

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be
the greatest of:           -  the Contract Value on Death Report Date;
                           -  the total Purchase Payments made under the
                              Contract less any
                              prior withdrawals; or
                           -  the Step-Up Value, if any, as described below.

ROLL-UP DEATH BENEFIT

          AGE AT TIME OF DEATH                                     DEATH BENEFIT
------------------------------------------   -----------------------------------------------------------
If the Annuitant dies before age 80, the
death benefit will be the greatest of:       -  the Contract Value;
                                             -  the Roll-Up Death Benefit Value (as described below); or
                                             -  the Step-Up Value, if any, as described below.

If the Annuitant dies on or after age 80,
the death benefit will be the greatest of:   -  the Contract Value; or
                                             -  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                Purchase Payments and minus any partial surrender
                                                reductions (as described below) that occur after
                                                the Annuitant's 80th birthday; or
                                             -  the Contract Value

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 X (10,000/55,000) = $9,090


Your new Step-Up Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 X (10,000/30,000) = $16,666


Your new Step-Up Value would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 X (10,000/55,000) = $9,090



Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                               PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS                                   APPLY*
-------------------------------        ------------------------     ------------------------------------  ------------
OWNER (WHO IS NOT THE                  The beneficiary (ies),       Unless the beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to      Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO           The beneficiary (ies),       Unless the beneficiary elects to      Yes
IS THE ANNUITANT)                      or, if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS            The surviving joint          Unless the spouse elects to           Yes
NOT THE ANNUITANT)                     owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS            The beneficiary (ies),       Unless the spouse elects to continue  Yes
THE ANNUITANT)                         or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the
                                                                    Contract and instruct the Company
                                                                    to pay the beneficiary.

                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS                                      APPLY*
-------------------------------        ------------------------      ------------------------------------  -------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to      Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       Contract Owner.               receive the distribution.

                                                                     But, if there is a Contingent
                                                                     Annuitant, then the Contingent
                                                                     Annuitant becomes the Annuitant
                                                                     and the Contract continues in effect
                                                                     (generally using the original
                                                                     Maturity Date). The proceeds will
                                                                     then be paid upon the death of the
                                                                     Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the Annuitant"
                                       above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                           Annuitant is
                                                                                                           treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT                   No death proceeds are                                               Yes
(ASSUMING ANNUITANT IS STILL           payable; Contract continues.
ALIVE)

BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                            MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS                                   APPLY*
-------------------------------        ------------------------      ------------------------------------  ------------
OWNER / ANNUITANT                      The beneficiary (ies),        Unless the beneficiary elects to      Yes
                                       or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive a distribution.

BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.


----------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 - Life Annuity - No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 - Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 - Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 - Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION


Vintage II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.30%


                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                              YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                         2005      1.135          1.324           31,202
                                                            2004      0.962          1.135                -
                                                            2003      0.780          0.962                -
                                                            2002      1.000          0.780                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005      0.786          0.820           95,823
                                                            2004      0.753          0.786           95,819
                                                            2003      0.610          0.753           94,245
                                                            2002      0.886          0.610           57,411
                                                            2001      1.000          0.886           58,685

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005      1.130          1.166          181,062
                                                            2004      1.029          1.130          182,993
                                                            2003      0.788          1.029          178,669
                                                            2002      1.000          0.788            9,718

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                   2005      0.671          0.761          379,064
                                                            2004      0.628          0.671          413,899
                                                            2003      0.515          0.628          437,056
                                                            2002      0.755          0.515          443,875
                                                            2001      0.926          0.755          502,272
                                                            2000      1.127          0.926          298,973
                                                            1999      1.000          1.127                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005      1.035         1.165            644,446
                                                            2004      0.924         1.035            635,480
                                                            2003      0.692         0.924            564,989
                                                            2002      0.821         0.692            525,945
                                                            2001      0.970         0.821            396,132
                                                            2000      1.211         0.970            219,232
                                                            1999      1.000         1.211                  -

   Growth Fund - Class 2 Shares (2/00)                      2005      1.087         1.247          1,095,817
                                                            2004      0.979         1.087          1,147,016
                                                            2003      0.725         0.979          1,151,521
                                                            2002      0.972         0.725            941,090
                                                            2001      1.204         0.972            610,536
                                                            2000      1.167         1.204            139,836
                                                            1999      1.000         1.167                  -

   Growth-Income Fund - Class 2 Shares (2/00)               2005      1.287         1.344          1,774,707
                                                            2004      1.181         1.287          1,852,914
                                                            2003      0.904         1.181          1,853,357
                                                            2002      1.121         0.904          1,609,213
                                                            2001      1.107         1.121          1,049,824
                                                            2000      1.039         1.107            197,664
                                                            1999      1.000         1.039                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005      1.643         1.738                  -
                                                            2004      1.267         1.643                  -
                                                            2003      0.958         1.267                  -
                                                            2002      1.000         0.958                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005      1.211         1.318              4,100
                                                            2004      1.075         1.211                  -
                                                            2003      1.000         1.075              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005      1.210          1.315                -
                                                              2004      1.068          1.210                -
                                                              2003      1.000          1.068            1,000

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)   2005      1.000          1.036                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                              2005      0.879          0.909          228,339
                                                              2004      0.799          0.879          252,130
                                                              2003      0.589          0.799          244,209
                                                              2002      0.837          0.589          143,673
                                                              2001      1.001          0.837          116,704
                                                              2000      1.215          1.001           64,153
                                                              1999      1.000          1.215                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005      1.161          1.267          311,425
                                                              2004      1.044          1.161          334,972
                                                              2003      0.845          1.044          325,337
                                                              2002      1.000          0.845          100,137

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005      1.784          2.244           27,318
                                                              2004      1.449          1.784           10,263
                                                              2003      1.000          1.449              449

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)  2005      1.093          1.189          348,784
                                                              2004      0.935          1.093          376,754
                                                              2003      0.716          0.935          331,478
                                                              2002      0.891          0.716          272,558
                                                              2001      1.074          0.891          228,595
                                                              2000      1.115          1.074           33,594
                                                              1999      1.000          1.115                -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005      1.183          1.272           41,732
                                                              2004      1.033          1.183                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                            UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------  ----  -------------  ------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                        2003      0.792          1.033                -
                                                      2002      1.000          0.792                -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                      2005      1.046          1.077          812,511
                                                      2004      0.974          1.046          838,578
                                                      2003      0.792          0.974          789,381
                                                      2002      0.973          0.792          811,466
                                                      2001      1.026          0.973          386,946
                                                      2000      1.044          1.026          190,206
                                                      1999      1.000          1.044                -

   Diversified Strategic Income Portfolio (7/00)      2005      1.242          1.257          621,062
                                                      2004      1.178          1.242          656,373
                                                      2003      1.068          1.178          698,235
                                                      2002      1.032          1.068          474,374
                                                      2001      1.014          1.032          306,470
                                                      2000      0.999          1.014           17,824
                                                      1999      1.000          0.999                -

   Equity Index Portfolio - Class II Shares (6/00)    2005      0.869          0.894          182,821
                                                      2004      0.798          0.869          188,261
                                                      2003      0.633          0.798          182,850
                                                      2002      0.826          0.633          114,890
                                                      2001      0.955          0.826          111,598
                                                      2000      1.067          0.955           27,831
                                                      1999      1.000          1.067                -

   Fundamental Value Portfolio (6/00)                 2005      1.310          1.355        1,029,480
                                                      2004      1.226          1.310        1,097,780
                                                      2003      0.896          1.226        1,158,025
                                                      2002      1.153          0.896          758,878
                                                      2001      1.234          1.153          588,600
                                                      2000      1.037          1.234          146,610
                                                      1999      1.000          1.037                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)   2005      0.451          0.499          188,975
                                                      2004      0.379          0.451          190,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)    2003      0.285          0.379           214,606
                                                             2002      0.402          0.285           119,873
                                                             2001      0.674          0.402           127,433
                                                             2000      1.000          0.674            57,556

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)              2005      1.516          1.556             7,078
                                                             2004      1.337          1.516             7,078
                                                             2003      1.000          1.337             1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                        2005      1.385          1.411                 -
                                                             2004      1.245          1.385                 -
                                                             2003      1.000          1.245             3,478

   Mid-Cap Value Portfolio (5/03)                            2005      1.543          1.649            21,664
                                                             2004      1.260          1.543             3,301
                                                             2003      1.000          1.260             3,651

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)       2005      1.127          1.136             9,803
                                                             2004      1.049          1.127             6,233
                                                             2003      1.000          1.049                 -

   Total Return Portfolio - Administrative Class (5/01)      2005      1.218          1.231         1,836,453
                                                             2004      1.176          1.218         1,938,032
                                                             2003      1.134          1.176         2,391,763
                                                             2002      1.054          1.134         1,135,768
                                                             2001      1.000          1.054           142,080

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)  2005      0.775          0.821            13,730
                                                             2004      0.730          0.775            13,055
                                                             2003      0.560          0.730             8,771
                                                             2002      0.806          0.560             3,766
                                                             2001      1.000          0.806             1,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005      1.014          1.124          139,183
                                                            2004      0.884          1.014          126,825
                                                            2003      0.697          0.884          118,813
                                                            2002      0.858          0.697           32,066
                                                            2001      1.000          0.858            4,131

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005      1.617          1.709           92,613
                                                            2004      1.298          1.617           91,173
                                                            2003      0.879          1.298          125,042
                                                            2002      1.089          0.879          119,022
                                                            2001      1.000          1.089           27,156

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                            2005      1.316          1.352          419,329
                                                            2004      1.231          1.316          444,091
                                                            2003      0.897          1.231          388,411
                                                            2002      1.212          0.897          238,858
                                                            2001      1.205          1.212          196,939
                                                            2000      1.033          1.205           56,658
                                                            1999      1.000          1.033                -

   Investors Fund - Class I (1/01)                          2005      1.198          1.259          118,640
                                                            2004      1.099          1.198          122,214
                                                            2003      0.841          1.099          161,257
                                                            2002      1.108          0.841          122,448
                                                            2001      1.171          1.108           51,941
                                                            2000      1.029          1.171                -
                                                            1999      1.000          1.029                -

   Small Cap Growth Fund - Class I (3/00)                   2005      1.296          1.342           87,264
                                                            2004      1.141          1.296           87,420
                                                            2003      0.776          1.141           87,852
                                                            2002      1.204          0.776            3,000
                                                            2001      1.315          1.204            1,034
                                                            2000      1.141          1.315                -
                                                            1999      1.000          1.141                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)           2005      0.812          0.800           74,091
                                                             2004      0.796          0.812           73,621
                                                             2003      0.653          0.796           63,083
                                                             2002      0.894          0.653           17,665
                                                             2001      1.000          0.894            1,370

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                    2005      0.871          0.914            7,293
                                                             2004      0.857          0.871            7,448
                                                             2003      0.647          0.857            9,623
                                                             2002      0.895          0.647            2,490
                                                             2001      1.000          0.895                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                   2005      1.450          1.506          350,815
                                                             2004      1.377          1.450          407,875
                                                             2003      1.062          1.377          355,766
                                                             2002      1.000          1.062            2,136

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                         2005      1.296          1.333          615,622
                                                             2004      1.250          1.296          658,255
                                                             2003      1.039          1.250          650,307
                                                             2002      1.000          1.039          369,328

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                         2005      1.519          1.597           36,910
                                                             2004      1.395          1.519           36,823
                                                             2003      1.075          1.395           24,561
                                                             2002      1.000          1.075            1,000

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                             2005      1.435          1.467           38,539
                                                             2004      1.362          1.435           33,075
                                                             2003      1.070          1.362           30,342
                                                             2002      1.000          1.070            1,174

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                 2005      0.872         0.936             7,520
                                                             2004      0.829         0.872             7,530
                                                             2003      0.650         0.829             7,540
                                                             2002      0.865         0.650             5,245
                                                             2001      1.000         0.865             1,154

   Equity Income Portfolio (10/00)                           2005      1.200         1.238           499,998
                                                             2004      1.107         1.200           518,850
                                                             2003      0.855         1.107           419,770
                                                             2002      1.006         0.855           151,748
                                                             2001      1.092         1.006           137,176
                                                             2000      1.013         1.092            16,525
                                                             1999      1.000         1.013                 -

   Large Cap Portfolio (6/00)                                2005      0.724         0.776           359,523
                                                             2004      0.688         0.724           362,622
                                                             2003      0.559         0.688           354,540
                                                             2002      0.734         0.559           172,587
                                                             2001      0.900         0.734           165,937
                                                             2000      1.066         0.900            60,766
                                                             1999      1.000         1.066                 -

   Managed Allocation Series: Aggressive Portfolio (5/05)    2005      1.000         1.112                 -

   Managed Allocation Series: Conservative Portfolio (7/05)  2005      1.008         1.022             4,136

   Managed Allocation Series: Moderate Portfolio (6/05)      2005      1.008         1.056            21,813

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                    2005      1.000         1.090                 -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                          2005      1.000         1.033                 -

   Mercury Large Cap Core Portfolio (6/00)                   2005      0.765         0.846           191,863
                                                             2004      0.669         0.765           193,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                  YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------  ----  -------------  -------------  ---------------
   Mercury Large Cap Core Portfolio  (continued)  2003      0.559          0.669           224,873
                                                  2002      0.757          0.559           182,592
                                                  2001      0.989          0.757           161,626
                                                  2000      1.061          0.989           101,243
                                                  1999      1.000          1.061                 -

   MFS(R) Emerging Growth Portfolio (2/00)        2005      0.655          0.636                 -
                                                  2004      0.589          0.655            97,124
                                                  2003      0.462          0.589           102,983
                                                  2002      0.712          0.462           123,340
                                                  2001      1.130          0.712           121,516
                                                  2000      1.433          1.130            97,130
                                                  1999      1.000          1.433                 -

   MFS(R) Mid Cap Growth Portfolio (3/02)         2005      0.840          0.854            71,846
                                                  2004      0.745          0.840                 -
                                                  2003      0.551          0.745                 -
                                                  2002      1.000          0.551                 -

   MFS(R) Total Return Portfolio (7/00)           2005      1.343          1.365         1,107,966
                                                  2004      1.221          1.343         1,174,241
                                                  2003      1.061          1.221         1,110,848
                                                  2002      1.135          1.061           695,684
                                                  2001      1.150          1.135           445,508
                                                  2000      0.999          1.150           202,359
                                                  1999      1.000          0.999                 -

   MFS(R) Value Portfolio (5/04)                  2005      1.123          1.180                 -
                                                  2004      1.000          1.123                 -

   Mondrian International Stock Portfolio (3/02)  2005      1.228          1.327            14,654
                                                  2004      1.074          1.228            16,556
                                                  2003      0.846          1.074                 -
                                                  2002      1.000          0.846                 -

   Pioneer Fund Portfolio (5/03)                  2005      1.336          1.397                 -
                                                  2004      1.218          1.336                 -
                                                  2003      1.000          1.218                 -

   Pioneer Mid Cap Value Portfolio (7/05)         2005      1.037          1.041                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                     YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Strategic Income Portfolio (5/04)              2005      1.096          1.122             7,550
                                                          2004      1.000          1.096                 -

   Strategic Equity Portfolio (6/00)                      2005      0.729          0.735           167,702
                                                          2004      0.670          0.729           193,465
                                                          2003      0.512          0.670           216,950
                                                          2002      0.782          0.512           255,773
                                                          2001      0.914          0.782           284,839
                                                          2000      1.132          0.914           202,439
                                                          1999      1.000          1.132                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)  2005      1.027          1.117                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)   2005      1.000          1.113                 -

   Travelers Managed Income Portfolio (7/00)              2005      1.222          1.223           801,572
                                                          2004      1.204          1.222           981,921
                                                          2003      1.125          1.204         1,070,557
                                                          2002      1.115          1.125           510,149
                                                          2001      1.059          1.115           188,214
                                                          2000      0.994          1.059            29,625
                                                          1999      1.000          0.994                 -

   Van Kampen Enterprise Portfolio (4/00)                 2005      0.664          0.707            35,382
                                                          2004      0.648          0.664            38,094
                                                          2003      0.523          0.648            39,159
                                                          2002      0.750          0.523            37,188
                                                          2001      0.964          0.750            49,390
                                                          2000      1.145          0.964            39,955
                                                          1999      1.000          1.145                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                 2005      0.998          1.009             7,944
                                                          2004      1.000          0.998            40,362
                                                          2003      1.000          1.000                 -

   Smith Barney Aggressive Growth Portfolio (3/00)        2005      1.254          1.382         1,278,473
                                                          2004      1.155          1.254         1,310,672

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)      2003      0.870          1.155         1,273,855
                                                              2002      1.309          0.870           573,856
                                                              2001      1.382          1.309           452,646
                                                              2000      1.210          1.382           164,358
                                                              1999      1.000          1.210                 -

   Smith Barney High Income Portfolio (8/00)                  2005      1.148          1.163           575,995
                                                              2004      1.053          1.148           716,412
                                                              2003      0.837          1.053           875,823
                                                              2002      0.876          0.837           672,340
                                                              2001      0.922          0.876           489,304
                                                              2000      1.016          0.922             1,807
                                                              1999      1.000          1.016                 -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                     2005      0.662          0.730           104,915
                                                              2004      0.569          0.662           109,830
                                                              2003      0.452          0.569           119,997
                                                              2002      0.617          0.452            87,057
                                                              2001      0.908          0.617            83,173
                                                              2000      1.207          0.908            47,399
                                                              1999      1.000          1.207                 -

   Smith Barney Large Cap Value Portfolio (6/00)              2005      0.988          1.038           390,097
                                                              2004      0.904          0.988           393,882
                                                              2003      0.718          0.904           402,191
                                                              2002      0.975          0.718           432,542
                                                              2001      1.076          0.975           384,096
                                                              2000      0.964          1.076           314,048
                                                              1999      1.000          0.964                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)  2005      0.926          0.962           597,379
                                                              2004      0.935          0.926           607,137
                                                              2003      0.642          0.935           629,393
                                                              2002      0.865          0.642           599,697
                                                              2001      1.001          0.865           517,862
                                                              2000      1.090          1.001           282,561
                                                              1999      1.000          1.090                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                      YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Mid Cap Core Portfolio (4/00)             2005      1.351          1.444          375,043
                                                          2004      1.239          1.351          381,702
                                                          2003      0.967          1.239          366,913
                                                          2002      1.211          0.967          225,995
                                                          2001      1.364          1.211          191,467
                                                          2000      1.172          1.364           64,859
                                                          1999      1.000          1.172                -

   Smith Barney Money Market Portfolio (2/00)             2005      1.066          1.082        1,619,770
                                                          2004      1.070          1.066        1,994,070
                                                          2003      1.077          1.070        1,821,759
                                                          2002      1.078          1.077          524,727
                                                          2001      1.053          1.078          148,566
                                                          2000      1.006          1.053           64,613
                                                          1999      1.000          1.006                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)      2005      0.714          0.760          196,567
                                                          2004      0.675          0.714          221,492
                                                          2003      0.537          0.675          216,713
                                                          2002      0.806          0.537          196,991
                                                          2001      1.193          0.806          196,978
                                                          2000      1.345          1.193          115,899
                                                          1999      1.000          1.345                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                 2005      1.110          1.149          126,348
                                                          2004      0.973          1.110          127,107
                                                          2003      0.694          0.973          101,651
                                                          2002      0.946          0.694           46,293
                                                          2001      1.000          0.946                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)         2005      1.169          1.349          223,984
                                                          2004      1.027          1.169          168,972
                                                          2003      0.811          1.027          163,339
                                                          2002      0.907          0.811           81,354
                                                          2001      1.048          0.907           53,627

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                               UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                    YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------  ----  -------------  -------------  ---------------
   Contrafund(R) Portfolio - Service Class  (continued)  2000      1.138          1.048            22,930
                                                         1999      1.000          1.138                 -

   Mid Cap Portfolio - Service Class 2 (7/02)            2005      1.440          1.678           232,128
                                                         2004      1.170          1.440           220,808
                                                         2003      0.857          1.170           236,967
                                                         2002      1.000          0.857            62,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                         2005      1.382          1.597           144,490
                                                            2004      1.183          1.382            85,167
                                                            2003      0.968          1.183            62,369
                                                            2002      1.000          0.968                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005      1.218          1.258             7,238
                                                            2004      1.178          1.218             7,578
                                                            2003      0.963          1.178            10,027
                                                            2002      1.000          0.963                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005      1.349          1.380           863,304
                                                            2004      1.241          1.349           671,346
                                                            2003      0.960          1.241           324,534
                                                            2002      1.000          0.960                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                   2005      1.211          1.360           551,459
                                                            2004      1.143          1.211           216,941
                                                            2003      0.948          1.143            66,077
                                                            2002      1.000          0.948                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005      1.445          1.612         5,479,126
                                                            2004      1.302          1.445         3,301,874
                                                            2003      0.984          1.302           560,403
                                                            2002      1.000          0.984                 -

   Growth Fund - Class 2 Shares (2/00)                      2005      1.413          1.606        15,362,612
                                                            2004      1.285          1.413         9,273,858
                                                            2003      0.960          1.285         2,482,245
                                                            2002      1.000          0.960                 -

   Growth-Income Fund - Class 2 Shares (2/00)               2005      1.357          1.404        18,636,981
                                                            2004      1.257          1.357        12,269,497
                                                            2003      0.971          1.257         2,985,394
                                                            2002      1.000          0.971                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)           2005      1.692          1.773           621,716
                                                              2004      1.317          1.692           363,487
                                                              2003      1.005          1.317           141,660
                                                              2002      1.000          1.005                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)    2005      1.199          1.291           491,266
                                                              2004      1.073          1.199           200,346
                                                              2003      1.000          1.073                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005      1.197          1.289           558,937
                                                              2004      1.067          1.197           213,448
                                                              2003      1.000          1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)   2005      1.000          1.030           473,972

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                              2005      1.417          1.452         1,496,822
                                                              2004      1.300          1.417         1,111,279
                                                              2003      0.969          1.300           297,552
                                                              2002      1.000          0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005      1.340          1.448         3,992,826
                                                              2004      1.217          1.340         2,095,459
                                                              2003      0.994          1.217           723,595
                                                              2002      1.000          0.994                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005      1.756          2.188         1,505,095
                                                              2004      1.440          1.756           466,250
                                                              2003      1.000          1.440            91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)  2005      1.481          1.596         4,568,600
                                                              2004      1.278          1.481         2,330,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (continued)  2003      0.989          1.278           519,279
                                                                   2002      1.000          0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005      1.431          1.524         2,064,621
                                                                   2004      1.262          1.431           594,562
                                                                   2003      0.976          1.262           206,659
                                                                   2002      1.000          0.976                 -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                   2005      1.265          1.290         5,012,226
                                                                   2004      1.190          1.265         4,141,171
                                                                   2003      0.977          1.190         1,561,246
                                                                   2002      1.000          0.977                 -

   Diversified Strategic Income Portfolio (7/00)                   2005      1.152          1.155         3,581,641
                                                                   2004      1.103          1.152         2,920,201
                                                                   2003      1.010          1.103           887,819
                                                                   2002      1.000          1.010                 -

   Equity Index Portfolio - Class II Shares (6/00)                 2005      1.302          1.327         2,839,502
                                                                   2004      1.208          1.302         2,252,137
                                                                   2003      0.967          1.208         1,148,700
                                                                   2002      1.000          0.967                 -

   Fundamental Value Portfolio (6/00)                              2005      1.385          1.419         9,239,878
                                                                   2004      1.309          1.385         8,216,033
                                                                   2003      0.966          1.309         2,834,488
                                                                   2002      1.000          0.966                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                2005      1.525          1.671            71,823
                                                                   2004      1.295          1.525            17,001
                                                                   2003      0.983          1.295             9,106
                                                                   2002      1.000          0.983                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                    2005      1.492          1.517           896,870
                                                                   2004      1.328          1.492           512,682
                                                                   2003      1.000          1.328            58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                              2005      1.363          1.376         2,139,915
                                                                   2004      1.237          1.363         1,226,122
                                                                   2003      1.000          1.237           154,434

   Mid-Cap Value Portfolio (5/03)                                  2005      1.519          1.608         2,921,421
                                                                   2004      1.252          1.519         1,430,939
                                                                   2003      1.000          1.252           131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)             2005      1.110          1.108         4,183,574
                                                                   2004      1.042          1.110         2,075,669
                                                                   2003      1.000          1.042           364,430

   Total Return Portfolio - Administrative Class (5/01)            2005      1.066          1.067        16,295,872
                                                                   2004      1.039          1.066        11,030,522
                                                                   2003      1.012          1.039         4,444,217
                                                                   2002      1.000          1.012                 -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)        2005      1.301          1.364                 -
                                                                   2004      1.237          1.301                 -
                                                                   2003      0.958          1.237                 -
                                                                   2002      1.000          0.958                 -

   Putnam VT International Equity Fund - Class IB Shares (5/01)    2005      1.420          1.557           503,884
                                                                   2004      1.249          1.420           507,731
                                                                   2003      0.994          1.249           378,045
                                                                   2002      1.000          0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005      1.764          1.846         1,127,527
                                                                   2004      1.429          1.764           802,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                              YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------    ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (continued)      2003      0.977          1.429           446,380
                                                                     2002      1.000          0.977                 -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (6/00)                                     2005      1.382          1.406         3,274,732
                                                                     2004      1.305          1.382         2,835,223
                                                                     2003      0.960          1.305         1,303,133
                                                                     2002      1.000          0.960                 -

   Investors Fund - Class I (1/01)                                   2005      1.338          1.394         1,852,362
                                                                     2004      1.240          1.338         1,547,557
                                                                     2003      0.958          1.240           657,293
                                                                     2002      1.000          0.958                 -

   Small Cap Growth Fund - Class I (3/00)                            2005      1.589          1.630           758,509
                                                                     2004      1.412          1.589           681,109
                                                                     2003      0.970          1.412           195,339
                                                                     2002      1.000          0.970                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                   2005      1.175          1.147           663,758
                                                                     2004      1.163          1.175           499,442
                                                                     2003      0.963          1.163           171,776
                                                                     2002      1.000          0.963                 -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)   2005      1.268          1.318            64,976
                                                                     2004      1.260          1.268            30,641
                                                                     2003      0.960          1.260            15,353
                                                                     2002      1.000          0.960                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)  2005      1.299          1.337        21,918,724
                                                                     2004      1.245          1.299        14,950,399
                                                                     2003      0.969          1.245         3,309,858
                                                                     2002      1.000          0.969                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                               2005      1.199          1.222        19,350,145
                                                                   2004      1.168          1.199        13,207,492
                                                                   2003      0.979          1.168         2,672,484
                                                                   2002      1.000          0.979                 -

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                                        2005      1.335          1.390         4,997,367
                                                                   2004      1.238          1.335         2,387,094
                                                                   2003      0.962          1.238           490,264
                                                                   2002      1.000          0.962                 -

   Multiple Discipline Portfolio - Large Cap
   Growth and Value (10/02)                                        2005      1.266          1.282         3,120,861
                                                                   2004      1.213          1.266         1,741,885
                                                                   2003      0.961          1.213           576,357
                                                                   2002      1.000          0.961                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                       2005      1.273          1.353           533,485
                                                                   2004      1.222          1.273           433,213
                                                                   2003      0.967          1.222           173,834
                                                                   2002      1.000          0.967                 -

   Equity Income Portfolio (10/00)                                 2005      1.320          1.349         3,470,760
                                                                   2004      1.229          1.320         2,356,302
                                                                   2003      0.958          1.229           933,491
                                                                   2002      1.000          0.958                 -

   Large Cap Portfolio (6/00)                                      2005      1.227          1.304           761,388
                                                                   2004      1.178          1.227           638,667
                                                                   2003      0.966          1.178           246,621
                                                                   2002      1.000          0.966                 -

   Managed Allocation Series: Aggressive Portfolio (5/05)          2005      1.000          1.105               474
   Managed Allocation Series: Conservative Portfolio (7/05)        2005      1.007          1.017                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)            2005      1.008          1.050           113,761

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                                2005      1.000          1.083           238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                                2005      1.000          1.028             8,861

   Mercury Large Cap Core Portfolio (6/00)                         2005      1.306          1.431           360,257
                                                                   2004      1.153          1.306           236,555
                                                                   2003      0.973          1.153           123,529
                                                                   2002      1.000          0.973                 -

   MFS(R) Emerging Growth Portfolio (2/00)                         2005      1.351          1.310                 -
                                                                   2004      1.226          1.351           237,712
                                                                   2003      0.971          1.226           131,311
                                                                   2002      1.000          0.971                 -

   MFS(R) Mid Cap Growth Portfolio (3/02)                          2005      1.456          1.467           662,001
                                                                   2004      1.305          1.456           183,666
                                                                   2003      0.974          1.305           138,108
                                                                   2002      1.000          0.974                 -

   MFS(R) Total Return Portfolio (7/00)                            2005      1.224          1.232        12,161,644
                                                                   2004      1.123          1.224         8,449,630
                                                                   2003      0.986          1.123         3,040,252
                                                                   2002      1.000          0.986                 -

   MFS(R) Value Portfolio (5/04)                                   2005      1.116          1.162           692,556
                                                                   2004      1.000          1.116           152,817

   Mondrian International Stock Portfolio (3/02)                   2005      1.425          1.526         1,407,512
                                                                   2004      1.259          1.425           820,537
                                                                   2003      1.001          1.259            85,856
                                                                   2002      1.000          1.001                 -

   Pioneer Fund Portfolio (5/03)                                   2005      1.315          1.363           524,811
                                                                   2004      1.210          1.315           202,670
                                                                   2003      1.000          1.210             4,367

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                          2005      1.036          1.036                 -

   Pioneer Strategic Income Portfolio (5/04)                       2005      1.089          1.104         3,120,622
                                                                   2004      1.000          1.089           438,335

   Strategic Equity Portfolio (6/00)                               2005      1.354          1.351           459,855
                                                                   2004      1.256          1.354           421,151
                                                                   2003      0.969          1.256           331,406
                                                                   2002      1.000          0.969                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)           2005      1.026          1.111             8,175

   Style Focus Series: Small Cap Value Portfolio (5/05)            2005      1.000          1.106                 -

   Travelers Managed Income Portfolio (7/00)                       2005      1.081          1.072         5,358,347
                                                                   2004      1.075          1.081         4,415,032
                                                                   2003      1.014          1.075         1,389,623
                                                                   2002      1.000          1.014                 -

   Van Kampen Enterprise Portfolio (4/00)                          2005      1.205          1.270           242,757
                                                                   2004      1.186          1.205           112,094
                                                                   2003      0.966          1.186           157,881
                                                                   2002      1.000          0.966                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005      0.986          0.987         2,390,703
                                                                   2004      0.997          0.986         1,892,813
                                                                   2003      1.000          0.997            14,435

   Smith Barney Aggressive Growth Portfolio (3/00)                 2005      1.344          1.467        11,136,013
                                                                   2004      1.250          1.344         8,924,780
                                                                   2003      0.951          1.250         2,994,791
                                                                   2002      1.000          0.951                 -

   Smith Barney High Income Portfolio (8/00)                       2005      1.356          1.361         5,049,829
                                                                   2004      1.256          1.356         3,993,608
                                                                   2003      1.007          1.256         1,647,756
                                                                   2002      1.000          1.007                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio (3/00)      2005      1.416          1.546            26,594
                                                                   2004      1.228          1.416            20,659
                                                                   2003      0.986          1.228            16,617
                                                                   2002      1.000          0.986                 -

   Smith Barney Large Cap Value Portfolio (6/00)                   2005      1.308          1.362            57,391
                                                                   2004      1.209          1.308            58,386
                                                                   2003      0.969          1.209            36,575
                                                                   2002      1.000          0.969                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)       2005      1.339          1.378         3,424,059
                                                                   2004      1.365          1.339         3,125,256
                                                                   2003      0.946          1.365         1,176,777
                                                                   2002      1.000          0.946                 -

   Smith Barney Mid Cap Core Portfolio (4/00)                      2005      1.338          1.417         1,933,083
                                                                   2004      1.239          1.338         1,628,496
                                                                   2003      0.977          1.239           733,971
                                                                   2002      1.000          0.977                 -

   Smith Barney Money Market Portfolio (2/00)                      2005      0.970          0.975         3,019,588
                                                                   2004      0.984          0.970         2,251,784
                                                                   2003      0.999          0.984           888,448
                                                                   2002      1.000          0.999                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)               2005      1.250          1.319           148,862
                                                                   2004      1.195          1.250           104,386
                                                                   2003      0.959          1.195            55,188
                                                                   2002      1.000          0.959                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)    2005      1.529          1.568           449,352
                                                                   2004      1.353          1.529           361,221
                                                                   2003      0.974          1.353           162,355
                                                                   2002      1.000          0.974                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)                  2005      1.403          1.603         6,370,669
                                                                   2004      1.244          1.403         3,260,531
                                                                   2003      0.991          1.244         1,112,778
                                                                   2002      1.000          0.991                 -

   Mid Cap Portfolio - Service Class 2 (7/02)                      2005      1.625          1.875         4,190,757
                                                                   2004      1.333          1.625         2,561,023
                                                                   2003      0.986          1.333           731,326
                                                                   2002      1.000          0.986                 -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.


Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners


AIM V.I. Premier Equity Fund is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners



Fixed Fund is no longer available to new contract owners



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.30%



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.135           1.324                  11,611
                                                               2004        0.962           1.135                       -
                                                               2003        0.780           0.962                       -
                                                               2002        0.878           0.780                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.786           0.820                 186,959
                                                               2004        0.753           0.786                 193,397
                                                               2003        0.610           0.753                 224,709
                                                               2002        0.886           0.610                 273,880
                                                               2001        1.000           0.886                  44,481

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.130           1.166                 154,124
                                                               2004        1.029           1.130                 205,133
                                                               2003        0.788           1.029                 202,171
                                                               2002        1.000           0.788                 105,186
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.671           0.761               3,542,749
                                                               2004        0.628           0.671               3,980,042
                                                               2003        0.515           0.628               4,417,255
                                                               2002        0.755           0.515               4,996,672
                                                               2001        0.926           0.755               5,706,327
                                                               2000        1.127           0.926               4,292,514
                                                               1999        1.000           1.127                  98,377

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.035           1.165               4,027,212
                                                               2004        0.924           1.035               4,044,618
                                                               2003        0.692           0.924               4,013,956
                                                               2002        0.821           0.692               3,794,165
                                                               2001        0.970           0.821               3,848,239
                                                               2000        1.211           0.970               3,249,643
                                                               1999        1.000           1.211                 123,540

   Growth Fund - Class 2 Shares (11/99)                        2005        1.087           1.247               9,929,724
                                                               2004        0.979           1.087              10,072,367
                                                               2003        0.725           0.979               9,674,784
                                                               2002        0.972           0.725               9,051,297
                                                               2001        1.204           0.972               8,538,251
                                                               2000        1.167           1.204               6,160,677
                                                               1999        1.000           1.167               1,134,441

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.287           1.344               9,174,263
                                                               2004        1.181           1.287               9,487,143
                                                               2003        0.904           1.181               9,723,750
                                                               2002        1.121           0.904               8,678,386
                                                               2001        1.107           1.121               7,396,792
                                                               2000        1.039           1.107               4,257,325
                                                               1999        1.000           1.039                  46,596

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.643           1.738                     972
                                                               2004        1.267           1.643                       -
                                                               2003        0.958           1.267                       -
                                                               2002        1.048           0.958                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.211           1.318                  41,122
                                                               2004        1.075           1.211                       -
                                                               2003        1.000           1.075                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.210           1.315                 135,076
                                                               2004        1.068           1.210                   8,884
                                                               2003        1.000           1.068                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.036                 128,213

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.879           0.909               2,195,571
                                                               2004        0.799           0.879               2,438,278
                                                               2003        0.589           0.799               2,521,774
                                                               2002        0.837           0.589               2,338,805
                                                               2001        1.001           0.837               2,212,536
                                                               2000        1.215           1.001               1,777,941
                                                               1999        1.000           1.215                 549,437

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.161           1.267                 439,692
                                                               2004        1.044           1.161                 382,679
                                                               2003        0.845           1.044                 329,118
                                                               2002        1.000           0.845                  24,581

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.784           2.244                 393,288
                                                               2004        1.449           1.784                  64,080
                                                               2003        1.000           1.449                  82,956

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.093           1.189               2,760,034
                                                               2004        0.935           1.093               2,498,119
                                                               2003        0.716           0.935               2,404,709
                                                               2002        0.891           0.716               2,323,461
                                                               2001        1.074           0.891               2,087,896
                                                               2000        1.115           1.074               1,545,765
                                                               1999        1.000           1.115                  53,095

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.183           1.272                 165,606
                                                               2004        1.033           1.183                  14,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.792           1.033                       -
                                                               2002        0.832           0.792                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.046           1.077               2,967,218
                                                               2004        0.974           1.046               3,402,889
                                                               2003        0.792           0.974               3,621,952
                                                               2002        0.973           0.792               3,234,469
                                                               2001        1.026           0.973               2,172,270
                                                               2000        1.044           1.026                 941,763
                                                               1999        1.000           1.044                  84,121

   Diversified Strategic Income Portfolio (11/99)              2005        1.242           1.257               2,495,941
                                                               2004        1.178           1.242               2,888,035
                                                               2003        1.068           1.178               3,034,833
                                                               2002        1.032           1.068               2,969,507
                                                               2001        1.014           1.032               2,434,690
                                                               2000        0.999           1.014               1,438,172
                                                               1999        1.000           0.999                 341,104

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.869           0.894               2,423,854
                                                               2004        0.798           0.869               3,117,027
                                                               2003        0.633           0.798               2,780,248
                                                               2002        0.826           0.633               2,776,130
                                                               2001        0.955           0.826               2,792,764
                                                               2000        1.067           0.955               1,086,755
                                                               1999        1.000           1.067                 348,286

   Fundamental Value Portfolio (12/99)                         2005        1.310           1.355               4,338,359
                                                               2004        1.226           1.310               5,046,949
                                                               2003        0.896           1.226               5,064,535
                                                               2002        1.153           0.896               5,190,545
                                                               2001        1.234           1.153               4,341,451
                                                               2000        1.037           1.234                 948,161
                                                               1999        1.000           1.037                  12,938

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.451           0.499               2,024,904
                                                               2004        0.379           0.451               2,131,311

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2003        0.285           0.379               2,307,386
                                                               2002        0.402           0.285               2,481,234
                                                               2001        0.674           0.402               2,683,031
                                                               2000        1.000           0.674               1,701,726

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.516           1.556                  79,133
                                                               2004        1.337           1.516                 113,342
                                                               2003        1.000           1.337                  60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.385           1.411                 289,711
                                                               2004        1.245           1.385                 191,146
                                                               2003        1.000           1.245                  52,729

   Mid-Cap Value Portfolio (5/03)                              2005        1.543           1.649                 571,572
                                                               2004        1.260           1.543                 316,299
                                                               2003        1.000           1.260                 163,255

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.127           1.136               1,179,052
                                                               2004        1.049           1.127                 715,250
                                                               2003        1.000           1.049                 202,392

   Total Return Portfolio - Administrative Class (5/01)        2005        1.218           1.231               4,017,299
                                                               2004        1.176           1.218               4,403,863
                                                               2003        1.134           1.176               5,407,443
                                                               2002        1.054           1.134               3,419,880
                                                               2001        1.000           1.054                 434,773

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        0.775           0.821                  50,122
                                                               2004        0.730           0.775                  54,534
                                                               2003        0.560           0.730                  84,884
                                                               2002        0.806           0.560                  56,378
                                                               2001        1.000           0.806                  22,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.014           1.124                 175,115
                                                               2004        0.884           1.014                 151,194
                                                               2003        0.697           0.884                 181,635
                                                               2002        0.858           0.697                  86,812
                                                               2001        1.000           0.858                  14,691

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.617           1.709                 649,038
                                                               2004        1.298           1.617                 556,757
                                                               2003        0.879           1.298                 531,891
                                                               2002        1.089           0.879                 332,783
                                                               2001        1.000           1.089                  71,890

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.316           1.352               1,677,286
                                                               2004        1.231           1.316               1,873,002
                                                               2003        0.897           1.231               1,888,455
                                                               2002        1.212           0.897               1,976,967
                                                               2001        1.205           1.212               1,598,744
                                                               2000        1.033           1.205                 507,525
                                                               1999        1.000           1.033                  20,279

   Investors Fund - Class I (11/99)                            2005        1.198           1.259               1,343,258
                                                               2004        1.099           1.198               1,393,345
                                                               2003        0.841           1.099               1,393,911
                                                               2002        1.108           0.841               1,267,791
                                                               2001        1.171           1.108               1,112,073
                                                               2000        1.029           1.171                 217,211
                                                               1999        1.000           1.029                  10,159

   Small Cap Growth Fund - Class I (11/99)                     2005        1.296           1.342                 541,401
                                                               2004        1.141           1.296                 534,246
                                                               2003        0.776           1.141                 502,581
                                                               2002        1.204           0.776                 405,274
                                                               2001        1.315           1.204                 370,805
                                                               2000        1.141           1.315                 266,300
                                                               1999        1.000           1.141                  35,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.812           0.800                 149,840
                                                               2004        0.796           0.812                 154,400
                                                               2003        0.653           0.796                 148,027
                                                               2002        0.894           0.653                  62,178
                                                               2001        1.000           0.894                   8,386

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.871           0.914                 319,085
                                                               2004        0.857           0.871                 362,894
                                                               2003        0.647           0.857                 277,969
                                                               2002        0.895           0.647                 213,889
                                                               2001        1.000           0.895                  98,459

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.450           1.506               1,204,224
                                                               2004        1.377           1.450               1,865,334
                                                               2003        1.062           1.377               1,260,241
                                                               2002        1.000           1.062                 146,807

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.296           1.333               1,031,980
                                                               2004        1.250           1.296               1,808,241
                                                               2003        1.039           1.250               2,075,139
                                                               2002        1.000           1.039                 107,743

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.519           1.597                 316,339
                                                               2004        1.395           1.519                 417,889
                                                               2003        1.075           1.395                 183,455
                                                               2002        1.000           1.075                  11,968

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.435           1.467                  84,904
                                                               2004        1.362           1.435                  90,870
                                                               2003        1.070           1.362                  54,011
                                                               2002        1.000           1.070                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.872           0.936                 572,111
                                                               2004        0.829           0.872                 576,619
                                                               2003        0.650           0.829                 515,789
                                                               2002        0.865           0.650                 381,876
                                                               2001        1.000           0.865                 136,035

   Equity Income Portfolio (11/99)                             2005        1.200           1.238               1,150,485
                                                               2004        1.107           1.200               1,302,083
                                                               2003        0.855           1.107               1,414,340
                                                               2002        1.006           0.855               1,406,171
                                                               2001        1.092           1.006               1,135,718
                                                               2000        1.013           1.092                 562,016
                                                               1999        1.000           1.013                  19,805

   Large Cap Portfolio (11/99)                                 2005        0.724           0.776               2,475,830
                                                               2004        0.688           0.724               2,686,679
                                                               2003        0.559           0.688               2,365,088
                                                               2002        0.734           0.559               1,889,763
                                                               2001        0.900           0.734               1,809,999
                                                               2000        1.066           0.900               1,406,663
                                                               1999        1.000           1.066                 559,758

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.046           1.112                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.022                       -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.056                 374,123

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.090                   1,676

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.012           1.033                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.765           0.846                 832,892
                                                               2004        0.669           0.765                 902,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Mercury Large Cap Core Portfolio  (continued)                  2003        0.559           0.669               1,037,347
                                                               2002        0.757           0.559               1,151,010
                                                               2001        0.989           0.757               1,231,361
                                                               2000        1.061           0.989                 745,993
                                                               1999        1.000           1.061                  54,286

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.655           0.636                       -
                                                               2004        0.589           0.655               2,936,157
                                                               2003        0.462           0.589               3,170,351
                                                               2002        0.712           0.462               3,807,558
                                                               2001        1.130           0.712               4,413,097
                                                               2000        1.433           1.130               3,648,186
                                                               1999        1.000           1.433                 857,752

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        0.840           0.854               2,149,152
                                                               2004        0.745           0.840                       -
                                                               2003        0.551           0.745                       -
                                                               2002        0.627           0.551                       -

MFS(R) Total Return Portfolio (11/99)                          2005        1.343           1.365               5,950,051
                                                               2004        1.221           1.343               6,935,849
                                                               2003        1.061           1.221               7,058,378
                                                               2002        1.135           1.061               6,681,829
                                                               2001        1.150           1.135               5,208,923
                                                               2000        0.999           1.150               1,871,925
                                                               1999        1.000           0.999                 340,973

MFS(R) Value Portfolio (5/04)                                  2005        1.123           1.180                 111,233
                                                               2004        0.973           1.123                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.228           1.327                 487,540
                                                               2004        1.074           1.228                 213,304
                                                               2003        0.846           1.074                 132,493
                                                               2002        0.846           0.846                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.336           1.397                  80,615
                                                               2004        1.218           1.336                  29,247
                                                               2003        1.000           1.218                   1,217

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.041                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.096           1.122                 178,366
                                                               2004        0.983           1.096                   4,688

   Strategic Equity Portfolio (11/99)                          2005        0.729           0.735               3,959,355
                                                               2004        0.670           0.729               4,739,501
                                                               2003        0.512           0.670               5,209,330
                                                               2002        0.782           0.512               5,951,879
                                                               2001        0.914           0.782               6,226,561
                                                               2000        1.132           0.914               5,313,349
                                                               1999        1.000           1.132                 774,589

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.117                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.113                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.222           1.223               1,837,264
                                                               2004        1.204           1.222               2,064,785
                                                               2003        1.125           1.204               2,671,175
                                                               2002        1.115           1.125               2,210,799
                                                               2001        1.059           1.115               1,539,696
                                                               2000        0.994           1.059                 598,018
                                                               1999        1.000           0.994                   2,445

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.664           0.707               1,132,758
                                                               2004        0.648           0.664               1,374,668
                                                               2003        0.523           0.648               1,519,148
                                                               2002        0.750           0.523               1,585,903
                                                               2001        0.964           0.750               1,863,264
                                                               2000        1.145           0.964               1,841,630
                                                               1999        1.000           1.145                 168,261

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           1.009                 211,063
                                                               2004        1.000           0.998                 208,879
                                                               2003        1.000           1.000                 151,638

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.254           1.382               6,511,100
                                                               2004        1.155           1.254               6,703,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Smith Barney Aggressive Growth Portfolio  (continued)          2003        0.870           1.155               6,716,858
                                                               2002        1.309           0.870               6,378,946
                                                               2001        1.382           1.309               6,108,454
                                                               2000        1.210           1.382               3,182,829
                                                               1999        1.000           1.210                  74,420

Smith Barney High Income Portfolio (11/99)                     2005        1.148           1.163               2,132,932
                                                               2004        1.053           1.148               2,334,370
                                                               2003        0.837           1.053               2,428,714
                                                               2002        0.876           0.837               1,743,696
                                                               2001        0.922           0.876               1,352,081
                                                               2000        1.016           0.922                 746,254
                                                               1999        1.000           1.016                  83,518

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        0.662           0.730               1,639,709
                                                               2004        0.569           0.662               1,842,648
                                                               2003        0.452           0.569               1,815,361
                                                               2002        0.617           0.452               3,924,462
                                                               2001        0.908           0.617               2,412,874
                                                               2000        1.207           0.908               1,959,090
                                                               1999        1.000           1.207                  69,739

Smith Barney Large Cap Value Portfolio (11/99)                 2005        0.988           1.038               2,394,785
                                                               2004        0.904           0.988               2,741,825
                                                               2003        0.718           0.904               3,144,755
                                                               2002        0.975           0.718               3,249,278
                                                               2001        1.076           0.975               3,409,971
                                                               2000        0.964           1.076               1,620,470
                                                               1999        1.000           0.964                  99,981

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        0.926           0.962               5,416,358
                                                               2004        0.935           0.926               5,908,117
                                                               2003        0.642           0.935               6,283,234
                                                               2002        0.865           0.642               6,310,650
                                                               2001        1.001           0.865               7,117,413
                                                               2000        1.090           1.001               4,125,697
                                                               1999        1.000           1.090                 241,754

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.351           1.444               2,332,375
                                                               2004        1.239           1.351               2,541,200
                                                               2003        0.967           1.239               2,871,249
                                                               2002        1.211           0.967               2,868,310
                                                               2001        1.364           1.211               2,654,148
                                                               2000        1.172           1.364               1,154,540
                                                               1999        1.000           1.172                  26,517

   Smith Barney Money Market Portfolio (11/99)                 2005        1.066           1.082               2,938,244
                                                               2004        1.070           1.066               4,027,153
                                                               2003        1.077           1.070               5,977,716
                                                               2002        1.078           1.077               7,333,450
                                                               2001        1.053           1.078              10,629,210
                                                               2000        1.006           1.053               2,727,512
                                                               1999        1.000           1.006                  25,456

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.714           0.760               2,558,794
                                                               2004        0.675           0.714               3,451,906
                                                               2003        0.537           0.675               3,851,217
                                                               2002        0.806           0.537               4,114,292
                                                               2001        1.193           0.806               4,788,151
                                                               2000        1.345           1.193               4,177,551
                                                               1999        1.000           1.345                 148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.110           1.149                 115,688
                                                               2004        0.973           1.110                  80,250
                                                               2003        0.694           0.973                 151,572
                                                               2002        0.946           0.694                  60,515
                                                               2001        1.000           0.946                  10,542

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.169           1.349               1,434,113
                                                               2004        1.027           1.169               1,360,757
                                                               2003        0.811           1.027               1,395,025
                                                               2002        0.907           0.811               1,251,130
                                                               2001        1.048           0.907               1,396,683

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Contrafund(R) Portfolio - Service Class  (continued)           2000        1.138           1.048                 866,413
                                                               1999        1.000           1.138                  68,187

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.440           1.678                 847,801
                                                               2004        1.170           1.440                 775,423
                                                               2003        0.857           1.170                 533,777
                                                               2002        1.000           0.857                  89,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.382           1.597                 178,408
                                                               2004        1.183           1.382                  70,171
                                                               2003        0.968           1.183                  62,961
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.218           1.258                  27,570
                                                               2004        1.178           1.218                  33,748
                                                               2003        0.963           1.178                  26,411
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349           1.380               1,344,238
                                                               2004        1.241           1.349               1,236,732
                                                               2003        0.960           1.241                 854,793
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.211           1.360                 468,337
                                                               2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.445           1.612               6,040,065
                                                               2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.413           1.606              20,721,963
                                                               2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088
                                                               2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.357           1.404              24,301,428
                                                               2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952
                                                               2002        1.000           0.971                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.692           1.773                 636,759
                                                               2004        1.317           1.692                 544,495
                                                               2003        1.005           1.317                 376,157
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291                 526,467
                                                               2004        1.073           1.199                 434,954
                                                               2003        0.996           1.073                  14,159

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289                 593,796
                                                               2004        1.067           1.197                 372,299
                                                               2003        1.016           1.067                  10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030                 535,471

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.417           1.452               2,752,422
                                                               2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.340           1.448               6,323,482
                                                               2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188               1,150,213
                                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.481           1.596               4,394,621
                                                               2004        1.278           1.481               3,889,690

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.278               2,193,501
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.431           1.524                 923,889
                                                               2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.265           1.290               5,498,706
                                                               2004        1.190           1.265               5,459,813
                                                               2003        0.977           1.190               3,761,358
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.152           1.155               2,949,751
                                                               2004        1.103           1.152               3,285,089
                                                               2003        1.010           1.103               2,322,848
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.302           1.327               3,053,694
                                                               2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.385           1.419               7,877,497
                                                               2004        1.309           1.385               7,968,858
                                                               2003        0.966           1.309               5,155,503
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.525           1.671                 325,878
                                                               2004        1.295           1.525                 302,452
                                                               2003        0.983           1.295                 210,735
                                                               2002        1.000           0.983                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)               2005       1.492           1.517               808,709
                                                              2004       1.328           1.492               733,265
                                                              2003       1.018           1.328               316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                         2005       1.363           1.376             4,573,722
                                                              2004       1.237           1.363             4,464,326
                                                              2003       1.021           1.237             2,342,808

   Mid-Cap Value Portfolio (5/03)                             2005       1.519           1.608             4,969,282
                                                              2004       1.252           1.519             4,181,113
                                                              2003       1.012           1.252             1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)        2005       1.110           1.108             5,187,938
                                                              2004       1.042           1.110             4,627,736
                                                              2003       1.002           1.042             2,203,110

   Total Return Portfolio - Administrative Class (5/01)       2005       1.066           1.067            18,327,374
                                                              2004       1.039           1.066            16,972,145
                                                              2003       1.012           1.039            11,776,640
                                                              2002       1.000           1.012                     -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)   2005       1.301           1.364                23,720
                                                              2004       1.237           1.301                24,067
                                                              2003       0.958           1.237                 4,520
                                                              2002       1.000           0.958                     -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                     2005       1.420           1.557               684,925
                                                              2004       1.249           1.420               694,523
                                                              2003       0.994           1.249               639,013
                                                              2002       1.000           0.994                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)    2005       1.764           1.846             1,216,084
                                                              2004       1.429           1.764             1,053,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR          END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------    -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                2003       0.977           1.429               798,826
                                                              2002       1.000           0.977                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                             2005       1.382           1.406             2,300,359
                                                              2004       1.305           1.382             3,268,365
                                                              2003       0.960           1.305             1,724,848
                                                              2002       1.000           0.960                     -

   Investors Fund - Class I (11/99)                           2005       1.338           1.394             2,512,286
                                                              2004       1.240           1.338             2,820,016
                                                              2003       0.958           1.240             1,330,720
                                                              2002       1.000           0.958                     -

   Small Cap Growth Fund - Class I (11/99)                    2005       1.589           1.630             2,239,133
                                                              2004       1.412           1.589             1,763,283
                                                              2003       0.970           1.412               943,187
                                                              2002       1.000           0.970                     -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)            2005       1.175           1.147               958,647
                                                              2004       1.163           1.175             1,090,467
                                                              2003       0.963           1.163               803,964
                                                              2002       1.000           0.963                     -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                     2005       1.268           1.318               415,196
                                                              2004       1.260           1.268               418,070
                                                              2003       0.960           1.260               343,672
                                                              2002       1.000           0.960                     -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                    2005       1.299           1.337            43,926,576
                                                              2004       1.245           1.299            46,071,792
                                                              2003       0.969           1.245            27,451,413
                                                              2002       1.000           0.969                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                          2005       1.199           1.222            33,731,401
                                                              2004       1.168           1.199            36,358,325
                                                              2003       0.979           1.168            21,544,810
                                                              2002       1.000           0.979                     -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                          2005       1.335           1.390             6,579,990
                                                              2004       1.238           1.335             6,146,467
                                                              2003       0.962           1.238             2,247,747
                                                              2002       1.000           0.962                     -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                              2005       1.266           1.282             3,977,421
                                                              2004       1.213           1.266             4,007,483
                                                              2003       0.961           1.213             2,004,819
                                                              2002       1.000           0.961                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                  2005       1.273           1.353               426,620
                                                              2004       1.222           1.273               440,506
                                                              2003       0.967           1.222               259,207
                                                              2002       1.000           0.967                     -

   Equity Income Portfolio (11/99)                            2005       1.320           1.349             3,382,218
                                                              2004       1.229           1.320             3,622,957
                                                              2003       0.958           1.229             2,689,774
                                                              2002       1.000           0.958                     -

   Large Cap Portfolio (11/99)                                2005       1.227           1.304               657,890
                                                              2004       1.178           1.227               684,784
                                                              2003       0.966           1.178               533,101
                                                              2002       1.000           0.966                     -

   Managed Allocation Series: Aggressive Portfolio (6/05)     2005       1.045           1.105               155,229

   Managed Allocation Series: Conservative Portfolio (5/05)   2005       1.000           1.017               137,148

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (5/05)          2005       1.000           1.050             1,072,581

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                        2005       1.017           1.083               340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                              2005       1.010           1.028                     -

Mercury Large Cap Core Portfolio (11/99)                      2005       1.306           1.431               361,918
                                                              2004       1.153           1.306               402,434
                                                              2003       0.973           1.153               231,169
                                                              2002       1.000           0.973                     -

MFS(R) Emerging Growth Portfolio (11/99)                      2005       1.351           1.310                     -
                                                              2004       1.226           1.351               341,774
                                                              2003       0.971           1.226               262,977
                                                              2002       1.000           0.971                     -

MFS(R) Mid Cap Growth Portfolio (6/02)                        2005       1.456           1.467               655,157
                                                              2004       1.305           1.456               309,694
                                                              2003       0.974           1.305               225,887
                                                              2002       1.000           0.974                     -

MFS(R) Total Return Portfolio (11/99)                         2005       1.224           1.232            14,704,878
                                                              2004       1.123           1.224            13,582,482
                                                              2003       0.986           1.123             8,894,291
                                                              2002       1.000           0.986                     -

MFS(R) Value Portfolio (5/04)                                 2005       1.116           1.162               648,332
                                                              2004       0.972           1.116                53,025

Mondrian International Stock Portfolio (8/02)                 2005       1.425           1.526             1,911,295
                                                              2004       1.259           1.425             1,619,278
                                                              2003       1.001           1.259               577,731
                                                              2002       1.000           1.001                     -

Pioneer Fund Portfolio (5/03)                                 2005       1.315           1.363               402,347
                                                              2004       1.210           1.315               411,090
                                                              2003       1.022           1.210               181,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                     2005       1.000           1.036                44,982

   Pioneer Strategic Income Portfolio (5/04)                  2005       1.089           1.104               385,841
                                                              2004       0.982           1.089                89,761

   Strategic Equity Portfolio (11/99)                         2005       1.354           1.351               471,329
                                                              2004       1.256           1.354               494,070
                                                              2003       0.969           1.256               432,677
                                                              2002       1.000           0.969                     -

   Style Focus Series: Small Cap Growth Portfolio (5/05)      2005       1.000           1.111                12,357

   Style Focus Series: Small Cap Value Portfolio (5/05)       2005       1.005           1.106                 4,691

   Travelers Managed Income Portfolio (11/99)                 2005       1.081           1.072             3,736,527
                                                              2004       1.075           1.081             4,402,977
                                                              2003       1.014           1.075             3,045,120
                                                              2002       1.000           1.014                     -

   Van Kampen Enterprise Portfolio (11/99)                    2005       1.205           1.270               115,076
                                                              2004       1.186           1.205               112,791
                                                              2003       0.966           1.186               100,752
                                                              2002       1.000           0.966                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                     2005       0.986           0.987             2,056,662
                                                              2004       0.997           0.986             1,044,555
                                                              2003       1.000           0.997               143,635

   Smith Barney Aggressive Growth Portfolio (11/99)           2005       1.344           1.467            14,276,616
                                                              2004       1.250           1.344            13,826,694
                                                              2003       0.951           1.250             8,499,681
                                                              2002       1.000           0.951                     -

   Smith Barney High Income Portfolio (11/99)                 2005       1.356           1.361             6,386,240
                                                              2004       1.256           1.356             7,788,209
                                                              2003       1.007           1.256             6,592,357
                                                              2002       1.000           1.007                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                    2005       1.416           1.546               147,388
                                                              2004       1.228           1.416               135,869
                                                              2003       0.986           1.228                94,348
                                                              2002       1.000           0.986                     -

   Smith Barney Large Cap Value Portfolio (11/99)             2005       1.308           1.362               175,335
                                                              2004       1.209           1.308               191,036
                                                              2003       0.969           1.209               190,901
                                                              2002       1.000           0.969                     -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                    2005       1.339           1.378             5,680,350
                                                              2004       1.365           1.339             6,645,934
                                                              2003       0.946           1.365             5,833,245
                                                              2002       1.000           0.946                     -

   Smith Barney Mid Cap Core Portfolio (11/99)                2005       1.338           1.417             2,346,996
                                                              2004       1.239           1.338             2,431,535
                                                              2003       0.977           1.239             1,359,130
                                                              2002       1.000           0.977                     -

   Smith Barney Money Market Portfolio (11/99)                2005       0.970           0.975             4,465,139
                                                              2004       0.984           0.970             4,211,420
                                                              2003       0.999           0.984             1,823,049
                                                              2002       1.000           0.999                     -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)         2005       1.250           1.319               507,517
                                                              2004       1.195           1.250               506,602
                                                              2003       0.959           1.195               456,247
                                                              2002       1.000           0.959                     -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                     2005       1.529           1.568             1,925,628
                                                              2004       1.353           1.529             1,431,235
                                                              2003       0.974           1.353             1,932,845
                                                              2002       1.000           0.974                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)            2005       1.403           1.603             2,800,005
                                                              2004       1.244           1.403             2,137,831
                                                              2003       0.991           1.244             1,545,964
                                                              2002       1.000           0.991                     -

   Mid Cap Portfolio - Service Class 2 (5/02)                 2005       1.625           1.875             3,596,046
                                                              2004       1.333           1.625             3,135,990
                                                              2003       0.986           1.333             1,911,507
                                                              2002       1.000           0.986                     -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.



Name:________________________________________________________________________

Address:_____________________________________________________________________

Check Box:

[   ] MIC-Book-03-85

[   ] MLAC-Book-03-85



Book-03                                                             May 1, 2006

            VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes Vintage II (Series II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
     and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth
     and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund - Class IB
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


----------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary..............................................    3
Summary...............................................    4
Fee Table.............................................    8
Condensed Financial Information.......................   14
The Annuity Contract..................................   14
   Contract Owner Inquiries...........................   15
   Purchase Payments..................................   15
   Accumulation Units.................................   16
   The Variable Funding Options.......................   16
Fixed Account.........................................   24
Charges and Deductions................................   24
   General............................................   24
   Withdrawal Charge..................................   24
   Free Withdrawal Allowance..........................   25
   Transfer Charge....................................   25
   Administrative Charges.............................   25
   Mortality and Expense Risk Charge..................   26
   Enhanced Stepped-Up Provision Charge...............   26
   Guaranteed Minimum Withdrawal Benefit
    Charge............................................   26
   Guaranteed Minimum Accumulation Benefit
    Charge............................................   26
   Variable Liquidity Benefit Charge..................   26
   Variable Funding Option Expenses...................   26
   Premium Tax........................................   27
   Changes in Taxes Based upon Premium or Value.......   27
Transfers.............................................   27
   Market Timing/Excessive Trading....................   28
   Dollar Cost Averaging..............................   29
Access to Your Money..................................   30
   Systematic Withdrawals.............................   30
   Loans..............................................   30
Ownership Provisions..................................   31
   Types of Ownership.................................   31
     Contract Owner...................................   31
     Beneficiary......................................   31
     Annuitant........................................   31
Death Benefit.........................................   32
   Death Proceeds before the Maturity Date............   32
   Enhanced Stepped-Up Provision......................   34
   Payment of Proceeds................................   35
   Spousal Contract Continuance.......................   36
   Beneficiary Contract Continuance...................   37
   Planned Death Benefit..............................   37
   Death Proceeds after the Maturity Date.............   38
Living Benefits.......................................   38
   Guaranteed Minimum Withdrawal Benefit..............   38
   Guaranteed Minimum Accumulation Benefit............   43
The Annuity Period....................................   48
   Maturity Date......................................   48
   Allocation of Annuity..............................   49
   Variable Annuity...................................   49
   Fixed Annuity......................................   50
Payment Options.......................................   50
   Election of Options................................   50
   Annuity Options....................................   50
   Variable Liquidity Benefit.........................   51
Miscellaneous Contract Provisions.....................   51
   Right to Return....................................   51
   Termination........................................   51
   Required Reports...................................   51
   Suspension of Payments.............................   51
The Separate Accounts.................................   52
   Performance Information............................   52
Federal Tax Considerations............................   53
   General Taxation of Annuities......................   53
   Types of Contracts: Qualified and
     Non-qualified....................................   54
   Qualified Annuity Contracts........................   54
     Taxation of Qualified Annuity Contracts..........   54
     Mandatory Distributions for Qualified Plans......   54
   Non-qualified Annuity Contracts....................   55
     Diversification Requirements for
       Variable Annuities.............................   56
     Ownership of the Investments.....................   56
     Taxation of Death Benefit Proceeds...............   57
   Other Tax Considerations...........................   57
     Treatment of Charges for Optional Benefits.......   57
     Puerto Rico Tax Considerations...................   57
     Non-Resident Aliens..............................  .57
Other Information.....................................   58
   The Insurance Companies............................   58
   Financial Statements...............................   58
   Distribution of Variable Annuity Contracts.........   58
   Conformity with State and Federal Laws.............   59
   Voting Rights......................................   59
   Restrictions on Financial Transactions.............   60
   Legal Proceedings..................................   60
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine............  A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten.............  B-1
Appendix C: The Fixed Account.........................  C-1
Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     VINTAGE II (SERIES II) VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both . If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...........................................       6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.............................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE...........................       6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity
Payments.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......................... $30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
           0 years                         3 years                    6%
           3 years                         5 years                    5%
           5 years                         6 years                    4%
           6 years                         7 years                    3%
          7 + years                           --                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........             1.25%(5)                  1.35%(5)                 1.55%(5)
Administrative Expense Charge..............             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES
SELECTED...................................             1.40%                     1.50%                    1.70%
Optional E.S.P. Charge.....................             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. ONLY SELECTED..........             1.55%                     1.65%                    1.85%
Optional GMAB Charge.......................             0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMAB ONLY
SELECTED...................................             1.90%                     2.00%                    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMAB
SELECTED(6)................................             2.05%                     2.15%                    2.35%
Optional GMWB I Charge (maximum
upon reset)................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum
upon reset)................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge...................             0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I ONLY SELECTED..........             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II ONLY SELECTED.........             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB III ONLY SELECTED........             1.65%                     1.75%                    1.95%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I SELECTED....             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II SELECTED...             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB III SELECTED..             1.80%                     1.90%                    2.10%


----------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                  MINIMUM           MAXIMUM
                                                                  -------           -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)              0.47%             4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                        DISTRIBUTION
                                           AND/OR                                              CONTRACTUAL FEE    NET TOTAL
                                          SERVICE                         TOTAL ANNUAL              WAIVER          ANNUAL
                           MANAGEMENT     (12b-1)           OTHER           OPERATING           AND/OR EXPENSE     OPERATING
UNDERLYING FUND:               FEE          FEES          EXPENSES           EXPENSES            REIMBURSEMENT    EXPENSES**
-------------------------  ----------   ------------      --------        ------------         ---------------    ----------
AMERICAN FUNDS
INSURANCE SERIES
   American Funds
      Global Growth
      Fund - Class 2*            0.58%        0.25%        0.04%               0.87%                   --           0.87%
   American Funds
      Growth Fund -
      Class 2*                   0.33%        0.25%        0.02%               0.60%                   --           0.60%
   American Funds
      Growth-Income
      Fund - Class 2*            0.28%        0.25%        0.01%               0.54%                   --           0.54%
FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income
      Securities Fund
      - Class 2*                 0.46%        0.25%        0.02%               0.73%                   --           0.73%(1)(2)
   Franklin Small-Mid
      Cap Growth
      Securities Fund
      - Class 2*+                0.48%        0.25%        0.28%               1.01%                 0.02%          0.99%(2)(3)
   Templeton
      Developing
      Markets
      Securities Fund
      - Class 2*                 1.24%        0.25%        0.29%               1.78%                   --           1.78%
   Templeton Foreign
      Securities Fund
      - Class 2*                 0.65%        0.25%        0.17%               1.07%                 0.05%          1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth
      Portfolio -
      Service Shares*            0.64%        0.25%        0.03%               0.92%                   --           0.92%
LAZARD RETIREMENT
   SERIES, INC.
   Lazard Retirement
      Small Cap
      Portfolio*                 0.75%        0.25%        0.22%               1.22%                   --           1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
      Variable
      Dividend
      Strategy
      Portfolio++                0.65%          --         0.21%               0.86%                   --           0.86%
   Legg Mason Partners
      Variable Premier
      Selections All
      Cap Growth
      Portfolio++                0.75%          --         0.19%               0.94%                   --           0.94%
LEGG MASON PARTNERS

   VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners
      Variable All Cap
      Portfolio -
      Class I+                   0.75%          --        0.07%                0.82%                   --           0.82%
   Legg Mason Partners
      Variable
      Investors
      Portfolio -
      Class I                    0.65%          --        0.06%                0.71%                   --           0.71%
   Legg Mason Partners
      Variable Small
      Cap Growth
      Portfolio -
      Class I+                   0.75%          --        0.22%                0.97%                   --           0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   II
   Legg Mason Partners
      Variable
      Appreciation
      Portfolio                  0.70%          --        0.02%                0.72%                   --           0.72%
   Legg Mason Partners
      Variable
      Diversified
      Strategic Income
      Portfolio+                 0.65%          --        0.12%                0.77%                   --           0.77%
   Legg Mason Partners
      Variable Equity
      Index Portfolio
      - Class II*                0.31%        0.25%       0.03%                0.59%                   --           0.59%
   Legg Mason Partners
      Variable
      Fundamental
      Value Portfolio            0.75%          --        0.03%                0.78%                   --           0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
      Variable
      Adjustable Rate
      Income
      Portfolio*+                0.55%        0.25%       0.28%                1.08%                   --           1.08%(4)
   Legg Mason Partners
      Variable
      Aggressive
      Growth Portfolio+          0.75%          --        0.02%                0.77%                   --           0.77%(4)
   Legg Mason Partners
      Variable High
      Income Portfolio+          0.60%          --        0.06%                0.66%                   --           0.66%
   Legg Mason Partners
      Variable Large
      Cap Growth
      Portfolio+                 0.75%          --        0.04%                0.79%                   --           0.79%(4)
   Legg Mason Partners
      Variable Mid Cap
      Core Portfolio+            0.75%          --        0.07%                0.82%                   --           0.82%
   Legg Mason Partners
      Variable Money
      Market Portfolio+          0.45%          --        0.02%                0.47%                   --           0.47%(4)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   IV
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio - All
      Cap Growth and
      Value*                     0.75%        0.25%       0.06%                1.06%                   --           1.06%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Balanced All Cap
      Growth and Value*          0.75%        0.25%       0.06%                1.06%                   --           1.06%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Global All Cap
      Growth and Value*          0.75%        0.25%       0.15%                1.15%                   --           1.15%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Large Cap Growth
      and

          VALUE*                 0.75%        0.25%       0.24%                1.24%                   --           1.24%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V
   Legg Mason Partners
      Variable Small
      Cap Growth
      Opportunities
      Portfolio                  0.75%          --        0.30%                1.05%                   --           1.05%
MET INVESTORS SERIES
   TRUST
   Dreman Small-Cap
      Value Portfolio
      - Class A                  0.83%          --        3.64%                4.47%                 3.37%          1.10%(5)
   Harris Oakmark
      International
      Portfolio -
      Class A                    0.82%          --        0.13%                0.95%                   --           0.95%
   Janus Capital
      Appreciation
      Portfolio -
      Class A                    0.65%          --        0.09%                0.74%                   --           0.74%(5)
   Lord Abbett Growth
      and Income
      Portfolio -
      Class B*                   0.50%        0.25%       0.04%                0.79%                   --           0.79%(5)
   Lord Abbett Mid-Cap
      Value Portfolio
      - Class B*                 0.68%        0.25%       0.08%                1.01%                   --           1.01%
   Mercury Large-Cap
      Core Portfolio -
      Class A                    0.78%          --        0.12%                0.90%                   --           0.90%(5)
   Met/AIM Capital
      Appreciation
      Portfolio -
      Class A                    0.76%          --        0.05%                0.81%                   --           0.81%(5)
   Met/AIM Small Cap
      Growth Portfolio
      - Class A                  0.90%          --        0.10%                1.00%                   --           1.00%(5)
   MFS(R) Value Portfolio
      - Class A                  0.73%          --        0.24%                0.97%                   --           0.97%(5)
   Neuberger Berman
      Real Estate
      Portfolio -
      Class A                    0.67%          --        0.03%                0.70%                   --           0.70%
   Pioneer Fund
      Portfolio -
      Class A                    0.75%          --        0.28%                1.03%                 0.03%          1.00%(5)
   Pioneer Mid-Cap
      Value Portfolio
      - Class A                  0.75%          --        2.84%                3.59%                 2.59%          1.00%(5)
   Pioneer Strategic
      Income Portfolio
      - Class A                  0.73%          --        0.09%                0.82%                   --           0.82%(5)
   Third Avenue Small
      Cap Value
      Portfolio -
      Class B*                   0.75%        0.25%       0.05%                1.05%                   --           1.05%
METROPOLITAN SERIES
   FUND, INC.
   BlackRock
      Aggressive
      Growth Portfolio
      - Class D*                 0.73%        0.10%       0.06%                0.89%                   --           0.89%
   BlackRock Bond
      Income Portfolio
      - Class E*                 0.40%        0.15%       0.07%                0.62%                   --           0.62%(6)
   Capital Guardian
      U.S. Equity
      Portfolio -
      Class A                    0.67%          --        0.06%                0.73%                   --           0.73%
   FI Large Cap
      Portfolio -
      Class A                    0.80%          --        0.06%                0.86%                   --           0.86%(7)
   FI Value Leaders
      Portfolio -
      Class D*                   0.66%        0.10%       0.07%                0.83%                   --           0.83%(8)
   MFS(R) Total Return
      Portfolio -
      Class F*                   0.57%        0.20%       0.16%                0.93%                   --           0.93%
   Oppenheimer Global
      Equity Portfolio
      - Class B*                 0.60%        0.25%       0.33%                1.18%                   --           1.18%
   T. Rowe Price Large
      Cap Growth
      Portfolio -
      Class B*+                  0.60%        0.25%       0.12%                0.97%                   --           0.97%(9)
PIMCO VARIABLE
   INSURANCE TRUST
   Real Return
      Portfolio -

      Administrative
      Class                      0.25%          --        0.41%                0.66%                   --           0.66%(10)
   Total Return
      Portfolio -
      Administrative
      Class                      0.25%          --        0.40%                0.65%                   --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT
      International
      Equity Fund -
      Class IB*+                 0.75%        0.25%       0.18%                1.18%                   --           1.18%
   Putnam VT Small Cap
      Value Fund -
      Class IB*                  0.76%        0.25%       0.08%                1.09%                   --           1.09%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Emerging Growth
      Portfolio -
      Class I+                   0.70%          --        0.07%                0.77%                   --           0.77%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
      Portfolio -
      Service Class*             0.57%        0.10%       0.09%                0.76%                   --           0.76%
   VIP Mid Cap
      Portfolio -
      Service Class 2*           0.57%        0.25%       0.12%                0.94%                   --           0.94%



                                                                                                                    NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                    OPERATING
                                                                                                                    EXPENSES
                                                    DISTRIBUTION                                                    INCLUDING
                                                      AND/OR                  TOTAL      CONTRACTUAL   NET TOTAL  NET EXPENSES
                                                      SERVICE                 ANNUAL     FEE WAIVER     ANNUAL         OF
                                        MANAGEMENT    (12b-1)      OTHER    OPERATING  AND/OR EXPENSE  OPERATING   UNDERLYING
       UNDERLYING FUND:                    FEE         FEES      EXPENSES    EXPENSES   REIMBURSEMENT EXPENSES**   PORTFOLIOS
--------------------------------------- ----------  ------------ --------   ---------  -------------- ----------  ------------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio -- Class B*................    0.10%        0.25%      0.95%      1.30%         0.95%        0.35%        0.98%(11)(12)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class B*.....    0.10%        0.25%      0.31%      0.66%         0.31%        0.35%        1.00%(11)(12)
MetLife Moderate Allocation Portfolio
  -- Class B*..........................    0.10%        0.25%      0.19%      0.54%         0.19%        0.35%        1.04%(11)(12)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class B*.....    0.10%        0.25%      0.24%      0.59%         0.24%        0.35%        1.06%(11)(12)
MetLife Aggressive Allocation
  Portfolio -- Class B*................    0.10%        0.25%      1.66%      2.01%         1.66%        0.35%        1.07%(11)(12)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES







(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006:
      Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                     IF CONTRACT IS SURRENDERED AT THE   IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:         ANNUITIZED AT END OF PERIOD SHOWN:
                                                     ----------------------------------  ----------------------------------
FUNDING OPTION                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------   ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Maximum Total Annual
Operating Expenses................................    1331    2746     4001      6636     731     2146     3501      6636
Underlying Fund with Minimum Total Annual
Operating Expenses................................    939     1627     2231      3565     339     1027     1731      3565





                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
            DEATH BENEFIT/OPTIONAL FEATURE                      AND ANNUITANT ON THE CONTRACT/RIDER DATE
----------------------------------------------------------     -------------------------------------------
Deferred Annual Step Up Death Benefit...................                          80

Step Up Death Benefit...................................                          75

Roll Up Death Benefit...................................                          75

Enhanced Stepped-Up Provision (E.S.P)...................                          75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS





You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and

The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



                  FUNDING                                    INVESTMENT                                  INVESTMENT
                   OPTION                                     OBJECTIVE                              ADVISER/SUBADVISER
--------------------------------------------  -------------------------------------------  ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -        Seeks capital appreciation through stocks.   Capital Research and Management Company
     Class 2
   American Funds Growth Fund - Class 2       Seeks capital appreciation through stocks.   Capital Research and Management Company
   American Funds Growth-Income Fund -        Seeks both capital appreciation and income.  Capital Research and Management Company
     Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund - Class    Seeks to maximize income while maintaining   Franklin Advisers, Inc.
     2                                        prospects for capital appreciation.
   Franklin Small-Mid Cap Growth Securities   Seeks long-term capital growth.              Franklin Advisers, Inc.
     Fund - Class 2+
   Templeton Developing Markets Securities    Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Fund - Class 2
   Templeton Foreign Securities Fund -        Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                               Subadviser: Franklin Templeton
                                                                                           Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service Shares  Seeks long-term growth of capital.           Janus Capital Management LLC
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio      Seeks long-term capital appreciation.        Lazard Asset Management LLC
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable Dividend      Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Strategy Portfolio+*                     through investments in dividend-paying
                                              stocks.
   Legg Mason Partners Variable Premier       Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Selections All Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
   INC.*
   Legg Mason Partners Variable All Cap       Seeks capital appreciation through           Salomon Brothers Asset Management Inc
     Portfolio - Class I+*                    investments.
   Legg Mason Partners Variable Investors     Seeks long-term growth of capital,           Salomon Brothers Asset Management Inc
     Portfolio*                               with growth of current income as a
                                              secondary objective.
   Legg Mason Partners Variable Small Cap     Seeks long term growth of capital.           Salomon Brothers Asset Management Inc
     Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II*
   Legg Mason Partners Variable               Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable Diversified   Seeks high current income.                   Smith Barney Fund Management LLC
     Strategic Income Portfolio+*                                                          Subadviser: Citigroup Asset Management
                                                                                           Ltd.
   Legg Mason Partners Variable Equity        Seeks to correspond to the price and yield   TIMCO Asset Management Inc
     Index Portfolio - Class II*              performance of the S&P 500 Index.
   Legg Mason Partners Variable Fundamental   Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Value Portfolio*                         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   III, INC.*
   Legg Mason Partners Variable Adjustable    Seeks to provide high current income         Smith Barney Fund Management LLC
       Rate Income Portfolio*                 and to limit the degree of fluctuation of
                                              its net asset value resulting from
                                              movements in interest rates.

   Legg Mason Partners Variable Aggressive    Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
     Growth Portfolio*
   Legg Mason Partners Variable High Income   Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Portfolio*                               seeks capital appreciation.
   Legg Mason Partners Variable Large Cap     Seeks long term growth of capital.           Smith Barney Fund Management LLC
     Growth Portfolio*
   Legg Mason Partners Variable Mid Cap       Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Core Portfolio*
   Legg Mason Partners Variable Money         Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio*                        consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV*
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - All Cap Growth
     and Value*
   Legg Mason Partners Variable Multiple      Seeks a balance between long-term            Smith Barney Fund Management LLC
     Discipline Portfolio-Balanced All        growth of capital and principal
     Cap Growth and Value*                    preservation.
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - Global All Cap
     Growth and Value*
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - Large Cap
     Growth and Value*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V*
   Legg Mason Partners Variable Small Cap     Seeks long term capital growth.              Smith Barney Fund Management LLC
     Growth Opportunities Portfolio*
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class   Seeks capital appreciation.                  Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Dreman Value Management
                                                                                           L.L.C.
   Harris Oakmark International Portfolio -   Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation Portfolio -     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Janus Capital Management LLC
   Lord Abbett Growth and Income Portfolio    Seeks growth of capital and current income   Met Investors Advisory, LLC
     - Class B*                               without excessive fluctuations in the        Subadviser: Lord, Abbett & Co. LLC
                                              market value.
   Lord Abbett Mid-Cap Value Portfolio -      Seeks capital appreciation through           Met Investors Advisory, LLC
     Class B*                                 investment, primarily in equity securities   Subadviser: Lord, Abbett & Co. LLC
                                              which are believed to be undervalued in the
                                              marketplace.
   Mercury Large-Cap Core Portfolio - Class   Seeks long-term capital growth.              Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Merrill Lynch Investment
                                                                                           Managers, L.P.
   Met/AIM Capital Appreciation Portfolio -   Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                              Subadviser:  AIM Capital Management,
                                                                                           Inc.
   Met/AIM Small Cap Growth Portfolio -       Seeks long-term growth of capital.           Met Investors Advisory, LLC
     Class A*                                                                              Subadviser:  AIM Capital Management,
                                                                                           Inc.
   MFS(R) Value Portfolio - Class A*          Seeks capital appreciation and reasonable    Met Investors Advisory, LLC
                                              income.                                      Subadviser: Massachusetts Financial
                                                                                           Services Company
   Neuberger Berman Real Estate Portfolio -   Seeks to provide total return through        Met Investors Advisory, LLC
     Class A*                                 investment in real estate securities,        Subadviser: Neuberger Berman Management,
                                              emphasizing both capital appreciation and    Inc.
                                              current income

   Pioneer Fund Portfolio - Class A*          Seeks reasonable income and capital growth.  Met Investors Advisory, LLC
                                                                                           Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Mid-Cap Value Portfolio - Class    Seeks capital appreciation.                  Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Strategic Income Portfolio -       Seeks a high level of current income.        Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Third Avenue Small Cap Value Portfolio -   Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Class B*                                                                              Subadviser: Third Avenue
                                                                                           Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -    Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Class D*                                                                              Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio - Class    Seeks competitive total return primarily     MetLife Advisers, LLC
     E*                                       from investing in fixed-income securities.   Subadviser: BlackRock Advisors, Inc.
   Capital Guardian U.S. Equity Portfolio -   Seeks long-term growth of capital.           MetLife Advisers, LLC
     Class A*                                                                              Subadviser: Capital Guardian Trust
                                                                                           Company
   FI Large Cap Portfolio - Class A*          Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   FI Value Leaders Portfolio - Class D*      Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   MetLife Aggressive Allocation Portfolio    Seeks growth of capital.                     MetLife Advisers, LLC
     - Class B*
   MetLife Conservative Allocation            Seeks a high level of current income, with   MetLife Advisers, LLC
     Portfolio - Class B*                     growth of capital as a secondary objective.
   MetLife Conservative to Moderate           Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B*          income and growth of capital, with a
                                              greater emphasis on income.
   MetLife Moderate Allocation Portfolio -    Seeks a balance between a high level of      MetLife Advisers, LLC
     Class B*                                 current income and growth of capital, with
                                              a greater emphasis on growth of capital.
   MetLife Moderate to Aggressive             Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B*
   MFS(R) Total Return Portfolio - Class F*   Seeks a favorable total return through       MetLife Advisers, LLC
                                              investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                           Services Company
Oppenheimer Global Equity Portfolio -         Seeks capital appreciation.                  MetLife Advisers, LLC
     Class B*                                                                              Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital and,       MetLife Advisers, LLC
     - Class B+*                              secondarily, dividend income.                Subadviser: T. Rowe Price Associates
                                                                                           Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative     Seeks maximum total return, consistent with  Pacific Investment Management Company
     Class                                    preservation of  capital and prudent         LLC
                                              investment management.
   Total Return Portfolio - Administrative    Seeks maximum total return, consistent with  Pacific Investment Management Company
     Class                                    preservation of capital and prudent          LLC
                                              investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund -      Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB+
   Putnam VT Small Cap Value Fund - Class IB  Seeks capital appreciation.                  Putnam Investment Management, LLC
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+       Seeks capital appreciation.                  Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service      Seeks long-term capital appreciation.        Fidelity Management & Research Company
     Class
   VIP Mid Cap Portfolio - Service Class 2    Seeks long-term growth of capital.           Fidelity Management & Research Company



--------------
+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                                          NEW NAME
-----------------------------------------------------------    -------------------------------------------------------------------
GREENWICH STREET SERIES FUND                                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                         Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                         Legg Mason Partners Variable Diversified Strategic Income
                                                                  Portfolio
   Equity Index Portfolio                                         Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                    Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                   Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                 Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                          Legg Mason Partners Variable Small Cap Growth Portfolio

SMITH BARNEY INVESTMENT SERIES                                 LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                       Legg Mason Partners Variable Dividend Strategy Portfolio

   Smith Barney Premier Selections All Cap Growth Portfolio       Legg Mason Partners Variable Premier Selections All Cap Growth
                                                                  Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value         Legg Mason Partners Variable Multiple Discipline Portfolio-All
                                                                  Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth          Legg Mason Partners Variable Multiple Discipline
   and Value                                                      Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth            Legg Mason Partners Variable Multiple Discipline
   and Value                                                      Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth                 Legg Mason Partners Variable Multiple Discipline Portfolio-Large
   and Value                                                      Cap Growth and Value
TRAVELERS SERIES FUND INC.                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                            Legg Mason Partners Variable Adjustable Rate Income Portfolio

   Smith Barney Aggressive Growth Portfolio                       Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                             Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio             Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Mid Cap Core Portfolio                            Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                            Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio          Legg Mason Partners Variable Small Cap Growth Opportunities
                                                                  Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------------------   --------------------------------------------------------
      Capital Appreciation Fund                                        MET INVESTORS SERIES TRUST
                                                                          Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Equity Income Portfolio                                             FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Large Cap Portfolio                                                 FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate to Conservative Allocation      MetLife Conservative to Moderate Allocation Portfolio
      Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate to Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST

      Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      MFS(R) Value Portfolio                                              MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Mondrian International Stock Portfolio                              Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Pioneer Fund Portfolio                                              Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Pioneer Mid-Cap Value Portfolio                                     Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Strategic Income Portfolio                                          Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Pioneer Strategic Equity Portfolio                                  FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Growth Portfolio                      MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Value Portfolio                       Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Travelers Managed Income Portfolio                                  BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Van Kampen Enterprise Portfolio                                     Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
-----------------------------------------------        -------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND       MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio          Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND       METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio           T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                     MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                               Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                         METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                    Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                    Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                           MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                          Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                           METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                       Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                          MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                          MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners and

      -     the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.


Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN      WITHDRAWAL CHARGE
------------------------     -------------      -----------------
         0 years                3 years                6%
         3 years                5 years                5%
         5 years                6 years                4%
         6 years                7 years                3%
        7+ years                   --                  0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun, after the first Contract
            Year

      -     under the Managed Distribution Program

      - you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN      WITHDRAWAL CHARGE
------------------------     -------------      -----------------
        0 years                 3 years                6%
        3 years                 5 years                5%
        5 years                 6 years                4%
        6 years                 7 years                3%
       7 + years                   --                  0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80,
the death benefit will be the greatest of:     -     the Contract Value on the Death Report Date;
                                               -     your adjusted Purchase Payment (see below)*;
                                               -     the Step-Up Value, if any, as described below
                                               -     the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80,      -     the Contract Value on the Death Report Date;
the death benefit will be the greatest of:     -     your adjusted Purchase Payment (see below) or*

                                               -     the Step-Up Value, if any, as described below, or
                                               -     the Roll-Up Death Benefit Value (as described below)
                                                     on the Annuitant's 80th birthday, plus any
                                                     additional Purchase Payments and minus any
                                                     partial surrender reductions (as described
                                                     below) that occur after the Annuitant's 80th birthday.

--------------

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                        MANDATORY
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                  PAYOUT
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:     UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
OWNER (WHO IS NOT THE ANNUITANT)   The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)              or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive the distribution.

OWNER (WHO IS THE ANNUITANT)       The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)              or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS    The surviving joint                                               Yes
NOT THE ANNUITANT)                 owner.

NON-SPOUSAL JOINT OWNER (WHO IS    The beneficiary (ies),     Unless the beneficiary elects to       Yes
THE ANNUITANT)                     or, if none, to the        continue the Contract rather than
                                   surviving joint owner.     receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT    The surviving joint        Unless the spouse elects to continue   Yes
THE ANNUITANT)                     owner.                     the Contract.

                                                                                                        MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                  PAYOUT
    UPON THE DEATH OF THE            PAY THE PROCEEDS TO:     UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
SPOUSAL JOINT OWNER (WHO IS THE    The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                         or, if none, to the        the Contract.
                                   surviving joint owner.
                                                              A spouse who is not the beneficiary
                                                              may decline to receive the proceeds
                                                              or to continue the Contract and
                                                              instruct the Company to pay the
                                                              beneficiary.

ANNUITANT (WHO IS NOT THE          The beneficiary (ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                    or if none, to the         continue the Contract rather than
                                   Contract Owner.            receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant and
                                                              the Contract continues in effect
                                                              (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of the
                                                              Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT     See death of "owner who                                           Yes
OWNER)                             is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A        The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)          or if none, to the owner.                                         Annuitant is

                                                                                                     treated as death of
                                                                                                     the owner in these
                                                                                                     circumstances.)

CONTINGENT ANNUITANT (ASSUMING     No death proceeds are                                             Yes
ANNUITANT IS STILL ALIVE)          payable; Contract
                                   continues.

BENEFICIARY                        No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

                              QUALIFIED CONTRACTS

                                       THE COMPANY WILL                                                 MANDATORY
   BEFORE THE MATURITY DATE,                 PAY                                                         PAYOUT
     UPON THE DEATH OF THE             THE PROCEEDS TO:       UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
OWNER/ANNUITANT                    The beneficiary (ies),     Unless the beneficiary elects to       Yes
                                   or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive a distribution.

BENEFICIARY                        No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the

Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


NAME OF RIDER:                GMWB I                          GMWB II                       GMWB III
--------------   -------------------------------   ----------------------------   ----------------------------
ALSO CALLED:                Principal                        Principal                      Principal
                            Guarantee                        Guarantee                   Guarantee Value

AVAILABILITY:     Not available for purchase on     Available on or after March    Available on or after March
                 or after March 28, 2005, unless   28, 2005 if approved in your   28, 2005 if approved in your
                 GMWB II is not approved in your               state                          state
                              state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                        GMWB I      GMWB II     GMWB III
                                                      ----------   ----------   ---------
If you make your first withdrawal BEFORE
the 3rd anniversary after you
purchase GMWB:.....................................    5% of RBB   5% of RBB    5% of RBB
If you make your first withdrawal AFTER
the 3rd anniversary after you
purchase GMWB:.....................................   10% of RBB   10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                  WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                              ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                     -----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                     ----------   --------------------   -----------------   ----------   -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

                         WITHDRAWAL EXAMPLE FOR GMWB I

                              ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                     -----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                     ----------   --------------------   -----------------   ----------   -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]   X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                 GMWB I   GMWB II   GMWB III
                                                 ------   -------   --------
Current Annual Charge.........................    0.40%    0.50%     0.25%
Maximum Annual Charge After a Reset...........    1.00%    1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                      GMWB III
                           ------------------------------   -----------------------------   ------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                               INCREASING CONTRACT VALUE                       DECLINING CONTRACT VALUE
                     ---------------------------------------------   ---------------------------------------------
                                         BASE                                            BASE
                                      CALCULATION                                     CALCULATION
                     CONTRACT VALUE     AMOUNT       BENEFIT BASE    CONTRACT VALUE      AMOUNT      BENEFIT BASE
                     --------------   -----------   --------------   --------------   -----------   --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $100,000        $100,000    Not Applicable      $100,000       $ 100,000    Not Applicable

VALUE AS OF RIDER
MATURITY DATE           $115,000        $100,000       $100,000         $85,000        $ 100,000      $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                           $    0(1)                                      $15,000(2)

-----------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                   ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS    ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                   ---------------------------------------------   -------------------------------------------
                                                        BASE                                              BASE
                                       PURCHASE      CALCULATION                        PURCHASE      CALCULATION
                   CONTRACT VALUE      PAYMENT         AMOUNT       CONTRACT VALUE       PAYMENT         AMOUNT
                   --------------   --------------   -----------    --------------   --------------   -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                  $100,000         $100,000        $100,000        $100,000         $100,000        $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT      $120,000      Not Applicable     $100,000        $120,000      Not Applicable     $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT      $130,000         $10,000         $110,000        $130,000         $10,000         $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                    ASSUMING INCREASING CONTRACT VALUE
                             ----------------------------------------------------------------------------------------
                                                                                                    REDUCTION TO BASE
                             CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                               VALUE         AMOUNT              AMOUNT             REDUCTION             AMOUNT
                             --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL           $115,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                   $105,000       $ 90,000            $ 10,000             $ 8,696            $ 10,000

                                                     ASSUMING DECLINING CONTRACT VALUE
                             ----------------------------------------------------------------------------------------
                                                                                                    REDUCTION TO BASE
                             CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                               VALUE         AMOUNT              AMOUNT             REDUCTION             AMOUNT
                             --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $85,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $75,000       $88,235              $10,000             $11,765           $ 11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.


      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS
----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio
   Legg Mason Partners Variable High Income Portfolio
   Legg Mason Partners Variable Money Market Portfolio
MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintag II (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (3/02)                          2005       1.131          1.319                74,640
                                                             2004       0.960          1.131                     -
                                                             2003       0.779          0.960                     -
                                                             2002       1.000          0.779                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                    2005       1.127          1.162               136,682
                                                             2004       1.027          1.127               136,752
                                                             2003       0.788          1.027                81,410
                                                             2002       1.000          0.788                 2,908

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                    2005       0.668          0.756               567,636
                                                             2004       0.625          0.668               645,133
                                                             2003       0.514          0.625               796,770
                                                             2002       0.753          0.514               854,624
                                                             2001       0.925          0.753               762,941
                                                             2000       1.055          0.925               366,949

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                2005       1.029          1.158             1,626,394
                                                             2004       0.920          1.029             1,462,978
                                                             2003       0.690          0.920               773,140
                                                             2002       0.819          0.690               565,608
                                                             2001       0.969          0.819               391,475
                                                             2000       1.335          0.969               200,090

   Growth Fund - Class 2 Shares (2/00)                       2005       1.082          1.240             4,049,767
                                                             2004       0.975          1.082             3,262,722
                                                             2003       0.723          0.975             1,755,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                                 YEAR           YEAR           END OF YEAR         END OF YEAR
-------------------------------------------------------------        ----       -------------     -------------      ---------------
    Growth Fund - Class 2 Shares  (continued)                        2002           0.970             0.723             1,153,248
                                                                     2001           1.202             0.970               842,658
                                                                     2000           1.248             1.202               256,201

    Growth-Income Fund - Class 2 Shares (2/00)                       2005           1.280             1.336             3,340,715
                                                                     2004           1.176             1.280             2,860,876
                                                                     2003           0.901             1.176             1,840,178
                                                                     2002           1.119             0.901             1,264,688
                                                                     2001           1.106             1.119               986,465
                                                                     2000           0.994             1.106               137,847

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005           1.638             1.732                 4,769
                                                                     2004           1.265             1.638                     -
                                                                     2003           0.957             1.265                     -
                                                                     2002           1.000             0.957                     -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005           1.210             1.315                16,485
                                                                     2004           1.074             1.210                 2,589
                                                                     2003           1.000             1.074                     -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005           1.208             1.312               587,511
                                                                     2004           1.068             1.208               370,878
                                                                     2003           1.000             1.068                     -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)         2005           1.000             1.035               542,915

    Franklin Small-Mid Cap Growth Securities Fund
    - Class 2 Shares (2/00)                                          2005           0.874             0.903               494,285
                                                                     2004           0.795             0.874               488,023
                                                                     2003           0.588             0.795               304,147
                                                                     2002           0.836             0.588               219,236
                                                                     2001           1.000             0.836               176,530
                                                                     2000           1.355             1.000               121,667

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                                YEAR           YEAR             END OF YEAR          END OF YEAR
-------------------------------------------------------------      ----       -------------       -------------      ---------------
    Mutual Shares Securities Fund - Class 2 Shares (5/02)          2005           1.158              1.262                630,429
                                                                   2004           1.043              1.158                411,617
                                                                   2003           0.845              1.043                 85,928
                                                                   2002           1.000              0.845                  7,064

    Templeton Developing Markets Securities Fund
    - Class 2 Shares (5/03)                                        2005           1.781              2.238                393,578
                                                                   2004           1.448              1.781                 34,731
                                                                   2003           1.000              1.448                      -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)      2005           1.088              1.182              1,015,038
                                                                   2004           0.931              1.088                725,699
                                                                   2003           0.714              0.931                378,732
                                                                   2002           0.889              0.714                340,465
                                                                   2001           1.073              0.889                227,440
                                                                   2000           1.057              1.073                 95,658

    Templeton Growth Securities Fund - Class 2 Shares (5/02)       2005           1.180              1.267                432,583
                                                                   2004           1.032              1.180                 70,754
                                                                   2003           0.792              1.032                      -
                                                                   2002           1.000              0.792                      -

Greenwich Street Series Fund
    Appreciation Portfolio (6/00)                                  2005           1.040              1.070              2,063,937
                                                                   2004           0.970              1.040              1,924,055
                                                                   2003           0.789              0.970              1,210,775
                                                                   2002           0.971              0.789                610,129
                                                                   2001           1.025              0.971                440,930
                                                                   2000           1.036              1.025                 51,606

    Diversified Strategic Income Portfolio (7/00)                  2005           1.235              1.249              1,110,076
                                                                   2004           1.174              1.235              1,037,004
                                                                   2003           1.065              1.174                759,502
                                                                   2002           1.030              1.065                471,209
                                                                   2001           1.013              1.030                439,990
                                                                   2000           1.011              1.013                114,166

    Equity Index Portfolio - Class II Shares (6/00)                2005           0.864              0.888                885,880
                                                                   2004           0.795              0.864                504,425

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                              YEAR          YEAR             END OF YEAR        END OF YEAR
---------------------------------------------------------         ----       -------------      -------------      ---------------
    Equity Index Portfolio - Class II Shares  (continued)         2003          0.631             0.795                 383,086
                                                                  2002          0.824             0.631                 299,142
                                                                  2001          0.954             0.824                 174,860
                                                                  2000          1.076             0.954                  51,515

    Fundamental Value Portfolio (6/00)                            2005          1.303             1.347               1,830,903
                                                                  2004          1.221             1.303               1,896,436
                                                                  2003          0.893             1.221               1,209,183
                                                                  2002          1.151             0.893                 446,779
                                                                  2001          1.232             1.151                 369,495
                                                                  2000          1.100             1.232                  85,114

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)              2005          0.449             0.496                 551,020
                                                                  2004          0.378             0.449                 568,049
                                                                  2003          0.284             0.378                 604,302
                                                                  2002          0.401             0.284                 537,900
                                                                  2001          0.674             0.401                 485,683
                                                                  2000          1.000             0.674                 369,120

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                  2005          1.513             1.552                  92,359
                                                                  2004          1.336             1.513                  84,632
                                                                  2003          1.000             1.336                       -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                            2005          1.382             1.408                  90,708
                                                                  2004          1.244             1.382                  89,045
                                                                  2003          1.000             1.244                  12,715

    Mid-Cap Value Portfolio (5/03)                                2005          1.541             1.644                 481,239
                                                                  2004          1.260             1.541                  90,506
                                                                  2003          1.000             1.260                       -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)           2005          1.125             1.133               2,134,660
                                                                  2004          1.048             1.125               1,580,273
                                                                  2003          1.000             1.048                  12,559

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                         PORTFOLIO NAME                               YEAR          YEAR           END OF YEAR         END OF YEAR
----------------------------------------------------------------      ----      -------------     -------------      ---------------
    Total Return Portfolio - Administrative Class (5/01)              2005          1.213             1.226             5,227,537
                                                                      2004          1.173             1.213             4,462,676
                                                                      2003          1.132             1.173             2,636,608
                                                                      2002          1.053             1.132             1,693,413
                                                                      2001          1.000             1.053               469,808

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)      2005          1.011             1.118               149,539
                                                                      2004          0.882             1.011               169,047
                                                                      2003          0.696             0.882               119,463
                                                                      2002          0.857             0.696                92,071
                                                                      2001          1.000             0.857                11,070

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)           2005          1.611             1.701               193,425
                                                                      2004          1.294             1.611               143,446
                                                                      2003          0.877             1.294               125,086
                                                                      2002          1.088             0.877               177,419
                                                                      2001          1.000             1.088                 4,610

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (6/00)                                     2005          1.309             1.343               833,595
                                                                      2004          1.226             1.309               820,427
                                                                      2003          0.894             1.226               578,309
                                                                      2002          1.210             0.894               411,710
                                                                      2001          1.204             1.210               220,176
                                                                      2000          1.195             1.204                22,319

    Investors Fund - Class I (1/01)                                   2005          1.191             1.252               410,875
                                                                      2004          1.095             1.191               475,738
                                                                      2003          0.839             1.095               356,707
                                                                      2002          1.106             0.839               178,397
                                                                      2001          1.195             1.106                94,552

    Small Cap Growth Fund - Class I (3/00)                            2005          1.290             1.334                93,848
                                                                      2004          1.136             1.290               224,325
                                                                      2003          0.774             1.136               210,996
                                                                      2002          1.202             0.774               131,378
                                                                      2001          1.314             1.202                89,647
                                                                      2000          1.482             1.314                 6,517

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT        OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR             YEAR             END OF YEAR           END OF YEAR
----------------------------------------------------           ----         -------------       -------------        ---------------
Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)            2005             0.809               0.797                231,230
                                                               2004             0.794               0.809                274,091
                                                               2003             0.652               0.794                  1,257
                                                               2002             0.894               0.652                  2,000
                                                               2001             1.000               0.894                  2,000

    Smith Barney Premier Selections All Cap
    Growth Portfolio (5/01)                                    2005             0.868               0.909                 40,629
                                                               2004             0.855               0.868                 41,158
                                                               2003             0.646               0.855                 33,923
                                                               2002             0.894               0.646                 15,493
                                                               2001             1.000               0.894                 36,621

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth
    and Value (10/02)                                          2005             1.447               1.502              4,018,612
                                                               2004             1.376               1.447              2,881,219
                                                               2003             1.061               1.376                230,701
                                                               2002             1.000               1.061                 17,879

    Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (10/02)                                   2005             1.293               1.329              2,636,569
                                                               2004             1.249               1.293              1,943,130
                                                               2003             1.038               1.249                783,127
                                                               2002             1.000               1.038                 97,394

    Multiple Discipline Portfolio - Global All Cap
    Growth and Value (10/02)                                   2005             1.515               1.592              1,075,476
                                                               2004             1.394               1.515                734,070
                                                               2003             1.074               1.394                 22,689
                                                               2002             1.000               1.074                      -

    Multiple Discipline Portfolio - Large Cap
    Growth and Value (10/02)                                   2005             1.432               1.462                343,377
                                                               2004             1.360               1.432                254,701
                                                               2003             1.069               1.360                 27,171
                                                               2002             1.000               1.069                      -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                  2005             0.869               0.931                 68,633
                                                               2004             0.827               0.869                 80,474

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                             UNIT VALUE AT                           NUMBER OF UNITS
                                                                             BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                               YEAR            YEAR             END OF YEAR          END OF YEAR
--------------------------------------------------------         ----        -------------       -------------       ---------------
AIM Capital Appreciation Portfolio  (continued)                  2003            0.649               0.827                69,737
                                                                 2002            0.864               0.649                48,694
                                                                 2001            1.000               0.864                19,584

Equity Income Portfolio (10/00)                                  2005            1.194               1.230               984,532
                                                                 2004            1.102               1.194               851,522
                                                                 2003            0.852               1.102               701,195
                                                                 2002            1.004               0.852               466,236
                                                                 2001            1.090               1.004               287,549
                                                                 2000            1.059               1.090                54,202

Large Cap Portfolio (6/00)                                       2005            0.720               0.772               230,033
                                                                 2004            0.686               0.720               229,272
                                                                 2003            0.558               0.686               178,744
                                                                 2002            0.732               0.558               116,833
                                                                 2001            0.899               0.732               125,941
                                                                 2000            1.049               0.899                77,498

Managed Allocation Series: Aggressive Portfolio (5/05)           2005            1.000               1.111                     -

Managed Allocation Series: Conservative Portfolio (7/05)         2005            1.007               1.022                     -

Managed Allocation Series: Moderate Portfolio (6/05)             2005            1.008               1.056                     -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                                 2005            1.000               1.089                     -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                                 2005            1.000               1.032                 6,823

Mercury Large Cap Core Portfolio (6/00)                          2005            0.761               0.841               298,475
                                                                 2004            0.666               0.761               339,737
                                                                 2003            0.558               0.666               285,682
                                                                 2002            0.755               0.558               234,601
                                                                 2001            0.988               0.755               230,322
                                                                 2000            1.107               0.988                93,590

MFS Emerging Growth Portfolio (2/00)                             2005            0.652               0.632                     -
                                                                 2004            0.586               0.652               311,501

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                        UNIT VALUE AT                             NUMBER OF UNITS
                                                                        BEGINNING OF         UNIT VALUE AT        OUTSTANDING AT
            PORTFOLIO NAME                                YEAR             YEAR              END OF YEAR           END OF YEAR
---------------------------------------------             ----          -------------        -------------        ---------------
MFS(R) Emerging Growth Portfolio  (continued)             2003             0.460                0.586                  308,689
                                                          2002             0.710                0.460                  296,731
                                                          2001             1.128                0.710                  368,642
                                                          2000             1.560                1.128                  187,714

MFS(R) Mid Cap Growth Portfolio (3/02)                    2005             0.837                0.851                  253,376
                                                          2004             0.744                0.837                        -
                                                          2003             0.551                0.744                        -
                                                          2002             1.000                0.551                        -

MFS(R) Total Return Portfolio (7/00)                      2005             1.337                1.357                3,763,631
                                                          2004             1.216                1.337                3,458,131
                                                          2003             1.058                1.216                2,567,975
                                                          2002             1.133                1.058                1,701,434
                                                          2001             1.149                1.133                1,309,212
                                                          2000             1.026                1.149                  147,036

MFS(R) Value Portfolio (5/04)                             2005             1.122                1.178                  433,995
                                                          2004             1.000                1.122                   20,871

Mondrian International Stock Portfolio (3/02)             2005             1.224                1.322                  110,310
                                                          2004             1.073                1.224                   85,883
                                                          2003             0.846                1.073                      377
                                                          2002             1.000                0.846                        -

Pioneer Fund Portfolio (5/03)                             2005             1.333                1.394                  154,125
                                                          2004             1.217                1.333                   84,799
                                                          2003             1.000                1.217                    3,245

Pioneer Mid Cap Value Portfolio (7/05)                    2005             1.037                1.041                        -

Pioneer Strategic Income Portfolio (5/04)                 2005             1.096                1.120                  484,044
                                                          2004             1.000                1.096                  242,440

Strategic Equity Portfolio (6/00)                         2005             0.726                0.730                  122,543
                                                          2004             0.668                0.726                  128,507
                                                          2003             0.511                0.668                  180,708
                                                          2002             0.780                0.511                  223,164
                                                          2001             0.913                0.780                  233,026
                                                          2000             1.108                0.913                  501,860

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                         NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                                 YEAR          YEAR            END OF YEAR         END OF YEAR
---------------------------------------------------------         ----      -------------      -------------      ---------------
    Style Focus Series: Small Cap Growth Portfolio (6/05)         2005          1.027              1.116                   401

    Style Focus Series: Small Cap Value Portfolio (5/05)          2005          1.000              1.112                     -

    Travelers Managed Income Portfolio (7/00)                     2005          1.216              1.216             1,012,341
                                                                  2004          1.199              1.216               982,241
                                                                  2003          1.121              1.199               801,296
                                                                  2002          1.113              1.121               566,904
                                                                  2001          1.057              1.113               434,221
                                                                  2000          1.019              1.057               137,038

    Van Kampen Enterprise Portfolio (4/00)                        2005          0.661              0.703                97,201
                                                                  2004          0.645              0.661                98,488
                                                                  2003          0.521              0.645                99,873
                                                                  2002          0.748              0.521                87,650
                                                                  2001          0.963              0.748                73,520
                                                                  2000          1.196              0.963                76,229

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I
    Shares (9/03)                                                 2005          0.997              1.006               717,561
                                                                  2004          0.999              0.997               211,555
                                                                  2003          1.000              0.999                46,771


    Smith Barney Aggressive Growth Portfolio (3/00)               2005          1.247              1.373             4,206,682
                                                                  2004          1.150              1.247             4,218,706
                                                                  2003          0.867              1.150             2,909,479
                                                                  2002          1.306              0.867             2,105,680
                                                                  2001          1.381              1.306             1,814,521
                                                                  2000          1.491              1.381               863,349

    Smith Barney High Income Portfolio (8/00)                     2005          1.143              1.156             1,298,401
                                                                  2004          1.049              1.143             1,342,536
                                                                  2003          0.834              1.049             1,155,100
                                                                  2002          0.874              0.834               277,042
                                                                  2001          0.921              0.874               295,957
                                                                  2000          0.994              0.921               208,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                                 YEAR         YEAR            END OF YEAR          END OF YEAR
-------------------------------------------------------------       ----      -------------      -------------       ---------------
    Smith Barney Large Capitalization Growth Portfolio (2/00)       2005         0.922              0.956               1,766,449
                                                                    2004         0.931              0.922               1,720,065
                                                                    2003         0.640              0.931               1,141,574
                                                                    2002         0.863              0.640                 771,377
                                                                    2001         1.000              0.863                 730,193
                                                                    2000         1.083              1.000                 309,116

    Smith Barney Mid Cap Core Portfolio (4/00)                      2005         1.344              1.435                 560,103
                                                                    2004         1.234              1.344                 587,236
                                                                    2003         0.964              1.234                 507,824
                                                                    2002         1.209              0.964                 385,791
                                                                    2001         1.362              1.209                 307,340
                                                                    2000         1.225              1.362                 110,509

    Smith Barney Money Market Portfolio (2/00)                      2005         1.060              1.075                 692,217
                                                                    2004         1.066              1.060                 933,637
                                                                    2003         1.074              1.066               1,098,028
                                                                    2002         1.075              1.074               1,940,157
                                                                    2001         1.052              1.075                 707,397
                                                                    2000         1.012              1.052                 511,377

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (2/00)               2005         0.710              0.756                 255,754
                                                                    2004         0.673              0.710                 350,995
                                                                    2003         0.536              0.673                 382,732
                                                                    2002         0.805              0.536                 348,750
                                                                    2001         1.191              0.805                 409,824
                                                                    2000         1.700              1.191                 272,783

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities
    Portfolio (5/01)                                                2005         1.106              1.144                 337,568
                                                                    2004         0.970              1.106                 254,741
                                                                    2003         0.693              0.970                  41,992
                                                                    2002         0.945              0.693                  20,468
                                                                    2001         1.000              0.945                  25,867

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (5/00)                   2005         1.163              1.341                 803,715
                                                                    2004         1.023              1.163                 572,293
                                                                    2003         0.808              1.023                 497,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                           UNIT VALUE AT                           NUMBER OF UNITS
                                                                           BEGINNING OF       UNIT VALUE AT        OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR           YEAR             END OF YEAR           END OF YEAR
---------------------------------------------------            ----        -------------      -------------        ---------------
Contrafund<< Portfolio - Service Class  (continued)            2002           0.905                0.808               426,526
                                                               2001           1.047                0.905               339,996
                                                               2000           1.113                1.047               169,553

Mid Cap Portfolio - Service Class 2 (3/02)                     2005           1.436                1.671             1,280,825
                                                               2004           1.168                1.436               960,282
                                                               2003           0.857                1.168               305,214
                                                               2002           1.000                0.857               195,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                   PORTFOLIO NAME                                  YEAR           YEAR             END OF YEAR         END OF YEAR
-----------------------------------------------------------        ----       -------------       -------------      ---------------
    Capital Appreciation Fund (3/02)                               2005           1.335              1.541                 68,905
                                                                   2004           1.143              1.335                      -
                                                                   2003           1.000              1.143                      -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income
    Portfolio - Class B (5/02)                                     2005           1.215              1.242                111,636
                                                                   2004           1.119              1.215                      -
                                                                   2003           1.000              1.119                      -

    AllianceBernstein Large-Cap Growth
    Portfolio - Class B (2/00)                                     2005           1.155              1.296                 26,995
                                                                   2004           1.092              1.155                      -
                                                                   2003           1.000              1.092                      -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                     2005           1.315              1.465              1,016,509
                                                                   2004           1.186              1.315                 12,546
                                                                   2003           1.000              1.186                      -

    Growth Fund - Class 2 Shares (2/00)                            2005           1.261              1.432              3,527,301
                                                                   2004           1.148              1.261                176,039
                                                                   2003           1.000              1.148                      -

    Growth-Income Fund - Class 2 Shares (2/00)                     2005           1.235              1.277              3,353,279
                                                                   2004           1.145              1.235                116,974
                                                                   2003           1.000              1.145                      -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)               2005           1.465              1.534                178,945
                                                                   2004           1.142              1.465                      -
                                                                   2003           1.000              1.142                      -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)        2005           1.197              1.289                105,878
                                                                   2004           1.073              1.197                  2,361
                                                                   2003           1.000              1.073                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                               UNIT VALUE AT                         NUMBER OF UNITS
                                                                               BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                               YEAR           YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------       ----       -------------      -------------      ---------------
    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005           1.195             1.286                364,009
                                                                    2004           1.066             1.195                  4,323
                                                                    2003           1.000             1.066                      -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)        2005           1.000             1.029              1,574,335

    Franklin Small-Mid Cap Growth Securities Fund
    - Class 2 Shares (2/00)                                         2005           1.297             1.328                 35,814
                                                                    2004           1.191             1.297                  7,965
                                                                    2003           1.000             1.191                      -

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005           1.228             1.326              1,018,600
                                                                    2004           1.116             1.228                  8,874
                                                                    2003           1.000             1.116                      -

    Templeton Developing Markets Securities Fund
    - Class 2 Shares (5/03)                                         2005           1.537             1.913                605,698
                                                                    2004           1.261             1.537                      -
                                                                    2003           1.000             1.261                      -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)       2005           1.359             1.463                831,353
                                                                    2004           1.174             1.359                      -
                                                                    2003           1.000             1.174                      -

    Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005           1.315             1.398                740,845
                                                                    2004           1.160             1.315                 13,918
                                                                    2003           1.000             1.160                      -

Greenwich Street Series Fund
    Appreciation Portfolio (6/00)                                   2005           1.188             1.211                713,566
                                                                    2004           1.118             1.188                 76,543
                                                                    2003           1.000             1.118                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                          NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                      PORTFOLIO NAME                             YEAR          YEAR              END OF YEAR         END OF YEAR
--------------------------------------------------------         ----       -------------       -------------      ---------------
    Diversified Strategic Income Portfolio (7/00)                2005           1.101              1.103                  64,928
                                                                 2004           1.056              1.101                  19,932
                                                                 2003           1.000              1.056                       -

    Equity Index Portfolio - Class II Shares (6/00)              2005           1.215              1.237                 779,368
                                                                 2004           1.129              1.215                  76,132
                                                                 2003           1.000              1.129                       -

    Fundamental Value Portfolio (6/00)                           2005           1.234              1.263                 585,496
                                                                 2004           1.167              1.234                  44,212
                                                                 2003           1.000              1.167                       -

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)             2005           1.342              1.469                  13,248
                                                                 2004           1.140              1.342                       -
                                                                 2003           1.000              1.140                       -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                 2005           1.315              1.336                 212,912
                                                                 2004           1.172              1.315                       -
                                                                 2003           1.000              1.172                       -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                           2005           1.253              1.264                 394,021
                                                                 2004           1.139              1.253                  23,251
                                                                 2003           1.000              1.139                       -

    Mid-Cap Value Portfolio (5/03)                               2005           1.399              1.479                 780,376
                                                                 2004           1.155              1.399                  29,210
                                                                 2003           1.000              1.155                       -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)          2005           1.111              1.108                 971,586
                                                                 2004           1.045              1.111                  87,192
                                                                 2003           1.000              1.045                       -

    Total Return Portfolio - Administrative Class (5/01)         2005           1.048              1.049               2,187,620
                                                                 2004           1.023              1.048                  92,831
                                                                 2003           1.000              1.023                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592              237,163
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (1/01)                             2005        1.235           1.285               45,577
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.389           1.423               24,636
                                                               2004        1.235           1.389                4,834
                                                               2003        1.000           1.235                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.111           1.083               59,581
                                                               2004        1.100           1.111                    -
                                                               2003        1.000           1.100                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.156           1.200                    -
                                                               2004        1.150           1.156                    -
                                                               2003        1.000           1.150                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208            2,300,292
                                                               2004        1.128           1.174               33,414
                                                               2003        1.000           1.128                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136            4,734,449
                                                               2004        1.088           1.116              405,533
                                                               2003        1.000           1.088                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276            1,206,797
                                                               2004        1.139           1.226               15,706
                                                               2003        1.000           1.139                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182              536,248
                                                               2004        1.121           1.169               26,484
                                                               2003        1.000           1.121                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.181           1.255               49,939
                                                               2004        1.135           1.181                9,847
                                                               2003        1.000           1.135                    -

   Equity Income Portfolio (10/00)                             2005        1.214           1.239              623,080
                                                               2004        1.131           1.214               38,632
                                                               2003        1.000           1.131                    -

   Large Cap Portfolio (6/00)                                  2005        1.168           1.240               60,974
                                                               2004        1.122           1.168                    -
                                                               2003        1.000           1.122                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104              295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016               31,450

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050              292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083              132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------    ----------------
Mercury Large Cap Core Portfolio (6/00)                        2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.216           1.178                   -
                                                               2004        1.104           1.216                   -
                                                               2003        1.000           1.104                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                   -
                                                               2003        1.000           1.131                   -

MFS Total Return Portfolio (7/00)                              2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                   -

MFS Value Portfolio (5/04)                                     2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                   -

Mondrian International Stock Portfolio (3/02)                  2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                   -
                                                               2003        1.000           1.126                   -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

Strategic Equity Portfolio (6/00)                              2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                   -
                                                               2003        1.000           1.115                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026           1.110              18,294

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.106              23,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Travelers Managed Income Portfolio (7/00)                   2005        1.033           1.023             746,775
                                                               2004        1.028           1.033              53,765
                                                               2003        1.000           1.028                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.144           1.205               8,031
                                                               2004        1.127           1.144                   -
                                                               2003        1.000           1.127                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.219           1.329             999,469
                                                               2004        1.135           1.219             115,318
                                                               2003        1.000           1.135                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.187           1.190             843,903
                                                               2004        1.100           1.187              71,552
                                                               2003        1.000           1.100                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.144           1.176             409,917
                                                               2004        1.167           1.144                   -
                                                               2003        1.000           1.167                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.248           1.321             621,784
                                                               2004        1.157           1.248             250,879
                                                               2003        1.000           1.157                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.978           0.983              42,742
                                                               2004        0.993           0.978             131,110
                                                               2003        1.000           0.993                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.165           1.228               3,556
                                                               2004        1.114           1.165                   -
                                                               2003        1.000           1.114                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.393           1.427               93,979
                                                               2004        1.233           1.393                    -
                                                               2003        1.000           1.233                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.284           1.466            1,643,270
                                                               2004        1.140           1.284                    -
                                                               2003        1.000           1.140                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.457           1.680              916,237
                                                               2004        1.197           1.457                7,282
                                                               2003        1.000           1.197                    -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and h is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_ D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/02)                            2005        1.131           1.319               38,185
                                                               2004        0.960           1.131                    -
                                                               2003        0.779           0.960                    -
                                                               2002        0.878           0.779                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162              325,190
                                                               2004        1.027           1.127              334,798
                                                               2003        0.788           1.027              354,635
                                                               2002        0.980           0.788               25,560

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756            2,516,526
                                                               2004        0.625           0.668            2,897,980
                                                               2003        0.514           0.625            3,382,923
                                                               2002        0.753           0.514            3,883,375
                                                               2001        0.925           0.753            4,716,899
                                                               2000        1.127           0.925            4,449,229
                                                               1999        1.000           1.127              314,797

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.029           1.158            6,380,373
                                                               2004        0.920           1.029            6,322,143
                                                               2003        0.690           0.920            6,679,967
                                                               2002        0.819           0.690            6,862,959
                                                               2001        0.969           0.819            6,260,916
                                                               2000        1.211           0.969            3,140,876
                                                               1999        1.000           1.211              316,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Growth Fund - Class 2 Shares (11/99)                        2005        1.082           1.240            8,889,797
                                                               2004        0.975           1.082            8,773,906
                                                               2003        0.723           0.975            8,937,082
                                                               2002        0.970           0.723            7,986,225
                                                               2001        1.202           0.970            6,922,537
                                                               2000        1.167           1.202            4,692,324
                                                               1999        1.000           1.167              477,335

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.280           1.336            9,710,858
                                                               2004        1.176           1.280            9,428,394
                                                               2003        0.901           1.176            9,670,875
                                                               2002        1.119           0.901            8,550,110
                                                               2001        1.106           1.119            6,852,257
                                                               2000        1.039           1.106            2,375,658
                                                               1999        1.000           1.039              174,106

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.638           1.732               16,019
                                                               2004        1.265           1.638                    -
                                                               2003        0.957           1.265                    -
                                                               2002        1.048           0.957                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315               27,109
                                                               2004        1.074           1.210                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.208           1.312              112,133
                                                               2004        1.068           1.208               46,761
                                                               2003        1.000           1.068                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.035              130,062

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.874           0.903            1,374,673
                                                               2004        0.795           0.874            1,611,705
                                                               2003        0.588           0.795            1,673,524

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        0.836           0.588            1,690,406
                                                               2001        1.000           0.836            1,766,010
                                                               2000        1.215           1.000            1,131,242
                                                               1999        1.000           1.215              167,294

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262              718,462
                                                               2004        1.043           1.158              818,408
                                                               2003        0.845           1.043              528,951
                                                               2002        0.999           0.845              109,286

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238              131,258
                                                               2004        1.448           1.781              108,300
                                                               2003        1.000           1.448               27,124

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.088           1.182            1,505,091
                                                               2004        0.931           1.088            1,356,406
                                                               2003        0.714           0.931            1,285,352
                                                               2002        0.889           0.714            1,344,931
                                                               2001        1.073           0.889            1,396,919
                                                               2000        1.115           1.073              720,928
                                                               1999        1.000           1.115              121,036

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.180           1.267               79,625
                                                               2004        1.032           1.180                3,125
                                                               2003        0.792           1.032                    -
                                                               2002        0.832           0.792                    -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.040           1.070            5,790,079
                                                               2004        0.970           1.040            6,040,306
                                                               2003        0.789           0.970            5,893,048
                                                               2002        0.971           0.789            5,264,273
                                                               2001        1.025           0.971            3,668,702
                                                               2000        1.044           1.025              917,508
                                                               1999        1.000           1.044               31,957

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Diversified Strategic Income Portfolio (11/99)              2005        1.235           1.249            1,620,970
                                                               2004        1.174           1.235            1,847,806
                                                               2003        1.065           1.174            1,695,778
                                                               2002        1.030           1.065            1,438,332
                                                               2001        1.013           1.030            1,382,525
                                                               2000        0.999           1.013              601,614
                                                               1999        1.000           0.999              137,491

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.864           0.888            2,002,346
                                                               2004        0.795           0.864            2,010,098
                                                               2003        0.631           0.795            1,910,575
                                                               2002        0.824           0.631            1,955,313
                                                               2001        0.954           0.824            1,824,680
                                                               2000        1.067           0.954              613,674
                                                               1999        1.000           1.067               55,283

   Fundamental Value Portfolio (12/99)                         2005        1.303           1.347            5,951,617
                                                               2004        1.221           1.303            6,397,421
                                                               2003        0.893           1.221            6,391,317
                                                               2002        1.151           0.893            6,360,281
                                                               2001        1.232           1.151            5,155,358
                                                               2000        1.037           1.232            1,579,098
                                                               1999        1.000           1.037                2,425

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496            1,582,499
                                                               2004        0.378           0.449            1,891,222
                                                               2003        0.284           0.378            1,971,237
                                                               2002        0.401           0.284            2,193,877
                                                               2001        0.674           0.401            2,395,484
                                                               2000        1.000           0.674            2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552               62,226
                                                               2004        1.336           1.513               69,839
                                                               2003        1.000           1.336               32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408              251,990
                                                               2004        1.244           1.382              201,079
                                                               2003        1.000           1.244               64,093

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644              368,902
                                                               2004        1.260           1.541              198,486
                                                               2003        1.000           1.260              149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133              829,709
                                                               2004        1.048           1.125              837,880
                                                               2003        1.000           1.048              245,014

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226            5,395,697
                                                               2004        1.173           1.213            5,959,397
                                                               2003        1.132           1.173            5,042,843
                                                               2002        1.053           1.132            4,213,843
                                                               2001        1.005           1.053            2,073,098

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118              149,808
                                                               2004        0.882           1.011              150,938
                                                               2003        0.696           0.882              153,350
                                                               2002        0.857           0.696              131,072
                                                               2001        0.995           0.857               88,059

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701              343,989
                                                               2004        1.294           1.611              356,645
                                                               2003        0.877           1.294              344,427
                                                               2002        1.088           0.877              271,247
                                                               2001        1.030           1.088              126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343            2,411,960
                                                               2004        1.226           1.309            2,736,840
                                                               2003        0.894           1.226            2,762,940
                                                               2002        1.210           0.894            2,662,147
                                                               2001        1.204           1.210            2,256,368
                                                               2000        1.033           1.204            1,028,180
                                                               1999        1.000           1.033               78,169

   Investors Fund - Class I (11/99)                            2005        1.191           1.252            1,250,767
                                                               2004        1.095           1.191            1,637,036
                                                               2003        0.839           1.095            1,478,433

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Investors Fund - Class I  (continued)                       2002        1.106           0.839            1,401,267
                                                               2001        1.170           1.106            1,346,259
                                                               2000        1.029           1.170              428,890
                                                               1999        1.000           1.029               19,926

   Small Cap Growth Fund - Class I (11/99)                     2005        1.290           1.334              676,973
                                                               2004        1.136           1.290              640,455
                                                               2003        0.774           1.136              629,419
                                                               2002        1.202           0.774              541,675
                                                               2001        1.314           1.202              579,887
                                                               2000        1.141           1.314              439,007
                                                               1999        1.000           1.141               61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.809           0.797              117,286
                                                               2004        0.794           0.809              240,763
                                                               2003        0.652           0.794              159,849
                                                               2002        0.894           0.652               87,290
                                                               2001        1.033           0.894               66,708

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.909              277,845
                                                               2004        0.855           0.868              294,476
                                                               2003        0.646           0.855              304,336
                                                               2002        0.894           0.646              305,879
                                                               2001        1.011           0.894               37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502            2,741,921
                                                               2004        1.376           1.447            2,624,019
                                                               2003        1.061           1.376              995,800
                                                               2002        1.000           1.061               13,385

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329            1,293,344
                                                               2004        1.249           1.293            1,551,664
                                                               2003        1.038           1.249              764,994
                                                               2002        1.000           1.038              157,954

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592              430,807
                                                               2004        1.394           1.515              414,942
                                                               2003        1.074           1.394               51,838
                                                               2002        1.000           1.074               17,608

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.432           1.462              273,669
                                                               2004        1.360           1.432              345,792
                                                               2003        1.069           1.360              344,365
                                                               2002        1.000           1.069               33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.869           0.931            2,279,202
                                                               2004        0.827           0.869            2,370,045
                                                               2003        0.649           0.827            2,463,743
                                                               2002        0.864           0.649            2,441,987
                                                               2001        0.978           0.864            1,916,798

   Equity Income Portfolio (11/99)                             2005        1.194           1.230            1,783,984
                                                               2004        1.102           1.194            1,883,743
                                                               2003        0.852           1.102            1,882,544
                                                               2002        1.004           0.852            1,700,300
                                                               2001        1.090           1.004            1,354,821
                                                               2000        1.013           1.090              573,343
                                                               1999        1.000           1.013               10,535

   Large Cap Portfolio (11/99)                                 2005        0.720           0.772            1,991,083
                                                               2004        0.686           0.720            2,092,587
                                                               2003        0.558           0.686            2,172,648
                                                               2002        0.732           0.558            2,094,007
                                                               2001        0.899           0.732            2,048,435
                                                               2000        1.065           0.899              894,807
                                                               1999        1.000           1.065              157,286

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.111                    -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.022                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.056                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.089                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.012           1.032                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.761           0.841              669,640
                                                               2004        0.666           0.761              732,906
                                                               2003        0.558           0.666              740,731
                                                               2002        0.755           0.558              909,733
                                                               2001        0.988           0.755            1,120,346
                                                               2000        1.061           0.988              758,310
                                                               1999        1.000           1.061               16,748

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.652           0.632                    -
                                                               2004        0.586           0.652            1,482,656
                                                               2003        0.460           0.586            1,639,604
                                                               2002        0.710           0.460            1,733,737
                                                               2001        1.128           0.710            2,178,828
                                                               2000        1.433           1.128            1,897,890
                                                               1999        1.000           1.433              266,524

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        0.837           0.851            1,080,647
                                                               2004        0.744           0.837                    -
                                                               2003        0.551           0.744                    -
                                                               2002        0.626           0.551                    -

MFS(R) Total Return Portfolio (11/99)                          2005        1.337           1.357            5,545,750
                                                               2004        1.216           1.337            5,740,656
                                                               2003        1.058           1.216            5,765,761
                                                               2002        1.133           1.058            5,108,223
                                                               2001        1.149           1.133            3,382,902
                                                               2000        0.999           1.149            1,522,221
                                                               1999        1.000           0.999               99,074

MFS(R) Value Portfolio (5/04)                                     2005        1.122           1.178              336,106
                                                               2004        0.973           1.122                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)




                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Mondrian International Stock Portfolio (8/02)                  2005        1.224           1.322              162,381
                                                               2004        1.073           1.224              123,522
                                                               2003        0.846           1.073               76,847
                                                               2002        0.846           0.846                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.333           1.394               50,014
                                                               2004        1.217           1.333               12,705
                                                               2003        1.000           1.217                1,061

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.041                  325

Pioneer Strategic Income Portfolio (5/04)                      2005        1.096           1.120              148,310
                                                               2004        0.983           1.096               10,501

Strategic Equity Portfolio (11/99)                             2005        0.726           0.730            2,288,680
                                                               2004        0.668           0.726            2,426,868
                                                               2003        0.511           0.668            2,656,535
                                                               2002        0.780           0.511            3,272,912
                                                               2001        0.913           0.780            3,852,391
                                                               2000        1.132           0.913            2,951,007
                                                               1999        1.000           1.132              468,390

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.116                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.112                    -

Travelers Managed Income Portfolio (11/99)                     2005        1.216           1.216            1,904,578
                                                               2004        1.199           1.216            2,040,964
                                                               2003        1.121           1.199            2,324,626
                                                               2002        1.113           1.121            2,311,652
                                                               2001        1.057           1.113            2,069,673
                                                               2000        0.994           1.057              555,087
                                                               1999        1.000           0.994              150,289

Van Kampen Enterprise Portfolio (11/99)                        2005        0.661           0.703              708,658
                                                               2004        0.645           0.661              790,636
                                                               2003        0.521           0.645              824,262
                                                               2002        0.748           0.521              864,932
                                                               2001        0.963           0.748            1,021,052

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Van Kampen Enterprise Portfolio  (continued)                2000        1.145           0.963              938,728
                                                               1999        1.000           1.145                3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006              502,016
                                                               2004        0.999           0.997            1,239,228
                                                               2003        1.000           0.999               17,941

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.247           1.373            7,607,140
                                                               2004        1.150           1.247            8,349,729
                                                               2003        0.867           1.150            8,530,069
                                                               2002        1.306           0.867            8,140,330
                                                               2001        1.381           1.306            7,173,627
                                                               2000        1.210           1.381            3,423,105
                                                               1999        1.000           1.210              302,417

   Smith Barney High Income Portfolio (11/99)                  2005        1.143           1.156            1,741,150
                                                               2004        1.049           1.143            1,909,111
                                                               2003        0.834           1.049            1,906,382
                                                               2002        0.874           0.834            1,257,332
                                                               2001        0.921           0.874            1,256,295
                                                               2000        1.016           0.921              595,882
                                                               1999        1.000           1.016               67,445

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.922           0.956            4,245,781
                                                               2004        0.931           0.922            4,779,482
                                                               2003        0.640           0.931            4,986,323
                                                               2002        0.863           0.640            4,867,338
                                                               2001        1.000           0.863            5,072,444
                                                               2000        1.090           1.000            3,224,751
                                                               1999        1.000           1.090              175,985

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.344           1.435            1,777,129
                                                               2004        1.234           1.344            1,938,516
                                                               2003        0.964           1.234            2,233,467
                                                               2002        1.209           0.964            2,303,022
                                                               2001        1.362           1.209            2,306,739
                                                               2000        1.171           1.362            1,266,016
                                                               1999        1.000           1.171               49,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Smith Barney Money Market Portfolio (11/99)                 2005        1.060           1.075             1,894,054
                                                               2004        1.066           1.060             2,813,069
                                                               2003        1.074           1.066             3,392,033
                                                               2002        1.075           1.074             3,640,831
                                                               2001        1.052           1.075             1,956,266
                                                               2000        1.006           1.052               922,050
                                                               1999        1.000           1.006               750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.710           0.756             2,636,468
                                                               2004        0.673           0.710             2,862,877
                                                               2003        0.536           0.673             3,368,026
                                                               2002        0.805           0.536             3,542,735
                                                               2001        1.191           0.805             4,206,215
                                                               2000        1.344           1.191             3,409,800
                                                               1999        1.000           1.344               237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144               550,052
                                                               2004        0.970           1.106               424,074
                                                               2003        0.693           0.970               209,065
                                                               2002        0.945           0.693               146,257
                                                               2001        0.987           0.945                63,380

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.163           1.341             1,796,773
                                                               2004        1.023           1.163             1,928,848
                                                               2003        0.808           1.023             1,831,279
                                                               2002        0.905           0.808             1,717,820
                                                               2001        1.047           0.905             2,140,528
                                                               2000        1.138           1.047             1,784,874
                                                               1999        1.000           1.138               151,914

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.436           1.671               538,882
                                                               2004        1.168           1.436               526,081
                                                               2003        0.857           1.168               246,983
                                                               2002        0.993           0.857                58,437

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/02)                            2005        1.335           1.541                2,675
                                                               2004        1.143           1.335                    -
                                                               2003        1.000           1.143                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215           1.242               15,481
                                                               2004        1.119           1.215                    -
                                                               2003        1.000           1.119                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.155           1.296                    -
                                                               2004        1.092           1.155                    -
                                                               2003        1.000           1.092                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.315           1.465              138,800
                                                               2004        1.186           1.315                4,145
                                                               2003        1.000           1.186                    -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.261           1.432              614,002
                                                               2004        1.148           1.261               23,636
                                                               2003        1.000           1.148                    -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.235           1.277              511,616
                                                               2004        1.145           1.235                6,576
                                                               2003        1.000           1.145                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.465           1.534               25,992
                                                               2004        1.142           1.465                    -
                                                               2003        1.000           1.142                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289               13,773
                                                               2004        1.073           1.197                    -
                                                               2003        0.996           1.073                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286              71,362
                                                               2004        1.066           1.195               4,448
                                                               2003        1.016           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.029              10,894

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.297           1.328               7,574
                                                               2004        1.191           1.297               2,012
                                                               2003        1.000           1.191                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326             130,228
                                                               2004        1.116           1.228                   -
                                                               2003        1.000           1.116                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913              47,524
                                                               2004        1.261           1.537               2,013
                                                               2003        1.000           1.261                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.359           1.463             234,426
                                                               2004        1.174           1.359               2,118
                                                               2003        1.000           1.174                   -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.315           1.398              38,096
                                                               2004        1.160           1.315                   -
                                                               2003        1.000           1.160                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.188           1.211             327,014
                                                               2004        1.118           1.188              32,527
                                                               2003        1.000           1.118                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Diversified Strategic Income Portfolio (11/99)              2005        1.101           1.103              31,859
                                                               2004        1.056           1.101               2,754
                                                               2003        1.000           1.056                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.215           1.237                   -
                                                               2004        1.129           1.215                   -
                                                               2003        1.000           1.129                   -

   Fundamental Value Portfolio (12/99)                         2005        1.234           1.263             101,643
                                                               2004        1.167           1.234              34,333
                                                               2003        1.000           1.167                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.342           1.469               5,354
                                                               2004        1.140           1.342                   -
                                                               2003        1.000           1.140                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336              53,321
                                                               2004        1.172           1.315                   -
                                                               2003        1.000           1.172                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264              64,314
                                                               2004        1.139           1.253              17,389
                                                               2003        1.000           1.139                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479             164,595
                                                               2004        1.155           1.399               4,197
                                                               2003        1.000           1.155                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108              61,897
                                                               2004        1.045           1.111               9,080
                                                               2003        1.000           1.045                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.049             500,643
                                                               2004        1.023           1.048              14,843
                                                               2003        1.000           1.023                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592               43,597
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (11/99)                            2005        1.235           1.285              131,791
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.389           1.423                2,675
                                                               2004        1.235           1.389                    -
                                                               2003        1.000           1.235                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.111           1.083               33,951
                                                               2004        1.100           1.111               18,420
                                                               2003        1.000           1.100                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.156           1.200                    -
                                                               2004        1.150           1.156                    -
                                                               2003        1.000           1.150                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208              309,581
                                                               2004        1.128           1.174               32,596
                                                               2003        1.000           1.128                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136             127,298
                                                               2004        1.088           1.116                   -
                                                               2003        1.000           1.088                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276             339,461
                                                               2004        1.139           1.226                   -
                                                               2003        1.000           1.139                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182              15,551
                                                               2004        1.121           1.169                   -
                                                               2003        1.000           1.121                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.181           1.255                   -
                                                               2004        1.135           1.181                   -
                                                               2003        1.000           1.135                   -

   Equity Income Portfolio (11/99)                             2005        1.214           1.239              97,181
                                                               2004        1.131           1.214               2,409
                                                               2003        1.000           1.131                   -

   Large Cap Portfolio (11/99)                                 2005        1.168           1.240               3,548
                                                               2004        1.122           1.168               2,527
                                                               2003        1.000           1.122                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.104                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016                   -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.050             196,583

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.083              70,772

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.027              37,182

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------    ----------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.232           1.349                       -
                                                               2004        1.088           1.232                       -
                                                               2003        1.000           1.088                       -

MFS(R) Emerging Growth Portfolio (11/99)                       2005        1.216           1.178                       -
                                                               2004        1.104           1.216                       -
                                                               2003        1.000           1.104                       -

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        1.260           1.269                  33,475
                                                               2004        1.131           1.260                       -
                                                               2003        1.000           1.131                       -

MFS(R) Total Return Portfolio (11/99)                          2005        1.173           1.180                 164,360
                                                               2004        1.077           1.173                       -
                                                               2003        1.000           1.077                       -

MFS(R) Value Portfolio (5/04)                                  2005        1.115           1.160                  49,291
                                                               2004        0.972           1.115                     233

Mondrian International Stock Portfolio (8/02)                  2005        1.308           1.400                   8,503
                                                               2004        1.157           1.308                       -
                                                               2003        1.000           1.157                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265                       -
                                                               2004        1.126           1.222                       -
                                                               2003        1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                  29,181

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102                  44,273
                                                               2004        0.982           1.089                       -

Strategic Equity Portfolio (11/99)                             2005        1.201           1.197                       -
                                                               2004        1.115           1.201                       -
                                                               2003        1.000           1.115                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.110                   8,486

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.106                  13,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ----------------
   Travelers Managed Income Portfolio (11/99)                  2005        1.033           1.023               25,576
                                                               2004        1.028           1.033               23,953
                                                               2003        1.000           1.028                    -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.144           1.205                  327
                                                               2004        1.127           1.144                    -
                                                               2003        1.000           1.127                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985               38,446
                                                               2004        0.997           0.985               21,345
                                                               2003        1.000           0.997                    -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.219           1.329              495,738
                                                               2004        1.135           1.219               19,728
                                                               2003        1.000           1.135                    -

   Smith Barney High Income Portfolio (11/99)                  2005        1.187           1.190              216,001
                                                               2004        1.100           1.187                    -
                                                               2003        1.000           1.100                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.144           1.176               64,894
                                                               2004        1.167           1.144               17,873
                                                               2003        1.000           1.167                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.248           1.321               95,001
                                                               2004        1.157           1.248                    -
                                                               2003        1.000           1.157                    -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.978           0.983               19,548
                                                               2004        0.993           0.978                    -
                                                               2003        1.000           0.993                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.165           1.228                    -
                                                               2004        1.114           1.165                    -
                                                               2003        1.000           1.114                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.393           1.427               9,431
                                                               2004        1.233           1.393                   -
                                                               2003        1.000           1.233                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.284           1.466             226,642
                                                               2004        1.140           1.284                   -
                                                               2003        1.000           1.140                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.457           1.680              48,387
                                                               2004        1.197           1.457                   -
                                                               2003        1.000           1.197                   -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.




Name:    __________________________________________________________

Address: __________________________________________________________

Check Box:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85



Book 85                                                              May 1, 2006

                                   VINTAGE II
                             VINTAGE II (SERIES II)

                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 1, 2006


                                       FOR


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


THE INSURANCE COMPANY....................................................           2
PRINCIPAL UNDERWRITER....................................................           2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................           2
VALUATION OF ASSETS......................................................           3
FEDERAL TAX CONSIDERATIONS...............................................           5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................           9
CONDENSED FINANCIAL INFORMATION..........................................          10
FINANCIAL STATEMENTS.....................................................           1



* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Ten for Variable Annuities (formerly known as The Travelers Separate Account Ten for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions


                            UNDERWRITING COMMISSIONS PAID TO     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                             MLIDLLC BY THE COMPANY                RETAINED BY MLIDLLC
----                        --------------------------------     ----------------------------------
2005                                  $ 94,264,724                             $0

2004                                  $125,706,000                             $0

2003                                  $121,901,000                             $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a

Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the

Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                  (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                  (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                  (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

                  (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Ten for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Ten for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                                   VINTAGE II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                                 2005        1.131           1.319           38,185
                                                                    2004        0.960           1.131                -
                                                                    2003        0.779           0.960                -
                                                                    2002        0.878           0.779                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                   2005        0.783           0.816           71,456
                                                                    2004        0.751           0.783           93,043
                                                                    2003        0.609           0.751          151,552
                                                                    2002        0.885           0.609          125,985
                                                                    2001        1.000           0.885           71,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005        1.127           1.162          325,190
                                                                    2004        1.027           1.127          334,798
                                                                    2003        0.788           1.027          354,635
                                                                    2002        1.000           0.788           25,560

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005        0.668           0.756        2,516,526
                                                                    2004        0.625           0.668        2,897,980
                                                                    2003        0.514           0.625        3,382,923
                                                                    2002        0.753           0.514        3,883,375
                                                                    2001        0.925           0.753        4,716,899
                                                                    2000        1.127           0.925        4,449,229
                                                                    1999        1.000           1.127          314,797

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005        1.029           1.158        6,380,373
                                                                    2004        0.920           1.029        6,322,143
                                                                    2003        0.690           0.920        6,679,967
                                                                    2002        0.819           0.690        6,862,959
                                                                    2001        0.969           0.819        6,260,916
                                                                    2000        1.211           0.969        3,140,876
                                                                    1999        1.000           1.211          316,138

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------   ----    -------------    -------------    ---------------
   Growth Fund - Class 2 Shares (11/99)                             2005        1.082            1.240           8,889,797
                                                                    2004        0.975            1.082           8,773,906
                                                                    2003        0.723            0.975           8,937,082
                                                                    2002        0.970            0.723           7,986,225
                                                                    2001        1.202            0.970           6,922,537
                                                                    2000        1.167            1.202           4,692,324
                                                                    1999        1.000            1.167             477,335

   Growth-Income Fund - Class 2 Shares (11/99)                      2005        1.280            1.336           9,710,858
                                                                    2004        1.176            1.280           9,428,394
                                                                    2003        0.901            1.176           9,670,875
                                                                    2002        1.119            0.901           8,550,110
                                                                    2001        1.106            1.119           6,852,257
                                                                    2000        1.039            1.106           2,375,658
                                                                    1999        1.000            1.039             174,106

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)                 2005        1.638            1.732              16,019
                                                                    2004        1.265            1.638                   -
                                                                    2003        0.957            1.265                   -
                                                                    2002        1.048            0.957                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005        1.210            1.315              27,109
                                                                    2004        1.074            1.210                   -
                                                                    2003        1.000            1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005        1.208            1.312             112,133
                                                                    2004        1.068            1.208              46,761
                                                                    2003        1.000            1.068                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005        0.984            1.035             130,062

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                          2005        0.874            0.903           1,374,673
                                                                    2004        0.795            0.874           1,611,705

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (continued)                                                      2003       0.588           0.795          1,673,524
                                                                    2002       0.836           0.588          1,690,406
                                                                    2001       1.000           0.836          1,766,010
                                                                    2000       1.215           1.000          1,131,242
                                                                    1999       1.000           1.215            167,294

   Mutual Shares Securities Fund - Class 2 Shares (6/02)            2005       1.158           1.262            718,462
                                                                    2004       1.043           1.158            818,408
                                                                    2003       0.845           1.043            528,951
                                                                    2002       1.000           0.845            109,286

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                           2005       1.781           2.238            131,258
                                                                    2004       1.448           1.781            108,300
                                                                    2003       1.000           1.448             27,124

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)       2005       1.088           1.182          1,505,091
                                                                    2004       0.931           1.088          1,356,406
                                                                    2003       0.714           0.931          1,285,352
                                                                    2002       0.889           0.714          1,344,931
                                                                    2001       1.073           0.889          1,396,919
                                                                    2000       1.115           1.073            720,928
                                                                    1999       1.000           1.115            121,036

   Templeton Growth Securities Fund - Class 2 Shares (7/02)         2005       1.180           1.267             79,625
                                                                    2004       1.032           1.180              3,125
                                                                    2003       0.792           1.032                  -
                                                                    2002       0.832           0.792                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                                   2005       1.040           1.070          5,790,079
                                                                    2004       0.970           1.040          6,040,306
                                                                    2003       0.789           0.970          5,893,048
                                                                    2002       0.971           0.789          5,264,273
                                                                    2001       1.025           0.971          3,668,702

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                               BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------   ----    -------------   -------------   ---------------
   Appreciation Portfolio  (continued)                2000        1.044           1.025            917,508
                                                      1999        1.000           1.044             31,957

   Diversified Strategic Income Portfolio (11/99)     2005        1.235           1.249          1,620,970
                                                      2004        1.174           1.235          1,847,806
                                                      2003        1.065           1.174          1,695,778
                                                      2002        1.030           1.065          1,438,332
                                                      2001        1.013           1.030          1,382,525
                                                      2000        0.999           1.013            601,614
                                                      1999        1.000           0.999            137,491

   Equity Index Portfolio - Class II Shares (11/99)   2005        0.864           0.888          2,002,346
                                                      2004        0.795           0.864          2,010,098
                                                      2003        0.631           0.795          1,910,575
                                                      2002        0.824           0.631          1,955,313
                                                      2001        0.954           0.824          1,824,680
                                                      2000        1.067           0.954            613,674
                                                      1999        1.000           1.067             55,283

   Fundamental Value Portfolio (12/99)                2005        1.303           1.347          5,951,617
                                                      2004        1.221           1.303          6,397,421
                                                      2003        0.893           1.221          6,391,317
                                                      2002        1.151           0.893          6,360,281
                                                      2001        1.232           1.151          5,155,358
                                                      2000        1.037           1.232          1,579,098
                                                      1999        1.000           1.037              2,425

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)   2005        0.449           0.496          1,582,499
                                                      2004        0.378           0.449          1,891,222
                                                      2003        0.284           0.378          1,971,237
                                                      2002        0.401           0.284          2,193,877
                                                      2001        0.674           0.401          2,395,484
                                                      2000        1.000           0.674          2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)       2005        1.513           1.552             62,226
                                                      2004        1.336           1.513             69,839
                                                      2003        1.000           1.336             32,469

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----   -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                             2005       1.382           1.408            251,990
                                                                  2004       1.244           1.382            201,079
                                                                  2003       1.000           1.244             64,093

   Mid-Cap Value Portfolio (5/03)                                 2005       1.541           1.644            368,902
                                                                  2004       1.260           1.541            198,486
                                                                  2003       1.000           1.260            149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)            2005       1.125           1.133            829,709
                                                                  2004       1.048           1.125            837,880
                                                                  2003       1.000           1.048            245,014

   Total Return Portfolio - Administrative Class (5/01)           2005       1.213           1.226          5,395,697
                                                                  2004       1.173           1.213          5,959,397
                                                                  2003       1.132           1.173          5,042,843
                                                                  2002       1.053           1.132          4,213,843
                                                                  2001       1.000           1.053          2,073,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)       2005       0.773           0.817             48,437
                                                                  2004       0.728           0.773             49,521
                                                                  2003       0.559           0.728             50,699
                                                                  2002       0.806           0.559             56,474
                                                                  2001       1.000           0.806             45,037

   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005       1.011           1.118            149,808
                                                                  2004       0.882           1.011            150,938
                                                                  2003       0.696           0.882            153,350
                                                                  2002       0.857           0.696            131,072
                                                                  2001       1.000           0.857             88,059

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005       1.611           1.701            343,989
                                                                  2004       1.294           1.611            356,645
                                                                  2003       0.877           1.294            344,427

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                           YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares  (continued)     2002       1.088           0.877            271,247
                                                                     2001       1.000           1.088            126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                                    2005       1.309           1.343          2,411,960
                                                                     2004       1.226           1.309          2,736,840
                                                                     2003       0.894           1.226          2,762,940
                                                                     2002       1.210           0.894          2,662,147
                                                                     2001       1.204           1.210          2,256,368
                                                                     2000       1.033           1.204          1,028,180
                                                                     1999       1.000           1.033             78,169

   Investors Fund - Class I (11/99)                                  2005       1.191           1.252          1,250,767
                                                                     2004       1.095           1.191          1,637,036
                                                                     2003       0.839           1.095          1,478,433
                                                                     2002       1.106           0.839          1,401,267
                                                                     2001       1.170           1.106          1,346,259
                                                                     2000       1.029           1.170            428,890
                                                                     1999       1.000           1.029             19,926

   Small Cap Growth Fund - Class I (11/99)                           2005       1.290           1.334            676,973
                                                                     2004       1.136           1.290            640,455
                                                                     2003       0.774           1.136            629,419
                                                                     2002       1.202           0.774            541,675
                                                                     2001       1.314           1.202            579,887
                                                                     2000       1.141           1.314            439,007
                                                                     1999       1.000           1.141             61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                   2005       0.809           0.797            117,286
                                                                     2004       0.794           0.809            240,763
                                                                     2003       0.652           0.794            159,849
                                                                     2002       0.894           0.652             87,290
                                                                     2001       1.000           0.894             66,708

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)   2005       0.868           0.909            277,845
                                                                     2004       0.855           0.868            294,476
                                                                     2003       0.646           0.855            304,336

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (continued)                                                          2002       0.894           0.646             305,879
                                                                        2001       1.000           0.894              37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)     2005       1.447           1.502           2,741,921
                                                                        2004       1.376           1.447           2,624,019
                                                                        2003       1.061           1.376             995,800
                                                                        2002       1.000           1.061              13,385

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                              2005       1.293           1.329           1,293,344
                                                                        2004       1.249           1.293           1,551,664
                                                                        2003       1.038           1.249             764,994
                                                                        2002       1.000           1.038             157,954

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                              2005       1.515           1.592             430,807
                                                                        2004       1.394           1.515             414,942
                                                                        2003       1.074           1.394              51,838
                                                                        2002       1.000           1.074              17,608

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)   2005       1.432           1.462             273,669
                                                                        2004       1.360           1.432             345,792
                                                                        2003       1.069           1.360             344,365
                                                                        2002       1.000           1.069              33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                            2005       0.869           0.931           2,279,202
                                                                        2004       0.827           0.869           2,370,045
                                                                        2003       0.649           0.827           2,463,743
                                                                        2002       0.864           0.649           2,441,987
                                                                        2001       1.000           0.864           1,916,798

   Equity Income Portfolio (11/99)                                      2005       1.194           1.230           1,783,984
                                                                        2004       1.102           1.194           1,883,743
                                                                        2003       0.852           1.102           1,882,544
                                                                        2002       1.004           0.852           1,700,300

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                             YEAR        YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
Equity Income Portfolio  (continued)                                2001       1.090            1.004         1,354,821
                                                                    2000       1.013            1.090           573,343
                                                                    1999       1.000            1.013            10,535

Large Cap Portfolio (11/99)                                         2005       0.720            0.772         1,991,083
                                                                    2004       0.686            0.720         2,092,587
                                                                    2003       0.558            0.686         2,172,648
                                                                    2002       0.732            0.558         2,094,007
                                                                    2001       0.899            0.732         2,048,435
                                                                    2000       1.065            0.899           894,807
                                                                    1999       1.000            1.065           157,286

Managed Allocation Series: Aggressive Portfolio (6/05)              2005       1.045            1.111                 -

Managed Allocation Series: Conservative Portfolio (5/05)            2005       1.000            1.022                 -

Managed Allocation Series: Moderate Portfolio (5/05)                2005       1.000            1.056                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)     2005       1.017            1.089                 -

Managed Allocation Series: Moderate-Conservative Portfolio (8/05)   2005       1.012            1.032                 -

Mercury Large Cap Core Portfolio (11/99)                            2005       0.761            0.841           669,640
                                                                    2004       0.666            0.761           732,906
                                                                    2003       0.558            0.666           740,731
                                                                    2002       0.755            0.558           909,733
                                                                    2001       0.988            0.755         1,120,346
                                                                    2000       1.061            0.988           758,310
                                                                    1999       1.000            1.061            16,748

MFS Emerging Growth Portfolio (11/99)                               2005       0.652            0.632                 -
                                                                    2004       0.586            0.652         1,482,656
                                                                    2003       0.460            0.586         1,639,604
                                                                    2002       0.710            0.460         1,733,737
                                                                    2001       1.128            0.710         2,178,828

                         CONDENSED FINANCIAL INFORMATION

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------    ----    -------------    -------------    ---------------
   MFS Emerging Growth Portfolio  (continued)       2000        1.433            1.128           1,897,890
                                                    1999        1.000            1.433             266,524

   MFS Mid Cap Growth Portfolio (6/02)              2005        0.837            0.851           1,080,647
                                                    2004        0.744            0.837                   -
                                                    2003        0.551            0.744                   -
                                                    2002        0.626            0.551                   -

   MFS Total Return Portfolio (11/99)               2005        1.337            1.357           5,545,750
                                                    2004        1.216            1.337           5,740,656
                                                    2003        1.058            1.216           5,765,761
                                                    2002        1.133            1.058           5,108,223
                                                    2001        1.149            1.133           3,382,902
                                                    2000        0.999            1.149           1,522,221
                                                    1999        1.000            0.999              99,074

   MFS Value Portfolio (5/04)                       2005        1.122            1.178             336,106
                                                    2004        0.973            1.122                   -

   Mondrian International Stock Portfolio (8/02)    2005        1.224            1.322             162,381
                                                    2004        1.073            1.224             123,522
                                                    2003        0.846            1.073              76,847
                                                    2002        0.846            0.846                   -

   Pioneer Fund Portfolio (5/03)                    2005        1.333            1.394              50,014
                                                    2004        1.217            1.333              12,705
                                                    2003        1.000            1.217               1,061

   Pioneer Mid Cap Value Portfolio (6/05)           2005        1.000            1.041                 325

   Pioneer Strategic Income Portfolio (5/04)        2005        1.096            1.120             148,310
                                                    2004        0.983            1.096              10,501

   Strategic Equity Portfolio (11/99)               2005        0.726            0.730           2,288,680
                                                    2004        0.668            0.726           2,426,868
                                                    2003        0.511            0.668           2,656,535
                                                    2002        0.780            0.511           3,272,912
                                                    2001        0.913            0.780           3,852,391
                                                    2000        1.132            0.913           2,951,007
                                                    1999        1.000            1.132             468,390

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                    NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------------------   ----    -------------    -------------   ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)         2005        1.000            1.116                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)          2005        1.005            1.112                  -

   Travelers Managed Income Portfolio (11/99)                    2005        1.216            1.216          1,904,578
                                                                 2004        1.199            1.216          2,040,964
                                                                 2003        1.121            1.199          2,324,626
                                                                 2002        1.113            1.121          2,311,652
                                                                 2001        1.057            1.113          2,069,673
                                                                 2000        0.994            1.057            555,087
                                                                 1999        1.000            0.994            150,289

   Van Kampen Enterprise Portfolio (11/99)                       2005        0.661            0.703            708,658
                                                                 2004        0.645            0.661            790,636
                                                                 2003        0.521            0.645            824,262
                                                                 2002        0.748            0.521            864,932
                                                                 2001        0.963            0.748          1,021,052
                                                                 2000        1.145            0.963            938,728
                                                                 1999        1.000            1.145              3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005        0.997            1.006            502,016
                                                                 2004        0.999            0.997          1,239,228
                                                                 2003        1.000            0.999             17,941

   Smith Barney Aggressive Growth Portfolio (11/99)              2005        1.247            1.373          7,607,140
                                                                 2004        1.150            1.247          8,349,729
                                                                 2003        0.867            1.150          8,530,069
                                                                 2002        1.306            0.867          8,140,330
                                                                 2001        1.381            1.306          7,173,627
                                                                 2000        1.210            1.381          3,423,105
                                                                 1999        1.000            1.210            302,417

   Smith Barney High Income Portfolio (11/99)                    2005        1.143            1.156          1,741,150
                                                                 2004        1.049            1.143          1,909,111
                                                                 2003        0.834            1.049          1,906,382
                                                                 2002        0.874            0.834          1,257,332
                                                                 2001        0.921            0.874          1,256,295

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                       YEAR        YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Smith Barney High Income Portfolio  (continued)               2000       1.016           0.921            595,882
                                                              1999       1.000           1.016             67,445

Smith Barney International All Cap Growth Portfolio (11/99)   2005       0.659           0.726            893,799
                                                              2004       0.567           0.659            957,103
                                                              2003       0.451           0.567          1,114,429
                                                              2002       0.615           0.451          1,305,001
                                                              2001       0.907           0.615          1,462,248
                                                              2000       1.206           0.907          1,570,420
                                                              1999       1.000           1.206            153,407

Smith Barney Large Cap Value Portfolio (11/99)                2005       0.983           1.032          2,239,948
                                                              2004       0.901           0.983          2,344,989
                                                              2003       0.716           0.901          2,519,109
                                                              2002       0.973           0.716          2,651,006
                                                              2001       1.075           0.973          2,587,784
                                                              2000       0.964           1.075          1,111,897
                                                              1999       1.000           0.964             93,179

Smith Barney Large Capitalization Growth Portfolio (11/99)    2005       0.922           0.956          4,245,781
                                                              2004       0.931           0.922          4,779,482
                                                              2003       0.640           0.931          4,986,323
                                                              2002       0.863           0.640          4,867,338
                                                              2001       1.000           0.863          5,072,444
                                                              2000       1.090           1.000          3,224,751
                                                              1999       1.000           1.090            175,985

Smith Barney Mid Cap Core Portfolio (11/99)                   2005       1.344           1.435          1,777,129
                                                              2004       1.234           1.344          1,938,516
                                                              2003       0.964           1.234          2,233,467
                                                              2002       1.209           0.964          2,303,022
                                                              2001       1.362           1.209          2,306,739
                                                              2000       1.171           1.362          1,266,016
                                                              1999       1.000           1.171             49,546

Smith Barney Money Market Portfolio (11/99)                   2005       1.060           1.075          1,894,054
                                                              2004       1.066           1.060          2,813,069
                                                              2003       1.074           1.066          3,392,033

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Money Market Portfolio  (continued)               2002        1.075           1.074          3,640,831
                                                                  2001        1.052           1.075          1,956,266
                                                                  2000        1.006           1.052            922,050
                                                                  1999        1.000           1.006            750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)             2005        0.710           0.756          2,636,468
                                                                  2004        0.673           0.710          2,862,877
                                                                  2003        0.536           0.673          3,368,026
                                                                  2002        0.805           0.536          3,542,735
                                                                  2001        1.191           0.805          4,206,215
                                                                  2000        1.344           1.191          3,409,800
                                                                  1999        1.000           1.344            237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)   2005        1.106           1.144            550,052
                                                                  2004        0.970           1.106            424,074
                                                                  2003        0.693           0.970            209,065
                                                                  2002        0.945           0.693            146,257
                                                                  2001        1.000           0.945             63,380

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)                2005        1.163           1.341          1,796,773
                                                                  2004        1.023           1.163          1,928,848
                                                                  2003        0.808           1.023          1,831,279
                                                                  2002        0.905           0.808          1,717,820
                                                                  2001        1.047           0.905          2,140,528
                                                                  2000        1.138           1.047          1,784,874
                                                                  1999        1.000           1.138            151,914

   Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.436           1.671            538,882
                                                                  2004        1.168           1.436            526,081
                                                                  2003        0.857           1.168            246,983
                                                                  2002        1.000           0.857             58,437

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                                 2005       1.128           1.314             2,782
                                                                    2004       0.958           1.128                 -
                                                                    2003       0.779           0.958                 -
                                                                    2002       0.877           0.779                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                   2005       0.801           0.834                 -
                                                                    2004       0.769           0.801                 -
                                                                    2003       0.624           0.769                 -
                                                                    2002       0.908           0.624                 -
                                                                    2001       1.000           0.908                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005       1.124           1.158               860
                                                                    2004       1.025           1.124               864
                                                                    2003       0.787           1.025               868
                                                                    2002       1.000           0.787                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005       0.783           0.886                 -
                                                                    2004       0.734           0.783            17,630
                                                                    2003       0.604           0.734            18,349
                                                                    2002       0.886           0.604            18,360
                                                                    2001       1.000           0.886            19,131

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005       1.120           1.258           235,355
                                                                    2004       1.002           1.120           181,927
                                                                    2003       0.752           1.002            76,683
                                                                    2002       0.894           0.752            75,028
                                                                    2001       1.000           0.894                 -

   Growth Fund - Class 2 Shares (11/99)                             2005       0.970           1.110           698,088
                                                                    2004       0.875           0.970           593,038
                                                                    2003       0.649           0.875           268,895
                                                                    2002       0.872           0.649           153,455
                                                                    2001       1.000           0.872            43,592

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                      2005       1.093           1.140            949,591
                                                                    2004       1.005           1.093            854,187
                                                                    2003       0.771           1.005            591,132
                                                                    2002       0.958           0.771            412,481
                                                                    2001       1.000           0.958            282,886

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)                 2005       1.634           1.725                  -
                                                                    2004       1.262           1.634                  -
                                                                    2003       0.956           1.262                  -
                                                                    2002       1.047           0.956                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005       1.209           1.312             21,130
                                                                    2004       1.074           1.209                  -
                                                                    2003       1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005       1.207           1.309                  -
                                                                    2004       1.068           1.207                  -
                                                                    2003       1.000           1.068                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005       0.984           1.035                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                          2005       0.971           1.002             48,638
                                                                    2004       0.884           0.971             41,181
                                                                    2003       0.654           0.884             28,472
                                                                    2002       0.931           0.654              8,988
                                                                    2001       1.000           0.931              8,988

   Mutual Shares Securities Fund - Class 2 Shares (6/02)            2005       1.155           1.258            147,492
                                                                    2004       1.041           1.155             95,267
                                                                    2003       0.844           1.041             20,308
                                                                    2002       1.000           0.844                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------------   ----    -------------    -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005        1.778            2.232             48,416
                                                                   2004        1.447            1.778             16,964
                                                                   2003        1.000            1.447              4,464

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005        1.092            1.185             64,761
                                                                   2004        0.935            1.092             61,429
                                                                   2003        0.718            0.935             26,203
                                                                   2002        0.895            0.718              8,848
                                                                   2001        1.000            0.895              8,848

   Templeton Growth Securities Fund - Class 2 Shares (7/02)        2005        1.177            1.263             79,885
                                                                   2004        1.030            1.177             17,824
                                                                   2003        0.791            1.030                  -
                                                                   2002        0.832            0.791                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                                  2005        1.003            1.030            279,720
                                                                   2004        0.936            1.003            287,355
                                                                   2003        0.763            0.936            202,023
                                                                   2002        0.939            0.763            116,078
                                                                   2001        1.000            0.939            107,026

   Diversified Strategic Income Portfolio (11/99)                  2005        1.191            1.203            119,950
                                                                   2004        1.133            1.191            120,223
                                                                   2003        1.029            1.133             25,126
                                                                   2002        0.996            1.029              9,724
                                                                   2001        1.000            0.996              5,300

   Equity Index Portfolio - Class II Shares (11/99)                2005        0.954            0.980              3,495
                                                                   2004        0.878            0.954             17,871
                                                                   2003        0.698            0.878             14,429
                                                                   2002        0.913            0.698             14,429
                                                                   2001        1.000            0.913             14,429

   Fundamental Value Portfolio (12/99)                             2005        1.034            1.068            895,841
                                                                   2004        0.970            1.034            901,250
                                                                   2003        0.710            0.970            720,355

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ----   -------------    -------------   ---------------
   Fundamental Value Portfolio  (continued)                   2002       0.916            0.710           671,634
                                                              2001       1.000            0.916           204,782

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)           2005       0.877            0.968           192,864
                                                              2004       0.739            0.877           217,020
                                                              2003       0.556            0.739           223,802
                                                              2002       0.786            0.556           171,434
                                                              2001       1.000            0.786            69,922

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)               2005       1.511            1.548             8,135
                                                              2004       1.335            1.511             8,512
                                                              2003       1.000            1.335                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                         2005       1.380            1.404             4,623
                                                              2004       1.244            1.380                 -
                                                              2003       1.000            1.244                 -

   Mid-Cap Value Portfolio (5/03)                             2005       1.538            1.640            63,086
                                                              2004       1.259            1.538           106,225
                                                              2003       1.000            1.259            21,310

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)        2005       1.124            1.130            41,010
                                                              2004       1.047            1.124            24,543
                                                              2003       1.000            1.047            16,532

   Total Return Portfolio - Administrative Class (5/01)       2005       1.197            1.208           263,610
                                                              2004       1.159            1.197           232,053
                                                              2003       1.120            1.159           146,666
                                                              2002       1.042            1.120            77,194
                                                              2001       1.000            1.042                 -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)   2005       0.779            0.823                 -
                                                              2004       0.735            0.779                 -
                                                              2003       0.565            0.735                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----    -------------   -------------   ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares  (continued)   2002        0.814           0.565                 -
                                                                    2001        1.000           0.814                 -

   Putnam VT International Equity Fund - Class IB Shares (5/01)     2005        1.055           1.167             7,540
                                                                    2004        0.922           1.055            11,446
                                                                    2003        0.728           0.922                 -
                                                                    2002        0.898           0.728                 -
                                                                    2001        1.000           0.898                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)          2005        1.520           1.603            27,484
                                                                    2004        1.223           1.520             9,788
                                                                    2003        0.829           1.223             9,041
                                                                    2002        1.030           0.829                 -
                                                                    2001        1.000           1.030                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                                   2005        1.015           1.041           171,375
                                                                    2004        0.952           1.015           179,686
                                                                    2003        0.695           0.952           166,580
                                                                    2002        0.941           0.695           116,360
                                                                    2001        1.000           0.941             2,440

   Investors Fund - Class I (11/99)                                 2005        1.000           1.049            60,504
                                                                    2004        0.920           1.000            54,527
                                                                    2003        0.705           0.920            53,797
                                                                    2002        0.931           0.705            10,871
                                                                    2001        1.000           0.931             7,772

   Small Cap Growth Fund - Class I (11/99)                          2005        0.999           1.032            18,257
                                                                    2004        0.881           0.999            17,350
                                                                    2003        0.601           0.881            57,663
                                                                    2002        0.934           0.601                 -
                                                                    2001        1.000           0.934                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                  2005        0.812           0.799             2,434
                                                                    2004        0.798           0.812             2,441

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)                2003      0.656           0.798                  -
                                                                        2002      0.900           0.656                  -
                                                                        2001      1.000           0.900                  -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)      2005      0.881           0.923                  -
                                                                        2004      0.869           0.881                  -
                                                                        2003      0.657           0.869                  -
                                                                        2002      0.911           0.657                  -
                                                                        2001      1.000           0.911                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)     2005      1.443           1.497            747,131
                                                                        2004      1.374           1.443            575,415
                                                                        2003      1.061           1.374            386,731
                                                                        2002      1.000           1.061                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                              2005      1.290           1.325            559,921
                                                                        2004      1.247           1.290            703,763
                                                                        2003      1.038           1.247             16,875
                                                                        2002      1.000           1.038                  -

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                              2005      1.512           1.587             30,598
                                                                        2004      1.392           1.512             17,052
                                                                        2003      1.074           1.392              8,661
                                                                        2002      1.000           1.074                  -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)   2005      1.429           1.457             85,574
                                                                        2004      1.359           1.429             85,601
                                                                        2003      1.069           1.359              7,342
                                                                        2002      1.000           1.069                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                            2005      0.885           0.948              6,701
                                                                        2004      0.844           0.885             33,843
                                                                        2003      0.662           0.844                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Capital Appreciation Portfolio  (continued)                     2002       0.883           0.662                 -
                                                                    2001       1.000           0.883                 -

Equity Income Portfolio (11/99)                                     2005       1.112           1.145            57,849
                                                                    2004       1.027           1.112            95,925
                                                                    2003       0.795           1.027            41,127
                                                                    2002       0.938           0.795                 -
                                                                    2001       1.000           0.938                 -

Large Cap Portfolio (11/99)                                         2005       0.864           0.925            33,921
                                                                    2004       0.823           0.864            48,492
                                                                    2003       0.670           0.823            31,951
                                                                    2002       0.881           0.670            14,572
                                                                    2001       1.000           0.881            14,572

Managed Allocation Series: Aggressive Portfolio (6/05)              2005       1.045           1.110                 -

Managed Allocation Series: Conservative Portfolio (5/05)            2005       1.000           1.021                 -

Managed Allocation Series: Moderate Portfolio (5/05)                2005       1.000           1.055                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)     2005       1.017           1.088                 -

Managed Allocation Series: Moderate-Conservative Portfolio (8/05)   2005       1.012           1.032                 -

Mercury Large Cap Core Portfolio (11/99)                            2005       0.869           0.959            38,686
                                                                    2004       0.761           0.869            51,080
                                                                    2003       0.637           0.761            28,327
                                                                    2002       0.864           0.637            28,338
                                                                    2001       1.000           0.864            19,312

MFS Emerging Growth Portfolio (11/99)                               2005       0.766           0.743                 -
                                                                    2004       0.689           0.766            49,788
                                                                    2003       0.542           0.689            50,505

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                 YEAR       YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------   ----   -------------    -------------    ---------------
MFS Emerging Growth Portfolio  (continued)              2002       0.836            0.542            50,516
                                                        2001       1.000            0.836           153,113

MFS Mid Cap Growth Portfolio (6/02)                     2005       0.835            0.848            37,031
                                                        2004       0.743            0.835                 -
                                                        2003       0.550            0.743                 -
                                                        2002       0.626            0.550                 -

MFS Total Return Portfolio (11/99)                      2005       1.147            1.163           312,021
                                                        2004       1.044            1.147           379,696
                                                        2003       0.910            1.044           209,447
                                                        2002       0.975            0.910           237,582
                                                        2001       1.000            0.975             9,192

MFS Value Portfolio (5/04)                              2005       1.121            1.176             1,563
                                                        2004       0.973            1.121                 -

Mondrian International Stock Portfolio (8/02)           2005       1.221            1.317            38,941
                                                        2004       1.071            1.221            15,306
                                                        2003       0.845            1.071            12,070
                                                        2002       0.846            0.845                 -

Pioneer Fund Portfolio (5/03)                           2005       1.331            1.390            30,616
                                                        2004       1.216            1.331            38,807
                                                        2003       1.000            1.216             1,661

Pioneer Mid Cap Value Portfolio (6/05)                  2005       1.000            1.040                 -

Pioneer Strategic Income Portfolio (5/04)               2005       1.095            1.118            22,480
                                                        2004       0.983            1.095             3,736

Strategic Equity Portfolio (11/99)                      2005       0.789            0.793            31,112
                                                        2004       0.727            0.789            45,959
                                                        2003       0.556            0.727            45,975
                                                        2002       0.850            0.556            44,777
                                                        2001       1.000            0.850            80,728

Style Focus Series: Small Cap Growth Portfolio (5/05)   2005       1.000            1.116                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                    NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR         YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------   ----    -------------    -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)          2005        1.005            1.112                 -

   Travelers Managed Income Portfolio (11/99)                    2005        1.098            1.097            83,144
                                                                 2004        1.084            1.098            77,673
                                                                 2003        1.015            1.084            72,610
                                                                 2002        1.008            1.015           379,957
                                                                 2001        1.000            1.008            13,390

   Van Kampen Enterprise Portfolio (11/99)                       2005        0.814            0.864             1,755
                                                                 2004        0.795            0.814             1,758
                                                                 2003        0.643            0.795                 -
                                                                 2002        0.923            0.643                 -
                                                                 2001        1.000            0.923            10,283

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005        0.996            1.004           104,652
                                                                 2004        0.999            0.996           138,011
                                                                 2003        1.000            0.999                 -

   Smith Barney Aggressive Growth Portfolio (11/99)              2005        0.870            0.957           704,991
                                                                 2004        0.803            0.870           717,090
                                                                 2003        0.606            0.803           488,926
                                                                 2002        0.913            0.606           371,106
                                                                 2001        1.000            0.913           182,759

   Smith Barney High Income Portfolio (11/99)                    2005        1.215            1.228           126,151
                                                                 2004        1.116            1.215           108,477
                                                                 2003        0.889            1.116            45,864
                                                                 2002        0.932            0.889                 -
                                                                 2001        1.000            0.932                 -

   Smith Barney International All Cap Growth Portfolio (11/99)   2005        0.883            0.972                 -
                                                                 2004        0.761            0.883                 -
                                                                 2003        0.606            0.761                 -
                                                                 2002        0.828            0.606                 -
                                                                 2001        1.000            0.828                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney Large Cap Value Portfolio (11/99)                 2005       0.914           0.958            17,876
                                                                  2004       0.838           0.914            17,876
                                                                  2003       0.667           0.838            17,876
                                                                  2002       0.908           0.667            17,876
                                                                  2001       1.000           0.908            17,876

   Smith Barney Large Capitalization Growth Portfolio (11/99)     2005       0.984           1.020           223,559
                                                                  2004       0.995           0.984           234,157
                                                                  2003       0.684           0.995           114,140
                                                                  2002       0.923           0.684            52,502
                                                                  2001       1.000           0.923            43,609

   Smith Barney Mid Cap Core Portfolio (11/99)                    2005       1.029           1.098            19,997
                                                                  2004       0.946           1.029            26,557
                                                                  2003       0.740           0.946            24,376
                                                                  2002       0.929           0.740            17,857
                                                                  2001       1.000           0.929            17,857

   Smith Barney Money Market Portfolio (11/99)                    2005       0.990           1.002            27,755
                                                                  2004       0.996           0.990            27,330
                                                                  2003       1.004           0.996            47,831
                                                                  2002       1.007           1.004            53,821
                                                                  2001       1.000           1.007            70,113

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)             2005       0.745           0.792            18,487
                                                                  2004       0.706           0.745            38,914
                                                                  2003       0.563           0.706            38,020
                                                                  2002       0.846           0.563            33,984
                                                                  2001       1.000           0.846           165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)   2005       1.093           1.129            47,718
                                                                  2004       0.959           1.093            20,115
                                                                  2003       0.686           0.959            27,453
                                                                  2002       0.937           0.686                 -
                                                                  2001       1.000           0.937                 -

                         CONDENSED FINANCIAL INFORMATION

                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                     YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)   2005       1.209           1.392              92,049
                                                     2004       1.064           1.209              97,482
                                                     2003       0.842           1.064              41,891
                                                     2002       0.943           0.842               3,134
                                                     2001       1.000           0.943             128,929

   Mid Cap Portfolio - Service Class 2 (5/02)        2005       1.432           1.665              47,224
                                                     2004       1.166           1.432              25,682
                                                     2003       0.856           1.166              13,063
                                                     2002       1.000           0.856                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                                 2005       1.127            1.311            13,286
                                                                    2004       0.957            1.127                 -
                                                                    2003       0.778            0.957                 -
                                                                    2002       0.877            0.778                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                   2005       0.779            0.810           310,831
                                                                    2004       0.748            0.779           298,359
                                                                    2003       0.607            0.748           473,826
                                                                    2002       0.884            0.607           359,471
                                                                    2001       1.000            0.884            82,267

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005       1.122            1.156            92,207
                                                                    2004       1.025            1.122           111,013
                                                                    2003       0.787            1.025            76,133
                                                                    2002       1.000            0.787            27,078

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005       0.663            0.749           928,297
                                                                    2004       0.621            0.663         1,056,112
                                                                    2003       0.511            0.621         1,149,526
                                                                    2002       0.751            0.511         1,363,047
                                                                    2001       0.924            0.751         1,490,271
                                                                    2000       1.127            0.924         1,121,509
                                                                    1999       1.000            1.127            99,866

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005       1.022            1.147         1,276,068
                                                                    2004       0.914            1.022         1,275,142
                                                                    2003       0.686            0.914         1,189,877
                                                                    2002       0.817            0.686         1,012,199
                                                                    2001       0.967            0.817           979,507
                                                                    2000       1.210            0.967           894,278
                                                                    1999       1.000            1.210            45,911

   Growth Fund - Class 2 Shares (11/99)                             2005       1.073            1.228         3,408,918
                                                                    2004       0.969            1.073         3,554,321
                                                                    2003       0.719            0.969         3,511,737

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----    -------------   -------------   ---------------
   Growth Fund - Class 2 Shares  (continued)                        2002        0.967           0.719          3,293,592
                                                                    2001        1.200           0.967          2,760,602
                                                                    2000        1.167           1.200          2,103,315
                                                                    1999        1.000           1.167            131,798

   Growth-Income Fund - Class 2 Shares (11/99)                      2005        1.270           1.324          2,638,969
                                                                    2004        1.169           1.270          2,607,605
                                                                    2003        0.896           1.169          2,496,903
                                                                    2002        1.115           0.896          2,302,002
                                                                    2001        1.104           1.115          1,629,102
                                                                    2000        1.039           1.104            898,869
                                                                    1999        1.000           1.039            303,426

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)                 2005        1.632           1.722              4,790
                                                                    2004        1.261           1.632                  -
                                                                    2003        0.956           1.261                  -
                                                                    2002        1.047           0.956                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005        1.208           1.311             35,224
                                                                    2004        1.074           1.208             26,210
                                                                    2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005        1.206           1.308             16,785
                                                                    2004        1.067           1.206             16,785
                                                                    2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005        0.984           1.034             44,370

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                          2005        0.868           0.895            768,986
                                                                    2004        0.790           0.868          1,095,424
                                                                    2003        0.585           0.790          1,130,463
                                                                    2002        0.833           0.585          1,301,515
                                                                    2001        0.998           0.833            712,665

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (continued)                                                      2000      1.215           0.998              613,514
                                                                    1999      1.000           1.215              113,599

   Mutual Shares Securities Fund - Class 2 Shares (6/02)            2005      1.153           1.256              314,362
                                                                    2004      1.040           1.153              289,908
                                                                    2003      0.844           1.040              114,927
                                                                    2002      1.000           0.844               10,215

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                           2005      1.776           2.229               95,280
                                                                    2004      1.446           1.776               75,339
                                                                    2003      1.000           1.446               45,169

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)       2005      1.079           1.171              584,912
                                                                    2004      0.925           1.079              597,048
                                                                    2003      0.710           0.925              618,363
                                                                    2002      0.886           0.710              599,032
                                                                    2001      1.071           0.886              644,881
                                                                    2000      1.114           1.071              417,144
                                                                    1999      1.000           1.114               68,217

   Templeton Growth Securities Fund - Class 2 Shares (7/02)         2005      1.176           1.260               23,480
                                                                    2004      1.029           1.176                    -
                                                                    2003      0.791           1.029                    -
                                                                    2002      0.831           0.791                    -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                                   2005      1.032           1.060            1,765,138
                                                                    2004      0.964           1.032            1,794,351
                                                                    2003      0.786           0.964            1,795,814
                                                                    2002      0.968           0.786            1,216,251
                                                                    2001      1.024           0.968              894,292
                                                                    2000      1.044           1.024              442,561
                                                                    1999      1.000           1.044               38,295

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                    NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                     YEAR         YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------   ---------------
   Diversified Strategic Income Portfolio (11/99)      2005        1.226            1.238            376,568
                                                       2004        1.166            1.226            572,079
                                                       2003        1.060            1.166            595,399
                                                       2002        1.027            1.060            494,056
                                                       2001        1.011            1.027            520,827
                                                       2000        0.999            1.011            204,937
                                                       1999        1.000            0.999             15,447

   Equity Index Portfolio - Class II Shares (11/99)    2005        0.857            0.880            542,873
                                                       2004        0.790            0.857            600,275
                                                       2003        0.628            0.790            687,394
                                                       2002        0.822            0.628            503,267
                                                       2001        0.952            0.822            336,668
                                                       2000        1.067            0.952            212,335
                                                       1999        1.000            1.067              9,761

   Fundamental Value Portfolio (12/99)                 2005        1.293            1.334          1,844,285
                                                       2004        1.214            1.293          2,035,648
                                                       2003        0.889            1.214          2,047,218
                                                       2002        1.147            0.889          1,802,184
                                                       2001        1.230            1.147          1,333,668
                                                       2000        1.037            1.230            363,590
                                                       1999        1.000            1.037              2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)    2005        0.446            0.492            351,881
                                                       2004        0.376            0.446            388,869
                                                       2003        0.283            0.376            691,034
                                                       2002        0.400            0.283            688,256
                                                       2001        0.673            0.400            977,403
                                                       2000        1.000            0.673            393,620

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)        2005        1.510            1.546              6,617
                                                       2004        1.334            1.510              9,917
                                                       2003        1.000            1.334              3,288

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                    NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR        YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----    -------------    -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                             2005        1.379            1.402           158,849
                                                                  2004        1.243            1.379           188,850
                                                                  2003        1.000            1.243            79,663

   Mid-Cap Value Portfolio (5/03)                                 2005        1.537            1.638           304,428
                                                                  2004        1.258            1.537           279,335
                                                                  2003        1.000            1.258            44,004

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)            2005        1.123            1.128           264,059
                                                                  2004        1.047            1.123           261,701
                                                                  2003        1.000            1.047            21,011

   Total Return Portfolio - Administrative Class (5/01)           2005        1.207            1.217         1,767,257
                                                                  2004        1.168            1.207         2,051,135
                                                                  2003        1.130            1.168         2,368,710
                                                                  2002        1.052            1.130         2,010,880
                                                                  2001        1.000            1.052           278,487

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)       2005        0.768            0.811             1,184
                                                                  2004        0.725            0.768                 -
                                                                  2003        0.558            0.725                 -
                                                                  2002        0.805            0.558            22,190
                                                                  2001        1.000            0.805             7,876

   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005        1.005            1.111           159,519
                                                                  2004        0.879            1.005           161,505
                                                                  2003        0.694            0.879           171,882
                                                                  2002        0.856            0.694           138,439
                                                                  2001        1.000            0.856            48,818

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005        1.602            1.689           279,275
                                                                  2004        1.289            1.602           268,729
                                                                  2003        0.875            1.289           321,040

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------   ----    -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares  (continued)     2002       1.087            0.875          334,827
                                                                     2001       1.000            1.087          122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                                    2005       1.299            1.331          742,521
                                                                     2004       1.218            1.299          776,123
                                                                     2003       0.890            1.218          834,515
                                                                     2002       1.206            0.890          879,355
                                                                     2001       1.202            1.206          481,406
                                                                     2000       1.033            1.202          143,927
                                                                     1999       1.000            1.033            1,992

   Investors Fund - Class I (11/99)                                  2005       1.182            1.240          558,878
                                                                     2004       1.088            1.182          681,190
                                                                     2003       0.835            1.088          555,621
                                                                     2002       1.102            0.835          524,906
                                                                     2001       1.168            1.102          503,746
                                                                     2000       1.029            1.168          114,196
                                                                     1999       1.000            1.029           28,784

   Small Cap Growth Fund - Class I (11/99)                           2005       1.280            1.322          137,486
                                                                     2004       1.129            1.280          156,421
                                                                     2003       0.770            1.129          151,638
                                                                     2002       1.198            0.770          131,224
                                                                     2001       1.312            1.198          127,611
                                                                     2000       1.141            1.312          152,125
                                                                     1999       1.000            1.141                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                   2005       0.805            0.791          131,516
                                                                     2004       0.791            0.805          131,703
                                                                     2003       0.650            0.791          131,894
                                                                     2002       0.893            0.650          156,270
                                                                     2001       1.000            0.893           17,631

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)   2005       0.863            0.903          178,519
                                                                     2004       0.852            0.863          180,108
                                                                     2003       0.644            0.852          197,660

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (continued)                                                          2002       0.894           0.644           208,158
                                                                        2001       1.000           0.894            82,304

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)     2005       1.442           1.494           374,323
                                                                        2004       1.373           1.442           374,328
                                                                        2003       1.061           1.373            85,870
                                                                        2002       1.000           1.061                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                              2005       1.289           1.323           310,154
                                                                        2004       1.246           1.289           273,927
                                                                        2003       1.038           1.246           153,494
                                                                        2002       1.000           1.038             8,043

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                              2005       1.510           1.584             6,055
                                                                        2004       1.391           1.510             6,055
                                                                        2003       1.074           1.391             6,060
                                                                        2002       1.000           1.074                 -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)   2005       1.427           1.455            25,286
                                                                        2004       1.358           1.427            38,020
                                                                        2003       1.069           1.358            25,286
                                                                        2002       1.000           1.069                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                            2005       0.864           0.925            56,499
                                                                        2004       0.824           0.864           115,641
                                                                        2003       0.647           0.824           126,065
                                                                        2002       0.863           0.647           133,039
                                                                        2001       1.000           0.863            69,934

   Equity Income Portfolio (11/99)                                      2005       1.185           1.219           553,949
                                                                        2004       1.095           1.185           569,818
                                                                        2003       0.848           1.095           528,737
                                                                        2002       1.001           0.848           436,367

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ----------------
Equity Income Portfolio  (continued)                                2001       1.089             1.001          331,110
                                                                    2000       1.013             1.089          136,422
                                                                    1999       1.000             1.013                -

Large Cap Portfolio (11/99)                                         2005       0.715             0.765          218,304
                                                                    2004       0.681             0.715          277,766
                                                                    2003       0.555             0.681          279,545
                                                                    2002       0.730             0.555          273,546
                                                                    2001       0.897             0.730          382,761
                                                                    2000       1.065             0.897          278,920
                                                                    1999       1.000             1.065            1,681

Managed Allocation Series: Aggressive Portfolio (6/05)              2005       1.045             1.110                -

Managed Allocation Series: Conservative Portfolio (5/05)            2005       1.000             1.021           28,295

Managed Allocation Series: Moderate Portfolio (5/05)                2005       1.000             1.055           27,687

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)     2005       1.017             1.088                -

Managed Allocation Series: Moderate-Conservative Portfolio (8/05)   2005       1.011             1.032                -

Mercury Large Cap Core Portfolio (11/99)                            2005       0.755             0.833          199,885
                                                                    2004       0.662             0.755          228,996
                                                                    2003       0.555             0.662          228,040
                                                                    2002       0.753             0.555          231,470
                                                                    2001       0.986             0.753          322,895
                                                                    2000       1.061             0.986          209,499
                                                                    1999       1.000             1.061            5,622

MFS Emerging Growth Portfolio (11/99)                               2005       0.647             0.627                -
                                                                    2004       0.583             0.647          764,768
                                                                    2003       0.458             0.583          943,023
                                                                    2002       0.708             0.458          925,633
                                                                    2001       1.126             0.708          917,344

                         CONDENSED FINANCIAL INFORMATION

                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                   YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------   ----   -------------   -------------   ---------------
MFS Emerging Growth Portfolio  (continued)      2000      1.432            1.126            572,200
                                                1999      1.000            1.432             15,369

MFS Mid Cap Growth Portfolio (6/02)             2005      0.834            0.846            564,075
                                                2004      0.742            0.834                  -
                                                2003      0.550            0.742                  -
                                                2002      0.626            0.550                  -

MFS Total Return Portfolio (11/99)              2005      1.326            1.345          2,400,193
                                                2004      1.209            1.326          2,459,645
                                                2003      1.053            1.209          2,856,766
                                                2002      1.129            1.053          2,037,079
                                                2001      1.147            1.129          1,935,839
                                                2000      0.999            1.147            850,618
                                                1999      1.000            0.999                442

MFS Value Portfolio (5/04)                      2005      1.121            1.175             41,537
                                                2004      0.973            1.121                  -

Mondrian International Stock Portfolio (8/02)   2005      1.219            1.315              5,780
                                                2004      1.070            1.219             21,362
                                                2003      0.845            1.070              4,455
                                                2002      0.845            0.845                  -

Pioneer Fund Portfolio (5/03)                   2005      1.330            1.388                  -
                                                2004      1.216            1.330                  -
                                                2003      1.000            1.216                  -

Pioneer Mid Cap Value Portfolio (6/05)          2005      1.000            1.040                  -

Pioneer Strategic Income Portfolio (5/04)       2005      1.094            1.117                  -
                                                2004      0.983            1.094                  -

Strategic Equity Portfolio (11/99)              2005      0.720            0.723          1,196,877
                                                2004      0.663            0.720          1,323,337
                                                2003      0.508            0.663          1,402,850
                                                2002      0.777            0.508          1,577,020
                                                2001      0.911            0.777          1,693,080
                                                2000      1.132            0.911          1,230,540
                                                1999      1.000            1.132            108,285

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                     NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------------   ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)         2005        1.000            1.115                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)          2005        1.005            1.111                     -

   Travelers Managed Income Portfolio (11/99)                    2005        1.207            1.205               450,544
                                                                 2004        1.192            1.207               866,887
                                                                 2003        1.116            1.192             1,221,287
                                                                 2002        1.109            1.116             2,076,038
                                                                 2001        1.056            1.109             3,161,019
                                                                 2000        1.000            1.056               104,706
                                                                 2000        0.994            1.000                     -
                                                                 1999        1.000            0.994                 2,457

   Van Kampen Enterprise Portfolio (11/99)                       2005        0.656            0.696               591,510
                                                                 2004        0.641            0.656               621,295
                                                                 2003        0.519            0.641               629,942
                                                                 2002        0.746            0.519               707,572
                                                                 2001        0.962            0.746               863,697
                                                                 2000        1.144            0.962               839,108
                                                                 1999        1.000            1.144                 3,773

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005        0.995            1.003                 3,362
                                                                 2004        0.999            0.995                     -
                                                                 2003        1.000            0.999                     -

   Smith Barney Aggressive Growth Portfolio (11/99)              2005        1.238            1.361             2,695,119
                                                                 2004        1.143            1.238             2,997,390
                                                                 2003        0.863            1.143             3,306,728
                                                                 2002        1.302            0.863             3,140,427
                                                                 2001        1.378            1.302             2,715,298
                                                                 2000        1.209            1.378             1,521,381
                                                                 1999        1.000            1.209               237,187

   Smith Barney High Income Portfolio (11/99)                    2005        1.134            1.146             1,177,670
                                                                 2004        1.043            1.134             1,294,866
                                                                 2003        0.830            1.043             1,485,267
                                                                 2002        0.872            0.830             1,089,942

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney High Income Portfolio  (continued)                    2001        0.920            0.872           1,070,312
                                                                       2000        1.016            0.920             760,503
                                                                       1999        1.000            1.016             113,822

    Smith Barney International All Cap Growth Portfolio (11/99)        2005        0.654            0.719             299,628
                                                                       2004        0.563            0.654             321,069
                                                                       2003        0.449            0.563             348,478
                                                                       2002        0.613            0.449             434,562
                                                                       2001        0.905            0.613             504,289
                                                                       2000        1.206            0.905             412,850
                                                                       1999        1.000            1.206              31,135

    Smith Barney Large Cap Value Portfolio (11/99)                     2005        0.975            1.023           1,093,347
                                                                       2004        0.895            0.975           1,245,130
                                                                       2003        0.713            0.895           1,322,176
                                                                       2002        0.970            0.713           1,435,592
                                                                       2001        1.073            0.970           1,408,719
                                                                       2000        0.964            1.073             692,437
                                                                       1999        1.000            0.964             107,886

    Smith Barney Large Capitalization Growth Portfolio (11/99)         2005        0.914            0.947           2,215,937
                                                                       2004        0.925            0.914           2,446,179
                                                                       2003        0.637            0.925           2,553,696
                                                                       2002        0.860            0.637           2,509,706
                                                                       2001        0.998            0.860           2,611,474
                                                                       2000        1.090            0.998           1,993,825
                                                                       1999        1.000            1.090             110,096

    Smith Barney Mid Cap Core Portfolio (11/99)                        2005        1.333            1.422             717,224
                                                                       2004        1.226            1.333             892,391
                                                                       2003        0.960            1.226           1,034,561
                                                                       2002        1.205            0.960           1,002,964
                                                                       2001        1.360            1.205             794,981
                                                                       2000        1.171            1.360             602,755
                                                                       1999        1.000            1.171              19,386

    Smith Barney Money Market Portfolio (11/99)                        2005        1.052            1.065             725,537
                                                                       2004        1.059            1.052             698,186

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney Money Market Portfolio  (continued)                   2003        1.069            1.059           1,074,514
                                                                       2002        1.072            1.069           2,345,845
                                                                       2001        1.050            1.072           2,726,939
                                                                       2000        1.005            1.050             178,779
                                                                       1999        1.000            1.005              50,000

Van Kampen Life Investment Trust

    Emerging Growth Portfolio - Class I Shares (11/99)                 2005        0.704            0.749             900,444
                                                                       2004        0.668            0.704           1,137,577
                                                                       2003        0.533            0.668           1,166,632
                                                                       2002        0.802            0.533           1,338,397
                                                                       2001        1.189            0.802           1,351,840
                                                                       2000        1.344            1.189             895,350
                                                                       1999        1.000            1.344             116,490

Variable Annuity Portfolios

    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2005        1.100            1.136              68,352
                                                                       2004        0.966            1.100              60,942
                                                                       2003        0.691            0.966              63,365
                                                                       2002        0.944            0.691              51,956
                                                                       2001        1.000            0.944                   -

Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class (11/99)                    2005        1.154            1.328             730,969
                                                                       2004        1.017            1.154             703,402
                                                                       2003        0.804            1.017             543,203
                                                                       2002        0.902            0.804             494,264
                                                                       2001        1.045            0.902             457,948
                                                                       2000        1.138            1.045             243,383
                                                                       1999        1.000            1.138                 700

    Mid Cap Portfolio - Service Class 2 (5/02)                         2005        1.430            1.662             179,659
                                                                       2004        1.165            1.430             115,758
                                                                       2003        0.856            1.165              66,472
                                                                       2002        1.000            0.856              27,894

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                   2005        1.125            1.309                  -
                                                                       2004        0.957            1.125                  -
                                                                       2003        0.778            0.957                  -
                                                                       2002        0.877            0.778                  -

AIM Variable Insurance Funds

    AIM V.I. Premier Equity Fund - Series I (5/01)                     2005        0.798            0.830             13,599
                                                                       2004        0.767            0.798             13,599
                                                                       2003        0.623            0.767             13,599
                                                                       2002        0.907            0.623             13,022
                                                                       2001        1.000            0.907                  -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)     2005        1.121            1.153             17,722
                                                                       2004        1.024            1.121             17,722
                                                                       2003        0.787            1.024             17,723
                                                                       2002        1.000            0.787                  -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)     2005        0.780            0.882             43,618
                                                                       2004        0.732            0.780             43,618
                                                                       2003        0.603            0.732             43,618
                                                                       2002        0.886            0.603             43,618
                                                                       2001        1.000            0.886             10,142

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                        2005        1.116            1.253            112,533
                                                                       2004        0.999            1.116            107,763
                                                                       2003        0.750            0.999            106,944
                                                                       2002        0.893            0.750             97,492
                                                                       2001        1.000            0.893                  -

    Growth Fund - Class 2 Shares (11/99)                               2005        0.966            1.105            315,551
                                                                       2004        0.873            0.966            322,279
                                                                       2003        0.648            0.873            285,805
                                                                       2002        0.872            0.648            180,760
                                                                       2001        1.000            0.872             66,167

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Growth-Income Fund - Class 2 Shares (11/99)                        2005        1.089            1.135            216,172
                                                                       2004        1.003            1.089            236,280
                                                                       2003        0.770            1.003            236,279
                                                                       2002        0.958            0.770            180,505
                                                                       2001        1.000            0.958             10,234

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                   2005        1.629            1.719                  -
                                                                       2004        1.260            1.629                  -
                                                                       2003        0.955            1.260                  -
                                                                       2002        1.047            0.955                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)            2005        1.207            1.309                  -
                                                                       2004        1.074            1.207                  -
                                                                       2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005        1.205            1.306              6,363
                                                                       2004        1.067            1.205                  -
                                                                       2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)           2005        0.984            1.034                  -

    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (11/99)                                                   2005        0.967            0.998             75,099
                                                                       2004        0.882            0.967             75,109
                                                                       2003        0.653            0.882             75,119
                                                                       2002        0.930            0.653             43,880
                                                                       2001        1.000            0.930              1,505

    Mutual Shares Securities Fund - Class 2 Shares (6/02)              2005        1.152            1.253             15,722
                                                                       2004        1.039            1.152             22,649
                                                                       2003        0.844            1.039             18,273
                                                                       2002        1.000            0.844                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                    2005        1.775            2.226              3,254
                                                                       2004        1.446            1.775                  -
                                                                       2003        1.000            1.446                  -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005        1.088            1.180             23,484
                                                                       2004        0.933            1.088             10,214
                                                                       2003        0.717            0.933             10,221
                                                                       2002        0.894            0.717                  -
                                                                       2001        1.000            0.894                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)           2005        1.174            1.258                  -
                                                                       2004        1.028            1.174                  -
                                                                       2003        0.791            1.028                  -
                                                                       2002        0.831            0.791                  -

Greenwich Street Series Fund

    Appreciation Portfolio (11/99)                                     2005        0.999            1.026            102,325
                                                                       2004        0.933            0.999            100,792
                                                                       2003        0.761            0.933             99,884
                                                                       2002        0.938            0.761             68,248
                                                                       2001        1.000            0.938                  -

    Diversified Strategic Income Portfolio (11/99)                     2005        1.187            1.198              8,614
                                                                       2004        1.130            1.187              8,623
                                                                       2003        1.027            1.130              8,632
                                                                       2002        0.996            1.027              2,571
                                                                       2001        1.000            0.996              2,178

    Equity Index Portfolio - Class II Shares (11/99)                   2005        0.951            0.975              3,641
                                                                       2004        0.876            0.951              3,581
                                                                       2003        0.697            0.876              2,474
                                                                       2002        0.912            0.697                  -
                                                                       2001        1.000            0.912                  -

    Fundamental Value Portfolio (12/99)                                2005        1.031            1.063            197,224
                                                                       2004        0.968            1.031            226,196
                                                                       2003        0.709            0.968            224,915

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Fundamental Value Portfolio  (continued)                           2002        0.916        0.709                212,166
                                                                       2001        1.000        0.916                 99,153

Janus Aspen Series

    Mid Cap Growth Portfolio - Service Shares (5/00)                   2005        0.874        0.963                      -
                                                                       2004        0.737        0.874                      -
                                                                       2003        0.556        0.737                      -
                                                                       2002        0.785        0.556                      -
                                                                       2001        1.000        0.785                      -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                       2005        1.508        1.544                      -
                                                                       2004        1.334        1.508                      -
                                                                       2003        1.000        1.334                      -

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                                 2005        1.378        1.400                      -
                                                                       2004        1.243        1.378                      -
                                                                       2003        1.000        1.243                      -

    Mid-Cap Value Portfolio (5/03)                                     2005        1.536        1.636                  1,138
                                                                       2004        1.258        1.536                  1,142
                                                                       2003        1.000        1.258                  1,147

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)                2005        1.122        1.127                      -
                                                                       2004        1.046        1.122                      -
                                                                       2003        1.000        1.046                      -

    Total Return Portfolio - Administrative Class (5/01)               2005        1.193        1.203                 81,691
                                                                       2004        1.156        1.193                 72,468
                                                                       2003        1.118        1.156                 65,570
                                                                       2002        1.042        1.118                 23,066
                                                                       2001        1.000        1.042                      -

Putnam Variable Trust

    Putnam VT Discovery Growth Fund - Class IB Shares (6/01)           2005        0.776        0.819                 12,155
                                                                       2004        0.733        0.776                 12,155
                                                                       2003        0.564        0.733                 12,155

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Putnam VT Discovery Growth Fund - Class IB Shares  (continued)     2002        0.814            0.564             12,155
                                                                       2001        1.000            0.814                  -

    Putnam VT International Equity Fund - Class IB Shares (5/01)       2005        1.052            1.161             30,470
                                                                       2004        0.920            1.052             30,473
                                                                       2003        0.727            0.920             30,477
                                                                       2002        0.897            0.727              2,928
                                                                       2001        1.000            0.897              1,482

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005        1.515            1.596              7,013
                                                                       2004        1.220            1.515              2,755
                                                                       2003        0.828            1.220              2,757
                                                                       2002        1.029            0.828              2,760
                                                                       2001        1.000            1.029                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                     2005        1.012            1.036             55,930
                                                                       2004        0.949            1.012             55,930
                                                                       2003        0.694            0.949             55,930
                                                                       2002        0.941            0.694             55,930
                                                                       2001        1.000            0.941             39,375

    Investors Fund - Class I (11/99)                                   2005        0.996            1.045            118,165
                                                                       2004        0.917            0.996            116,628
                                                                       2003        0.704            0.917            115,705
                                                                       2002        0.930            0.704            105,018
                                                                       2001        1.000            0.930              4,791

    Small Cap Growth Fund - Class I (11/99)                            2005        0.996            1.028             14,195
                                                                       2004        0.879            0.996             14,210
                                                                       2003        0.600            0.879             14,228
                                                                       2002        0.933            0.600              8,914
                                                                       2001        1.000            0.933              3,129

Smith Barney Investment Series

    Smith Barney Dividend Strategy Portfolio (5/01)                    2005        0.809            0.795             13,873
                                                                       2004        0.796            0.809             13,873

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney Dividend Strategy Portfolio  (continued)              2003        0.655            0.796            13,873
                                                                       2002        0.899            0.655            13,873
                                                                       2001        1.000            0.899                 -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)    2005        0.878            0.919                 -
                                                                       2004        0.867            0.878                 -
                                                                       2003        0.656            0.867                 -
                                                                       2002        0.911            0.656                 -
                                                                       2001        1.000            0.911                 -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth and
    Value (10/02)                                                      2005        1.440            1.492            19,714
                                                                       2004        1.372            1.440            42,575
                                                                       2003        1.061            1.372            38,332
                                                                       2002        1.000            1.061                 -

    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                      2005        1.287            1.321                 -
                                                                       2004        1.245            1.287                 -
                                                                       2003        1.038            1.245                 -
                                                                       2002        1.000            1.038                 -

    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                      2005        1.508            1.582                 -
                                                                       2004        1.390            1.508                 -
                                                                       2003        1.074            1.390                 -
                                                                       2002        1.000            1.074                 -

    Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                                       2005        1.425            1.453                 -
                                                                       2004        1.357            1.425            23,084
                                                                       2003        1.069            1.357            23,084
                                                                       2002        1.000            1.069                 -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                          2005        0.882            0.944                 -
                                                                       2004        0.842            0.882                 -
                                                                       2003        0.661            0.842                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    AIM Capital Appreciation Portfolio  (continued)                    2002        0.883            0.661                  -
                                                                       2001        1.000            0.883                  -

    Equity Income Portfolio (11/99)                                    2005        1.108            1.139             50,242
                                                                       2004        1.025            1.108             50,242
                                                                       2003        0.794            1.025             50,242
                                                                       2002        0.937            0.794             31,990
                                                                       2001        1.000            0.937                  -

    Large Cap Portfolio (11/99)                                        2005        0.861            0.921             66,809
                                                                       2004        0.821            0.861             66,825
                                                                       2003        0.669            0.821             34,230
                                                                       2002        0.881            0.669                  -
                                                                       2001        1.000            0.881                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)             2005        1.045            1.110                  -

    Managed Allocation Series: Conservative Portfolio (5/05)           2005        1.000            1.021                  -

    Managed Allocation Series: Moderate Portfolio (5/05)               2005        1.000            1.055                  -

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                   2005        1.017            1.088                  -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                   2005        1.011            1.031                  -

    Mercury Large Cap Core Portfolio (11/99)                           2005        0.865            0.954             41,110
                                                                       2004        0.759            0.865             41,110
                                                                       2003        0.636            0.759             41,110
                                                                       2002        0.864            0.636             41,110
                                                                       2001        1.000            0.864              5,157

    MFS Emerging Growth Portfolio (11/99)                              2005        0.763            0.740                  -
                                                                       2004        0.688            0.763                  -
                                                                       2003        0.541            0.688                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    MFS Emerging Growth Portfolio  (continued)                         2002        0.836            0.541                  -
                                                                       2001        1.000            0.836                  -

    MFS Mid Cap Growth Portfolio (6/02)                                2005        0.833            0.845                  -
                                                                       2004        0.741            0.833                  -
                                                                       2003        0.550            0.741                  -
                                                                       2002        0.626            0.550                  -

    MFS Total Return Portfolio (11/99)                                 2005        1.143            1.158             98,576
                                                                       2004        1.042            1.143            100,543
                                                                       2003        0.908            1.042            103,218
                                                                       2002        0.974            0.908             67,819
                                                                       2001        1.000            0.974              4,530

    MFS Value Portfolio (5/04)                                         2005        1.121            1.174                  -
                                                                       2004        0.973            1.121                  -

    Mondrian International Stock Portfolio (8/02)                      2005        1.217            1.312                  -
                                                                       2004        1.069            1.217                  -
                                                                       2003        0.844            1.069                  -
                                                                       2002        0.845            0.844                  -

    Pioneer Fund Portfolio (5/03)                                      2005        1.329            1.386                  -
                                                                       2004        1.215            1.329                  -
                                                                       2003        1.000            1.215                  -

    Pioneer Mid Cap Value Portfolio (6/05)                             2005        1.000            1.039                  -

    Pioneer Strategic Income Portfolio (5/04)                          2005        1.094            1.116                  -
                                                                       2004        0.983            1.094                  -

    Strategic Equity Portfolio (11/99)                                 2005        0.786            0.789                  -
                                                                       2004        0.725            0.786                  -
                                                                       2003        0.556            0.725                  -
                                                                       2002        0.850            0.556                  -
                                                                       2001        1.000            0.850             33,901

    Style Focus Series: Small Cap Growth Portfolio (5/05)              2005        1.000            1.115                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Style Focus Series: Small Cap Value Portfolio (5/05)               2005        1.005            1.111                  -

    Travelers Managed Income Portfolio (11/99)                         2005        1.094            1.092             18,658
                                                                       2004        1.081            1.094             18,670
                                                                       2003        1.013            1.081             18,683
                                                                       2002        1.007            1.013                  -
                                                                       2001        1.000            1.007                  -

    Van Kampen Enterprise Portfolio (11/99)                            2005        0.811            0.860                  -
                                                                       2004        0.793            0.811                  -
                                                                       2003        0.642            0.793                  -
                                                                       2002        0.923            0.642                  -
                                                                       2001        1.000            0.923                  -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005        0.994            1.002                  -
                                                                       2004        0.999            0.994                  -
                                                                       2003        1.000            0.999                  -

    Smith Barney Aggressive Growth Portfolio (11/99)                   2005        0.867            0.952            223,552
                                                                       2004        0.801            0.867            246,654
                                                                       2003        0.605            0.801            241,408
                                                                       2002        0.913            0.605            202,828
                                                                       2001        1.000            0.913             72,089

    Smith Barney High Income Portfolio (11/99)                         2005        1.210            1.222             36,408
                                                                       2004        1.114            1.210             31,890
                                                                       2003        0.887            1.114             31,104
                                                                       2002        0.932            0.887                  -
                                                                       2001        1.000            0.932                  -

    Smith Barney International All Cap Growth Portfolio (11/99)        2005        0.880            0.968                  -
                                                                       2004        0.759            0.880                  -
                                                                       2003        0.605            0.759                  -
                                                                       2002        0.827            0.605                  -
                                                                       2001        1.000            0.827                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney Large Cap Value Portfolio (11/99)                     2005        0.910            0.954             28,354
                                                                       2004        0.836            0.910             28,354
                                                                       2003        0.666            0.836             28,354
                                                                       2002        0.907            0.666             28,354
                                                                       2001        1.000            0.907                  -

    Smith Barney Large Capitalization Growth Portfolio (11/99)         2005        0.980            1.015             82,581
                                                                       2004        0.992            0.980             80,922
                                                                       2003        0.683            0.992             80,075
                                                                       2002        0.923            0.683             50,365
                                                                       2001        1.000            0.923             17,814

    Smith Barney Mid Cap Core Portfolio (11/99)                        2005        1.025            1.093            110,014
                                                                       2004        0.943            1.025            110,029
                                                                       2003        0.739            0.943            107,357
                                                                       2002        0.928            0.739             88,382
                                                                       2001        1.000            0.928              3,154

    Smith Barney Money Market Portfolio (11/99)                        2005        0.986            0.998             76,214
                                                                       2004        0.993            0.986             76,214
                                                                       2003        1.003            0.993             76,215
                                                                       2002        1.006            1.003            107,986
                                                                       2001        1.000            1.006             42,034

Van Kampen Life Investment Trust

    Emerging Growth Portfolio - Class I Shares (11/99)                 2005        0.742            0.788             54,264
                                                                       2004        0.704            0.742             56,189
                                                                       2003        0.562            0.704             58,238
                                                                       2002        0.846            0.562             60,634
                                                                       2001        1.000            0.846             41,025

Variable Annuity Portfolios

    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2005        1.089            1.124             23,213
                                                                       2004        0.957            1.089             23,540
                                                                       2003        0.685            0.957             22,095
                                                                       2002        0.936            0.685              3,458
                                                                       2001        1.000            0.936                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class (11/99)                    2005        1.205            1.386             28,491
                                                                       2004        1.061            1.205             13,658
                                                                       2003        0.840            1.061             13,658
                                                                       2002        0.943            0.840             13,658
                                                                       2001        1.000            0.943                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                         2005        1.428            1.659             20,268
                                                                       2004        1.164            1.428             11,743
                                                                       2003        0.856            1.164             10,595
                                                                       2002        1.000            0.856              4,102



                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                   2005        1.348            1.567                 -
                                                                       2004        1.147            1.348                 -
                                                                       2003        1.000            1.147                 -

AIM Variable Insurance Funds

    AIM V.I. Premier Equity Fund - Series I (5/01)                     2005        1.159            1.204                 -
                                                                       2004        1.114            1.159                 -
                                                                       2003        1.000            1.114                 -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)     2005        1.227            1.263             8,872

                                                                       2004        1.122            1.227             8,872
                                                                       2003        1.000            1.122                 -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)     2005        1.167            1.318                 -
                                                                       2004        1.095            1.167                 -
                                                                       2003        1.000            1.095                 -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                        2005        1.328            1.490            20,310
                                                                       2004        1.189            1.328             2,250
                                                                       2003        1.000            1.189             2,250

    Growth Fund - Class 2 Shares (11/99)                               2005        1.274            1.456            80,074
                                                                       2004        1.151            1.274            45,903
                                                                       2003        1.000            1.151             8,969

    Growth-Income Fund - Class 2 Shares (11/99)                        2005        1.247            1.298            53,706
                                                                       2004        1.149            1.247            40,061
                                                                       2003        1.000            1.149            13,704

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                   2005        1.480            1.560                 -
                                                                       2004        1.145            1.480                 -
                                                                       2003        1.000            1.145                 -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)            2005        1.207            1.308                 -
                                                                       2004        1.074            1.207                 -
                                                                       2003        0.996            1.074                 -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005        1.205            1.305            23,564
                                                                       2004        1.067            1.205            23,566
                                                                       2003        1.016            1.067                 -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)           2005        0.984            1.034                 -

    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (11/99)                                                   2005        1.310            1.350             8,300
                                                                       2004        1.194            1.310             8,300
                                                                       2003        1.000            1.194                 -

    Mutual Shares Securities Fund - Class 2 Shares (6/02)              2005        1.240            1.348            20,440
                                                                       2004        1.119            1.240             1,424
                                                                       2003        1.000            1.119                 -

    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                    2005        1.552            1.945            14,717
                                                                       2004        1.265            1.552                 -
                                                                       2003        1.000            1.265                 -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005        1.373            1.488            20,764
                                                                       2004        1.177            1.373            20,764
                                                                       2003        1.000            1.177             2,264

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Growth Securities Fund - Class 2 Shares (7/02)           2005        1.327            1.422                 -
                                                                       2004        1.163            1.327                 -
                                                                       2003        1.000            1.163                 -

Greenwich Street Series Fund

    Appreciation Portfolio (11/99)                                     2005        1.200            1.231            65,339
                                                                       2004        1.121            1.200            65,346
                                                                       2003        1.000            1.121                 -

    Diversified Strategic Income Portfolio (11/99)                     2005        1.112            1.122            20,119
                                                                       2004        1.059            1.112            20,119
                                                                       2003        1.000            1.059             4,821

    Equity Index Portfolio - Class II Shares (11/99)                   2005        1.227            1.258                 -
                                                                       2004        1.132            1.227                 -
                                                                       2003        1.000            1.132                 -

    Fundamental Value Portfolio (12/99)                                2005        1.246            1.284            18,906
                                                                       2004        1.171            1.246            19,082
                                                                       2003        1.000            1.171             8,914

Janus Aspen Series

    Mid Cap Growth Portfolio - Service Shares (5/00)                   2005        1.355            1.493             8,559
                                                                       2004        1.144            1.355             8,759
                                                                       2003        1.000            1.144            10,247

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                       2005        1.328            1.358                 -
                                                                       2004        1.175            1.328                 -
                                                                       2003        1.000            1.175                 -

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                                 2005        1.266            1.285            19,273
                                                                       2004        1.142            1.266                 -
                                                                       2003        1.000            1.142                 -

    Mid-Cap Value Portfolio (5/03)                                     2005        1.413            1.504            17,042
                                                                       2004        1.158            1.413             2,357
                                                                       2003        1.000            1.158             2,357

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)                2005        1.122            1.127            16,226
                                                                       2004        1.048            1.122            16,081
                                                                       2003        1.000            1.048            14,532

    Total Return Portfolio - Administrative Class (5/01)               2005        1.059            1.067            10,467
                                                                       2004        1.026            1.059            10,318
                                                                       2003        1.000            1.026                 -

Putnam Variable Trust

    Putnam VT Discovery Growth Fund - Class IB Shares (6/01)           2005        1.194            1.259                 -
                                                                       2004        1.128            1.194                 -
                                                                       2003        1.000            1.128                 -

    Putnam VT International Equity Fund - Class IB Shares (5/01)       2005        1.351            1.491                 -
                                                                       2004        1.182            1.351                 -
                                                                       2003        1.000            1.182                 -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005        1.537            1.619             2,258
                                                                       2004        1.238            1.537             2,258
                                                                       2003        1.000            1.238             2,258

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                     2005        1.248            1.278             7,436
                                                                       2004        1.172            1.248             7,611
                                                                       2003        1.000            1.172             8,908

    Investors Fund - Class I (11/99)                                   2005        1.247            1.307             1,441
                                                                       2004        1.149            1.247             1,401
                                                                       2003        1.000            1.149                 -

    Small Cap Growth Fund - Class I (11/99)                            2005        1.402            1.447             7,863
                                                                       2004        1.239            1.402             7,863
                                                                       2003        1.000            1.239                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Smith Barney Investment Series

    Smith Barney Dividend Strategy Portfolio (5/01)                    2005        1.122            1.101             10,415
                                                                       2004        1.103            1.122             10,415
                                                                       2003        1.000            1.103                  -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)    2005        1.167            1.220                  -
                                                                       2004        1.153            1.167                  -
                                                                       2003        1.000            1.153                  -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth and
    Value (10/02)                                                      2005        1.186            1.228             37,469
                                                                       2004        1.131            1.186            128,807
                                                                       2003        1.000            1.131             54,893

    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                      2005        1.127            1.155                  -
                                                                       2004        1.091            1.127                  -
                                                                       2003        1.000            1.091                  -

    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                      2005        1.238            1.298                  -
                                                                       2004        1.142            1.238                  -
                                                                       2003        1.000            1.142                  -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                      2005        1.180            1.202                  -
                                                                       2004        1.124            1.180                  -
                                                                       2003        1.000            1.124                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                          2005        1.193            1.276              9,975
                                                                       2004        1.138            1.193              9,975
                                                                       2003        1.000            1.138                  -

    Equity Income Portfolio (11/99)                                    2005        1.226            1.260             31,418
                                                                       2004        1.134            1.226                  -
                                                                       2003        1.000            1.134                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Large Cap Portfolio (11/99)                                        2005        1.179            1.260                  -
                                                                       2004        1.125            1.179                  -
                                                                       2003        1.000            1.125                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)             2005        1.045            1.109                  -

    Managed Allocation Series: Conservative Portfolio (5/05)           2005        1.000            1.020                  -

    Managed Allocation Series: Moderate Portfolio (5/05)               2005        1.000            1.054                  -

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005        1.017            1.087                  -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                   2005        1.011            1.031                  -

    Mercury Large Cap Core Portfolio (11/99)                           2005        1.244            1.371                  -
                                                                       2004        1.091            1.244                  -
                                                                       2003        1.000            1.091                  -

    MFS Emerging Growth Portfolio (11/99)                              2005        1.228            1.191                  -
                                                                       2004        1.107            1.228                  -
                                                                       2003        1.000            1.107                  -

    MFS Mid Cap Growth Portfolio (6/02)                                2005        1.272            1.290                  -
                                                                       2004        1.134            1.272                  -
                                                                       2003        1.000            1.134                  -

    MFS Total Return Portfolio (11/99)                                 2005        1.185            1.200             47,400
                                                                       2004        1.080            1.185             15,424
                                                                       2003        1.000            1.080             16,798

    MFS Value Portfolio (5/04)                                         2005        1.120            1.173             18,198
                                                                       2004        0.973            1.120                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mondrian International Stock Portfolio (8/02)                      2005        1.321            1.423                  -
                                                                       2004        1.160            1.321                  -
                                                                       2003        1.000            1.160                  -

    Pioneer Fund Portfolio (5/03)                                      2005        1.234            1.286                  -
                                                                       2004        1.129            1.234                  -
                                                                       2003        1.000            1.129                  -

    Pioneer Mid Cap Value Portfolio (6/05)                             2005        1.000            1.039                  -

    Pioneer Strategic Income Portfolio (5/04)                          2005        1.094            1.115                  -
                                                                       2004        0.983            1.094                  -

    Strategic Equity Portfolio (11/99)                                 2005        1.213            1.217                  -
                                                                       2004        1.118            1.213                  -
                                                                       2003        1.000            1.118                  -

    Style Focus Series: Small Cap Growth Portfolio (5/05)              2005        1.000            1.115                  -

    Style Focus Series: Small Cap Value Portfolio (5/05)               2005        1.005            1.111                  -

    Travelers Managed Income Portfolio (11/99)                         2005        1.043            1.040             18,671
                                                                       2004        1.031            1.043              1,859
                                                                       2003        1.000            1.031                  -

    Van Kampen Enterprise Portfolio (11/99)                            2005        1.155            1.225                  -
                                                                       2004        1.130            1.155                  -
                                                                       2003        1.000            1.130                  -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005        0.994            1.001             31,450
                                                                       2004        0.999            0.994             31,456
                                                                       2003        1.000            0.999                  -

    Smith Barney Aggressive Growth Portfolio (11/99)                   2005        1.230            1.351             32,845
                                                                       2004        1.138            1.230             33,095
                                                                       2003        1.000            1.138              9,106

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney High Income Portfolio (11/99)                         2005        1.198            1.210              1,577
                                                                       2004        1.103            1.198              1,456
                                                                       2003        1.000            1.103                  -

    Smith Barney International All Cap Growth Portfolio (11/99)        2005        1.363            1.498                  -
                                                                       2004        1.176            1.363                  -
                                                                       2003        1.000            1.176                  -

    Smith Barney Large Cap Value Portfolio (11/99)                     2005        1.250            1.310                  -
                                                                       2004        1.149            1.250                  -
                                                                       2003        1.000            1.149                  -

    Smith Barney Large Capitalization Growth Portfolio (11/99)         2005        1.156            1.196                  -
                                                                       2004        1.171            1.156                  -
                                                                       2003        1.000            1.171                  -

    Smith Barney Mid Cap Core Portfolio (11/99)                        2005        1.260            1.343                  -
                                                                       2004        1.160            1.260                  -
                                                                       2003        1.000            1.160                  -

    Smith Barney Money Market Portfolio (11/99)                        2005        0.988            0.999             11,302
                                                                       2004        0.996            0.988             11,307
                                                                       2003        1.000            0.996              7,502

Van Kampen Life Investment Trust

    Emerging Growth Portfolio - Class I Shares (11/99)                 2005        1.176            1.249                449
                                                                       2004        1.117            1.176                445
                                                                       2003        1.000            1.117                  -

Variable Annuity Portfolios

    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2005        1.406            1.451                  -
                                                                       2004        1.237            1.406                  -
                                                                       2003        1.000            1.237                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class (11/99)                    2005        1.297            1.490                 -
                                                                       2004        1.143            1.297                 -
                                                                       2003        1.000            1.143                 -

    Mid Cap Portfolio - Service Class 2 (5/02)                         2005        1.471            1.708             7,641
                                                                       2004        1.200            1.471             7,739
                                                                       2003        1.000            1.200                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                   2005        1.398            1.624                   -
                                                                       2004        1.189            1.398                   -
                                                                       2003        0.969            1.189                   -
                                                                       2002        1.000            0.969                   -

AIM Variable Insurance Funds

    AIM V.I. Premier Equity Fund - Series I (5/01)                     2005        1.232            1.279               7,507
                                                                       2004        1.184            1.232               7,507
                                                                       2003        0.963            1.184               7,513
                                                                       2002        1.000            0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)     2005        1.365            1.403             278,689
                                                                       2004        1.248            1.365             278,298
                                                                       2003        0.960            1.248             274,945
                                                                       2002        1.000            0.960                   -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)     2005        1.224            1.383              66,697
                                                                       2004        1.150            1.224              55,748
                                                                       2003        0.948            1.150              30,046
                                                                       2002        1.000            0.948                   -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                        2005        1.461            1.639             758,580
                                                                       2004        1.309            1.461             787,624
                                                                       2003        0.985            1.309             654,083
                                                                       2002        1.000            0.985                   -

    Growth Fund - Class 2 Shares (11/99)                               2005        1.429            1.633           2,735,043
                                                                       2004        1.292            1.429           2,579,701
                                                                       2003        0.961            1.292           2,250,697
                                                                       2002        1.000            0.961                   -

    Growth-Income Fund - Class 2 Shares (11/99)                        2005        1.372            1.428           3,003,914
                                                                       2004        1.265            1.372           3,077,206
                                                                       2003        0.971            1.265           2,663,026
                                                                       2002        1.000            0.971                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                   2005        1.711            1.803                  -
                                                                       2004        1.325            1.711                  -
                                                                       2003        1.005            1.325                  -
                                                                       2002        1.000            1.005                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)            2005        1.206            1.306                  -
                                                                       2004        1.074            1.206                  -
                                                                       2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005        1.204            1.304             39,004
                                                                       2004        1.067            1.204                  -
                                                                       2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)           2005        0.984            1.033             12,666

    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (11/99)                                                   2005        1.433            1.476            340,702
                                                                       2004        1.307            1.433            400,767
                                                                       2003        0.969            1.307            253,481
                                                                       2002        1.000            0.969                  -

    Mutual Shares Securities Fund - Class 2 Shares (6/02)              2005        1.355            1.473            745,564
                                                                       2004        1.223            1.355            767,027
                                                                       2003        0.994            1.223            626,085
                                                                       2002        1.000            0.994                  -

    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                    2005        1.772            2.220             34,184
                                                                       2004        1.445            1.772             27,010
                                                                       2003        1.000            1.445             17,279

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005        1.498            1.623            399,556
                                                                       2004        1.285            1.498            318,548

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares  (continued)    2003        0.989            1.285             211,933
                                                                       2002        1.000            0.989                   -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)           2005        1.447            1.549              23,282
                                                                       2004        1.269            1.447                   -
                                                                       2003        0.977            1.269                   -
                                                                       2002        1.000            0.977                   -

Greenwich Street Series Fund

    Appreciation Portfolio (11/99)                                     2005        1.280            1.312           1,688,117
                                                                       2004        1.196            1.280           1,974,561
                                                                       2003        0.977            1.196           1,568,279
                                                                       2002        1.000            0.977                   -

    Diversified Strategic Income Portfolio (11/99)                     2005        1.165            1.174             498,541
                                                                       2004        1.110            1.165             551,337
                                                                       2003        1.010            1.110             402,450
                                                                       2002        1.000            1.010                   -

    Equity Index Portfolio - Class II Shares (11/99)                   2005        1.316            1.349             715,801
                                                                       2004        1.214            1.316             719,269
                                                                       2003        0.967            1.214             584,084
                                                                       2002        1.000            0.967                   -

    Fundamental Value Portfolio (12/99)                                2005        1.401            1.443           1,429,327
                                                                       2004        1.316            1.401           1,416,478
                                                                       2003        0.966            1.316           1,209,826
                                                                       2002        1.000            0.966                   -

Janus Aspen Series

    Mid Cap Growth Portfolio - Service Shares (5/00)                   2005        1.543            1.699              20,184
                                                                       2004        1.302            1.543              20,078
                                                                       2003        0.983            1.302              38,596
                                                                       2002        1.000            0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                       2005        1.506            1.540              96,663
                                                                       2004        1.333            1.506              40,270
                                                                       2003        1.000            1.333              17,332

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                                 2005        1.376            1.396             159,138
                                                                       2004        1.242            1.376             155,691
                                                                       2003        1.000            1.242             165,186

    Mid-Cap Value Portfolio (5/03)                                     2005        1.533            1.631             548,625
                                                                       2004        1.257            1.533             349,075
                                                                       2003        1.000            1.257             233,188

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)                2005        1.120            1.124             937,483
                                                                       2004        1.046            1.120             683,405
                                                                       2003        1.000            1.046             441,127

    Total Return Portfolio - Administrative Class (5/01)               2005        1.078            1.085           2,175,094
                                                                       2004        1.045            1.078           1,865,307
                                                                       2003        1.012            1.045           1,565,806
                                                                       2002        1.000            1.012                   -

Putnam Variable Trust

    Putnam VT Discovery Growth Fund - Class IB Shares (6/01)           2005        1.315            1.387                   -
                                                                       2004        1.244            1.315                   -
                                                                       2003        0.958            1.244                   -
                                                                       2002        1.000            0.958                   -

    Putnam VT International Equity Fund - Class IB Shares (5/01)       2005        1.436            1.584              56,844
                                                                       2004        1.257            1.436              63,658
                                                                       2003        0.994            1.257              71,934
                                                                       2002        1.000            0.994                   -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005        1.783            1.877             129,682
                                                                       2004        1.437            1.783             110,711

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Putnam VT Small Cap Value Fund - Class IB Shares  (continued)      2003        0.977            1.437             158,071
                                                                       2002        1.000            0.977                   -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                     2005        1.397            1.430             233,190
                                                                       2004        1.312            1.397             850,268
                                                                       2003        0.960            1.312             241,329
                                                                       2002        1.000            0.960                   -

    Investors Fund - Class I (11/99)                                   2005        1.353            1.418             830,306
                                                                       2004        1.247            1.353             748,123
                                                                       2003        0.959            1.247             304,233
                                                                       2002        1.000            0.959                   -

    Small Cap Growth Fund - Class I (11/99)                            2005        1.607            1.657             805,080
                                                                       2004        1.420            1.607             510,329
                                                                       2003        0.970            1.420             189,226
                                                                       2002        1.000            0.970                   -

Smith Barney Investment Series

    Smith Barney Dividend Strategy Portfolio (5/01)                    2005        1.188            1.166             112,386
                                                                       2004        1.169            1.188             117,045
                                                                       2003        0.963            1.169             142,220
                                                                       2002        1.000            0.963                   -

    Smith Barney Premier Selections All Cap Growth
    Portfolio (5/01)                                                   2005        1.282            1.340              67,824
                                                                       2004        1.267            1.282              63,650
                                                                       2003        0.960            1.267              65,605
                                                                       2002        1.000            0.960                   -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth and
    Value (10/02)                                                      2005        1.313            1.359           4,123,644
                                                                       2004        1.253            1.313           5,900,463
                                                                       2003        0.969            1.253           5,473,174
                                                                       2002        1.000            0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (10/02)                                           2005        1.212            1.243           4,066,974
                                                                       2004        1.174            1.212           4,297,291
                                                                       2003        0.980            1.174           4,077,904
                                                                       2002        1.000            0.980                   -

    Multiple Discipline Portfolio - Global All Cap
    Growth and Value (10/02)                                           2005        1.350            1.414           1,181,975
                                                                       2004        1.245            1.350           1,205,980
                                                                       2003        0.963            1.245             651,484
                                                                       2002        1.000            0.963                   -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                      2005        1.280            1.303             540,577
                                                                       2004        1.220            1.280             595,072
                                                                       2003        0.962            1.220             464,788
                                                                       2002        1.000            0.962                   -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                          2005        1.287            1.376              37,213
                                                                       2004        1.229            1.287              37,900
                                                                       2003        0.967            1.229              24,862
                                                                       2002        1.000            0.967                   -

    Equity Income Portfolio (11/99)                                    2005        1.335            1.372             502,032
                                                                       2004        1.236            1.335             490,550
                                                                       2003        0.958            1.236             442,757
                                                                       2002        1.000            0.958                   -

    Large Cap Portfolio (11/99)                                        2005        1.241            1.326              75,113
                                                                       2004        1.185            1.241              76,344
                                                                       2003        0.967            1.185              80,851
                                                                       2002        1.000            0.967                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)             2005        1.045            1.109                   -

    Managed Allocation Series: Conservative Portfolio (5/05)           2005        1.000            1.020                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Managed Allocation Series: Moderate Portfolio (5/05)               2005        1.000            1.054                   -

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005        1.017            1.087                   -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                   2005        1.011            1.031                   -

    Mercury Large Cap Core Portfolio (11/99)                           2005        1.321            1.455               7,303
                                                                       2004        1.159            1.321               1,129
                                                                       2003        0.973            1.159               1,167
                                                                       2002        1.000            0.973                   -

    MFS Emerging Growth Portfolio (11/99)                              2005        1.367            1.326                   -
                                                                       2004        1.233            1.367             190,975
                                                                       2003        0.971            1.233             185,439
                                                                       2002        1.000            0.971                   -

    MFS Mid Cap Growth Portfolio (6/02)                                2005        1.472            1.492             178,368
                                                                       2004        1.313            1.472                   -
                                                                       2003        0.974            1.313                   -
                                                                       2002        1.000            0.974                   -

    MFS Total Return Portfolio (11/99)                                 2005        1.238            1.253           3,605,264
                                                                       2004        1.130            1.238           3,726,016
                                                                       2003        0.986            1.130           3,132,765
                                                                       2002        1.000            0.986                   -

    MFS Value Portfolio (5/04)                                         2005        1.120            1.172              80,088
                                                                       2004        0.972            1.120              38,582

    Mondrian International Stock Portfolio (8/02)                      2005        1.441            1.551             199,351
                                                                       2004        1.266            1.441             186,526
                                                                       2003        1.001            1.266             159,369
                                                                       2002        1.000            1.001                   -

    Pioneer Fund Portfolio (5/03)                                      2005        1.327            1.383              66,766
                                                                       2004        1.214            1.327              67,142
                                                                       2003        1.000            1.214              81,924

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Pioneer Mid Cap Value Portfolio (6/05)                             2005        1.000            1.039                   -

    Pioneer Strategic Income Portfolio (5/04)                          2005        1.093            1.114             235,763
                                                                       2004        0.983            1.093               9,154

    Strategic Equity Portfolio (11/99)                                 2005        1.369            1.374              64,556
                                                                       2004        1.263            1.369              64,556
                                                                       2003        0.970            1.263              98,016
                                                                       2002        1.000            0.970                   -

    Style Focus Series: Small Cap Growth Portfolio (5/05)              2005        1.000            1.114                   -

    Style Focus Series: Small Cap Value Portfolio (5/05)               2005        1.005            1.110                   -

    Travelers Managed Income Portfolio (11/99)                         2005        1.093            1.090             890,274
                                                                       2004        1.081            1.093             909,241
                                                                       2003        1.014            1.081             746,549
                                                                       2002        1.000            1.014                   -

    Van Kampen Enterprise Portfolio (11/99)                            2005        1.219            1.292              90,759
                                                                       2004        1.193            1.219              70,910
                                                                       2003        0.966            1.193              63,188
                                                                       2002        1.000            0.966                   -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005        0.993            0.999             155,157
                                                                       2004        0.998            0.993             214,266
                                                                       2003        1.000            0.998              12,695

    Smith Barney Aggressive Growth Portfolio (11/99)                   2005        1.359            1.492           2,695,865
                                                                       2004        1.258            1.359           2,681,084
                                                                       2003        0.951            1.258           2,348,327
                                                                       2002        1.000            0.951                   -

    Smith Barney High Income Portfolio (11/99)                         2005        1.372            1.384           1,236,584
                                                                       2004        1.263            1.372           1,350,377
                                                                       2003        1.007            1.263           1,324,955
                                                                       2002        1.000            1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney International All Cap Growth Portfolio (11/99)        2005        1.432            1.572               9,395
                                                                       2004        1.235            1.432               9,395
                                                                       2003        0.986            1.235               7,447
                                                                       2002        1.000            0.986                   -

    Smith Barney Large Cap Value Portfolio (11/99)                     2005        1.322            1.385              65,360
                                                                       2004        1.216            1.322              65,366
                                                                       2003        0.969            1.216              50,490
                                                                       2002        1.000            0.969                   -

    Smith Barney Large Capitalization Growth Portfolio (11/99)         2005        1.354            1.401             507,167
                                                                       2004        1.373            1.354             692,951
                                                                       2003        0.946            1.373           1,211,949
                                                                       2002        1.000            0.946                   -

    Smith Barney Mid Cap Core Portfolio (11/99)                        2005        1.353            1.441             517,999
                                                                       2004        1.246            1.353             594,928
                                                                       2003        0.977            1.246             637,653
                                                                       2002        1.000            0.977                   -

    Smith Barney Money Market Portfolio (11/99)                        2005        0.981            0.992             435,996
                                                                       2004        0.989            0.981             554,324
                                                                       2003        1.000            0.989             409,539
                                                                       2002        1.000            1.000                   -

Van Kampen Life Investment Trust

    Emerging Growth Portfolio - Class I Shares (11/99)                 2005        1.264            1.342             105,175
                                                                       2004        1.201            1.264             113,104
                                                                       2003        0.960            1.201             108,743
                                                                       2002        1.000            0.960                   -

Variable Annuity Portfolios

    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2005        1.546            1.595             685,456
                                                                       2004        1.360            1.546             380,202
                                                                       2003        0.975            1.360             839,937
                                                                       2002        1.000            0.975                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class (11/99)                    2005        1.419            1.630            462,836
                                                                       2004        1.251            1.419            394,970
                                                                       2003        0.992            1.251            351,457
                                                                       2002        1.000            0.992                  -

    Mid Cap Portfolio - Service Class 2 (5/02)                         2005        1.643            1.907            505,427
                                                                       2004        1.341            1.643            365,016
                                                                       2003        0.986            1.341            297,852
                                                                       2002        1.000            0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (6/02)                                   2005        1.121            1.302             57,366
                                                                       2004        0.954            1.121             46,565
                                                                       2003        0.777            0.954                  -
                                                                       2002        0.877            0.777                  -

AIM Variable Insurance Funds

    AIM V.I. Premier Equity Fund - Series I (5/01)                     2005        0.794            0.824                  -
                                                                       2004        0.764            0.794                  -
                                                                       2003        0.621            0.764                  -
                                                                       2002        0.907            0.621                  -
                                                                       2001        1.000            0.907                  -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)     2005        1.116            1.147              5,534
                                                                       2004        1.021            1.116              5,534
                                                                       2003        0.786            1.021              7,774
                                                                       2002        1.000            0.786                  -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)     2005        0.776            0.876                  -
                                                                       2004        0.729            0.776                  -
                                                                       2003        0.601            0.729                  -
                                                                       2002        0.885            0.601                  -
                                                                       2001        1.000            0.885                  -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                        2005        1.110            1.244            262,928
                                                                       2004        0.995            1.110            193,859
                                                                       2003        0.749            0.995             44,490
                                                                       2002        0.893            0.749             28,091
                                                                       2001        1.000            0.893             24,696

    Growth Fund - Class 2 Shares (11/99)                               2005        0.961            1.097            649,471
                                                                       2004        0.869            0.961            573,303
                                                                       2003        0.647            0.869            282,266
                                                                       2002        0.871            0.647            273,031
                                                                       2001        1.000            0.871            140,369

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Growth-Income Fund - Class 2 Shares (11/99)                        2005        1.084            1.127            629,208
                                                                       2004        0.999            1.084            592,766
                                                                       2003        0.768            0.999            346,058
                                                                       2002        0.957            0.768            234,659
                                                                       2001        1.000            0.957            115,327

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                   2005        1.623            1.709             87,314
                                                                       2004        1.257            1.623             24,865
                                                                       2003        0.954            1.257                  -
                                                                       2002        1.047            0.954                  -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)            2005        1.205            1.305             11,937
                                                                       2004        1.074            1.205                692
                                                                       2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005        1.203            1.302              5,851
                                                                       2004        1.067            1.203              5,851
                                                                       2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)           2005        0.984            1.033                  -

    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (11/99)                                                   2005        0.962            0.991             60,977
                                                                       2004        0.878            0.962             60,977
                                                                       2003        0.651            0.878             60,977
                                                                       2002        0.929            0.651             63,749
                                                                       2001        1.000            0.929             63,749

    Mutual Shares Securities Fund - Class 2 Shares (6/02)              2005        1.147            1.246             87,293
                                                                       2004        1.036            1.147             51,019
                                                                       2003        0.843            1.036                  -
                                                                       2002        1.000            0.843                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                    2005        1.770            2.217             26,621
                                                                       2004        1.444            1.770              2,155
                                                                       2003        1.000            1.444                  -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005        1.082            1.172             61,169
                                                                       2004        0.929            1.082             77,269
                                                                       2003        0.715            0.929             77,269
                                                                       2002        0.894            0.715             77,269
                                                                       2001        1.000            0.894            142,176

    Templeton Growth Securities Fund - Class 2 Shares (7/02)           2005        1.169            1.251            248,697
                                                                       2004        1.026            1.169            179,247
                                                                       2003        0.790            1.026             34,635
                                                                       2002        0.831            0.790                  -

Greenwich Street Series Fund

    Appreciation Portfolio (11/99)                                     2005        0.994            1.019            421,012
                                                                       2004        0.930            0.994            428,532
                                                                       2003        0.760            0.930            434,776
                                                                       2002        0.937            0.760            180,254
                                                                       2001        1.000            0.937            131,084

    Diversified Strategic Income Portfolio (11/99)                     2005        1.181            1.190            100,103
                                                                       2004        1.126            1.181            100,103
                                                                       2003        1.025            1.126            100,103
                                                                       2002        0.995            1.025             96,368
                                                                       2001        1.000            0.995             70,809

    Equity Index Portfolio - Class II Shares (11/99)                   2005        0.946            0.969             85,338
                                                                       2004        0.873            0.946             70,424
                                                                       2003        0.695            0.873                  -
                                                                       2002        0.912            0.695                  -
                                                                       2001        1.000            0.912                  -

    Fundamental Value Portfolio (12/99)                                2005        1.025            1.056            405,141
                                                                       2004        0.964            1.025            405,223
                                                                       2003        0.708            0.964            406,144

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Fundamental Value Portfolio  (continued)                           2002        0.915            0.708            248,650
                                                                       2001        1.000            0.915            112,362

Janus Aspen Series

    Mid Cap Growth Portfolio - Service Shares (5/00)                   2005        0.869            0.957                  -
                                                                       2004        0.734            0.869                  -
                                                                       2003        0.554            0.734                  -
                                                                       2002        0.785            0.554                  -
                                                                       2001        1.000            0.785                  -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                       2005        1.505            1.538             16,559
                                                                       2004        1.333            1.505              4,699
                                                                       2003        1.000            1.333                  -

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                                 2005        1.374            1.394             19,911
                                                                       2004        1.242            1.374             19,918
                                                                       2003        1.000            1.242                  -

    Mid-Cap Value Portfolio (5/03)                                     2005        1.532            1.629             68,305
                                                                       2004        1.257            1.532             57,869
                                                                       2003        1.000            1.257                  -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)                2005        1.119            1.122            119,102
                                                                       2004        1.045            1.119             53,989
                                                                       2003        1.000            1.045                  -

    Total Return Portfolio - Administrative Class (5/01)               2005        1.187            1.195            507,386
                                                                       2004        1.151            1.187            473,378
                                                                       2003        1.115            1.151            311,064
                                                                       2002        1.041            1.115            172,708
                                                                       2001        1.000            1.041             68,142

Putnam Variable Trust

    Putnam VT Discovery Growth Fund - Class IB Shares (6/01)           2005        0.772            0.813                  -
                                                                       2004        0.730            0.772                  -
                                                                       2003        0.563            0.730                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Putnam VT Discovery Growth Fund - Class IB Shares  (continued)     2002        0.813            0.563                  -
                                                                       2001        1.000            0.813                  -

    Putnam VT International Equity Fund - Class IB Shares (5/01)       2005        1.046            1.153            153,053
                                                                       2004        0.916            1.046            140,081
                                                                       2003        0.725            0.916             97,804
                                                                       2002        0.897            0.725            102,304
                                                                       2001        1.000            0.897             16,745

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005        1.507            1.585             63,741
                                                                       2004        1.215            1.507             50,198
                                                                       2003        0.826            1.215             16,949
                                                                       2002        1.029            0.826              3,058
                                                                       2001        1.000            1.029                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                     2005        1.006            1.029            144,661
                                                                       2004        0.946            1.006            173,299
                                                                       2003        0.692            0.946             96,506
                                                                       2002        0.940            0.692             99,440
                                                                       2001        1.000            0.940             95,599

    Investors Fund - Class I (11/99)                                   2005        0.991            1.038            264,206
                                                                       2004        0.914            0.991            249,886
                                                                       2003        0.703            0.914            178,682
                                                                       2002        0.929            0.703            180,225
                                                                       2001        1.000            0.929            180,225

    Small Cap Growth Fund - Class I (11/99)                            2005        0.990            1.021            124,171
                                                                       2004        0.875            0.990            117,830
                                                                       2003        0.598            0.875             84,031
                                                                       2002        0.933            0.598             15,870
                                                                       2001        1.000            0.933                  -

Smith Barney Investment Series

    Smith Barney Dividend Strategy Portfolio (5/01)                    2005        0.805            0.790                  -
                                                                       2004        0.793            0.805                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney Dividend Strategy Portfolio  (continued)              2003        0.653            0.793                  -
                                                                       2002        0.898            0.653                  -
                                                                       2001        1.000            0.898                  -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)    2005        0.873            0.912                  -
                                                                       2004        0.864            0.873                  -
                                                                       2003        0.655            0.864                  -
                                                                       2002        0.910            0.655                  -
                                                                       2001        1.000            0.910                  -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth and
    Value (10/02)                                                      2005        1.435            1.485             85,622
                                                                       2004        1.370            1.435             85,622
                                                                       2003        1.060            1.370             47,472
                                                                       2002        1.000            1.060             12,304

    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                      2005        1.283            1.314                  -
                                                                       2004        1.243            1.283                  -
                                                                       2003        1.037            1.243                  -
                                                                       2002        1.000            1.037                  -

    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                      2005        1.503            1.574                  -
                                                                       2004        1.388            1.503                  -
                                                                       2003        1.073            1.388                  -
                                                                       2002        1.000            1.073                  -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                      2005        1.421            1.446                  -
                                                                       2004        1.354            1.421                  -
                                                                       2003        1.068            1.354                  -
                                                                       2002        1.000            1.068                  -

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (6/01)                          2005        0.877            0.938              7,374
                                                                       2004        0.838            0.877              7,395
                                                                       2003        0.660            0.838              7,409

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    AIM Capital Appreciation Portfolio  (continued)                    2002        0.882            0.660              2,329
                                                                       2001        1.000            0.882                  -

    Equity Income Portfolio (11/99)                                    2005        1.102            1.132            123,450
                                                                       2004        1.021            1.102            130,364
                                                                       2003        0.792            1.021             30,906
                                                                       2002        0.936            0.792             14,899
                                                                       2001        1.000            0.936                  -

    Large Cap Portfolio (11/99)                                        2005        0.856            0.914             82,606
                                                                       2004        0.818            0.856             66,923
                                                                       2003        0.668            0.818              4,899
                                                                       2002        0.880            0.668                  -
                                                                       2001        1.000            0.880                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)             2005        1.045            1.109                  -

    Managed Allocation Series: Conservative Portfolio (5/05)           2005        1.000            1.020                  -

    Managed Allocation Series: Moderate Portfolio (5/05)               2005        1.000            1.054                  -

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005        1.017            1.087             48,151

    Managed Allocation Series: Moderate-Conservative
    Portfolio (8/05)                                                   2005        1.011            1.030                  -

    Mercury Large Cap Core Portfolio (11/99)                           2005        0.861            0.948              1,237
                                                                       2004        0.756            0.861              1,294
                                                                       2003        0.635            0.756                  -
                                                                       2002        0.863            0.635                  -
                                                                       2001        1.000            0.863                  -

    MFS Emerging Growth Portfolio (11/99)                              2005        0.759            0.736                  -
                                                                       2004        0.685            0.759                  -
                                                                       2003        0.540            0.685                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                             PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------    ----    -------------    -------------    ---------------
    MFS Emerging Growth Portfolio  (continued)                         2002        0.835            0.540                  -
                                                                       2001        1.000            0.835                  -

    MFS Mid Cap Growth Portfolio (6/02)                                2005        0.829            0.840             68,041
                                                                       2004        0.740            0.829             58,073
                                                                       2003        0.549            0.740                  -
                                                                       2002        0.626            0.549                  -

    MFS Total Return Portfolio (11/99)                                 2005        1.137            1.150            399,510
                                                                       2004        1.038            1.137            406,698
                                                                       2003        0.906            1.038             30,718
                                                                       2002        0.973            0.906             23,468
                                                                       2001        1.000            0.973             19,775

    MFS Value Portfolio (5/04)                                         2005        1.120            1.171             21,492
                                                                       2004        0.972            1.120             21,044

    Mondrian International Stock Portfolio (8/02)                      2005        1.212            1.305             49,849
                                                                       2004        1.066            1.212             37,016
                                                                       2003        0.843            1.066                  -
                                                                       2002        0.845            0.843                  -

    Pioneer Fund Portfolio (5/03)                                      2005        1.326            1.381             22,198
                                                                       2004        1.214            1.326             16,831
                                                                       2003        1.000            1.214                  -

    Pioneer Mid Cap Value Portfolio (6/05)                             2005        1.000            1.039                  -

    Pioneer Strategic Income Portfolio (5/04)                          2005        1.093            1.114             18,943
                                                                       2004        0.983            1.093              2,053

    Strategic Equity Portfolio (11/99)                                 2005        0.782            0.784             19,256
                                                                       2004        0.722            0.782             51,790
                                                                       2003        0.554            0.722             51,790
                                                                       2002        0.849            0.554             51,790
                                                                       2001        1.000            0.849             51,817

    Style Focus Series: Small Cap Growth Portfolio (5/05)              2005        1.000            1.114              2,967

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.110                   5,889

   Travelers Managed Income Portfolio (11/99)                  2005        1.089           1.084                  27,792
                                                               2004        1.077           1.089                  27,798
                                                               2003        1.011           1.077                  27,799
                                                               2002        1.007           1.011                  25,853
                                                               2001        1.000           1.007                   8,585

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.807           0.854                   2,249
                                                               2004        0.790           0.807                   2,256
                                                               2003        0.640           0.790                   2,263
                                                               2002        0.922           0.640                   2,271
                                                               2001        1.000           0.922                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.998                 110,118
                                                               2004        0.998           0.992                 139,310
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        0.862           0.946                 208,454
                                                               2004        0.798           0.862                 208,538
                                                               2003        0.604           0.798                 209,506
                                                               2002        0.912           0.604                 215,216
                                                               2001        1.000           0.912                 192,938

   Smith Barney High Income Portfolio (11/99)                  2005        1.204           1.214                 103,186
                                                               2004        1.109           1.204                 106,086
                                                               2003        0.885           1.109                 112,653
                                                               2002        0.931           0.885                       -
                                                               2001        1.000           0.931                       -

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        0.876           0.961                       -
                                                               2004        0.756           0.876                       -
                                                               2003        0.604           0.756                       -
                                                               2002        0.827           0.604                       -
                                                               2001        1.000           0.827                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------

   Smith Barney Large Cap Value Portfolio (11/99)              2005        0.906           0.948                 222,787
                                                               2004        0.833           0.906                 222,787
                                                               2003        0.664           0.833                 217,414
                                                               2002        0.906           0.664                 202,982
                                                               2001        1.000           0.906                 150,466

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.975           1.008                 338,710
                                                               2004        0.989           0.975                 338,783
                                                               2003        0.682           0.989                 339,703
                                                               2002        0.922           0.682                 336,318
                                                               2001        1.000           0.922                 281,273

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.020           1.085                  81,800
                                                               2004        0.940           1.020                  83,823
                                                               2003        0.737           0.940                  86,510
                                                               2002        0.927           0.737                  31,019
                                                               2001        1.000           0.927                  32,142

   Smith Barney Money Market Portfolio (11/99)                 2005        0.981           0.991                 192,586
                                                               2004        0.989           0.981                 198,429
                                                               2003        1.000           0.989                 207,678
                                                               2002        1.005           1.000                 361,877
                                                               2001        1.000           1.005                  53,099

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.738           0.783                  42,070
                                                               2004        0.702           0.738                  42,070
                                                               2003        0.561           0.702                  42,070
                                                               2002        0.845           0.561                  42,070
                                                               2001        1.000           0.845                  42,070

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.083           1.116                  13,465
                                                               2004        0.953           1.083                  15,552
                                                               2003        0.683           0.953                  15,043
                                                               2002        0.935           0.683                       -
                                                               2001        1.000           0.935                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.199           1.376                  66,756
                                                               2004        1.057           1.199                  66,756
                                                               2003        0.838           1.057                  66,766
                                                               2002        0.942           0.838                  11,789
                                                               2001        1.000           0.942                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.422           1.650                  95,919
                                                               2004        1.161           1.422                  80,189
                                                               2003        0.855           1.161                  29,607
                                                               2002        1.000           0.855                   4,541


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------

   Capital Appreciation Fund (6/02)                            2005        1.395           1.619                       -
                                                               2004        1.188           1.395                       -
                                                               2003        0.968           1.188                       -
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.229           1.276                       -
                                                               2004        1.183           1.229                       -
                                                               2003        0.963           1.183                       -
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.362           1.399                 201,404
                                                               2004        1.247           1.362                 191,790
                                                               2003        0.960           1.247                 121,107
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.222           1.378                  68,886
                                                               2004        1.148           1.222                  57,483
                                                               2003        0.948           1.148                  62,953
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458           1.634               1,028,624
                                                               2004        1.308           1.458                 908,508
                                                               2003        0.984           1.308                 383,912
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.426           1.628               4,188,831
                                                               2004        1.291           1.426               3,582,448
                                                               2003        0.961           1.291               1,793,446
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.370           1.424               4,746,425
                                                               2004        1.263           1.370               4,229,398
                                                               2003        0.971           1.263               2,198,088
                                                               2002        1.000           0.971                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.708           1.798                   9,462
                                                               2004        1.323           1.708                       -
                                                               2003        1.005           1.323                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                  32,523
                                                               2004        1.074           1.205                  16,661
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                 271,147
                                                               2004        1.067           1.203                  67,521
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.033                  12,531

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.430           1.472                 541,022
                                                               2004        1.306           1.430                 735,045
                                                               2003        0.969           1.306                 359,119
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.352           1.468               1,563,879
                                                               2004        1.222           1.352               1,382,507
                                                               2003        0.994           1.222                 708,807
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                 204,460
                                                               2004        1.444           1.769                 151,001
                                                               2003        1.000           1.444                  35,449

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.495           1.618                 927,681
                                                               2004        1.284           1.495                 919,386

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.284                 455,252
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.444           1.544                 353,924
                                                               2004        1.267           1.444                  56,273
                                                               2003        0.977           1.267                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.277           1.308               2,044,029
                                                               2004        1.195           1.277               2,070,972
                                                               2003        0.977           1.195               1,334,981
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.162           1.171               1,496,894
                                                               2004        1.109           1.162               1,466,712
                                                               2003        1.010           1.109                 471,173
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.314           1.345                 773,077
                                                               2004        1.213           1.314                 823,098
                                                               2003        0.967           1.213                 656,853
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.398           1.439               1,808,226
                                                               2004        1.315           1.398               1,748,477
                                                               2003        0.966           1.315                 729,529
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540           1.694                 104,251
                                                               2004        1.301           1.540                  91,311
                                                               2003        0.983           1.301                  46,880
                                                               2002        1.000           0.983                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                 123,610
                                                               2004        1.332           1.503                 123,836
                                                               2003        1.000           1.332                  34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                 342,236
                                                               2004        1.241           1.373                 350,674
                                                               2003        1.000           1.241                  99,878

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                 798,533
                                                               2004        1.256           1.531                 531,677
                                                               2003        1.000           1.256                 241,209

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121               1,419,418
                                                               2004        1.045           1.118               1,059,453
                                                               2003        1.000           1.045                 468,570

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082               4,934,006
                                                               2004        1.044           1.075               4,003,506
                                                               2003        1.012           1.044               2,297,428
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.313           1.383                       -
                                                               2004        1.242           1.313                       -
                                                               2003        0.958           1.242                       -
                                                               2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433           1.579                 159,358
                                                               2004        1.255           1.433                 146,305
                                                               2003        0.994           1.255                 135,327
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780           1.871                 303,166
                                                               2004        1.436           1.780                 265,027

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.436                 128,328
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.395           1.425                 281,771
                                                               2004        1.311           1.395                 483,449
                                                               2003        0.960           1.311                 104,794
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.351           1.413                 892,675
                                                               2004        1.246           1.351               1,033,845
                                                               2003        0.959           1.246                 604,358
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.604           1.652                 654,782
                                                               2004        1.418           1.604                 375,905
                                                               2003        0.970           1.418                 134,020
                                                               2002        1.000           0.970                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186           1.163                 186,265
                                                               2004        1.168           1.186                 185,955
                                                               2003        0.963           1.168                  41,999
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279           1.336                 145,542
                                                               2004        1.266           1.279                 146,486
                                                               2003        0.960           1.266                  85,206
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311           1.355              10,685,207
                                                               2004        1.251           1.311              12,142,327
                                                               2003        0.969           1.251               5,104,421
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210           1.239               8,475,252
                                                               2004        1.173           1.210               8,732,766
                                                               2003        0.980           1.173               2,620,742
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347           1.410               2,281,382
                                                               2004        1.244           1.347               2,204,915
                                                               2003        0.963           1.244                 937,751
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.277           1.299               1,277,306
                                                               2004        1.218           1.277               1,383,105
                                                               2003        0.962           1.218               1,038,728
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.285           1.372                  57,256
                                                               2004        1.228           1.285                  67,248
                                                               2003        0.967           1.228                  12,960
                                                               2002        1.000           0.967                       -

   Equity Income Portfolio (11/99)                             2005        1.333           1.367                 739,237
                                                               2004        1.235           1.333                 697,678
                                                               2003        0.958           1.235                 420,300
                                                               2002        1.000           0.958                       -

   Large Cap Portfolio (11/99)                                 2005        1.238           1.322                 112,174
                                                               2004        1.184           1.238                 107,747
                                                               2003        0.967           1.184                  13,039
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                  42,187

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.086                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.318           1.451                   6,559
                                                               2004        1.158           1.318                   6,559
                                                               2003        0.973           1.158                       -
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.364           1.323                       -
                                                               2004        1.232           1.364                  30,289
                                                               2003        0.971           1.232                   3,309
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.469           1.487                  34,935
                                                               2004        1.311           1.469                       -
                                                               2003        0.974           1.311                       -
                                                               2002        1.000           0.974                       -

   MFS Total Return Portfolio (11/99)                          2005        1.235           1.249               2,706,346
                                                               2004        1.128           1.235               2,697,138
                                                               2003        0.986           1.128               1,750,171
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                                  2005        1.119           1.170                 195,916
                                                               2004        0.972           1.119                  33,798

   Mondrian International Stock Portfolio (8/02)               2005        1.438           1.547                 310,106
                                                               2004        1.265           1.438                 269,110
                                                               2003        1.001           1.265                 118,417
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                 254,789
                                                               2004        1.214           1.325                 233,449
                                                               2003        1.000           1.214                  48,343

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.113                 109,535
                                                               2004        0.983           1.093                  26,810

   Strategic Equity Portfolio (11/99)                          2005        1.366           1.369                 193,082
                                                               2004        1.262           1.366                 192,631
                                                               2003        0.970           1.262                 127,144
                                                               2002        1.000           0.970                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.091           1.086               1,302,811
                                                               2004        1.080           1.091               1,289,692
                                                               2003        1.014           1.080                 790,555
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.216           1.288                  77,258
                                                               2004        1.192           1.216                  69,397
                                                               2003        0.966           1.192                  40,559
                                                               2002        1.000           0.966                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                 641,023
                                                               2004        0.998           0.992                 644,827
                                                               2003        1.000           0.998                   5,223

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.357           1.488               3,487,678
                                                               2004        1.256           1.357               3,283,811
                                                               2003        0.951           1.256               1,755,981
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.369           1.379               1,691,436
                                                               2004        1.262           1.369               1,662,110
                                                               2003        1.007           1.262                 908,907
                                                               2002        1.000           1.007                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.429           1.568                  11,630
                                                               2004        1.234           1.429                  11,630
                                                               2003        0.986           1.234                   7,224
                                                               2002        1.000           0.986                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.320           1.380                  98,357
                                                               2004        1.215           1.320                  99,440
                                                               2003        0.969           1.215                  96,595
                                                               2002        1.000           0.969                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.352           1.397                 928,452
                                                               2004        1.371           1.352                 946,838
                                                               2003        0.946           1.371               1,093,263
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.350           1.436                 970,420
                                                               2004        1.245           1.350               1,033,509
                                                               2003        0.977           1.245                 501,371
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.979           0.989                 252,365
                                                               2004        0.988           0.979                 336,172
                                                               2003        1.000           0.988                 690,701
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.262           1.338                 181,895
                                                               2004        1.200           1.262                 186,218
                                                               2003        0.960           1.200                 127,413
                                                               2002        1.000           0.960                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543           1.590                 738,002
                                                               2004        1.359           1.543                 379,908
                                                               2003        0.975           1.359                 631,718
                                                               2002        1.000           0.975                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.416           1.625                 437,299
                                                               2004        1.250           1.416                 289,961
                                                               2003        0.992           1.250                 168,572
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.640           1.901               1,361,857
                                                               2004        1.339           1.640               1,256,137
                                                               2003        0.986           1.339                 815,759
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        0.877           0.777                 223,435

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.997           1.034                 306,578
                                                               2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143               1,135,267
                                                               2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761
                                                               2002        0.980           0.786                 442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762
                                                               2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund - Class 2 Shares (11/99)                        2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Growth Fund - Class 2 Shares  (continued)                   2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.046           0.953                 169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        0.996           1.074                   5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.016           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                 156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303                 683,312
                                                               2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594
                                                               2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.842           1.035               1,608,369
                                                               2002        0.999           0.842                 719,789

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.231               2,572,298
                                                               2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (11/99)              2005        1.197           1.205               1,348,770
                                                               2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (12/99)                         2005        1.310           1.347               4,177,163
                                                               2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406                  90,671
                                                               2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 237,592
                                                               2004        1.332           1.502                 247,135
                                                               2003        1.018           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 395,149
                                                               2004        1.241           1.372                 374,495
                                                               2003        1.021           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 961,887
                                                               2004        1.256           1.529                 710,264
                                                               2003        1.012           1.256                 316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               1,495,964
                                                               2004        1.045           1.117               2,231,285
                                                               2003        1.002           1.045               1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146              10,573,072
                                                               2004        1.107           1.140              14,158,270
                                                               2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.167           1.228                  84,952
                                                               2004        1.105           1.167                 165,358
                                                               2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund - Class I (11/99)                            2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund - Class I (11/99)                     2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988                 275,476
                                                               2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196                 774,217
                                                               2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               5,606,393
                                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        0.976           1.060                 964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,280,057
                                                               2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        0.987           1.037                 849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               2,589,383
                                                               2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.041           1.073                  74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 442,064
                                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.067           1.068                  54,967

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   Equity Income Portfolio (11/99)                             2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (11/99)                                 2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019                  86,058

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053                  78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.086               3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.145           1.259                 194,233
                                                               2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 424,267
                                                               2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

   MFS Mid Cap Growth Portfolio (6/02)                         2005        0.827           0.837               1,016,433
                                                               2004        0.738           0.827                 768,481
                                                               2003        0.549           0.738                 783,843
                                                               2002        0.626           0.549                 222,429

   MFS Total Return Portfolio (11/99)                          2005        1.258           1.271               9,648,193
                                                               2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 108,277
                                                               2004        0.972           1.119                       -

   Mondrian International Stock Portfolio (8/02)               2005        1.209           1.300                 424,780
                                                               2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140
                                                               2002        0.845           0.843                  35,971

   Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                  25,462
                                                               2004        1.213           1.324                  30,145
                                                               2003        1.022           1.213                  22,941

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                     209

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112                 176,162
                                                               2004        0.983           1.092                   7,354

   Strategic Equity Portfolio (11/99)                          2005        1.054           1.056                 738,970
                                                               2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.057           1.052               2,208,312
                                                               2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.041           1.102                 216,442
                                                               2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.143           1.253               4,973,640
                                                               2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (11/99)                  2005        1.337           1.347               2,011,733
                                                               2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.234           1.354                 410,909
                                                               2004        1.067           1.234                 311,483
                                                               2003        0.853           1.067                 329,999

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                 2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.097           1.147               1,029,899
                                                               2004        1.010           1.097               1,389,777
                                                               2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.245           1.286               1,588,431
                                                               2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.352           1.437               1,184,951
                                                               2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (11/99)                 2005        0.973           0.982               2,976,424
                                                               2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.987           1.046                 220,369
                                                               2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445                 629,540
                                                               2004        1.236           1.403                 853,139

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.419           1.628               1,117,054
                                                               2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        0.993           0.854                 558,775

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.392           1.615                   4,501
                                                               2004        1.187           1.392                       -
                                                               2003        0.968           1.187                       -
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.227           1.272                       -
                                                               2004        1.182           1.227                       -
                                                               2003        0.963           1.182                       -
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.359           1.395                  82,329
                                                               2004        1.245           1.359                  48,842
                                                               2003        0.960           1.245                  17,824
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.220           1.374                       -
                                                               2004        1.147           1.220                       -
                                                               2003        0.948           1.147                       -
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.455           1.629                 286,844
                                                               2004        1.307           1.455                 217,768
                                                               2003        0.984           1.307                  43,010
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.423           1.623               1,231,310
                                                               2004        1.289           1.423                 961,541
                                                               2003        0.961           1.289                 185,151
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.367           1.419               1,353,800
                                                               2004        1.262           1.367               1,067,737
                                                               2003        0.971           1.262                 203,537
                                                               2002        1.000           0.971                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.704           1.792                   4,961
                                                               2004        1.322           1.704                       -
                                                               2003        1.005           1.322                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.301                       -
                                                               2004        1.074           1.203                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.298                  66,684
                                                               2004        1.067           1.201                  13,437
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                   8,063

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.427           1.467                 163,249
                                                               2004        1.305           1.427                 164,059
                                                               2003        0.969           1.305                  46,073
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.349           1.464                 405,239
                                                               2004        1.221           1.349                 277,073
                                                               2003        0.994           1.221                  30,032
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.766           2.208                  83,628
                                                               2004        1.443           1.766                  46,128
                                                               2003        1.000           1.443                   2,519

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.492           1.613                 213,835
                                                               2004        1.283           1.492                 112,968

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.283                  26,793
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.441           1.540                  75,906
                                                               2004        1.266           1.441                   3,840
                                                               2003        0.977           1.266                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.274           1.304                 619,294
                                                               2004        1.194           1.274                 570,838
                                                               2003        0.977           1.194                 261,139
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.160           1.167                 317,681
                                                               2004        1.108           1.160                 334,187
                                                               2003        1.010           1.108                  54,869
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.311           1.341                 341,657
                                                               2004        1.212           1.311                 341,652
                                                               2003        0.967           1.212                 332,454
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.395           1.434                 698,844
                                                               2004        1.314           1.395                 454,318
                                                               2003        0.966           1.314                  85,334
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.536           1.689                  87,395
                                                               2004        1.300           1.536                  13,078
                                                               2003        0.983           1.300                  13,120
                                                               2002        1.000           0.983                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.501           1.532                  60,963
                                                               2004        1.331           1.501                  41,794
                                                               2003        1.000           1.331                   5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.371           1.389                 201,430
                                                               2004        1.240           1.371                 110,691
                                                               2003        1.000           1.240                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.528           1.623                 231,958
                                                               2004        1.255           1.528                  57,489
                                                               2003        1.000           1.255                   1,278

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116           1.118                 289,477
                                                               2004        1.044           1.116                 277,755
                                                               2003        1.000           1.044                  23,588

   Total Return Portfolio - Administrative Class (5/01)        2005        1.073           1.079               1,152,941
                                                               2004        1.043           1.073                 952,336
                                                               2003        1.012           1.043                 127,154
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.310           1.378                       -
                                                               2004        1.241           1.310                       -
                                                               2003        0.958           1.241                       -
                                                               2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.430           1.574                       -
                                                               2004        1.254           1.430                       -
                                                               2003        0.994           1.254                       -
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.776           1.865                  74,269
                                                               2004        1.434           1.776                  46,804

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.434                   3,685
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.392           1.421                  54,311
                                                               2004        1.310           1.392                  53,860
                                                               2003        0.960           1.310                       -
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.348           1.409                 102,966
                                                               2004        1.245           1.348                 121,149
                                                               2003        0.959           1.245                   2,766
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.600           1.647                  37,594
                                                               2004        1.417           1.600                  20,154
                                                               2003        0.970           1.417                   5,028
                                                               2002        1.000           0.970                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.184           1.159                  38,157
                                                               2004        1.167           1.184                  38,953
                                                               2003        0.963           1.167                  26,151
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.277           1.332                   6,184
                                                               2004        1.265           1.277                   6,190
                                                               2003        0.960           1.265                   6,191
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.308           1.351               3,126,476
                                                               2004        1.250           1.308               3,129,033
                                                               2003        0.969           1.250                 349,220
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.207           1.235               1,165,387
                                                               2004        1.172           1.207               1,168,257
                                                               2003        0.979           1.172                 420,318
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.344           1.405                 565,707
                                                               2004        1.243           1.344                 617,175
                                                               2003        0.963           1.243                 234,892
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.275           1.295                 404,000
                                                               2004        1.217           1.275                 525,496
                                                               2003        0.962           1.217                  85,326
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.282           1.368                  43,131
                                                               2004        1.227           1.282                  19,245
                                                               2003        0.967           1.227                   8,288
                                                               2002        1.000           0.967                       -

   Equity Income Portfolio (11/99)                             2005        1.330           1.363                 183,475
                                                               2004        1.234           1.330                 155,661
                                                               2003        0.958           1.234                  61,717
                                                               2002        1.000           0.958                       -

   Large Cap Portfolio (11/99)                                 2005        1.236           1.318                  15,317
                                                               2004        1.182           1.236                  15,542
                                                               2003        0.967           1.182                  13,798
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                 193,133

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.086                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.316           1.446                       -
                                                               2004        1.157           1.316                       -
                                                               2003        0.973           1.157                       -
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.361           1.320                       -
                                                               2004        1.231           1.361                  15,838
                                                               2003        0.971           1.231                       -
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.466           1.483                  14,824
                                                               2004        1.310           1.466                       -
                                                               2003        0.974           1.310                       -
                                                               2002        1.000           0.974                       -

   MFS Total Return Portfolio (11/99)                          2005        1.233           1.245               1,014,186
                                                               2004        1.127           1.233                 931,876
                                                               2003        0.986           1.127                 384,579
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                                  2005        1.118           1.168                  75,077
                                                               2004        0.972           1.118                       -

   Mondrian International Stock Portfolio (8/02)               2005        1.435           1.542                 175,609
                                                               2004        1.263           1.435                 132,646
                                                               2003        1.001           1.263                  49,246
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.322           1.375                  44,434
                                                               2004        1.213           1.322                  39,313
                                                               2003        1.000           1.213                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.111                  48,124
                                                               2004        0.983           1.092                  20,981

   Strategic Equity Portfolio (11/99)                          2005        1.364           1.365                 172,578
                                                               2004        1.261           1.364                 183,914
                                                               2003        0.969           1.261                   8,052
                                                               2002        1.000           0.969                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.089           1.083                 352,051
                                                               2004        1.079           1.089                 345,753
                                                               2003        1.014           1.079                       -
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.214           1.284                       -
                                                               2004        1.191           1.214                       -
                                                               2003        0.966           1.191                       -
                                                               2002        1.000           0.966                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.995                  69,186
                                                               2004        0.998           0.990                  65,836
                                                               2003        1.000           0.998                  21,033

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.354           1.483               1,131,542
                                                               2004        1.255           1.354               1,291,834
                                                               2003        0.951           1.255                 428,338
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.366           1.375                 249,241
                                                               2004        1.260           1.366                 271,125
                                                               2003        1.007           1.260                  90,723
                                                               2002        1.000           1.007                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.426           1.563                       -
                                                               2004        1.233           1.426                       -
                                                               2003        0.986           1.233                       -
                                                               2002        1.000           0.986                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.317           1.376                       -
                                                               2004        1.213           1.317                       -
                                                               2003        0.969           1.213                       -
                                                               2002        1.000           0.969                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.349           1.393                 282,323
                                                               2004        1.370           1.349                 280,610
                                                               2003        0.946           1.370                  26,255
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.347           1.432                 221,778
                                                               2004        1.244           1.347                 184,684
                                                               2003        0.977           1.244                  21,360
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.977           0.986                 230,842
                                                               2004        0.987           0.977                 583,268
                                                               2003        1.000           0.987                  21,211
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.259           1.334                  36,808
                                                               2004        1.199           1.259                  43,190
                                                               2003        0.960           1.199                   4,866
                                                               2002        1.000           0.960                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.540           1.585                  69,236
                                                               2004        1.358           1.540                  41,271
                                                               2003        0.975           1.358                  29,774
                                                               2002        1.000           0.975                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.413           1.620                  59,498
                                                               2004        1.249           1.413                  42,482
                                                               2003        0.992           1.249                  15,585
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.636           1.895                 363,463
                                                               2004        1.338           1.636                 281,376
                                                               2003        0.986           1.338                  18,971
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.391           1.612                       -
                                                               2004        1.186           1.391                       -
                                                               2003        0.968           1.186                       -
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.225           1.270                       -
                                                               2004        1.181           1.225                       -
                                                               2003        0.963           1.181                       -
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.358           1.393                  29,418
                                                               2004        1.245           1.358                  30,325
                                                               2003        0.960           1.245                  17,243
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.218           1.372                   8,961
                                                               2004        1.147           1.218                   8,961
                                                               2003        0.948           1.147                   4,728
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.454           1.626                   1,395
                                                               2004        1.306           1.454                   8,292
                                                               2003        0.984           1.306                       -
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.422           1.620                 312,677
                                                               2004        1.289           1.422                 310,343
                                                               2003        0.961           1.289                 233,269
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.365           1.417                 612,262
                                                               2004        1.261           1.365                 612,287
                                                               2003        0.971           1.261                 359,401
                                                               2002        1.000           0.971                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.702           1.789                  14,515
                                                               2004        1.321           1.702                       -
                                                               2003        1.005           1.321                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299                       -
                                                               2004        1.074           1.203                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.297                       -
                                                               2004        1.067           1.201                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.425           1.465                  32,587
                                                               2004        1.304           1.425                  29,310
                                                               2003        0.969           1.304                  47,809
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.348           1.462                       -
                                                               2004        1.220           1.348                       -
                                                               2003        0.994           1.220                  37,934
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.764           2.205                  19,976
                                                               2004        1.443           1.764                  14,602
                                                               2003        1.000           1.443                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.490           1.610                  42,325
                                                               2004        1.282           1.490                  47,231

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------      ---------------

   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.282                  45,162
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.440           1.537                  11,908
                                                               2004        1.265           1.440                  11,908
                                                               2003        0.976           1.265                       -
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.273           1.302                 391,438
                                                               2004        1.193           1.273                 391,819
                                                               2003        0.977           1.193                 388,958
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.159           1.166                 148,667
                                                               2004        1.107           1.159                 150,453
                                                               2003        1.010           1.107                 110,657
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.310           1.339                 103,069
                                                               2004        1.211           1.310                 105,163
                                                               2003        0.967           1.211                 105,766
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.394           1.432                  21,353
                                                               2004        1.313           1.394                  24,903
                                                               2003        0.966           1.313                  21,353
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.535           1.686                       -
                                                               2004        1.299           1.535                       -
                                                               2003        0.983           1.299                       -
                                                               2002        1.000           0.983                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500             1.529              9,699
                                                               2004        1.331             1.500             24,726
                                                               2003        1.000             1.331             21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370             1.387                  -
                                                               2004        1.240             1.370                  -
                                                               2003        1.000             1.240                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.527             1.620             29,794
                                                               2004        1.255             1.527             29,800
                                                               2003        1.000             1.255             29,801

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115             1.116             60,291
                                                               2004        1.044             1.115             60,291
                                                               2003        1.000             1.044             57,878

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072             1.077            160,810
                                                               2004        1.042             1.072            179,966
                                                               2003        1.012             1.042            151,979
                                                               2002        1.000             1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.309             1.376                  -
                                                               2004        1.240             1.309                  -
                                                               2003        0.958             1.240                  -
                                                               2002        1.000             0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.428             1.572             67,482
                                                               2004        1.253             1.428             72,597
                                                               2003        0.994             1.253             72,597
                                                               2002        1.000             0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774             1.863             13,974
                                                               2004        1.433             1.774              8,360

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977             1.433              8,360
                                                               2002        1.000             0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.390             1.419             39,811
                                                               2004        1.309             1.390             39,816
                                                               2003        0.960             1.309             40,379
                                                               2002        1.000             0.960                  -

   Investors Fund - Class I (11/99)                            2005        1.347             1.407              6,103
                                                               2004        1.244             1.347              6,109
                                                               2003        0.959             1.244              3,053
                                                               2002        1.000             0.959                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.599             1.645                  -
                                                               2004        1.416             1.599                  -
                                                               2003        0.970             1.416                  -
                                                               2002        1.000             0.970                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.182             1.157             12,188
                                                               2004        1.166             1.182             12,194
                                                               2003        0.963             1.166              8,935
                                                               2002        1.000             0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.275             1.330                  -
                                                               2004        1.264             1.275                  -
                                                               2003        0.960             1.264                  -
                                                               2002        1.000             0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.307             1.349            171,214
                                                               2004        1.249             1.307            170,926
                                                               2003        0.969             1.249            412,874
                                                               2002        1.000             0.969                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.206             1.233          1,307,048
                                                               2004        1.171             1.206          1,869,909
                                                               2003        0.979             1.171          1,453,485
                                                               2002        1.000             0.979                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.343             1.403            100,626
                                                               2004        1.242             1.343            100,626
                                                               2003        0.963             1.242            100,626
                                                               2002        1.000             0.963                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.274             1.293             61,261
                                                               2004        1.216             1.274             61,261
                                                               2003        0.962             1.216             98,943
                                                               2002        1.000             0.962                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.281             1.366             20,979
                                                               2004        1.226             1.281             20,979
                                                               2003        0.967             1.226             20,979
                                                               2002        1.000             0.967                  -

   Equity Income Portfolio (11/99)                             2005        1.329             1.361             78,736
                                                               2004        1.233             1.329             79,753
                                                               2003        0.958             1.233             75,794
                                                               2002        1.000             0.958                  -

   Large Cap Portfolio (11/99)                                 2005        1.235             1.316                  -
                                                               2004        1.182             1.235                  -
                                                               2003        0.967             1.182                  -
                                                               2002        1.000             0.967                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.107                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.018                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000             1.052                  -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017             1.085                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011             1.029                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.314             1.444                  -
                                                               2004        1.156             1.314                  -
                                                               2003        0.973             1.156                  -
                                                               2002        1.000             0.973                  -

MFS Emerging Growth Portfolio (11/99)                          2005        1.360             1.318                  -
                                                               2004        1.230             1.360                  -
                                                               2003        0.971             1.230                  -
                                                               2002        1.000             0.971                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.465             1.481                  -
                                                               2004        1.309             1.465                  -
                                                               2003        0.974             1.309                  -
                                                               2002        1.000             0.974                  -

MFS Total Return Portfolio (11/99)                             2005        1.231             1.243            134,864
                                                               2004        1.127             1.231            143,268
                                                               2003        0.986             1.127            291,870
                                                               2002        1.000             0.986                  -

MFS Value Portfolio (5/04)                                     2005        1.118             1.167                  -
                                                               2004        0.972             1.118             22,795

Mondrian International Stock Portfolio (8/02)                  2005        1.433             1.540             63,875
                                                               2004        1.263             1.433             70,505
                                                               2003        1.001             1.263             67,375
                                                               2002        1.000             1.001                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.321             1.373              5,924
                                                               2004        1.212             1.321              5,930
                                                               2003        1.000             1.212              6,531

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.037                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092             1.110                   -
                                                               2004        0.983             1.092                   -

   Strategic Equity Portfolio (11/99)                          2005        1.362             1.363               8,608
                                                               2004        1.260             1.362               8,608
                                                               2003        0.969             1.260               8,608
                                                               2002        1.000             0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.113                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.108                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.088             1.081             346,221
                                                               2004        1.078             1.088             349,895
                                                               2003        1.014             1.078             275,876
                                                               2002        1.000             1.014                   -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.212             1.282                   -
                                                               2004        1.190             1.212                   -
                                                               2003        0.966             1.190                   -
                                                               2002        1.000             0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990             0.994                   -
                                                               2004        0.998             0.990                   -
                                                               2003        1.000             0.998                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.353             1.481             116,450
                                                               2004        1.254             1.353             120,515
                                                               2003        0.951             1.254              84,794
                                                               2002        1.000             0.951                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.365             1.373              70,824
                                                               2004        1.260             1.365              72,378
                                                               2003        1.007             1.260              79,359
                                                               2002        1.000             1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.424             1.560              27,987
                                                               2004        1.232             1.424              27,987
                                                               2003        0.986             1.232              27,987
                                                               2002        1.000             0.986                   -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.316             1.374              73,060
                                                               2004        1.213             1.316              73,060
                                                               2003        0.969             1.213              73,060
                                                               2002        1.000             0.969                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.348             1.391             107,618
                                                               2004        1.369             1.348             111,962
                                                               2003        0.946             1.369             105,885
                                                               2002        1.000             0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.346             1.430              48,015
                                                               2004        1.243             1.346              51,994
                                                               2003        0.977             1.243              49,273
                                                               2002        1.000             0.977                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.976             0.984              91,329
                                                               2004        0.987             0.976              91,329
                                                               2003        1.000             0.987              91,329
                                                               2002        1.000             1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.258             1.331               8,647
                                                               2004        1.198             1.258               9,019
                                                               2003        0.959             1.198               5,118
                                                               2002        1.000             0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.538             1.583              24,165
                                                               2004        1.357             1.538              24,165
                                                               2003        0.974             1.357              24,165
                                                               2002        1.000             0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.412             1.618             18,602
                                                               2004        1.248             1.412             18,606
                                                               2003        0.992             1.248             18,611
                                                               2002        1.000             0.992                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.635             1.892             48,157
                                                               2004        1.337             1.635             22,724
                                                               2003        0.986             1.337             21,215
                                                               2002        1.000             0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.389             1.610                  -
                                                               2004        1.186             1.389                  -
                                                               2003        0.968             1.186                  -
                                                               2002        1.000             0.968                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.224             1.268                  -
                                                               2004        1.181             1.224                  -
                                                               2003        0.963             1.181                  -
                                                               2002        1.000             0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356             1.391              3,217
                                                               2004        1.244             1.356              2,863
                                                               2003        0.960             1.244              2,259
                                                               2002        1.000             0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217             1.370                  -
                                                               2004        1.146             1.217                  -
                                                               2003        0.948             1.146                  -
                                                               2002        1.000             0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452             1.624             47,188
                                                               2004        1.305             1.452             26,165
                                                               2003        0.984             1.305             19,446
                                                               2002        1.000             0.984                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420             1.618             82,075
                                                               2004        1.288             1.420             61,511
                                                               2003        0.961             1.288             44,303
                                                               2002        1.000             0.961                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364             1.415             90,275
                                                               2004        1.261             1.364             83,688
                                                               2003        0.971             1.261             44,174
                                                               2002        1.000             0.971                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.701           1.787                  696
                                                               2004        1.321           1.701                    -
                                                               2003        1.005           1.321                    -
                                                               2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298               31,491
                                                               2004        1.074           1.202                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295                    -
                                                               2004        1.067           1.200                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.031                  443

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.424           1.463                8,791
                                                               2004        1.303           1.424                8,794
                                                               2003        0.969           1.303               12,822
                                                               2002        1.000           0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.347           1.459                    -
                                                               2004        1.220           1.347                    -
                                                               2003        0.994           1.220               13,197
                                                               2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202                5,840
                                                               2004        1.442           1.763                    -
                                                               2003        1.000           1.442               10,805

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.489           1.608               31,827
                                                               2004        1.281           1.489               29,138

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989             1.281            42,256
                                                               2002        1.000             0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.438             1.535            10,334
                                                               2004        1.265             1.438             3,214
                                                               2003        0.976             1.265                 -
                                                               2002        1.000             0.976                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.272             1.300            16,205
                                                               2004        1.193             1.272            11,841
                                                               2003        0.977             1.193                 -
                                                               2002        1.000             0.977                 -

   Diversified Strategic Income Portfolio (11/99)              2005        1.158             1.164                 -
                                                               2004        1.106             1.158                 -
                                                               2003        1.010             1.106                 -
                                                               2002        1.000             1.010                 -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.308             1.337             1,322
                                                               2004        1.211             1.308             1,326
                                                               2003        0.967             1.211                 -
                                                               2002        1.000             0.967                 -

   Fundamental Value Portfolio (12/99)                         2005        1.392             1.430            15,258
                                                               2004        1.312             1.392             9,242
                                                               2003        0.966             1.312                 -
                                                               2002        1.000             0.966                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533             1.684                 -
                                                               2004        1.298             1.533                 -
                                                               2003        0.983             1.298                 -
                                                               2002        1.000             0.983                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498             1.527              5,128
                                                               2004        1.330             1.498              3,083
                                                               2003        1.000             1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369             1.385             32,552
                                                               2004        1.239             1.369             17,462
                                                               2003        1.000             1.239                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.525             1.618             21,903
                                                               2004        1.255             1.525             12,982
                                                               2003        1.000             1.255                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114             1.115              5,990
                                                               2004        1.044             1.114              5,900
                                                               2003        1.000             1.044              5,270

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071             1.076             42,703
                                                               2004        1.042             1.071             17,777
                                                               2003        1.012             1.042             77,212
                                                               2002        1.000             1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.307             1.374                  -
                                                               2004        1.240             1.307                  -
                                                               2003        0.958             1.240                  -
                                                               2002        1.000             0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427             1.569                  -
                                                               2004        1.253             1.427                  -
                                                               2003        0.994             1.253                  -
                                                               2002        1.000             0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773             1.860             29,107
                                                               2004        1.433             1.773             27,512

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977              1.433             19,985
                                                               2002        1.000              0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.389              1.417              2,252
                                                               2004        1.308              1.389              2,252
                                                               2003        0.960              1.308              2,252
                                                               2002        1.000              0.960                  -

   Investors Fund - Class I (11/99)                            2005        1.345              1.405                  -
                                                               2004        1.243              1.345                  -
                                                               2003        0.958              1.243                  -
                                                               2002        1.000              0.958                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.597              1.642                293
                                                               2004        1.415              1.597                294
                                                               2003        0.970              1.415                  -
                                                               2002        1.000              0.970                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181              1.156                  -
                                                               2004        1.166              1.181                  -
                                                               2003        0.963              1.166                  -
                                                               2002        1.000              0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274              1.328                  -
                                                               2004        1.263              1.274                  -
                                                               2003        0.960              1.263                  -
                                                               2002        1.000              0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305              1.347             94,832
                                                               2004        1.249              1.305             90,528
                                                               2003        0.969              1.249             55,634
                                                               2002        1.000              0.969                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205             1.231             147,890
                                                               2004        1.171             1.205             152,364
                                                               2003        0.979             1.171                   -
                                                               2002        1.000             0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341             1.401              86,136
                                                               2004        1.241             1.341              66,075
                                                               2003        0.963             1.241              69,345
                                                               2002        1.000             0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.272             1.291              88,545
                                                               2004        1.216             1.272              88,545
                                                               2003        0.962             1.216              88,545
                                                               2002        1.000             0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.279             1.364               5,199
                                                               2004        1.226             1.279               5,199
                                                               2003        0.967             1.226                   -
                                                               2002        1.000             0.967                   -

   Equity Income Portfolio (11/99)                             2005        1.327             1.359              63,711
                                                               2004        1.232             1.327              63,717
                                                               2003        0.958             1.232              48,026
                                                               2002        1.000             0.958                   -

   Large Cap Portfolio (11/99)                                 2005        1.233             1.314                   -
                                                               2004        1.181             1.233                   -
                                                               2003        0.967             1.181                   -
                                                               2002        1.000             0.967                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.107                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.018              37,600

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000             1.052                 329

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017             1.085              31,853

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011             1.029                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.313             1.442                   -
                                                               2004        1.156             1.313                   -
                                                               2003        0.973             1.156                   -
                                                               2002        1.000             0.973                   -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.358             1.317                   -
                                                               2004        1.229             1.358                 637
                                                               2003        0.971             1.229                   -
                                                               2002        1.000             0.971                   -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.463             1.478               7,577
                                                               2004        1.308             1.463                   -
                                                               2003        0.974             1.308                   -
                                                               2002        1.000             0.974                   -

   MFS Total Return Portfolio (11/99)                          2005        1.230             1.242              91,391
                                                               2004        1.126             1.230              79,465
                                                               2003        0.986             1.126              42,779
                                                               2002        1.000             0.986                   -

   MFS Value Portfolio (5/04)                                  2005        1.118             1.166              16,812
                                                               2004        0.972             1.118                   -

   Mondrian International Stock Portfolio (8/02)               2005        1.432             1.537              19,548
                                                               2004        1.262             1.432               6,415
                                                               2003        1.001             1.262               6,515
                                                               2002        1.000             1.001                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.320             1.372                   -
                                                               2004        1.212             1.320                   -
                                                               2003        1.000             1.212                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091             1.109                  -
                                                               2004        0.983             1.091                  -

   Strategic Equity Portfolio (11/99)                          2005        1.361             1.361             22,633
                                                               2004        1.260             1.361             22,637
                                                               2003        0.969             1.260             22,642
                                                               2002        1.000             0.969                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.108                  -

   Travelers Managed Income Portfolio (11/99)                  2005        1.087             1.080             10,365
                                                               2004        1.078             1.087              5,947
                                                               2003        1.014             1.078                  -
                                                               2002        1.000             1.014                  -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.211             1.280                  -
                                                               2004        1.190             1.211                  -
                                                               2003        0.966             1.190                  -
                                                               2002        1.000             0.966                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989             0.993              6,368
                                                               2004        0.998             0.989              6,368
                                                               2003        1.000             0.998                  -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.351             1.479             30,150
                                                               2004        1.254             1.351             19,569
                                                               2003        0.951             1.254                  -
                                                               2002        1.000             0.951                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.363             1.371              4,006
                                                               2004        1.259             1.363              3,212
                                                               2003        1.007             1.259                  -
                                                               2002        1.000             1.007                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.423           1.558                    -
                                                               2004        1.231           1.423                    -
                                                               2003        0.986           1.231                    -
                                                               2002        1.000           0.986                    -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.314           1.372                    -
                                                               2004        1.212           1.314                    -
                                                               2003        0.969           1.212                    -
                                                               2002        1.000           0.969                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.346           1.388                9,487
                                                               2004        1.369           1.346                3,198
                                                               2003        0.946           1.369                    -
                                                               2002        1.000           0.946                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345           1.428               35,115
                                                               2004        1.242           1.345               35,115
                                                               2003        0.977           1.242               43,154
                                                               2002        1.000           0.977                    -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.983               12,874
                                                               2004        0.986           0.975               12,874
                                                               2003        1.000           0.986                    -
                                                               2002        1.000           1.000                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.257           1.329                    -
                                                               2004        1.198           1.257                    -
                                                               2003        0.959           1.198                    -
                                                               2002        1.000           0.959                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580               27,155
                                                               2004        1.356           1.537               27,733
                                                               2003        0.974           1.356               27,696
                                                               2002        1.000           0.974                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund

   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.410             1.615               9,867
                                                               2004        1.247             1.410               4,963
                                                               2003        0.991             1.247              18,902
                                                               2002        1.000             0.991                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.633             1.889              45,371
                                                               2004        1.336             1.633              43,882
                                                               2003        0.986             1.336              29,069
                                                               2002        1.000             0.986                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.111             1.287              48,830
                                                               2004        0.949             1.111              48,121
                                                               2003        0.775             0.949              47,448
                                                               2002        0.876             0.775              13,963

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.991             1.025             205,665
                                                               2004        0.956             0.991             326,881
                                                               2003        0.780             0.956             329,058
                                                               2002        1.142             0.780             360,945
                                                               2001        1.000             1.142              71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107             1.135             191,901

                                                               2004        1.016             1.107             193,936
                                                               2003        0.785             1.016             182,023
                                                               2002        0.980             0.785             102,137

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.028             1.156             345,897
                                                               2004        0.968             1.028             372,515
                                                               2003        0.801             0.968             394,719
                                                               2002        1.182             0.801             422,138
                                                               2001        1.000             1.182             170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.463             1.635             935,404
                                                               2004        1.316             1.463           1,024,798
                                                               2003        0.993             1.316           1,046,278
                                                               2002        1.187             0.993           1,010,551
                                                               2001        1.000             1.187             198,467

   Growth Fund - Class 2 Shares (11/99)                        2005        1.353             1.540           3,020,263
                                                               2004        1.227             1.353           3,308,359
                                                               2003        0.916             1.227           2,615,035

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Growth Fund - Class 2 Shares (continued)                    2002        1.237             0.916           1,878,262
                                                               2001        1.000             1.237             983,277

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.282             1.330           4,072,523
                                                               2004        1.186             1.282           4,515,478
                                                               2003        0.914             1.186           4,287,113
                                                               2002        1.143             0.914           3,413,144
                                                               2001        1.000             1.143             514,638

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.609             1.690             247,390
                                                               2004        1.250             1.609             316,497
                                                               2003        0.952             1.250             324,500
                                                               2002        1.046             0.952             254,096

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201             1.297              50,359
                                                               2004        1.074             1.201              44,617
                                                               2003        0.996             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199             1.294              14,965
                                                               2004        1.067             1.199              14,965
                                                               2003        1.016             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984             1.031                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.259             1.292             125,936
                                                               2004        1.153             1.259             171,589
                                                               2003        0.857             1.153             155,747
                                                               2002        1.227             0.857             175,953
                                                               2001        1.000             1.227               1,300

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.138             1.233             492,496
                                                               2004        1.031             1.138             486,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.841             1.031            406,480
                                                               2002        0.999             0.841            111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761             2.199             41,387
                                                               2004        1.442             1.761             34,887
                                                               2003        1.000             1.442             22,887

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.361             1.469            810,097
                                                               2004        1.172             1.361            886,919
                                                               2003        0.904             1.172            503,783
                                                               2002        1.134             0.904            319,815
                                                               2001        1.000             1.134             47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.160             1.237            139,787
                                                               2004        1.020             1.160             70,887
                                                               2003        0.788             1.020             27,006
                                                               2002        0.830             0.788             17,719

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.194             1.220          1,309,180
                                                               2004        1.120             1.194          1,589,270
                                                               2003        0.918             1.120          1,269,264
                                                               2002        1.136             0.918            996,324
                                                               2001        1.000             1.136            237,326

   Diversified Strategic Income Portfolio (11/99)              2005        1.189             1.195            595,922
                                                               2004        1.137             1.189            677,014
                                                               2003        1.039             1.137            641,867
                                                               2002        1.011             1.039            308,520
                                                               2001        1.000             1.011             32,007

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.173             1.198            401,863
                                                               2004        1.086             1.173            474,749
                                                               2003        0.867             1.086            389,159
                                                               2002        1.141             0.867            162,856
                                                               2001        1.000             1.141                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Fundamental Value Portfolio (12/99)                         2005        1.301             1.336           1,288,808
                                                               2004        1.227             1.301           1,688,943
                                                               2003        0.904             1.227           1,862,138
                                                               2002        1.172             0.904           1,831,590
                                                               2001        1.000             1.172             423,086

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.270             1.394               1,665
                                                               2004        1.076             1.270              40,908
                                                               2003        0.815             1.076              41,944
                                                               2002        1.158             0.815              38,099
                                                               2001        1.000             1.158              28,104

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497             1.525              16,382
                                                               2004        1.330             1.497               6,366
                                                               2003        1.018             1.330               4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368             1.383           1,032,878
                                                               2004        1.239             1.368           1,022,255
                                                               2003        1.021             1.239             136,043

   Mid-Cap Value Portfolio (5/03)                              2005        1.524             1.616             770,368
                                                               2004        1.254             1.524             681,732
                                                               2003        1.012             1.254             241,207

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113             1.113             334,031
                                                               2004        1.043             1.113             366,107
                                                               2003        1.002             1.043             162,740

   Total Return Portfolio - Administrative Class (5/01)        2005        1.132             1.137           3,743,613
                                                               2004        1.102             1.132           5,138,114
                                                               2003        1.071             1.102           5,603,583
                                                               2002        1.002             1.071           4,649,600
                                                               2001        1.000             1.002             359,558

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.159             1.218               8,375
                                                               2004        1.100             1.159             155,269
                                                               2003        0.850             1.100             172,684
                                                               2002        1.233             0.850              67,678
                                                               2001        1.000             1.233                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.315             1.445             208,427
                                                               2004        1.155             1.315             245,992
                                                               2003        0.917             1.155             262,993
                                                               2002        1.137             0.917             209,372
                                                               2001        1.000             1.137               4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.771             1.858             308,379
                                                               2004        1.433             1.771             400,281
                                                               2003        0.977             1.433             407,261
                                                               2002        1.220             0.977             286,310
                                                               2001        1.000             1.220              98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.196             1.219             679,420
                                                               2004        1.127             1.196             840,635
                                                               2003        0.827             1.127             867,910
                                                               2002        1.127             0.827             838,091
                                                               2001        1.000             1.127              74,887

   Investors Fund - Class I (11/99)                            2005        1.197             1.250             503,864
                                                               2004        1.107             1.197             545,432
                                                               2003        0.854             1.107             636,125
                                                               2002        1.133             0.854             526,307
                                                               2001        1.000             1.133              14,994

   Small Cap Growth Fund - Class I (11/99)                     2005        1.320             1.357             187,911
                                                               2004        1.171             1.320             249,354
                                                               2003        0.802             1.171             295,575
                                                               2002        1.255             0.802             244,170
                                                               2001        1.000             1.255              22,533

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.001             0.979             40,671
                                                               2004        0.989             1.001            109,047
                                                               2003        0.817             0.989            111,489
                                                               2002        1.127             0.817             40,123
                                                               2001        1.000             1.127                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.139             1.186            104,096
                                                               2004        1.130             1.139            110,268
                                                               2003        0.859             1.130             94,650
                                                               2002        1.197             0.859             85,309
                                                               2001        1.000             1.197                917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426             1.470          1,339,162
                                                               2004        1.365             1.426          1,369,104
                                                               2003        1.060             1.365          1,487,421
                                                               2002        0.976             1.060            156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274             1.301          1,334,895
                                                               2004        1.238             1.274          1,507,174
                                                               2003        1.037             1.238          1,222,514
                                                               2002        0.987             1.037            220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493             1.559            290,312
                                                               2004        1.382             1.493            313,379
                                                               2003        1.073             1.382            269,336
                                                               2002        1.041             1.073            155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411             1.432            155,585
                                                               2004        1.349             1.411            102,417
                                                               2003        1.068             1.349             54,230
                                                               2002        1.067             1.068             13,418

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.189             1.266             23,272
                                                               2004        1.139             1.189            101,154
                                                               2003        0.899             1.139            100,587
                                                               2002        1.206             0.899             99,352
                                                               2001        1.000             1.206             12,840

   Equity Income Portfolio (11/99)                             2005        1.317             1.348            528,779
                                                               2004        1.224             1.317            611,967
                                                               2003        0.952             1.224            607,249
                                                               2002        1.129             0.952            397,607
                                                               2001        1.000             1.129             10,873

   Large Cap Portfolio (11/99)                                 2005        1.096             1.167            113,401
                                                               2004        1.050             1.096            141,124
                                                               2003        0.860             1.050            147,137
                                                               2002        1.137             0.860             95,934
                                                               2001        1.000             1.137              8,222

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.107                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.018                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000             1.052                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017             1.085                  -

   Managed Allocation Series: Moderate-Conservative

   Portfolio (8/05)                                            2005        1.011             1.029                  -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.137             1.249            223,030
                                                               2004        1.002             1.137            248,325
                                                               2003        0.844             1.002            264,799
                                                               2002        1.151             0.844            226,138
                                                               2001        1.000             1.151             20,414

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.096             1.063                  -
                                                               2004        0.993             1.096            184,761
                                                               2003        0.785             0.993            185,305
                                                               2002        1.218             0.785            322,036
                                                               2001        1.000             1.218             25,458

   MFS Mid Cap Growth Portfolio (6/02)                         2005        0.822             0.830            279,928
                                                               2004        0.736             0.822             33,092
                                                               2003        0.548             0.736             29,675
                                                               2002        0.625             0.548              4,683

   MFS Total Return Portfolio (11/99)                          2005        1.250             1.261          2,554,221
                                                               2004        1.144             1.250          2,980,414
                                                               2003        1.002             1.144          2,969,160
                                                               2002        1.080             1.002          2,625,598
                                                               2001        1.000             1.080            476,441

   MFS Value Portfolio (5/04)                                  2005        1.117             1.165             28,462
                                                               2004        0.972             1.117             14,572

   Mondrian International Stock Portfolio (8/02)               2005        1.202             1.290            467,418
                                                               2004        1.060             1.202            421,402
                                                               2003        0.842             1.060            377,074
                                                               2002        0.844             0.842             10,138

   Pioneer Fund Portfolio (5/03)                               2005        1.319             1.370              7,103
                                                               2004        1.212             1.319              3,681
                                                               2003        1.022             1.212                  -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091             1.108             67,722
                                                               2004        0.982             1.091              7,038

   Strategic Equity Portfolio (11/99)                          2005        1.047             1.047            241,361
                                                               2004        0.970             1.047            326,300
                                                               2003        0.747             0.970            343,430
                                                               2002        1.148             0.747            286,272
                                                               2001        1.000             1.148             85,438

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.108                  -

   Travelers Managed Income Portfolio (11/99)                  2005        1.050             1.043            642,511
                                                               2004        1.042             1.050            997,824
                                                               2003        0.981             1.042          1,082,482
                                                               2002        0.980             0.981            969,658
                                                               2001        1.000             0.980            126,164

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.034             1.092             33,146
                                                               2004        1.016             1.034             98,222
                                                               2003        0.826             1.016            101,564
                                                               2002        1.193             0.826            105,425
                                                               2001        1.000             1.193             46,933

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989             0.991              8,759
                                                               2004        0.997             0.989             19,753
                                                               2003        1.000             0.997                579

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.136             1.242          2,286,488
                                                               2004        1.054             1.136          2,791,114
                                                               2003        0.800             1.054          2,170,608
                                                               2002        1.212             0.800          2,025,793
                                                               2001        1.000             1.212            522,726

   Smith Barney High Income Portfolio (11/99)                  2005        1.329             1.336            505,818
                                                               2004        1.228             1.329            808,876
                                                               2003        0.983             1.228            750,091
                                                               2002        1.037             0.983            446,090
                                                               2001        1.000             1.037             29,916

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.226             1.342              3,856
                                                               2004        1.062             1.226              3,856
                                                               2003        0.850             1.062             12,092

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                 2002        1.168             0.850               6,583
                                                               2001        1.000             1.168               1,076

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.090             1.137             265,411
                                                               2004        1.005             1.090             291,380
                                                               2003        0.804             1.005             357,237
                                                               2002        1.101             0.804             435,549
                                                               2001        1.000             1.101             171,941

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.237             1.275             604,781
                                                               2004        1.258             1.237             714,870
                                                               2003        0.870             1.258             566,137
                                                               2002        1.181             0.870             518,804
                                                               2001        1.000             1.181              61,317

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.343             1.425             388,860
                                                               2004        1.241             1.343             503,915
                                                               2003        0.976             1.241             546,831
                                                               2002        1.232             0.976             485,483
                                                               2001        1.000             1.232              97,391

   Smith Barney Money Market Portfolio (11/99)                 2005        0.967             0.974             204,477
                                                               2004        0.978             0.967             499,541
                                                               2003        0.992             0.978           1,139,300
                                                               2002        1.000             0.992           1,669,540
                                                               2001        1.000             1.000             207,523

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.981             1.037             144,555
                                                               2004        0.935             0.981             200,083
                                                               2003        0.750             0.935             194,819
                                                               2002        1.134             0.750             156,956
                                                               2001        1.000             1.134              69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394             1.432              45,408
                                                               2004        1.231             1.394              78,805

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.885             1.231             78,918
                                                               2002        1.215             0.885             77,835
                                                               2001        1.000             1.215                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.410             1.614            325,328
                                                               2004        1.248             1.410            357,392
                                                               2003        0.992             1.248            287,237
                                                               2002        1.118             0.992            223,681
                                                               2001        1.000             1.118             74,817

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.411             1.631            355,930
                                                               2004        1.155             1.411            314,692
                                                               2003        0.853             1.155            255,006
                                                               2002        0.992             0.853            148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.340             1.551             73,784
                                                               2004        1.145             1.340                  -
                                                               2003        1.000             1.145                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.152             1.191                  -
                                                               2004        1.112             1.152                  -
                                                               2003        1.000             1.112                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220             1.249             24,523
                                                               2004        1.120             1.220              4,812
                                                               2003        1.000             1.120                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.159             1.304                  -
                                                               2004        1.093             1.159                  -
                                                               2003        1.000             1.093                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.319             1.474            178,975
                                                               2004        1.187             1.319             99,580
                                                               2003        1.000             1.187             75,501

   Growth Fund - Class 2 Shares (11/99)                        2005        1.266             1.440            390,697
                                                               2004        1.149             1.266            222,148
                                                               2003        1.000             1.149             87,646

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.239             1.284            226,936
                                                               2004        1.147             1.239            125,019
                                                               2003        1.000             1.147             87,906

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.470             1.543                  -
                                                               2004        1.143             1.470                  -
                                                               2003        1.000             1.143                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201             1.295              12,858
                                                               2004        1.074             1.201                   -
                                                               2003        0.996             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199             1.293              19,763
                                                               2004        1.067             1.199                   -
                                                               2003        1.016             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984             1.031              70,308

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.302             1.336              95,391
                                                               2004        1.192             1.302              73,991
                                                               2003        1.000             1.192              72,821

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.232             1.334             122,543
                                                               2004        1.117             1.232               8,209
                                                               2003        1.000             1.117                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542             1.924              12,852
                                                               2004        1.263             1.542                   -
                                                               2003        1.000             1.263                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.364             1.472              60,925
                                                               2004        1.175             1.364                   -
                                                               2003        1.000             1.175                   -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.319             1.406                   -
                                                               2004        1.161             1.319                   -
                                                               2003        1.000             1.161                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.192             1.218             26,682
                                                               2004        1.119             1.192             26,682
                                                               2003        1.000             1.119                  -

   Diversified Strategic Income Portfolio (11/99)              2005        1.105             1.110             13,020
                                                               2004        1.057             1.105              9,845
                                                               2003        1.000             1.057                  -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.219             1.245              3,933
                                                               2004        1.130             1.219                  -
                                                               2003        1.000             1.130                  -

   Fundamental Value Portfolio (12/99)                         2005        1.238             1.271             41,533
                                                               2004        1.169             1.238             25,340
                                                               2003        1.000             1.169              2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.347             1.478                  -
                                                               2004        1.142             1.347                  -
                                                               2003        1.000             1.142                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320             1.344             62,492
                                                               2004        1.173             1.320                  -
                                                               2003        1.000             1.173                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258             1.272            102,438
                                                               2004        1.140             1.258                  -
                                                               2003        1.000             1.140                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404             1.488             85,822
                                                               2004        1.156             1.404             25,827
                                                               2003        1.000             1.156                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115             1.115             36,177
                                                               2004        1.046             1.115             24,973
                                                               2003        1.000             1.046              4,700

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Total Return Portfolio - Administrative Class (5/01)        2005        1.052             1.056            359,661
                                                               2004        1.024             1.052            191,473
                                                               2003        1.000             1.024             10,207

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.186             1.246                  -
                                                               2004        1.126             1.186                  -
                                                               2003        1.000             1.126                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343             1.475                  -
                                                               2004        1.180             1.343                  -
                                                               2003        1.000             1.180                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528             1.601             13,871
                                                               2004        1.236             1.528              1,314
                                                               2003        1.000             1.236              1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.241             1.264             37,563
                                                               2004        1.170             1.241             37,563
                                                               2003        1.000             1.170                  -

   Investors Fund - Class I (11/99)                            2005        1.240             1.293                  -
                                                               2004        1.147             1.240                  -
                                                               2003        1.000             1.147                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.394             1.432             11,063
                                                               2004        1.236             1.394                  -
                                                               2003        1.000             1.236                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.115             1.090             21,979
                                                               2004        1.101             1.115             57,419
                                                               2003        1.000             1.101                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160             1.207                  -
                                                               2004        1.151             1.160                  -
                                                               2003        1.000             1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179             1.215            526,827
                                                               2004        1.129             1.179            838,573
                                                               2003        1.000             1.129            120,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120             1.143            371,853
                                                               2004        1.089             1.120            186,971
                                                               2003        1.000             1.089              1,107

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231             1.284            102,069
                                                               2004        1.140             1.231            121,998
                                                               2003        1.000             1.140                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173             1.189             54,027
                                                               2004        1.122             1.173            193,059
                                                               2003        1.000             1.122                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.185             1.262                  -
                                                               2004        1.136             1.185                  -
                                                               2003        1.000             1.136                  -

   Equity Income Portfolio (11/99)                             2005        1.218             1.246                  -
                                                               2004        1.132             1.218                  -
                                                               2003        1.000             1.132                  -

   Large Cap Portfolio (11/99)                                 2005        1.172             1.247                  -
                                                               2004        1.123             1.172                  -
                                                               2003        1.000             1.123                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.106                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.017                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000             1.051                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017             1.084                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011             1.028                  -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.236             1.357                  -
                                                               2004        1.090             1.236                  -
                                                               2003        1.000             1.090                  -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.220             1.183                  -
                                                               2004        1.105             1.220                  -
                                                               2003        1.000             1.105                  -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.264             1.276                  -
                                                               2004        1.132             1.264                  -
                                                               2003        1.000             1.132                  -

   MFS Total Return Portfolio (11/99)                          2005        1.177             1.187            262,473
                                                               2004        1.078             1.177            104,798
                                                               2003        1.000             1.078             81,699

   MFS Value Portfolio (5/04)                                  2005        1.117             1.164             97,398
                                                               2004        0.972             1.117                  -

   Mondrian International Stock Portfolio (8/02)               2005        1.313             1.408             63,679
                                                               2004        1.158             1.313                  -
                                                               2003        1.000             1.158                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.226             1.273             24,893
                                                               2004        1.127             1.226                  -
                                                               2003        1.000             1.127                  -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.036                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091             1.107              7,102
                                                               2004        0.982             1.091                  -

   Strategic Equity Portfolio (11/99)                          2005        1.205             1.204                  -
                                                               2004        1.116             1.205                  -
                                                               2003        1.000             1.116                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.107                  -

   Travelers Managed Income Portfolio (11/99)                  2005        1.036             1.029              6,810
                                                               2004        1.029             1.036              5,115
                                                               2003        1.000             1.029                  -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.148             1.212             20,157
                                                               2004        1.128             1.148                  -
                                                               2003        1.000             1.128                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988             0.990             33,655
                                                               2004        0.997             0.988             31,864
                                                               2003        1.000             0.997              2,406

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.223             1.337             64,036
                                                               2004        1.136             1.223             54,911
                                                               2003        1.000             1.136                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.191             1.197             57,438
                                                               2004        1.101             1.191             43,116
                                                               2003        1.000             1.101              2,546

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.354             1.482                  -
                                                               2004        1.173             1.354                  -
                                                               2003        1.000             1.173                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.242             1.296                  -
                                                               2004        1.147             1.242                  -
                                                               2003        1.000             1.147                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.148             1.183             12,773
                                                               2004        1.169             1.148             46,877
                                                               2003        1.000             1.169                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.252             1.328             23,642
                                                               2004        1.158             1.252             23,009
                                                               2003        1.000             1.158                  -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.982             0.989             78,034
                                                               2004        0.994             0.982                  -
                                                               2003        1.000             0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.169             1.236              3,267
                                                               2004        1.115             1.169              3,336
                                                               2003        1.000             1.115              2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.397             1.436              1,912
                                                               2004        1.234             1.397              1,478
                                                               2003        1.000             1.234              1,397

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.288             1.474            105,425
                                                               2004        1.141             1.288                  -
                                                               2003        1.000             1.141                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.462             1.690             20,828
                                                               2004        1.198             1.462              4,757
                                                               2003        1.000             1.198                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.385             1.602              5,975
                                                               2004        1.184             1.385                769
                                                               2003        0.968             1.184                  -
                                                               2002        1.000             0.968                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.220             1.262                  -
                                                               2004        1.179             1.220                  -
                                                               2003        0.963             1.179                  -
                                                               2002        1.000             0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.352             1.384                  -
                                                               2004        1.242             1.352                  -
                                                               2003        0.960             1.242                  -
                                                               2002        1.000             0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.213             1.364             62,770
                                                               2004        1.144             1.213             58,277
                                                               2003        0.948             1.144              1,664
                                                               2002        1.000             0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.448             1.616            482,005
                                                               2004        1.303             1.448            458,220
                                                               2003        0.984             1.303             36,452
                                                               2002        1.000             0.984                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.416             1.611          1,445,146
                                                               2004        1.286             1.416          1,368,378
                                                               2003        0.960             1.286             70,233
                                                               2002        1.000             0.960                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.360             1.409          1,347,106
                                                               2004        1.259             1.360          1,289,883
                                                               2003        0.971             1.259            144,983
                                                               2002        1.000             0.971                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.696           1.779             62,620
                                                               2004        1.319           1.696             58,367
                                                               2003        1.005           1.319              4,827
                                                               2002        1.000           1.005                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.200           1.294            420,136
                                                               2004        1.073           1.200            361,311
                                                               2003        1.000           1.073                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.198           1.291            276,788
                                                               2004        1.067           1.198            264,527
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.420           1.456              9,365
                                                               2004        1.301           1.420              9,365
                                                               2003        0.969           1.301              9,365
                                                               2002        1.000           0.969                  -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.342           1.453            207,118
                                                               2004        1.218           1.342            176,628
                                                               2003        0.994           1.218             60,706
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.759           2.193            106,758
                                                               2004        1.441           1.759             65,328
                                                               2003        1.000           1.441              7,709

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.484           1.601            102,005
                                                               2004        1.279           1.484             95,320

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989             1.279              18,112
                                                               2002        1.000             0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.434             1.528             331,794
                                                               2004        1.263             1.434             286,389
                                                               2003        0.976             1.263              41,590
                                                               2002        1.000             0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.268             1.294              33,097
                                                               2004        1.191             1.268              33,097
                                                               2003        0.977             1.191              33,097
                                                               2002        1.000             0.977                   -

   Diversified Strategic Income Portfolio (11/99)              2005        1.154             1.158               9,539
                                                               2004        1.105             1.154               9,539
                                                               2003        1.010             1.105               9,539
                                                               2002        1.000             1.010                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.304             1.331             357,933
                                                               2004        1.209             1.304             411,278
                                                               2003        0.967             1.209              48,170
                                                               2002        1.000             0.967                   -

   Fundamental Value Portfolio (12/99)                         2005        1.388             1.423               8,642
                                                               2004        1.310             1.388               8,642
                                                               2003        0.966             1.310               8,642
                                                               2002        1.000             0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.529             1.676                   -
                                                               2004        1.296             1.529                   -
                                                               2003        0.983             1.296                   -
                                                               2002        1.000             0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.495             1.521             184,983
                                                               2004        1.329             1.495             182,013
                                                               2003        1.000             1.329              13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.365             1.380             258,906
                                                               2004        1.238             1.365             250,029
                                                               2003        1.000             1.238              18,755

   Mid-Cap Value Portfolio (5/03)                              2005        1.522             1.612             602,227
                                                               2004        1.253             1.522             558,676
                                                               2003        1.000             1.253              30,096

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111             1.110             225,093
                                                               2004        1.043             1.111             159,740
                                                               2003        1.000             1.043               6,497

   Total Return Portfolio - Administrative Class (5/01)        2005        1.068             1.071             574,292
                                                               2004        1.040             1.068             536,319
                                                               2003        1.012             1.040              52,717
                                                               2002        1.000             1.012                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        1.303             1.368                   -
                                                               2004        1.238             1.303                   -
                                                               2003        0.958             1.238                   -
                                                               2002        1.000             0.958                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.422             1.562              75,118
                                                               2004        1.251             1.422              64,572
                                                               2003        0.994             1.251                   -
                                                               2002        1.000             0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.767             1.851             175,716
                                                               2004        1.431             1.767             162,126

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977             1.431              11,692
                                                               2002        1.000             0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.385             1.410              81,352
                                                               2004        1.306             1.385              72,942
                                                               2003        0.960             1.306               2,066
                                                               2002        1.000             0.960                   -

   Investors Fund - Class I (11/99)                            2005        1.341             1.398             123,801
                                                               2004        1.241             1.341             114,838
                                                               2003        0.958             1.241               2,898
                                                               2002        1.000             0.958                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.592             1.635              92,752
                                                               2004        1.413             1.592              78,737
                                                               2003        0.970             1.413              14,928
                                                               2002        1.000             0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.178             1.150                   -
                                                               2004        1.164             1.178                   -
                                                               2003        0.963             1.164                   -
                                                               2002        1.000             0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.270             1.322                   -
                                                               2004        1.261             1.270                   -
                                                               2003        0.960             1.261                   -
                                                               2002        1.000             0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.301             1.341              62,731
                                                               2004        1.247             1.301              62,758
                                                               2003        0.969             1.247             128,588
                                                               2002        1.000             0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.201             1.226              36,551
                                                               2004        1.169             1.201              36,551
                                                               2003        0.979             1.169             197,996
                                                               2002        1.000             0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.337             1.395                   -
                                                               2004        1.239             1.337                   -
                                                               2003        0.962             1.239                   -
                                                               2002        1.000             0.962                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.268             1.285              55,748
                                                               2004        1.214             1.268              55,748
                                                               2003        0.961             1.214              30,431
                                                               2002        1.000             0.961                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.275             1.357              46,791
                                                               2004        1.224             1.275              41,960
                                                               2003        0.967             1.224              11,023
                                                               2002        1.000             0.967                   -

   Equity Income Portfolio (11/99)                             2005        1.323             1.353             175,114
                                                               2004        1.230             1.323             183,922
                                                               2003        0.958             1.230                   -
                                                               2002        1.000             0.958                   -

   Large Cap Portfolio (11/99)                                 2005        1.230             1.308              26,320
                                                               2004        1.179             1.230              21,855
                                                               2003        0.967             1.179               2,446
                                                               2002        1.000             0.967                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.106                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.017              28,480

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000             1.051            161,755

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017             1.084                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011             1.028                  -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.309             1.435            128,179
                                                               2004        1.154             1.309            123,977
                                                               2003        0.973             1.154              6,398
                                                               2002        1.000             0.973                  -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.354             1.313                  -
                                                               2004        1.227             1.354             25,588
                                                               2003        0.971             1.227                  -
                                                               2002        1.000             0.971                  -

   MFS Mid Cap Growth Portfolio (6/02)                         2005        1.459             1.472            107,840
                                                               2004        1.306             1.459             74,203
                                                               2003        0.974             1.306              6,590
                                                               2002        1.000             0.974                  -

   MFS Total Return Portfolio (11/99)                          2005        1.226             1.236          1,399,762
                                                               2004        1.124             1.226          1,265,778
                                                               2003        0.986             1.124            129,554
                                                               2002        1.000             0.986                  -

   MFS Value Portfolio (5/04)                                  2005        1.117             1.163             98,144
                                                               2004        0.972             1.117             15,762

   Mondrian International Stock Portfolio (8/02)               2005        1.428             1.530            155,122
                                                               2004        1.260             1.428            158,573
                                                               2003        1.001             1.260              8,954
                                                               2002        1.000             1.001                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.317             1.366              8,038
                                                               2004        1.211             1.317              7,877
                                                               2003        1.000             1.211                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.036                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.090             1.106             63,092
                                                               2004        0.982             1.090             52,796

   Strategic Equity Portfolio (11/99)                          2005        1.357             1.355             22,596
                                                               2004        1.258             1.357             22,596
                                                               2003        0.969             1.258             18,537
                                                               2002        1.000             0.969                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.111              5,892

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.107              5,163

   Travelers Managed Income Portfolio (11/99)                  2005        1.083             1.075             53,668
                                                               2004        1.076             1.083             53,668
                                                               2003        1.014             1.076             53,668
                                                               2002        1.000             1.014                  -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.207             1.274                  -
                                                               2004        1.188             1.207                  -
                                                               2003        0.966             1.188                  -
                                                               2002        1.000             0.966                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987             0.989            382,852
                                                               2004        0.997             0.987            334,352
                                                               2003        1.000             0.997             18,897

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.347             1.472                  -
                                                               2004        1.252             1.347                  -
                                                               2003        0.951             1.252                  -
                                                               2002        1.000             0.951                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.359             1.365             10,290
                                                               2004        1.257             1.359             10,296
                                                               2003        1.007             1.257              9,918
                                                               2002        1.000             1.007                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.418             1.551                   -
                                                               2004        1.230             1.418                   -
                                                               2003        0.986             1.230                   -
                                                               2002        1.000             0.986                   -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.310             1.366                   -
                                                               2004        1.210             1.310                   -
                                                               2003        0.969             1.210                   -
                                                               2002        1.000             0.969                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.342             1.382                   -
                                                               2004        1.366             1.342                   -
                                                               2003        0.946             1.366                   -
                                                               2002        1.000             0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.341             1.421              19,016
                                                               2004        1.240             1.341              19,016
                                                               2003        0.977             1.240              19,016
                                                               2002        1.000             0.977                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.972             0.978              24,852
                                                               2004        0.985             0.972              24,852
                                                               2003        0.999             0.985              24,852
                                                               2002        1.000             0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.253             1.323                   -
                                                               2004        1.196             1.253                   -
                                                               2003        0.959             1.196                   -
                                                               2002        1.000             0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.532             1.573                   -
                                                               2004        1.354             1.532                   -
                                                               2003        0.974             1.354                   -
                                                               2002        1.000             0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.406             1.608              9,433
                                                               2004        1.246             1.406              9,433
                                                               2003        0.991             1.246              9,433
                                                               2002        1.000             0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.628             1.881            486,945
                                                               2004        1.334             1.628            479,347
                                                               2003        0.986             1.334             43,499
                                                               2002        1.000             0.986                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Adivsor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic
Income Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.

                             VINTAGE II (SERIES II)

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.128             1.314              2,782
                                                               2004        0.958             1.128                  -
                                                               2003        0.779             0.958                  -
                                                               2002        0.877             0.779                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.124             1.158                860
                                                               2004        1.025             1.124                864
                                                               2003        0.787             1.025                868
                                                               2002        0.980             0.787                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.783             0.886                  -
                                                               2004        0.734             0.783             17,630
                                                               2003        0.604             0.734             18,349
                                                               2002        0.886             0.604             18,360
                                                               2001        1.000             0.886             19,131

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.120             1.258            235,355
                                                               2004        1.002             1.120            181,927
                                                               2003        0.752             1.002             76,683
                                                               2002        0.894             0.752             75,028
                                                               2001        1.000             0.894                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        0.970             1.110            698,088
                                                               2004        0.875             0.970            593,038
                                                               2003        0.649             0.875            268,895
                                                               2002        0.872             0.649            153,455
                                                               2001        1.000             0.872             43,592

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.093             1.140            949,591
                                                               2004        1.005             1.093            854,187
                                                               2003        0.771             1.005            591,132
                                                               2002        0.958             0.771            412,481
                                                               2001        1.000             0.958            282,886

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.634             1.725                   -
                                                               2004        1.262             1.634                   -
                                                               2003        0.956             1.262                   -
                                                               2002        1.047             0.956                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.209             1.312              21,130
                                                               2004        1.074             1.209                   -
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.207             1.309                   -
                                                               2004        1.068             1.207                   -
                                                               2003        1.000             1.068                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984             1.035                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.971             1.002              48,638
                                                               2004        0.884             0.971              41,181
                                                               2003        0.654             0.884              28,472
                                                               2002        0.931             0.654               8,988
                                                               2001        1.000             0.931               8,988

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.155             1.258             147,492
                                                               2004        1.041             1.155              95,267
                                                               2003        0.844             1.041              20,308
                                                               2002        0.999             0.844                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.778             2.232              48,416
                                                               2004        1.447             1.778              16,964
                                                               2003        1.000             1.447               4,464

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.092             1.185              64,761
                                                               2004        0.935             1.092              61,429

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.718             0.935              26,203
                                                               2002        0.895             0.718               8,848
                                                               2001        1.000             0.895               8,848

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.177             1.263              79,885
                                                               2004        1.030             1.177              17,824
                                                               2003        0.791             1.030                   -
                                                               2002        0.832             0.791                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.003             1.030             279,720
                                                               2004        0.936             1.003             287,355
                                                               2003        0.763             0.936             202,023
                                                               2002        0.939             0.763             116,078
                                                               2001        1.000             0.939             107,026

   Diversified Strategic Income Portfolio (11/99)              2005        1.191             1.203             119,950
                                                               2004        1.133             1.191             120,223
                                                               2003        1.029             1.133              25,126
                                                               2002        0.996             1.029               9,724
                                                               2001        1.000             0.996               5,300

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.954             0.980               3,495
                                                               2004        0.878             0.954              17,871
                                                               2003        0.698             0.878              14,429
                                                               2002        0.913             0.698              14,429
                                                               2001        1.000             0.913              14,429

   Fundamental Value Portfolio (12/99)                         2005        1.034             1.068             895,841
                                                               2004        0.970             1.034             901,250
                                                               2003        0.710             0.970             720,355
                                                               2002        0.916             0.710             671,634
                                                               2001        1.000             0.916             204,782

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.877             0.968             192,864
                                                               2004        0.739             0.877             217,020
                                                               2003        0.556             0.739             223,802
                                                               2002        0.786             0.556             171,434
                                                               2001        1.000             0.786              69,922

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.511             1.548               8,135
                                                               2004        1.335             1.511               8,512
                                                               2003        1.000             1.335                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.380             1.404               4,623
                                                               2004        1.244             1.380                   -
                                                               2003        1.000             1.244                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.538             1.640              63,086
                                                               2004        1.259             1.538             106,225
                                                               2003        1.000             1.259              21,310

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124             1.130              41,010
                                                               2004        1.047             1.124              24,543
                                                               2003        1.000             1.047              16,532

   Total Return Portfolio - Administrative Class (5/01)        2005        1.197             1.208             263,610
                                                               2004        1.159             1.197             232,053
                                                               2003        1.120             1.159             146,666
                                                               2002        1.042             1.120              77,194
                                                               2001        1.000             1.042                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.055             1.167               7,540
                                                               2004        0.922             1.055              11,446
                                                               2003        0.728             0.922                   -
                                                               2002        0.898             0.728                   -
                                                               2001        1.000             0.898                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.520             1.603              27,484
                                                               2004        1.223             1.520               9,788
                                                               2003        0.829             1.223               9,041
                                                               2002        1.030             0.829                   -
                                                               2001        1.000             1.030                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.015             1.041            171,375
                                                               2004        0.952             1.015            179,686
                                                               2003        0.695             0.952            166,580
                                                               2002        0.941             0.695            116,360
                                                               2001        1.000             0.941              2,440

   Investors Fund - Class I (11/99)                            2005        1.000             1.049             60,504
                                                               2004        0.920             1.000             54,527
                                                               2003        0.705             0.920             53,797
                                                               2002        0.931             0.705             10,871
                                                               2001        1.000             0.931              7,772

   Small Cap Growth Fund - Class I (11/99)                     2005        0.999             1.032             18,257
                                                               2004        0.881             0.999             17,350
                                                               2003        0.601             0.881             57,663
                                                               2002        0.934             0.601                  -
                                                               2001        1.000             0.934                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.812             0.799              2,434
                                                               2004        0.798             0.812              2,441
                                                               2003        0.656             0.798                  -
                                                               2002        0.900             0.656                  -
                                                               2001        1.000             0.900                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.881             0.923                  -
                                                               2004        0.869             0.881                  -
                                                               2003        0.657             0.869                  -
                                                               2002        0.911             0.657                  -
                                                               2001        1.000             0.911                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.443             1.497            747,131
                                                               2004        1.374             1.443            575,415
                                                               2003        1.061             1.374            386,731
                                                               2002        1.000             1.061                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.290             1.325             559,921
                                                               2004        1.247             1.290             703,763
                                                               2003        1.038             1.247              16,875
                                                               2002        1.000             1.038                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.512             1.587              30,598
                                                               2004        1.392             1.512              17,052
                                                               2003        1.074             1.392               8,661
                                                               2002        1.000             1.074                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.429             1.457              85,574
                                                               2004        1.359             1.429              85,601
                                                               2003        1.069             1.359               7,342
                                                               2002        1.000             1.069                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.885             0.948               6,701
                                                               2004        0.844             0.885              33,843
                                                               2003        0.662             0.844                   -
                                                               2002        0.883             0.662                   -
                                                               2001        1.000             0.883                   -

   Equity Income Portfolio (11/99)                             2005        1.112             1.145              57,849
                                                               2004        1.027             1.112              95,925
                                                               2003        0.795             1.027              41,127
                                                               2002        0.938             0.795                   -
                                                               2001        1.000             0.938                   -

   Large Cap Portfolio (11/99)                                 2005        0.864             0.925              33,921
                                                               2004        0.823             0.864              48,492
                                                               2003        0.670             0.823              31,951
                                                               2002        0.881             0.670              14,572
                                                               2001        1.000             0.881              14,572

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.110                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.021                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000            1.055                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017            1.088                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.012            1.032                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.869            0.959              38,686
                                                               2004        0.761            0.869              51,080
                                                               2003        0.637            0.761              28,327
                                                               2002        0.864            0.637              28,338
                                                               2001        1.000            0.864              19,312

   MFS Emerging Growth Portfolio (11/99)                       2005        0.766            0.743                   -
                                                               2004        0.689            0.766              49,788
                                                               2003        0.542            0.689              50,505
                                                               2002        0.836            0.542              50,516
                                                               2001        1.000            0.836             153,113

   MFS Mid Cap Growth Portfolio (6/02)                         2005        0.835            0.848              37,031
                                                               2004        0.743            0.835                   -
                                                               2003        0.550            0.743                   -
                                                               2002        0.626            0.550                   -

   MFS Total Return Portfolio (11/99)                          2005        1.147            1.163             312,021
                                                               2004        1.044            1.147             379,696
                                                               2003        0.910            1.044             209,447
                                                               2002        0.975            0.910             237,582
                                                               2001        1.000            0.975               9,192

   MFS Value Portfolio (5/04)                                  2005        1.121            1.176               1,563
                                                               2004        0.973            1.121                   -

   Mondrian International Stock Portfolio (8/02)               2005        1.221            1.317              38,941
                                                               2004        1.071            1.221              15,306
                                                               2003        0.845            1.071              12,070
                                                               2002        0.846            0.845                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.331             1.390              30,616
                                                               2004        1.216             1.331              38,807
                                                               2003        1.000             1.216               1,661

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.040                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.095             1.118              22,480
                                                               2004        0.983             1.095               3,736

   Strategic Equity Portfolio (11/99)                          2005        0.789             0.793              31,112
                                                               2004        0.727             0.789              45,959
                                                               2003        0.556             0.727              45,975
                                                               2002        0.850             0.556              44,777
                                                               2001        1.000             0.850              80,728

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.116                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.112                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.098             1.097              83,144
                                                               2004        1.084             1.098              77,673
                                                               2003        1.015             1.084              72,610
                                                               2002        1.008             1.015             379,957
                                                               2001        1.000             1.008              13,390

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.814             0.864               1,755
                                                               2004        0.795             0.814               1,758
                                                               2003        0.643             0.795                   -
                                                               2002        0.923             0.643                   -
                                                               2001        1.000             0.923              10,283

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996             1.004             104,652
                                                               2004        0.999             0.996             138,011
                                                               2003        1.000             0.999                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        0.870             0.957             704,991
                                                               2004        0.803             0.870             717,090
                                                               2003        0.606             0.803             488,926

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        0.913             0.606             371,106
                                                               2001        1.000             0.913             182,759

   Smith Barney High Income Portfolio (11/99)                  2005        1.215             1.228             126,151
                                                               2004        1.116             1.215             108,477
                                                               2003        0.889             1.116              45,864
                                                               2002        0.932             0.889                   -
                                                               2001        1.000             0.932                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.984             1.020             223,559
                                                               2004        0.995             0.984             234,157
                                                               2003        0.684             0.995             114,140
                                                               2002        0.923             0.684              52,502
                                                               2001        1.000             0.923              43,609

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.029             1.098              19,997
                                                               2004        0.946             1.029              26,557
                                                               2003        0.740             0.946              24,376
                                                               2002        0.929             0.740              17,857
                                                               2001        1.000             0.929              17,857

   Smith Barney Money Market Portfolio (11/99)                 2005        0.990             1.002              27,755
                                                               2004        0.996             0.990              27,330
                                                               2003        1.004             0.996              47,831
                                                               2002        1.007             1.004              53,821
                                                               2001        1.000             1.007              70,113

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.745             0.792              18,487
                                                               2004        0.706             0.745              38,914
                                                               2003        0.563             0.706              38,020
                                                               2002        0.846             0.563              33,984
                                                               2001        1.000             0.846             165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.093             1.129              47,718
                                                               2004        0.959             1.093              20,115
                                                               2003        0.686             0.959              27,453

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.937             0.686                   -
                                                               2001        1.000             0.937                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.209             1.392              92,049
                                                               2004        1.064             1.209              97,482
                                                               2003        0.842             1.064              41,891
                                                               2002        0.943             0.842               3,134
                                                               2001        1.000             0.943             128,929

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.432             1.665              47,224
                                                               2004        1.166             1.432              25,682
                                                               2003        0.856             1.166              13,063
                                                               2002        0.993             0.856                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.127             1.311              13,286
                                                               2004        0.957             1.127                   -
                                                               2003        0.778             0.957                   -
                                                               2002        0.877             0.778                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.122             1.156              92,207
                                                               2004        1.025             1.122             111,013
                                                               2003        0.787             1.025              76,133
                                                               2002        0.980             0.787              27,078

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.663             0.749             928,297
                                                               2004        0.621             0.663           1,056,112
                                                               2003        0.511             0.621           1,149,526
                                                               2002        0.751             0.511           1,363,047
                                                               2001        0.924             0.751           1,490,271
                                                               2000        1.127             0.924           1,121,509
                                                               1999        1.000             1.127              99,866

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.022             1.147           1,276,068
                                                               2004        0.914             1.022           1,275,142
                                                               2003        0.686             0.914           1,189,877
                                                               2002        0.817             0.686           1,012,199
                                                               2001        0.967             0.817             979,507
                                                               2000        1.210             0.967             894,278
                                                               1999        1.000             1.210              45,911

   Growth Fund - Class 2 Shares (11/99)                        2005        1.073             1.228           3,408,918
                                                               2004        0.969             1.073           3,554,321
                                                               2003        0.719             0.969           3,511,737
                                                               2002        0.967             0.719           3,293,592
                                                               2001        1.200             0.967           2,760,602
                                                               2000        1.167             1.200           2,103,315
                                                               1999        1.000             1.167             131,798

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.270             1.324           2,638,969
                                                               2004        1.169             1.270           2,607,605
                                                               2003        0.896             1.169           2,496,903
                                                               2002        1.115             0.896           2,302,002

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth-Income Fund - Class 2 Shares  (continued)            2001        1.104             1.115           1,629,102
                                                               2000        1.039             1.104             898,869
                                                               1999        1.000             1.039             303,426

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.632             1.722               4,790
                                                               2004        1.261             1.632                   -
                                                               2003        0.956             1.261                   -
                                                               2002        1.047             0.956                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208             1.311              35,224
                                                               2004        1.074             1.208              26,210
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.206             1.308              16,785
                                                               2004        1.067             1.206              16,785
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984             1.034              44,370

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.868             0.895             768,986
                                                               2004        0.790             0.868           1,095,424
                                                               2003        0.585             0.790           1,130,463
                                                               2002        0.833             0.585           1,301,515
                                                               2001        0.998             0.833             712,665
                                                               2000        1.215             0.998             613,514
                                                               1999        1.000             1.215             113,599

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.153             1.256             314,362
                                                               2004        1.040             1.153             289,908
                                                               2003        0.844             1.040             114,927
                                                               2002        0.999             0.844              10,215

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.776             2.229              95,280
                                                               2004        1.446             1.776              75,339
                                                               2003        1.000             1.446              45,169

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.079             1.171             584,912
                                                               2004        0.925             1.079             597,048
                                                               2003        0.710             0.925             618,363
                                                               2002        0.886             0.710             599,032
                                                               2001        1.071             0.886             644,881
                                                               2000        1.114             1.071             417,144
                                                               1999        1.000             1.114              68,217

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.176             1.260              23,480
                                                               2004        1.029             1.176                   -
                                                               2003        0.791             1.029                   -
                                                               2002        0.831             0.791                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.032             1.060           1,765,138
                                                               2004        0.964             1.032           1,794,351
                                                               2003        0.786             0.964           1,795,814
                                                               2002        0.968             0.786           1,216,251
                                                               2001        1.024             0.968             894,292
                                                               2000        1.044             1.024             442,561
                                                               1999        1.000             1.044              38,295

   Diversified Strategic Income Portfolio (11/99)              2005        1.226             1.238             376,568
                                                               2004        1.166             1.226             572,079
                                                               2003        1.060             1.166             595,399
                                                               2002        1.027             1.060             494,056
                                                               2001        1.011             1.027             520,827
                                                               2000        0.999             1.011             204,937
                                                               1999        1.000             0.999              15,447

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.857             0.880             542,873
                                                               2004        0.790             0.857             600,275
                                                               2003        0.628             0.790             687,394
                                                               2002        0.822             0.628             503,267
                                                               2001        0.952             0.822             336,668

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2000        1.067             0.952             212,335
                                                               1999        1.000             1.067               9,761

   Fundamental Value Portfolio (12/99)                         2005        1.293             1.334           1,844,285
                                                               2004        1.214             1.293           2,035,648
                                                               2003        0.889             1.214           2,047,218
                                                               2002        1.147             0.889           1,802,184
                                                               2001        1.230             1.147           1,333,668
                                                               2000        1.037             1.230             363,590
                                                               1999        1.000             1.037               2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.446             0.492             351,881
                                                               2004        0.376             0.446             388,869
                                                               2003        0.283             0.376             691,034
                                                               2002        0.400             0.283             688,256
                                                               2001        0.673             0.400             977,403
                                                               2000        1.000             0.673             393,620

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.510             1.546               6,617
                                                               2004        1.334             1.510               9,917
                                                               2003        1.000             1.334               3,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.379             1.402             158,849
                                                               2004        1.243             1.379             188,850
                                                               2003        1.000             1.243              79,663

   Mid-Cap Value Portfolio (5/03)                              2005        1.537             1.638             304,428
                                                               2004        1.258             1.537             279,335
                                                               2003        1.000             1.258              44,004

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.123             1.128             264,059
                                                               2004        1.047             1.123             261,701
                                                               2003        1.000             1.047              21,011

   Total Return Portfolio - Administrative Class (5/01)        2005        1.207             1.217           1,767,257
                                                               2004        1.168             1.207           2,051,135
                                                               2003        1.130             1.168           2,368,710

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.052             1.130           2,010,880
                                                               2001        1.005             1.052             278,487

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.005             1.111             159,519
                                                               2004        0.879             1.005             161,505
                                                               2003        0.694             0.879             171,882
                                                               2002        0.856             0.694             138,439
                                                               2001        0.995             0.856              48,818

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.602             1.689             279,275
                                                               2004        1.289             1.602             268,729
                                                               2003        0.875             1.289             321,040
                                                               2002        1.087             0.875             334,827
                                                               2001        1.029             1.087             122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.299             1.331             742,521
                                                               2004        1.218             1.299             776,123
                                                               2003        0.890             1.218             834,515
                                                               2002        1.206             0.890             879,355
                                                               2001        1.202             1.206             481,406
                                                               2000        1.033             1.202             143,927
                                                               1999        1.000             1.033               1,992

   Investors Fund - Class I (11/99)                            2005        1.182             1.240             558,878
                                                               2004        1.088             1.182             681,190
                                                               2003        0.835             1.088             555,621
                                                               2002        1.102             0.835             524,906
                                                               2001        1.168             1.102             503,746
                                                               2000        1.029             1.168             114,196
                                                               1999        1.000             1.029              28,784

   Small Cap Growth Fund - Class I (11/99)                     2005        1.280             1.322             137,486
                                                               2004        1.129             1.280             156,421
                                                               2003        0.770             1.129             151,638
                                                               2002        1.198             0.770             131,224
                                                               2001        1.312             1.198             127,611

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Small Cap Growth Fund - Class I  (continued)                2000        1.141             1.312             152,125
                                                               1999        1.000             1.141                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.805             0.791             131,516
                                                               2004        0.791             0.805             131,703
                                                               2003        0.650             0.791             131,894
                                                               2002        0.893             0.650             156,270
                                                               2001        1.033             0.893              17,631

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.863             0.903             178,519
                                                               2004        0.852             0.863             180,108
                                                               2003        0.644             0.852             197,660
                                                               2002        0.894             0.644             208,158
                                                               2001        1.011             0.894              82,304

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.442             1.494             374,323
                                                               2004        1.373             1.442             374,328
                                                               2003        1.061             1.373              85,870
                                                               2002        1.000             1.061                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.289             1.323             310,154
                                                               2004        1.246             1.289             273,927
                                                               2003        1.038             1.246             153,494
                                                               2002        1.000             1.038               8,043

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.510             1.584               6,055
                                                               2004        1.391             1.510               6,055
                                                               2003        1.074             1.391               6,060
                                                               2002        1.000             1.074                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.427             1.455              25,286
                                                               2004        1.358             1.427              38,020
                                                               2003        1.069             1.358              25,286
                                                               2002        1.000             1.069                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.864             0.925              56,499
                                                               2004        0.824             0.864             115,641
                                                               2003        0.647             0.824             126,065
                                                               2002        0.863             0.647             133,039
                                                               2001        0.977             0.863              69,934

   Equity Income Portfolio (11/99)                             2005        1.185             1.219             553,949
                                                               2004        1.095             1.185             569,818
                                                               2003        0.848             1.095             528,737
                                                               2002        1.001             0.848             436,367
                                                               2001        1.089             1.001             331,110
                                                               2000        1.013             1.089             136,422
                                                               1999        1.000             1.013                   -

   Large Cap Portfolio (11/99)                                 2005        0.715             0.765             218,304
                                                               2004        0.681             0.715             277,766
                                                               2003        0.555             0.681             279,545
                                                               2002        0.730             0.555             273,546
                                                               2001        0.897             0.730             382,761
                                                               2000        1.065             0.897             278,920
                                                               1999        1.000             1.065               1,681

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045             1.110                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000             1.021              28,295

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000             1.055              27,687

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017             1.088                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011             1.032                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.755             0.833             199,885
                                                               2004        0.662             0.755             228,996
                                                               2003        0.555             0.662             228,040
                                                               2002        0.753             0.555             231,470

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Large Cap Core Portfolio  (continued)               2001        0.986             0.753             322,895
                                                               2000        1.061             0.986             209,499
                                                               1999        1.000             1.061               5,622

   MFS Emerging Growth Portfolio (11/99)                       2005        0.647             0.627                   -
                                                               2004        0.583             0.647             764,768
                                                               2003        0.458             0.583             943,023
                                                               2002        0.708             0.458             925,633
                                                               2001        1.126             0.708             917,344
                                                               2000        1.432             1.126             572,200
                                                               1999        1.000             1.432              15,369

   MFS Mid Cap Growth Portfolio (6/02)                         2005        0.834             0.846             564,075
                                                               2004        0.742             0.834                   -
                                                               2003        0.550             0.742                   -
                                                               2002        0.626             0.550                   -

   MFS Total Return Portfolio (11/99)                          2005        1.326             1.345           2,400,193
                                                               2004        1.209             1.326           2,459,645
                                                               2003        1.053             1.209           2,856,766
                                                               2002        1.129             1.053           2,037,079
                                                               2001        1.147             1.129           1,935,839
                                                               2000        0.999             1.147             850,618
                                                               1999        1.000             0.999                 442

   MFS Value Portfolio (5/04)                                  2005        1.121             1.175              41,537
                                                               2004        0.973             1.121                   -

   Mondrian International Stock Portfolio (8/02)               2005        1.219             1.315               5,780
                                                               2004        1.070             1.219              21,362
                                                               2003        0.845             1.070               4,455
                                                               2002        0.845             0.845                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.330             1.388                   -
                                                               2004        1.216             1.330                   -
                                                               2003        1.000             1.216                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000             1.040                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.094             1.117                   -
                                                               2004        0.983             1.094                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Strategic Equity Portfolio (11/99)                          2005        0.720             0.723           1,196,877
                                                               2004        0.663             0.720           1,323,337
                                                               2003        0.508             0.663           1,402,850
                                                               2002        0.777             0.508           1,577,020
                                                               2001        0.911             0.777           1,693,080
                                                               2000        1.132             0.911           1,230,540
                                                               1999        1.000             1.132             108,285

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.115                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005             1.111                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.207             1.205             450,544
                                                               2004        1.192             1.207             866,887
                                                               2003        1.116             1.192           1,221,287
                                                               2002        1.109             1.116           2,076,038
                                                               2001        1.056             1.109           3,161,019
                                                               2000        0.994             1.056             104,706
                                                               1999        1.000             0.994               2,457

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.656             0.696             591,510
                                                               2004        0.641             0.656             621,295
                                                               2003        0.519             0.641             629,942
                                                               2002        0.746             0.519             707,572
                                                               2001        0.962             0.746             863,697
                                                               2000        1.144             0.962             839,108
                                                               1999        1.000             1.144               3,773

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995             1.003               3,362
                                                               2004        0.999             0.995                   -
                                                               2003        1.000             0.999                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.238             1.361           2,695,119
                                                               2004        1.143             1.238           2,997,390
                                                               2003        0.863             1.143           3,306,728
                                                               2002        1.302             0.863           3,140,427
                                                               2001        1.378             1.302           2,715,298

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2000        1.209             1.378           1,521,381
                                                               1999        1.000             1.209             237,187

   Smith Barney High Income Portfolio (11/99)                  2005        1.134             1.146           1,177,670
                                                               2004        1.043             1.134           1,294,866
                                                               2003        0.830             1.043           1,485,267
                                                               2002        0.872             0.830           1,089,942
                                                               2001        0.920             0.872           1,070,312
                                                               2000        1.016             0.920             760,503
                                                               1999        1.000             1.016             113,822

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.914             0.947           2,215,937
                                                               2004        0.925             0.914           2,446,179
                                                               2003        0.637             0.925           2,553,696
                                                               2002        0.860             0.637           2,509,706
                                                               2001        0.998             0.860           2,611,474
                                                               2000        1.090             0.998           1,993,825
                                                               1999        1.000             1.090             110,096

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.333             1.422             717,224
                                                               2004        1.226             1.333             892,391
                                                               2003        0.960             1.226           1,034,561
                                                               2002        1.205             0.960           1,002,964
                                                               2001        1.360             1.205             794,981
                                                               2000        1.171             1.360             602,755
                                                               1999        1.000             1.171              19,386

   Smith Barney Money Market Portfolio (11/99)                 2005        1.052             1.065             725,537
                                                               2004        1.059             1.052             698,186
                                                               2003        1.069             1.059           1,074,514
                                                               2002        1.072             1.069           2,345,845
                                                               2001        1.050             1.072           2,726,939
                                                               2000        1.005             1.050             178,779
                                                               1999        1.000             1.005              50,000

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.704             0.749             900,444
                                                               2004        0.668             0.704           1,137,577
                                                               2003        0.533             0.668           1,166,632

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Emerging Growth Portfolio - Class I Shares  (continued)     2002        0.802             0.533           1,338,397
                                                               2001        1.189             0.802           1,351,840
                                                               2000        1.344             1.189             895,350
                                                               1999        1.000             1.344             116,490

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.100             1.136              68,352
                                                               2004        0.966             1.100              60,942
                                                               2003        0.691             0.966              63,365
                                                               2002        0.944             0.691              51,956
                                                               2001        0.987             0.944                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.154             1.328             730,969
                                                               2004        1.017             1.154             703,402
                                                               2003        0.804             1.017             543,203
                                                               2002        0.902             0.804             494,264
                                                               2001        1.045             0.902             457,948
                                                               2000        1.138             1.045             243,383
                                                               1999        1.000             1.138                 700

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.430             1.662             179,659
                                                               2004        1.165             1.430             115,758
                                                               2003        0.856             1.165              66,472
                                                               2002        0.993             0.856              27,894

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (6/02)                            2005        1.348             1.567                   -
                                                               2004        1.147             1.348                   -
                                                               2003        1.000             1.147                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.227             1.263               8,872
                                                               2004        1.122             1.227               8,872
                                                               2003        1.000             1.122                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.167             1.318                   -
                                                               2004        1.095             1.167                   -
                                                               2003        1.000             1.095                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.328             1.490              20,310
                                                               2004        1.189             1.328               2,250
                                                               2003        1.000             1.189               2,250

   Growth Fund - Class 2 Shares (11/99)                        2005        1.274             1.456              80,074
                                                               2004        1.151             1.274              45,903
                                                               2003        1.000             1.151               8,969

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.247             1.298              53,706
                                                               2004        1.149             1.247              40,061
                                                               2003        1.000             1.149              13,704

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.480             1.560                   -
                                                               2004        1.145             1.480                   -
                                                               2003        1.000             1.145                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207             1.308                   -
                                                               2004        1.074             1.207                   -
                                                               2003        1.000             1.074                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.205           1.305                  23,564
                                                            2004        1.067           1.205                  23,566
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.034                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        1.310           1.350                   8,300
                                                            2004        1.194           1.310                   8,300
                                                            2003        1.000           1.194                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.240           1.348                  20,440
                                                            2004        1.119           1.240                   1,424
                                                            2003        1.000           1.119                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.552           1.945                  14,717
                                                            2004        1.265           1.552                       -
                                                            2003        1.000           1.265                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.373           1.488                  20,764
                                                            2004        1.177           1.373                  20,764
                                                            2003        1.000           1.177                   2,264

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.327           1.422                       -
                                                            2004        1.163           1.327                       -
                                                            2003        1.000           1.163                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.200           1.231                  65,339
                                                            2004        1.121           1.200                  65,346
                                                            2003        1.000           1.121                       -

   Diversified Strategic Income Portfolio (11/99)           2005        1.112           1.122                  20,119
                                                            2004        1.059           1.112                  20,119
                                                            2003        1.000           1.059                   4,821

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Index Portfolio - Class II Shares (11/99)         2005        1.227           1.258                       -
                                                            2004        1.132           1.227                       -
                                                            2003        1.000           1.132                       -

   Fundamental Value Portfolio (12/99)                      2005        1.246           1.284                  18,906
                                                            2004        1.171           1.246                  19,082
                                                            2003        1.000           1.171                   8,914

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.355           1.493                   8,559
                                                            2004        1.144           1.355                   8,759
                                                            2003        1.000           1.144                  10,247

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.328           1.358                       -
                                                            2004        1.175           1.328                       -
                                                            2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.266           1.285                  19,273
                                                            2004        1.142           1.266                       -
                                                            2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.413           1.504                  17,042
                                                            2004        1.158           1.413                   2,357
                                                            2003        1.000           1.158                   2,357

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.122           1.127                  16,226
                                                            2004        1.048           1.122                  16,081
                                                            2003        1.000           1.048                  14,532

   Total Return Portfolio - Administrative Class (5/01)     2005        1.059           1.067                  10,467
                                                            2004        1.026           1.059                  10,318
                                                            2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.351           1.491                       -
                                                            2004        1.182           1.351                       -
                                                            2003        1.000           1.182                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.537           1.619                   2,258
                                                            2004        1.238           1.537                   2,258
                                                            2003        1.000           1.238                   2,258

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.248           1.278                   7,436
                                                            2004        1.172           1.248                   7,611
                                                            2003        1.000           1.172                   8,908

   Investors Fund - Class I (11/99)                         2005        1.247           1.307                   1,441
                                                            2004        1.149           1.247                   1,401
                                                            2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.402           1.447                   7,863
                                                            2004        1.239           1.402                   7,863
                                                            2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.122           1.101                  10,415
                                                            2004        1.103           1.122                  10,415
                                                            2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.167           1.220                       -
                                                            2004        1.153           1.167                       -
                                                            2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.186           1.228                  37,469
                                                            2004        1.131           1.186                 128,807
                                                            2003        1.000           1.131                  54,893

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.127           1.155                       -
                                                            2004        1.091           1.127                       -
                                                            2003        1.000           1.091                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.238           1.298                       -
                                                            2004        1.142           1.238                       -
                                                            2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.180           1.202                       -
                                                            2004        1.124           1.180                       -
                                                            2003        1.000           1.124                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.193           1.276                   9,975
                                                            2004        1.138           1.193                   9,975
                                                            2003        1.000           1.138                       -

   Equity Income Portfolio (11/99)                          2005        1.226           1.260                  31,418
                                                            2004        1.134           1.226                       -
                                                            2003        1.000           1.134                       -

   Large Cap Portfolio (11/99)                              2005        1.179           1.260                       -
                                                            2004        1.125           1.179                       -
                                                            2003        1.000           1.125                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.109                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.020                       -

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.054                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.087                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.011           1.031                       -

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.244           1.371                       -
                                                            2004        1.091           1.244                       -
                                                            2003        1.000           1.091                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (11/99)                    2005        1.228           1.191                       -
                                                            2004        1.107           1.228                       -
                                                            2003        1.000           1.107                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.272           1.290                       -
                                                            2004        1.134           1.272                       -
                                                            2003        1.000           1.134                       -

   MFS Total Return Portfolio (11/99)                       2005        1.185           1.200                  47,400
                                                            2004        1.080           1.185                  15,424
                                                            2003        1.000           1.080                  16,798

   MFS Value Portfolio (5/04)                               2005        1.120           1.173                  18,198
                                                            2004        0.973           1.120                       -

   Mondrian International Stock Portfolio (8/02)            2005        1.321           1.423                       -
                                                            2004        1.160           1.321                       -
                                                            2003        1.000           1.160                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.234           1.286                       -
                                                            2004        1.129           1.234                       -
                                                            2003        1.000           1.129                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.094           1.115                       -
                                                            2004        0.983           1.094                       -

   Strategic Equity Portfolio (11/99)                       2005        1.213           1.217                       -
                                                            2004        1.118           1.213                       -
                                                            2003        1.000           1.118                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.115                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.111                       -

   Travelers Managed Income Portfolio (11/99)               2005        1.043           1.040                  18,671
                                                            2004        1.031           1.043                   1,859
                                                            2003        1.000           1.031                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (11/99)                  2005        1.155           1.225                       -
                                                            2004        1.130           1.155                       -
                                                            2003        1.000           1.130                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.994           1.001                  31,450
                                                            2004        0.999           0.994                  31,456
                                                            2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.230           1.351                  32,845
                                                            2004        1.138           1.230                  33,095
                                                            2003        1.000           1.138                   9,106

   Smith Barney High Income Portfolio (11/99)               2005        1.198           1.210                   1,577
                                                            2004        1.103           1.198                   1,456
                                                            2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.156           1.196                       -
                                                            2004        1.171           1.156                       -
                                                            2003        1.000           1.171                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.260           1.343                       -
                                                            2004        1.160           1.260                       -
                                                            2003        1.000           1.160                       -

   Smith Barney Money Market Portfolio (11/99)              2005        0.988           0.999                  11,302
                                                            2004        0.996           0.988                  11,307
                                                            2003        1.000           0.996                   7,502

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.176           1.249                     449
                                                            2004        1.117           1.176                     445
                                                            2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.406           1.451                       -
                                                            2004        1.237           1.406                       -
                                                            2003        1.000           1.237                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.297           1.490                       -
                                                            2004        1.143           1.297                       -
                                                            2003        1.000           1.143                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.471           1.708                   7,641
                                                            2004        1.200           1.471                   7,739
                                                            2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.398           1.624                       -
                                                            2004        1.189           1.398                       -
                                                            2003        0.969           1.189                       -
                                                            2002        1.000           0.969                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.365           1.403                 278,689
                                                            2004        1.248           1.365                 278,298
                                                            2003        0.960           1.248                 274,945
                                                            2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.224           1.383                  66,697
                                                            2004        1.150           1.224                  55,748
                                                            2003        0.948           1.150                  30,046
                                                            2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.461           1.639                 758,580
                                                            2004        1.309           1.461                 787,624
                                                            2003        0.985           1.309                 654,083
                                                            2002        1.000           0.985                       -

   Growth Fund - Class 2 Shares (11/99)                     2005        1.429           1.633               2,735,043
                                                            2004        1.292           1.429               2,579,701
                                                            2003        0.961           1.292               2,250,697
                                                            2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.372           1.428               3,003,914
                                                            2004        1.265           1.372               3,077,206
                                                            2003        0.971           1.265               2,663,026
                                                            2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.711           1.803                       -
                                                            2004        1.325           1.711                       -
                                                            2003        1.005           1.325                       -
                                                            2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.206           1.306                       -
                                                            2004        1.074           1.206                       -
                                                            2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.204           1.304                  39,004
                                                            2004        1.067           1.204                       -
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05) 2005        0.984           1.033                  12,666

   Franklin Small-Mid Cap Growth Securities Fund -
   Class 2 Shares (11/99)                                   2005        1.433           1.476                 340,702
                                                            2004        1.307           1.433                 400,767
                                                            2003        0.969           1.307                 253,481
                                                            2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.355           1.473                 745,564
                                                            2004        1.223           1.355                 767,027
                                                            2003        0.994           1.223                 626,085
                                                            2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.772           2.220                  34,184
                                                            2004        1.445           1.772                  27,010
                                                            2003        1.000           1.445                  17,279

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.498           1.623                 399,556
                                                            2004        1.285           1.498                 318,548
                                                            2003        0.989           1.285                 211,933
                                                            2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.447           1.549                  23,282
                                                            2004        1.269           1.447                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                              2003        0.977           1.269                       -
                                                            2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.280           1.312               1,688,117
                                                            2004        1.196           1.280               1,974,561
                                                            2003        0.977           1.196               1,568,279
                                                            2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)           2005        1.165           1.174                 498,541
                                                            2004        1.110           1.165                 551,337
                                                            2003        1.010           1.110                 402,450
                                                            2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)         2005        1.316           1.349                 715,801
                                                            2004        1.214           1.316                 719,269
                                                            2003        0.967           1.214                 584,084
                                                            2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                      2005        1.401           1.443               1,429,327
                                                            2004        1.316           1.401               1,416,478
                                                            2003        0.966           1.316               1,209,826
                                                            2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.543           1.699                  20,184
                                                            2004        1.302           1.543                  20,078
                                                            2003        0.983           1.302                  38,596
                                                            2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.506           1.540                  96,663
                                                            2004        1.333           1.506                  40,270
                                                            2003        1.000           1.333                  17,332

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.376           1.396                 159,138
                                                            2004        1.242           1.376                 155,691
                                                            2003        1.000           1.242                 165,186

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mid-Cap Value Portfolio (5/03)                           2005        1.533           1.631                 548,625
                                                            2004        1.257           1.533                 349,075
                                                            2003        1.000           1.257                 233,188

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.120           1.124                 937,483
                                                            2004        1.046           1.120                 683,405
                                                            2003        1.000           1.046                 441,127

   Total Return Portfolio - Administrative Class (5/01)     2005        1.078           1.085               2,175,094
                                                            2004        1.045           1.078               1,865,307
                                                            2003        1.012           1.045               1,565,806
                                                            2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.436           1.584                  56,844
                                                            2004        1.257           1.436                  63,658
                                                            2003        0.994           1.257                  71,934
                                                            2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.783           1.877                 129,682
                                                            2004        1.437           1.783                 110,711
                                                            2003        0.977           1.437                 158,071
                                                            2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.397           1.430                 233,190
                                                            2004        1.312           1.397                 850,268
                                                            2003        0.960           1.312                 241,329
                                                            2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                         2005        1.353           1.418                 830,306
                                                            2004        1.247           1.353                 748,123
                                                            2003        0.959           1.247                 304,233
                                                            2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.607           1.657                 805,080
                                                            2004        1.420           1.607                 510,329
                                                            2003        0.970           1.420                 189,226
                                                            2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.188           1.166                 112,386
                                                            2004        1.169           1.188                 117,045
                                                            2003        0.963           1.169                 142,220
                                                            2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.282           1.340                  67,824
                                                            2004        1.267           1.282                  63,650
                                                            2003        0.960           1.267                  65,605
                                                            2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.313           1.359               4,123,644
                                                            2004        1.253           1.313               5,900,463
                                                            2003        0.969           1.253               5,473,174
                                                            2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.212           1.243               4,066,974
                                                            2004        1.174           1.212               4,297,291
                                                            2003        0.980           1.174               4,077,904
                                                            2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.350           1.414               1,181,975
                                                            2004        1.245           1.350               1,205,980
                                                            2003        0.963           1.245                 651,484
                                                            2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.280           1.303                 540,577
                                                            2004        1.220           1.280                 595,072
                                                            2003        0.962           1.220                 464,788
                                                            2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        1.287           1.376                  37,213
                                                            2004        1.229           1.287                  37,900
                                                            2003        0.967           1.229                  24,862
                                                            2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Equity Income Portfolio (11/99)                          2005        1.335           1.372                 502,032
                                                            2004        1.236           1.335                 490,550
                                                            2003        0.958           1.236                 442,757
                                                            2002        1.000           0.958                       -

   Large Cap Portfolio (11/99)                              2005        1.241           1.326                  75,113
                                                            2004        1.185           1.241                  76,344
                                                            2003        0.967           1.185                  80,851
                                                            2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.109                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.020                       -

   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.054                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.087                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.011           1.031                       -

   Mercury Large Cap Core Portfolio (11/99)                 2005        1.321           1.455                   7,303
                                                            2004        1.159           1.321                   1,129
                                                            2003        0.973           1.159                   1,167
                                                            2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (11/99)                    2005        1.367           1.326                       -
                                                            2004        1.233           1.367                 190,975
                                                            2003        0.971           1.233                 185,439
                                                            2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        1.472           1.492                 178,368
                                                            2004        1.313           1.472                       -
                                                            2003        0.974           1.313                       -
                                                            2002        1.000           0.974                       -

   MFS Total Return Portfolio (11/99)                       2005        1.238           1.253               3,605,264
                                                            2004        1.130           1.238               3,726,016

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Total Return Portfolio  (continued)                  2003        0.986           1.130               3,132,765
                                                            2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                               2005        1.120           1.172                  80,088
                                                            2004        0.972           1.120                  38,582

   Mondrian International Stock Portfolio (8/02)            2005        1.441           1.551                 199,351
                                                            2004        1.266           1.441                 186,526
                                                            2003        1.001           1.266                 159,369
                                                            2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.327           1.383                  66,766
                                                            2004        1.214           1.327                  67,142
                                                            2003        1.000           1.214                  81,924

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.093           1.114                 235,763
                                                            2004        0.983           1.093                   9,154

   Strategic Equity Portfolio (11/99)                       2005        1.369           1.374                  64,556
                                                            2004        1.263           1.369                  64,556
                                                            2003        0.970           1.263                  98,016
                                                            2002        1.000           0.970                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.110                       -

   Travelers Managed Income Portfolio (11/99)               2005        1.093           1.090                 890,274
                                                            2004        1.081           1.093                 909,241
                                                            2003        1.014           1.081                 746,549
                                                            2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (11/99)                  2005        1.219           1.292                  90,759
                                                            2004        1.193           1.219                  70,910
                                                            2003        0.966           1.193                  63,188
                                                            2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.993           0.999                 155,157
                                                            2004        0.998           0.993                 214,266
                                                            2003        1.000           0.998                  12,695

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.359           1.492               2,695,865
                                                            2004        1.258           1.359               2,681,084
                                                            2003        0.951           1.258               2,348,327
                                                            2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)               2005        1.372           1.384               1,236,584
                                                            2004        1.263           1.372               1,350,377
                                                            2003        1.007           1.263               1,324,955
                                                            2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        1.354           1.401                 507,167
                                                            2004        1.373           1.354                 692,951
                                                            2003        0.946           1.373               1,211,949
                                                            2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.353           1.441                 517,999
                                                            2004        1.246           1.353                 594,928
                                                            2003        0.977           1.246                 637,653
                                                            2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)              2005        0.981           0.992                 435,996
                                                            2004        0.989           0.981                 554,324
                                                            2003        1.000           0.989                 409,539
                                                            2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.264           1.342                 105,175
                                                            2004        1.201           1.264                 113,104
                                                            2003        0.960           1.201                 108,743
                                                            2002        1.000           0.960                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.546           1.595                 685,456
                                                            2004        1.360           1.546                 380,202
                                                            2003        0.975           1.360                 839,937
                                                            2002        1.000           0.975                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.419           1.630                 462,836
                                                            2004        1.251           1.419                 394,970
                                                            2003        0.992           1.251                 351,457
                                                            2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.643           1.907                 505,427
                                                            2004        1.341           1.643                 365,016
                                                            2003        0.986           1.341                 297,852
                                                            2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (6/02)                         2005        1.121           1.302                  57,366
                                                            2004        0.954           1.121                  46,565
                                                            2003        0.777           0.954                       -
                                                            2002        0.877           0.777                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                           2005        1.116           1.147                   5,534
                                                            2004        1.021           1.116                   5,534
                                                            2003        0.786           1.021                   7,774
                                                            2002        0.980           0.786                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        0.776           0.876                       -
                                                            2004        0.729           0.776                       -
                                                            2003        0.601           0.729                       -
                                                            2002        0.885           0.601                       -
                                                            2001        1.000           0.885                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.110           1.244                 262,928
                                                            2004        0.995           1.110                 193,859
                                                            2003        0.749           0.995                  44,490
                                                            2002        0.893           0.749                  28,091
                                                            2001        1.000           0.893                  24,696

   Growth Fund - Class 2 Shares (11/99)                     2005        0.961           1.097                 649,471
                                                            2004        0.869           0.961                 573,303
                                                            2003        0.647           0.869                 282,266
                                                            2002        0.871           0.647                 273,031
                                                            2001        1.000           0.871                 140,369

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.084           1.127                 629,208
                                                            2004        0.999           1.084                 592,766
                                                            2003        0.768           0.999                 346,058
                                                            2002        0.957           0.768                 234,659
                                                            2001        1.000           0.957                 115,327

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)         2005        1.623           1.709                  87,314
                                                            2004        1.257           1.623                  24,865
                                                            2003        0.954           1.257                       -
                                                            2002        1.047           0.954                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                        2005        1.205           1.305                  11,937
                                                            2004        1.074           1.205                     692
                                                            2003        0.996           1.074                       -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                        2005        1.203           1.302                   5,851
                                                            2004        1.067           1.203                   5,851
                                                            2003        1.016           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II
   Shares (5/05)                                            2005        0.984           1.033                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                           2005        0.962           0.991                  60,977
                                                            2004        0.878           0.962                  60,977
                                                            2003        0.651           0.878                  60,977
                                                            2002        0.929           0.651                  63,749
                                                            2001        1.000           0.929                  63,749

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.147           1.246                  87,293
                                                            2004        1.036           1.147                  51,019
                                                            2003        0.843           1.036                       -
                                                            2002        0.999           0.843                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.770           2.217                  26,621
                                                            2004        1.444           1.770                   2,155
                                                            2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.082           1.172                  61,169
                                                            2004        0.929           1.082                  77,269

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                              2003        0.715           0.929                  77,269
                                                            2002        0.894           0.715                  77,269
                                                            2001        1.000           0.894                 142,176

   Templeton Growth Securities Fund - Class 2 Shares (7/02) 2005        1.169           1.251                 248,697
                                                            2004        1.026           1.169                 179,247
                                                            2003        0.790           1.026                  34,635
                                                            2002        0.831           0.790                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        0.994           1.019                 421,012
                                                            2004        0.930           0.994                 428,532
                                                            2003        0.760           0.930                 434,776
                                                            2002        0.937           0.760                 180,254
                                                            2001        1.000           0.937                 131,084

   Diversified Strategic Income Portfolio (11/99)           2005        1.181           1.190                 100,103
                                                            2004        1.126           1.181                 100,103
                                                            2003        1.025           1.126                 100,103
                                                            2002        0.995           1.025                  96,368
                                                            2001        1.000           0.995                  70,809

   Equity Index Portfolio - Class II Shares (11/99)         2005        0.946           0.969                  85,338
                                                            2004        0.873           0.946                  70,424
                                                            2003        0.695           0.873                       -
                                                            2002        0.912           0.695                       -
                                                            2001        1.000           0.912                       -

   Fundamental Value Portfolio (12/99)                      2005        1.025           1.056                 405,141
                                                            2004        0.964           1.025                 405,223
                                                            2003        0.708           0.964                 406,144
                                                            2002        0.915           0.708                 248,650
                                                            2001        1.000           0.915                 112,362

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        0.869           0.957                       -
                                                            2004        0.734           0.869                       -
                                                            2003        0.554           0.734                       -
                                                            2002        0.785           0.554                       -
                                                            2001        1.000           0.785                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.505           1.538                  16,559
                                                            2004        1.333           1.505                   4,699
                                                            2003        1.018           1.333                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.374           1.394                  19,911
                                                            2004        1.242           1.374                  19,918
                                                            2003        1.021           1.242                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.532           1.629                  68,305
                                                            2004        1.257           1.532                  57,869
                                                            2003        1.012           1.257                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.119           1.122                 119,102
                                                            2004        1.045           1.119                  53,989
                                                            2003        1.002           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.187           1.195                 507,386
                                                            2004        1.151           1.187                 473,378
                                                            2003        1.115           1.151                 311,064
                                                            2002        1.041           1.115                 172,708
                                                            2001        1.000           1.041                  68,142

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.046           1.153                 153,053
                                                            2004        0.916           1.046                 140,081
                                                            2003        0.725           0.916                  97,804
                                                            2002        0.897           0.725                 102,304
                                                            2001        1.000           0.897                  16,745

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.507           1.585                  63,741
                                                            2004        1.215           1.507                  50,198
                                                            2003        0.826           1.215                  16,949
                                                            2002        1.029           0.826                   3,058
                                                            2001        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.006           1.029                 144,661
                                                            2004        0.946           1.006                 173,299
                                                            2003        0.692           0.946                  96,506
                                                            2002        0.940           0.692                  99,440
                                                            2001        1.000           0.940                  95,599

   Investors Fund - Class I (11/99)                         2005        0.991           1.038                 264,206
                                                            2004        0.914           0.991                 249,886
                                                            2003        0.703           0.914                 178,682
                                                            2002        0.929           0.703                 180,225
                                                            2001        1.000           0.929                 180,225

   Small Cap Growth Fund - Class I (11/99)                  2005        0.990           1.021                 124,171
                                                            2004        0.875           0.990                 117,830
                                                            2003        0.598           0.875                  84,031
                                                            2002        0.933           0.598                  15,870
                                                            2001        1.000           0.933                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        0.805           0.790                       -
                                                            2004        0.793           0.805                       -
                                                            2003        0.653           0.793                       -
                                                            2002        0.898           0.653                       -
                                                            2001        1.000           0.898                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        0.873           0.912                       -
                                                            2004        0.864           0.873                       -
                                                            2003        0.655           0.864                       -
                                                            2002        0.910           0.655                       -
                                                            2001        1.000           0.910                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.435           1.485                  85,622
                                                            2004        1.370           1.435                  85,622
                                                            2003        1.060           1.370                  47,472
                                                            2002        0.976           1.060                  12,304

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                        2005        1.283           1.314                       -
                                                            2004        1.243           1.283                       -
                                                            2003        1.037           1.243                       -
                                                            2002        0.987           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.503           1.574                       -
                                                            2004        1.388           1.503                       -
                                                            2003        1.073           1.388                       -
                                                            2002        1.041           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.421           1.446                       -
                                                            2004        1.354           1.421                       -
                                                            2003        1.068           1.354                       -
                                                            2002        1.067           1.068                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                2005        0.877           0.938                   7,374
                                                            2004        0.838           0.877                   7,395
                                                            2003        0.660           0.838                   7,409
                                                            2002        0.882           0.660                   2,329
                                                            2001        1.000           0.882                       -

   Equity Income Portfolio (11/99)                          2005        1.102           1.132                 123,450
                                                            2004        1.021           1.102                 130,364
                                                            2003        0.792           1.021                  30,906
                                                            2002        0.936           0.792                  14,899
                                                            2001        1.000           0.936                       -

   Large Cap Portfolio (11/99)                              2005        0.856           0.914                  82,606
                                                            2004        0.818           0.856                  66,923
                                                            2003        0.668           0.818                   4,899
                                                            2002        0.880           0.668                       -
                                                            2001        1.000           0.880                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.045           1.109                       -

   Managed Allocation Series: Conservative Portfolio (5/05) 2005        1.000           1.020                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Managed Allocation Series: Moderate Portfolio (5/05)     2005        1.000           1.054                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.017           1.087                  48,151

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                         2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (11/99)                 2005        0.861           0.948                   1,237
                                                            2004        0.756           0.861                   1,294
                                                            2003        0.635           0.756                       -
                                                            2002        0.863           0.635                       -
                                                            2001        1.000           0.863                       -

   MFS Emerging Growth Portfolio (11/99)                    2005        0.759           0.736                       -
                                                            2004        0.685           0.759                       -
                                                            2003        0.540           0.685                       -
                                                            2002        0.835           0.540                       -
                                                            2001        1.000           0.835                       -

   MFS Mid Cap Growth Portfolio (6/02)                      2005        0.829           0.840                  68,041
                                                            2004        0.740           0.829                  58,073
                                                            2003        0.549           0.740                       -
                                                            2002        0.626           0.549                       -

   MFS Total Return Portfolio (11/99)                       2005        1.137           1.150                 399,510
                                                            2004        1.038           1.137                 406,698
                                                            2003        0.906           1.038                  30,718
                                                            2002        0.973           0.906                  23,468
                                                            2001        1.000           0.973                  19,775

   MFS Value Portfolio (5/04)                               2005        1.120           1.171                  21,492
                                                            2004        0.972           1.120                  21,044

   Mondrian International Stock Portfolio (8/02)            2005        1.212           1.305                  49,849
                                                            2004        1.066           1.212                  37,016
                                                            2003        0.843           1.066                       -
                                                            2002        0.845           0.843                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Pioneer Fund Portfolio (5/03)                            2005        1.326           1.381                  22,198
                                                            2004        1.214           1.326                  16,831
                                                            2003        1.022           1.214                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.000           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.093           1.114                  18,943
                                                            2004        0.983           1.093                   2,053

   Strategic Equity Portfolio (11/99)                       2005        0.782           0.784                  19,256
                                                            2004        0.722           0.782                  51,790
                                                            2003        0.554           0.722                  51,790
                                                            2002        0.849           0.554                  51,790
                                                            2001        1.000           0.849                  51,817

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.114                   2,967

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.005           1.110                   5,889

   Travelers Managed Income Portfolio (11/99)               2005        1.089           1.084                  27,792
                                                            2004        1.077           1.089                  27,798
                                                            2003        1.011           1.077                  27,799
                                                            2002        1.007           1.011                  25,853
                                                            2001        1.000           1.007                   8,585

   Van Kampen Enterprise Portfolio (11/99)                  2005        0.807           0.854                   2,249
                                                            2004        0.790           0.807                   2,256
                                                            2003        0.640           0.790                   2,263
                                                            2002        0.922           0.640                   2,271
                                                            2001        1.000           0.922                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.992           0.998                 110,118
                                                            2004        0.998           0.992                 139,310
                                                            2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        0.862           0.946                 208,454
                                                            2004        0.798           0.862                 208,538
                                                            2003        0.604           0.798                 209,506

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)    2002        0.912           0.604                 215,216
                                                            2001        1.000           0.912                 192,938

   Smith Barney High Income Portfolio (11/99)               2005        1.204           1.214                 103,186
                                                            2004        1.109           1.204                 106,086
                                                            2003        0.885           1.109                 112,653
                                                            2002        0.931           0.885                       -
                                                            2001        1.000           0.931                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                  2005        0.975           1.008                 338,710
                                                            2004        0.989           0.975                 338,783
                                                            2003        0.682           0.989                 339,703
                                                            2002        0.922           0.682                 336,318
                                                            2001        1.000           0.922                 281,273

   Smith Barney Mid Cap Core Portfolio (11/99)              2005        1.020           1.085                  81,800
                                                            2004        0.940           1.020                  83,823
                                                            2003        0.737           0.940                  86,510
                                                            2002        0.927           0.737                  31,019
                                                            2001        1.000           0.927                  32,142

   Smith Barney Money Market Portfolio (11/99)              2005        0.981           0.991                 192,586
                                                            2004        0.989           0.981                 198,429
                                                            2003        1.000           0.989                 207,678
                                                            2002        1.005           1.000                 361,877
                                                            2001        1.000           1.005                  53,099

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        0.738           0.783                  42,070
                                                            2004        0.702           0.738                  42,070
                                                            2003        0.561           0.702                  42,070
                                                            2002        0.845           0.561                  42,070
                                                            2001        1.000           0.845                  42,070

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.083           1.116                  13,465
                                                            2004        0.953           1.083                  15,552
                                                            2003        0.683           0.953                  15,043

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                              2002        0.935           0.683                       -
                                                            2001        1.000           0.935                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.199           1.376                  66,756
                                                            2004        1.057           1.199                  66,756
                                                            2003        0.838           1.057                  66,766
                                                            2002        0.942           0.838                  11,789
                                                            2001        1.000           0.942                       -

   Mid Cap Portfolio - Service Class 2 (5/02)               2005        1.422           1.650                  95,919
                                                            2004        1.161           1.422                  80,189
                                                            2003        0.855           1.161                  29,607
                                                            2002        0.993           0.855                   4,541

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.395           1.619                       -
                                                               2004        1.188           1.395                       -
                                                               2003        0.968           1.188                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.362           1.399                 201,404
                                                               2004        1.247           1.362                 191,790
                                                               2003        0.960           1.247                 121,107
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.222           1.378                  68,886
                                                               2004        1.148           1.222                  57,483
                                                               2003        0.948           1.148                  62,953
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458           1.634               1,028,624
                                                               2004        1.308           1.458                 908,508
                                                               2003        0.984           1.308                 383,912
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.426           1.628               4,188,831
                                                               2004        1.291           1.426               3,582,448
                                                               2003        0.961           1.291               1,793,446
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.370           1.424               4,746,425
                                                               2004        1.263           1.370               4,229,398
                                                               2003        0.971           1.263               2,198,088
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.708           1.798                   9,462
                                                               2004        1.323           1.708                       -
                                                               2003        1.005           1.323                       -
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                  32,523
                                                               2004        1.074           1.205                  16,661
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                 271,147
                                                               2004        1.067           1.203                  67,521
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.033                  12,531

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.430           1.472                 541,022
                                                               2004        1.306           1.430                 735,045
                                                               2003        0.969           1.306                 359,119
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468               1,563,879
                                                               2004        1.222           1.352               1,382,507
                                                               2003        0.994           1.222                 708,807
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                 204,460
                                                               2004        1.444           1.769                 151,001
                                                               2003        1.000           1.444                  35,449

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.495           1.618                 927,681
                                                               2004        1.284           1.495                 919,386
                                                               2003        0.989           1.284                 455,252
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.444           1.544                 353,924
                                                               2004        1.267           1.444                  56,273

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.977           1.267                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.277           1.308               2,044,029
                                                               2004        1.195           1.277               2,070,972
                                                               2003        0.977           1.195               1,334,981
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.162           1.171               1,496,894
                                                               2004        1.109           1.162               1,466,712
                                                               2003        1.010           1.109                 471,173
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.314           1.345                 773,077
                                                               2004        1.213           1.314                 823,098
                                                               2003        0.967           1.213                 656,853
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.398           1.439               1,808,226
                                                               2004        1.315           1.398               1,748,477
                                                               2003        0.966           1.315                 729,529
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540           1.694                 104,251
                                                               2004        1.301           1.540                  91,311
                                                               2003        0.983           1.301                  46,880
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                 123,610
                                                               2004        1.332           1.503                 123,836
                                                               2003        1.000           1.332                  34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                 342,236
                                                               2004        1.241           1.373                 350,674
                                                               2003        1.000           1.241                  99,878

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                 798,533
                                                               2004        1.256           1.531                 531,677
                                                               2003        1.000           1.256                 241,209

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121               1,419,418
                                                               2004        1.045           1.118               1,059,453
                                                               2003        1.000           1.045                 468,570

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082               4,934,006
                                                               2004        1.044           1.075               4,003,506
                                                               2003        1.012           1.044               2,297,428
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433           1.579                 159,358
                                                               2004        1.255           1.433                 146,305
                                                               2003        0.994           1.255                 135,327
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780           1.871                 303,166
                                                               2004        1.436           1.780                 265,027
                                                               2003        0.977           1.436                 128,328
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.395           1.425                 281,771
                                                               2004        1.311           1.395                 483,449
                                                               2003        0.960           1.311                 104,794
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.351           1.413                 892,675
                                                               2004        1.246           1.351               1,033,845
                                                               2003        0.959           1.246                 604,358
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.604           1.652                 654,782
                                                               2004        1.418           1.604                 375,905
                                                               2003        0.970           1.418                 134,020
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186           1.163                 186,265
                                                               2004        1.168           1.186                 185,955
                                                               2003        0.963           1.168                  41,999
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279           1.336                 145,542
                                                               2004        1.266           1.279                 146,486
                                                               2003        0.960           1.266                  85,206
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311           1.355              10,685,207
                                                               2004        1.251           1.311              12,142,327
                                                               2003        0.969           1.251               5,104,421
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210           1.239               8,475,252
                                                               2004        1.173           1.210               8,732,766
                                                               2003        0.980           1.173               2,620,742
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347           1.410               2,281,382
                                                               2004        1.244           1.347               2,204,915
                                                               2003        0.963           1.244                 937,751
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.277           1.299               1,277,306
                                                               2004        1.218           1.277               1,383,105
                                                               2003        0.962           1.218               1,038,728
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.285           1.372                  57,256
                                                               2004        1.228           1.285                  67,248
                                                               2003        0.967           1.228                  12,960
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Equity Income Portfolio (11/99)                                2005        1.333           1.367                 739,237
                                                               2004        1.235           1.333                 697,678
                                                               2003        0.958           1.235                 420,300
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.238           1.322                 112,174
                                                               2004        1.184           1.238                 107,747
                                                               2003        0.967           1.184                  13,039
                                                               2002        1.000           0.967                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                  42,187

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.086                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.318           1.451                   6,559
                                                               2004        1.158           1.318                   6,559
                                                               2003        0.973           1.158                       -
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.364           1.323                       -
                                                               2004        1.232           1.364                  30,289
                                                               2003        0.971           1.232                   3,309
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.469           1.487                  34,935
                                                               2004        1.311           1.469                       -
                                                               2003        0.974           1.311                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.235           1.249               2,706,346
                                                               2004        1.128           1.235               2,697,138

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.128               1,750,171
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.119           1.170                 195,916
                                                               2004        0.972           1.119                  33,798

Mondrian International Stock Portfolio (8/02)                  2005        1.438           1.547                 310,106
                                                               2004        1.265           1.438                 269,110
                                                               2003        1.001           1.265                 118,417
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.325           1.379                 254,789
                                                               2004        1.214           1.325                 233,449
                                                               2003        1.000           1.214                  48,343

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.038                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.093           1.113                 109,535
                                                               2004        0.983           1.093                  26,810

Strategic Equity Portfolio (11/99)                             2005        1.366           1.369                 193,082
                                                               2004        1.262           1.366                 192,631
                                                               2003        0.970           1.262                 127,144
                                                               2002        1.000           0.970                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.114                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.109                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.091           1.086               1,302,811
                                                               2004        1.080           1.091               1,289,692
                                                               2003        1.014           1.080                 790,555
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.216           1.288                  77,258
                                                               2004        1.192           1.216                  69,397
                                                               2003        0.966           1.192                  40,559
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                 641,023
                                                               2004        0.998           0.992                 644,827
                                                               2003        1.000           0.998                   5,223

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.357           1.488               3,487,678
                                                               2004        1.256           1.357               3,283,811
                                                               2003        0.951           1.256               1,755,981
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.369           1.379               1,691,436
                                                               2004        1.262           1.369               1,662,110
                                                               2003        1.007           1.262                 908,907
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.352           1.397                 928,452
                                                               2004        1.371           1.352                 946,838
                                                               2003        0.946           1.371               1,093,263
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.350           1.436                 970,420
                                                               2004        1.245           1.350               1,033,509
                                                               2003        0.977           1.245                 501,371
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.979           0.989                 252,365
                                                               2004        0.988           0.979                 336,172
                                                               2003        1.000           0.988                 690,701
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.262           1.338                 181,895
                                                               2004        1.200           1.262                 186,218
                                                               2003        0.960           1.200                 127,413
                                                               2002        1.000           0.960                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543           1.590                 738,002
                                                               2004        1.359           1.543                 379,908
                                                               2003        0.975           1.359                 631,718
                                                               2002        1.000           0.975                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)              2005        1.416           1.625                 437,299
                                                               2004        1.250           1.416                 289,961
                                                               2003        0.992           1.250                 168,572
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.640           1.901               1,361,857
                                                               2004        1.339           1.640               1,256,137
                                                               2003        0.986           1.339                 815,759
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        0.877           0.777                 223,435

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143               1,135,267
                                                               2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761
                                                               2002        0.980           0.786                 442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762
                                                               2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund - Class 2 Shares (11/99)                        2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        0.953           1.255                 420,706
                                                               2002        1.046           0.953                 169,208

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                 156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303                 683,312
                                                               2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594
                                                               2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        0.999           0.842                 719,789

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.231               2,572,298
                                                               2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (11/99)              2005        1.197           1.205               1,348,770
                                                               2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (12/99)                         2005        1.310           1.347               4,177,163
                                                               2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406                  90,671
                                                               2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 237,592
                                                               2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 395,149
                                                               2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 961,887
                                                               2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               1,495,964
                                                               2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146              10,573,072
                                                               2004        1.107           1.140              14,158,270
                                                               2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund - Class I (11/99)                            2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund - Class I (11/99)                     2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988                 275,476
                                                               2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth Portfolio

   (5/01)                                                      2005        1.146           1.196                 774,217
                                                               2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               5,606,393
                                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Multiple Discipline Portfolio - Balanced All Cap Growth
and Value (10/02)                                              2005        1.280           1.310               6,280,057
                                                               2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

Multiple Discipline Portfolio - Global All Cap Growth
and Value (10/02)                                              2005        1.500           1.569               2,589,383
                                                               2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

Multiple Discipline Portfolio - Large Cap Growth and
Value (10/02)                                                  2005        1.417           1.441                 442,064
                                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

The Travelers Series Trust
AIM Capital Appreciation Portfolio (6/01)                      2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

Equity Income Portfolio (11/99)                                2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

Large Cap Portfolio (11/99)                                    2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019                  86,058

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053                  78,054

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.086               3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.145           1.259                 194,233
                                                               2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

MFS Emerging Growth Portfolio (11/99)                          2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 424,267
                                                               2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.827           0.837               1,016,433
                                                               2004        0.738           0.827                 768,481
                                                               2003        0.549           0.738                 783,843
                                                               2002        0.626           0.549                 222,429

MFS Total Return Portfolio (11/99)                             2005        1.258           1.271               9,648,193
                                                               2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

MFS Value Portfolio (5/04)                                     2005        1.119           1.169                 108,277
                                                               2004        0.972           1.119                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.209           1.300                 424,780
                                                               2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140
                                                               2002        0.845           0.843                  35,971

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                  25,462
                                                               2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                     209

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112                 176,162
                                                               2004        0.983           1.092                   7,354

   Strategic Equity Portfolio (11/99)                          2005        1.054           1.056                 738,970
                                                               2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.057           1.052               2,208,312
                                                               2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.041           1.102                 216,442
                                                               2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.143           1.253               4,973,640
                                                               2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (11/99)                  2005        1.337           1.347               2,011,733
                                                               2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.245           1.286               1,588,431
                                                               2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.352           1.437               1,184,951
                                                               2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (11/99)                 2005        0.973           0.982               2,976,424
                                                               2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.987           1.046                 220,369
                                                               2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

Variable Annuity Portfolios

   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445                 629,540
                                                               2004        1.236           1.403                 853,139
                                                               2003        0.887           1.236                 793,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)              2005        1.419           1.628               1,117,054
                                                               2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        0.993           0.854                 558,775

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.392           1.615                   4,501
                                                               2004        1.187           1.392                       -
                                                               2003        0.968           1.187                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.359           1.395                  82,329
                                                               2004        1.245           1.359                  48,842
                                                               2003        0.960           1.245                  17,824
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.220           1.374                       -
                                                               2004        1.147           1.220                       -
                                                               2003        0.948           1.147                       -
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.455           1.629                 286,844
                                                               2004        1.307           1.455                 217,768
                                                               2003        0.984           1.307                  43,010
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.423           1.623               1,231,310
                                                               2004        1.289           1.423                 961,541
                                                               2003        0.961           1.289                 185,151
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.367           1.419               1,353,800
                                                               2004        1.262           1.367               1,067,737
                                                               2003        0.971           1.262                 203,537
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.704           1.792                   4,961
                                                               2004        1.322           1.704                       -
                                                               2003        1.005           1.322                       -
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.301                       -
                                                               2004        1.074           1.203                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.298                  66,684
                                                               2004        1.067           1.201                  13,437
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                   8,063

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.427           1.467                 163,249
                                                               2004        1.305           1.427                 164,059
                                                               2003        0.969           1.305                  46,073
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.349           1.464                 405,239
                                                               2004        1.221           1.349                 277,073
                                                               2003        0.994           1.221                  30,032
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.766           2.208                  83,628
                                                               2004        1.443           1.766                  46,128
                                                               2003        1.000           1.443                   2,519

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.492           1.613                 213,835
                                                               2004        1.283           1.492                 112,968
                                                               2003        0.989           1.283                  26,793
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.441           1.540                  75,906
                                                               2004        1.266           1.441                   3,840

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.977           1.266                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.274           1.304                 619,294
                                                               2004        1.194           1.274                 570,838
                                                               2003        0.977           1.194                 261,139
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.160           1.167                 317,681
                                                               2004        1.108           1.160                 334,187
                                                               2003        1.010           1.108                  54,869
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.311           1.341                 341,657
                                                               2004        1.212           1.311                 341,652
                                                               2003        0.967           1.212                 332,454
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.395           1.434                 698,844
                                                               2004        1.314           1.395                 454,318
                                                               2003        0.966           1.314                  85,334
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.536           1.689                  87,395
                                                               2004        1.300           1.536                  13,078
                                                               2003        0.983           1.300                  13,120
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.501           1.532                  60,963
                                                               2004        1.331           1.501                  41,794
                                                               2003        1.000           1.331                   5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.371           1.389                 201,430
                                                               2004        1.240           1.371                 110,691
                                                               2003        1.000           1.240                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.528           1.623                 231,958
                                                               2004        1.255           1.528                  57,489
                                                               2003        1.000           1.255                   1,278

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.116           1.118                 289,477
                                                               2004        1.044           1.116                 277,755
                                                               2003        1.000           1.044                  23,588

   Total Return Portfolio - Administrative Class (5/01)        2005        1.073           1.079               1,152,941
                                                               2004        1.043           1.073                 952,336
                                                               2003        1.012           1.043                 127,154
                                                               2002        1.000           1.012                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.430           1.574                       -
                                                               2004        1.254           1.430                       -
                                                               2003        0.994           1.254                       -
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.776           1.865                  74,269
                                                               2004        1.434           1.776                  46,804
                                                               2003        0.977           1.434                   3,685
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.392           1.421                  54,311
                                                               2004        1.310           1.392                  53,860
                                                               2003        0.960           1.310                       -
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.348           1.409                 102,966
                                                               2004        1.245           1.348                 121,149
                                                               2003        0.959           1.245                   2,766
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.600           1.647                  37,594
                                                               2004        1.417           1.600                  20,154
                                                               2003        0.970           1.417                   5,028
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.184           1.159                  38,157
                                                               2004        1.167           1.184                  38,953
                                                               2003        0.963           1.167                  26,151
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.277           1.332                   6,184
                                                               2004        1.265           1.277                   6,190
                                                               2003        0.960           1.265                   6,191
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.308           1.351               3,126,476
                                                               2004        1.250           1.308               3,129,033
                                                               2003        0.969           1.250                 349,220
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.207           1.235               1,165,387
                                                               2004        1.172           1.207               1,168,257
                                                               2003        0.979           1.172                 420,318
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.344           1.405                 565,707
                                                               2004        1.243           1.344                 617,175
                                                               2003        0.963           1.243                 234,892
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.275           1.295                 404,000
                                                               2004        1.217           1.275                 525,496
                                                               2003        0.962           1.217                  85,326
                                                               2002        1.000           0.962                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (6/01)                   2005        1.282           1.368                  43,131
                                                               2004        1.227           1.282                  19,245
                                                               2003        0.967           1.227                   8,288
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Equity Income Portfolio (11/99)                                2005        1.330           1.363                 183,475
                                                               2004        1.234           1.330                 155,661
                                                               2003        0.958           1.234                  61,717
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.236           1.318                  15,317
                                                               2004        1.182           1.236                  15,542
                                                               2003        0.967           1.182                  13,798
                                                               2002        1.000           0.967                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                 193,133

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.086                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.316           1.446                       -
                                                               2004        1.157           1.316                       -
                                                               2003        0.973           1.157                       -
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.361           1.320                       -
                                                               2004        1.231           1.361                  15,838
                                                               2003        0.971           1.231                       -
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.466           1.483                  14,824
                                                               2004        1.310           1.466                       -
                                                               2003        0.974           1.310                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.233           1.245               1,014,186
                                                               2004        1.127           1.233                 931,876

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.127                 384,579
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.118           1.168                  75,077
                                                               2004        0.972           1.118                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.435           1.542                 175,609
                                                               2004        1.263           1.435                 132,646
                                                               2003        1.001           1.263                  49,246
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.322           1.375                  44,434
                                                               2004        1.213           1.322                  39,313
                                                               2003        1.000           1.213                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.038                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.111                  48,124
                                                               2004        0.983           1.092                  20,981

Strategic Equity Portfolio (11/99)                             2005        1.364           1.365                 172,578
                                                               2004        1.261           1.364                 183,914
                                                               2003        0.969           1.261                   8,052
                                                               2002        1.000           0.969                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.113                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.109                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.089           1.083                 352,051
                                                               2004        1.079           1.089                 345,753
                                                               2003        1.014           1.079                       -
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.214           1.284                       -
                                                               2004        1.191           1.214                       -
                                                               2003        0.966           1.191                       -
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.995                  69,186
                                                               2004        0.998           0.990                  65,836
                                                               2003        1.000           0.998                  21,033

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.354           1.483               1,131,542
                                                               2004        1.255           1.354               1,291,834
                                                               2003        0.951           1.255                 428,338
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.366           1.375                 249,241
                                                               2004        1.260           1.366                 271,125
                                                               2003        1.007           1.260                  90,723
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.349           1.393                 282,323
                                                               2004        1.370           1.349                 280,610
                                                               2003        0.946           1.370                  26,255
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.347           1.432                 221,778
                                                               2004        1.244           1.347                 184,684
                                                               2003        0.977           1.244                  21,360
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.977           0.986                 230,842
                                                               2004        0.987           0.977                 583,268
                                                               2003        1.000           0.987                  21,211
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust

   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.259           1.334                  36,808
                                                               2004        1.199           1.259                  43,190
                                                               2003        0.960           1.199                   4,866
                                                               2002        1.000           0.960                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.540           1.585                  69,236
                                                               2004        1.358           1.540                  41,271
                                                               2003        0.975           1.358                  29,774
                                                               2002        1.000           0.975                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.413           1.620                  59,498
                                                               2004        1.249           1.413                  42,482
                                                               2003        0.992           1.249                  15,585
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.636           1.895                 363,463
                                                               2004        1.338           1.636                 281,376
                                                               2003        0.986           1.338                  18,971
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.391           1.612                       -
                                                               2004        1.186           1.391                       -
                                                               2003        0.968           1.186                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.358           1.393                  29,418
                                                               2004        1.245           1.358                  30,325
                                                               2003        0.960           1.245                  17,243
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.218           1.372                   8,961
                                                               2004        1.147           1.218                   8,961
                                                               2003        0.948           1.147                   4,728
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.454           1.626                   1,395
                                                               2004        1.306           1.454                   8,292
                                                               2003        0.984           1.306                       -
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.422           1.620                 312,677
                                                               2004        1.289           1.422                 310,343
                                                               2003        0.961           1.289                 233,269
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.365           1.417                 612,262
                                                               2004        1.261           1.365                 612,287
                                                               2003        0.971           1.261                 359,401
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.702           1.789                  14,515
                                                               2004        1.321           1.702                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.321                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299                       -
                                                               2004        1.074           1.203                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.297                       -
                                                               2004        1.067           1.201                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.425           1.465                  32,587
                                                               2004        1.304           1.425                  29,310
                                                               2003        0.969           1.304                  47,809
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.348           1.462                       -
                                                               2004        1.220           1.348                       -
                                                               2003        0.994           1.220                  37,934
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.764           2.205                  19,976
                                                               2004        1.443           1.764                  14,602
                                                               2003        1.000           1.443                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.490           1.610                  42,325
                                                               2004        1.282           1.490                  47,231
                                                               2003        0.989           1.282                  45,162
                                                               2002        1.000           0.989                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.440           1.537                  11,908
                                                               2004        1.265           1.440                  11,908
                                                               2003        0.976           1.265                       -
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.273           1.302                 391,438
                                                               2004        1.193           1.273                 391,819
                                                               2003        0.977           1.193                 388,958
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.159           1.166                 148,667
                                                               2004        1.107           1.159                 150,453
                                                               2003        1.010           1.107                 110,657
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.310           1.339                 103,069
                                                               2004        1.211           1.310                 105,163
                                                               2003        0.967           1.211                 105,766
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.394           1.432                  21,353
                                                               2004        1.313           1.394                  24,903
                                                               2003        0.966           1.313                  21,353
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.535           1.686                       -
                                                               2004        1.299           1.535                       -
                                                               2003        0.983           1.299                       -
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500           1.529                   9,699
                                                               2004        1.331           1.500                  24,726
                                                               2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370           1.387                       -
                                                               2004        1.240           1.370                       -
                                                               2003        1.000           1.240                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.527           1.620                  29,794
                                                               2004        1.255           1.527                  29,800
                                                               2003        1.000           1.255                  29,801

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.116                  60,291
                                                               2004        1.044           1.115                  60,291
                                                               2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072           1.077                 160,810
                                                               2004        1.042           1.072                 179,966
                                                               2003        1.012           1.042                 151,979
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.428           1.572                  67,482
                                                               2004        1.253           1.428                  72,597
                                                               2003        0.994           1.253                  72,597
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774           1.863                  13,974
                                                               2004        1.433           1.774                   8,360
                                                               2003        0.977           1.433                   8,360
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.390           1.419                  39,811
                                                               2004        1.309           1.390                  39,816
                                                               2003        0.960           1.309                  40,379
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.347           1.407                   6,103
                                                               2004        1.244           1.347                   6,109
                                                               2003        0.959           1.244                   3,053
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.599           1.645                       -
                                                               2004        1.416           1.599                       -
                                                               2003        0.970           1.416                       -
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.182           1.157                  12,188
                                                               2004        1.166           1.182                  12,194
                                                               2003        0.963           1.166                   8,935
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.275           1.330                       -
                                                               2004        1.264           1.275                       -
                                                               2003        0.960           1.264                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.307           1.349                 171,214
                                                               2004        1.249           1.307                 170,926
                                                               2003        0.969           1.249                 412,874
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.206           1.233               1,307,048
                                                               2004        1.171           1.206               1,869,909
                                                               2003        0.979           1.171               1,453,485
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.343           1.403                 100,626
                                                               2004        1.242           1.343                 100,626
                                                               2003        0.963           1.242                 100,626
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.274           1.293                  61,261
                                                               2004        1.216           1.274                  61,261
                                                               2003        0.962           1.216                  98,943
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.281           1.366                  20,979
                                                               2004        1.226           1.281                  20,979
                                                               2003        0.967           1.226                  20,979
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Equity Income Portfolio (11/99)                                2005        1.329           1.361                  78,736
                                                               2004        1.233           1.329                  79,753
                                                               2003        0.958           1.233                  75,794
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.235           1.316                       -
                                                               2004        1.182           1.235                       -
                                                               2003        0.967           1.182                       -
                                                               2002        1.000           0.967                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.107                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.018                       -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.052                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.085                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.029                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.314           1.444                       -
                                                               2004        1.156           1.314                       -
                                                               2003        0.973           1.156                       -
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.360           1.318                       -
                                                               2004        1.230           1.360                       -
                                                               2003        0.971           1.230                       -
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.465           1.481                       -
                                                               2004        1.309           1.465                       -
                                                               2003        0.974           1.309                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.231           1.243                 134,864
                                                               2004        1.127           1.231                 143,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.127                 291,870
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.118           1.167                       -
                                                               2004        0.972           1.118                  22,795

Mondrian International Stock Portfolio (8/02)                  2005        1.433           1.540                  63,875
                                                               2004        1.263           1.433                  70,505
                                                               2003        1.001           1.263                  67,375
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.321           1.373                   5,924
                                                               2004        1.212           1.321                   5,930
                                                               2003        1.000           1.212                   6,531

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.037                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.110                       -
                                                               2004        0.983           1.092                       -

Strategic Equity Portfolio (11/99)                             2005        1.362           1.363                   8,608
                                                               2004        1.260           1.362                   8,608
                                                               2003        0.969           1.260                   8,608
                                                               2002        1.000           0.969                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.113                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.108                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.088           1.081                 346,221
                                                               2004        1.078           1.088                 349,895
                                                               2003        1.014           1.078                 275,876
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.212           1.282                       -
                                                               2004        1.190           1.212                       -
                                                               2003        0.966           1.190                       -
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.994                       -
                                                               2004        0.998           0.990                       -
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.353           1.481                 116,450
                                                               2004        1.254           1.353                 120,515
                                                               2003        0.951           1.254                  84,794
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.365           1.373                  70,824
                                                               2004        1.260           1.365                  72,378
                                                               2003        1.007           1.260                  79,359
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.348           1.391                 107,618
                                                               2004        1.369           1.348                 111,962
                                                               2003        0.946           1.369                 105,885
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.346           1.430                  48,015
                                                               2004        1.243           1.346                  51,994
                                                               2003        0.977           1.243                  49,273
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.976           0.984                  91,329
                                                               2004        0.987           0.976                  91,329
                                                               2003        1.000           0.987                  91,329
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.258           1.331                   8,647
                                                               2004        1.198           1.258                   9,019
                                                               2003        0.959           1.198                   5,118
                                                               2002        1.000           0.959                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.538           1.583                  24,165
                                                               2004        1.357           1.538                  24,165
                                                               2003        0.974           1.357                  24,165
                                                               2002        1.000           0.974                       -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)              2005        1.412           1.618                  18,602
                                                               2004        1.248           1.412                  18,606
                                                               2003        0.992           1.248                  18,611
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.635           1.892                  48,157
                                                               2004        1.337           1.635                  22,724
                                                               2003        0.986           1.337                  21,215
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Capital Appreciation Fund (6/02)                                      2005        1.389            1.610                  -
                                                                          2004        1.186            1.389                  -
                                                                          2003        0.968            1.186                  -
                                                                          2002        1.000            0.968                  -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)        2005        1.356            1.391              3,217
                                                                          2004        1.244            1.356              2,863
                                                                          2003        0.960            1.244              2,259
                                                                          2002        1.000            0.960                  -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)        2005        1.217            1.370                  -
                                                                          2004        1.146            1.217                  -
                                                                          2003        0.948            1.146                  -
                                                                          2002        1.000            0.948                  -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                           2005        1.452            1.624             47,188
                                                                          2004        1.305            1.452             26,165
                                                                          2003        0.984            1.305             19,446
                                                                          2002        1.000            0.984                  -

    Growth Fund - Class 2 Shares (11/99)                                  2005        1.420            1.618             82,075
                                                                          2004        1.288            1.420             61,511
                                                                          2003        0.961            1.288             44,303
                                                                          2002        1.000            0.961                  -

    Growth-Income Fund - Class 2 Shares (11/99)                           2005        1.364            1.415             90,275
                                                                          2004        1.261            1.364             83,688
                                                                          2003        0.971            1.261             44,174
                                                                          2002        1.000            0.971                  -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/02)                      2005        1.701            1.787                696
                                                                          2004        1.321            1.701                  -
                                                                          2003        1.005            1.321                  -
                                                                          2002        1.000            1.005                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)               2005        1.202             1.298             31,491
                                                                          2004        1.074             1.202                  -
                                                                          2003        0.996             1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)             2005        1.200             1.295                  -
                                                                          2004        1.067             1.200                  -
                                                                          2003        1.016             1.067                  -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)              2005        0.984             1.031                443

    Franklin Small-Mid Cap Growth Securities Fund - Class 2
    Shares (11/99)                                                        2005        1.424             1.463              8,791
                                                                          2004        1.303             1.424              8,794
                                                                          2003        0.969             1.303             12,822
                                                                          2002        1.000             0.969                  -

    Mutual Shares Securities Fund - Class 2 Shares (5/02)                 2005        1.347             1.459                  -
                                                                          2004        1.220             1.347                  -
                                                                          2003        0.994             1.220             13,197
                                                                          2002        1.000             0.994                  -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                         2005        1.763             2.202              5,840
                                                                          2004        1.442             1.763                  -
                                                                          2003        1.000             1.442             10,805

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)            2005        1.489             1.608             31,827
                                                                          2004        1.281             1.489             29,138
                                                                          2003        0.989             1.281             42,256
                                                                          2002        1.000             0.989                  -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)              2005        1.438             1.535             10,334
                                                                          2004        1.265             1.438              3,214

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Templeton Growth Securities Fund - Class 2 Shares  (continued)        2003        0.976            1.265                  -
                                                                          2002        1.000            0.976                  -

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)                                        2005        1.272            1.300             16,205
                                                                          2004        1.193            1.272             11,841
                                                                          2003        0.977            1.193                  -
                                                                          2002        1.000            0.977                  -

    Diversified Strategic Income Portfolio (11/99)                        2005        1.158            1.164                  -
                                                                          2004        1.106            1.158                  -
                                                                          2003        1.010            1.106                  -
                                                                          2002        1.000            1.010                  -

    Equity Index Portfolio - Class II Shares (11/99)                      2005        1.308            1.337              1,322
                                                                          2004        1.211            1.308              1,326
                                                                          2003        0.967            1.211                  -
                                                                          2002        1.000            0.967                  -

    Fundamental Value Portfolio (12/99)                                   2005        1.392            1.430             15,258
                                                                          2004        1.312            1.392              9,242
                                                                          2003        0.966            1.312                  -
                                                                          2002        1.000            0.966                  -

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)                      2005        1.533            1.684                  -
                                                                          2004        1.298            1.533                  -
                                                                          2003        0.983            1.298                  -
                                                                          2002        1.000            0.983                  -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                          2005        1.498            1.527              5,128
                                                                          2004        1.330            1.498              3,083
                                                                          2003        1.018            1.330                  -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                    2005        1.369            1.385              32,552
                                                                          2004        1.239            1.369              17,462
                                                                          2003        1.021            1.239                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Mid-Cap Value Portfolio (5/03)                                        2005        1.525            1.618              21,903
                                                                          2004        1.255            1.525              12,982
                                                                          2003        1.012            1.255                   -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                   2005        1.114            1.115               5,990
                                                                          2004        1.044            1.114               5,900
                                                                          2003        1.002            1.044               5,270

    Total Return Portfolio - Administrative Class (5/01)                  2005        1.071            1.076              42,703
                                                                          2004        1.042            1.071              17,777
                                                                          2003        1.012            1.042              77,212
                                                                          2002        1.000            1.012                   -

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)          2005        1.427            1.569                   -
                                                                          2004        1.253            1.427                   -
                                                                          2003        0.994            1.253                   -
                                                                          2002        1.000            0.994                   -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)               2005        1.773            1.860              29,107
                                                                          2004        1.433            1.773              27,512
                                                                          2003        0.977            1.433              19,985
                                                                          2002        1.000            0.977                   -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (11/99)                                        2005        1.389            1.417               2,252
                                                                          2004        1.308            1.389               2,252
                                                                          2003        0.960            1.308               2,252
                                                                          2002        1.000            0.960                   -

    Investors Fund - Class I (11/99)                                      2005        1.345            1.405                   -
                                                                          2004        1.243            1.345                   -
                                                                          2003        0.958            1.243                   -
                                                                          2002        1.000            0.958                   -

    Small Cap Growth Fund - Class I (11/99)                               2005        1.597            1.642                 293
                                                                          2004        1.415            1.597                 294
                                                                          2003        0.970            1.415                   -
                                                                          2002        1.000            0.970                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------------------      ----    -------------    -------------    ----------------
Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)                       2005        1.181            1.156                   -
                                                                          2004        1.166            1.181                   -
                                                                          2003        0.963            1.166                   -
                                                                          2002        1.000            0.963                   -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)       2005        1.274            1.328                   -
                                                                          2004        1.263            1.274                   -
                                                                          2003        0.960            1.263                   -
                                                                          2002        1.000            0.960                   -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth and Value (10/02)      2005        1.305            1.347              94,832
                                                                          2004        1.249            1.305              90,528
                                                                          2003        0.969            1.249              55,634
                                                                          2002        1.000            0.969                   -

    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                         2005        1.205            1.231             147,890
                                                                          2004        1.171            1.205             152,364
                                                                          2003        0.979            1.171                   -
                                                                          2002        1.000            0.979                   -

    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                         2005        1.341            1.401              86,136
                                                                          2004        1.241            1.341              66,075
                                                                          2003        0.963            1.241              69,345
                                                                          2002        1.000            0.963                   -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                         2005        1.272            1.291              88,545
                                                                          2004        1.216            1.272              88,545
                                                                          2003        0.962            1.216              88,545
                                                                          2002        1.000            0.962                   -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (6/01)                             2005        1.279            1.364               5,199
                                                                          2004        1.226            1.279               5,199
                                                                          2003        0.967            1.226                   -
                                                                          2002        1.000            0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------------------     ----    -------------    -------------    ----------------
    Equity Income Portfolio (11/99)                                       2005        1.327            1.359              63,711
                                                                          2004        1.232            1.327              63,717
                                                                          2003        0.958            1.232              48,026
                                                                          2002        1.000            0.958                   -

    Large Cap Portfolio (11/99)                                           2005        1.233            1.314                   -
                                                                          2004        1.181            1.233                   -
                                                                          2003        0.967            1.181                   -
                                                                          2002        1.000            0.967                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)                2005        1.045            1.107                   -

    Managed Allocation Series: Conservative Portfolio (5/05)              2005        1.000            1.018              37,600

    Managed Allocation Series: Moderate Portfolio (5/05)                  2005        1.000            1.052                 329

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)       2005        1.017            1.085              31,853

    Managed Allocation Series: Moderate-Conservative Portfolio (8/05)     2005        1.011            1.029                   -

    Mercury Large Cap Core Portfolio (11/99)                              2005        1.313            1.442                   -
                                                                          2004        1.156            1.313                   -
                                                                          2003        0.973            1.156                   -
                                                                          2002        1.000            0.973                   -

    MFS Emerging Growth Portfolio (11/99)                                 2005        1.358            1.317                   -
                                                                          2004        1.229            1.358                 637
                                                                          2003        0.971            1.229                   -
                                                                          2002        1.000            0.971                   -

    MFS Mid Cap Growth Portfolio (6/02)                                   2005        1.463            1.478               7,577
                                                                          2004        1.308            1.463                   -
                                                                          2003        0.974            1.308                   -
                                                                          2002        1.000            0.974                   -

    MFS Total Return Portfolio (11/99)                                    2005        1.230            1.242              91,391
                                                                          2004        1.126            1.230              79,465

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------                ----    -------------    -------------    ----------------
    MFS Total Return Portfolio  (continued)                               2003        0.986            1.126              42,779
                                                                          2002        1.000            0.986                   -

    MFS Value Portfolio (5/04)                                            2005        1.118            1.166              16,812
                                                                          2004        0.972            1.118                   -

    Mondrian International Stock Portfolio (8/02)                         2005        1.432            1.537              19,548
                                                                          2004        1.262            1.432               6,415
                                                                          2003        1.001            1.262               6,515
                                                                          2002        1.000            1.001                   -

    Pioneer Fund Portfolio (5/03)                                         2005        1.320            1.372                   -
                                                                          2004        1.212            1.320                   -
                                                                          2003        1.022            1.212                   -

    Pioneer Mid Cap Value Portfolio (6/05)                                2005        1.000            1.037                   -

    Pioneer Strategic Income Portfolio (5/04)                             2005        1.091            1.109                   -
                                                                          2004        0.983            1.091                   -

    Strategic Equity Portfolio (11/99)                                    2005        1.361            1.361              22,633
                                                                          2004        1.260            1.361              22,637
                                                                          2003        0.969            1.260              22,642
                                                                          2002        1.000            0.969                   -

    Style Focus Series: Small Cap Growth Portfolio (5/05)                 2005        1.000            1.112                   -

    Style Focus Series: Small Cap Value Portfolio (5/05)                  2005        1.005            1.108                   -

    Travelers Managed Income Portfolio (11/99)                            2005        1.087            1.080              10,365
                                                                          2004        1.078            1.087               5,947
                                                                          2003        1.014            1.078                   -
                                                                          2002        1.000            1.014                   -

    Van Kampen Enterprise Portfolio (11/99)                               2005        1.211            1.280                   -
                                                                          2004        1.190            1.211                   -
                                                                          2003        0.966            1.190                   -
                                                                          2002        1.000            0.966                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------------           ----    -------------    -------------    ----------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)           2005        0.989            0.993               6,368
                                                                          2004        0.998            0.989               6,368
                                                                          2003        1.000            0.998                   -

    Smith Barney Aggressive Growth Portfolio (11/99)                      2005        1.351            1.479              30,150
                                                                          2004        1.254            1.351              19,569
                                                                          2003        0.951            1.254                   -
                                                                          2002        1.000            0.951                   -

    Smith Barney High Income Portfolio (11/99)                            2005        1.363            1.371               4,006
                                                                          2004        1.259            1.363               3,212
                                                                          2003        1.007            1.259                   -
                                                                          2002        1.000            1.007                   -

    Smith Barney Large Capitalization Growth Portfolio (11/99)            2005        1.346            1.388               9,487
                                                                          2004        1.369            1.346               3,198
                                                                          2003        0.946            1.369                   -
                                                                          2002        1.000            0.946                   -

    Smith Barney Mid Cap Core Portfolio (11/99)                           2005        1.345            1.428              35,115
                                                                          2004        1.242            1.345              35,115
                                                                          2003        0.977            1.242              43,154
                                                                          2002        1.000            0.977                   -

    Smith Barney Money Market Portfolio (11/99)                           2005        0.975            0.983              12,874
                                                                          2004        0.986            0.975              12,874
                                                                          2003        1.000            0.986                   -
                                                                          2002        1.000            1.000                   -

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (11/99)                    2005        1.257            1.329                   -
                                                                          2004        1.198            1.257                   -
                                                                          2003        0.959            1.198                   -
                                                                          2002        1.000            0.959                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------------           ----    -------------    -------------    ----------------
Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)          2005        1.537            1.580              27,155
                                                                          2004        1.356            1.537              27,733
                                                                          2003        0.974            1.356              27,696
                                                                          2002        1.000            0.974                   -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (11/99)                        2005        1.410            1.615               9,867
                                                                          2004        1.247            1.410               4,963
                                                                          2003        0.991            1.247              18,902
                                                                          2002        1.000            0.991                   -

    Mid Cap Portfolio - Service Class 2 (5/02)                            2005        1.633            1.889              45,371
                                                                          2004        1.336            1.633              43,882
                                                                          2003        0.986            1.336              29,069
                                                                          2002        1.000            0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------------           ----    -------------    -------------    ----------------
    Capital Appreciation Fund (6/02)                                      2005        1.111            1.287              48,830
                                                                          2004        0.949            1.111              48,121
                                                                          2003        0.775            0.949              47,448
                                                                          2002        0.876            0.775              13,963

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)        2005        1.107            1.135             191,901
                                                                          2004        1.016            1.107             193,936
                                                                          2003        0.785            1.016             182,023
                                                                          2002        0.980            0.785             102,137

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)        2005        1.028            1.156             345,897
                                                                          2004        0.968            1.028             372,515
                                                                          2003        0.801            0.968             394,719
                                                                          2002        1.182            0.801             422,138
                                                                          2001        1.000            1.182             170,836

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                           2005        1.463            1.635             935,404
                                                                          2004        1.316            1.463           1,024,798
                                                                          2003        0.993            1.316           1,046,278
                                                                          2002        1.187            0.993           1,010,551
                                                                          2001        1.000            1.187             198,467

    Growth Fund - Class 2 Shares (11/99)                                  2005        1.353            1.540           3,020,263
                                                                          2004        1.227            1.353           3,308,359
                                                                          2003        0.916            1.227           2,615,035
                                                                          2002        1.237            0.916           1,878,262
                                                                          2001        1.000            1.237             983,277

    Growth-Income Fund - Class 2 Shares (11/99)                           2005        1.282            1.330           4,072,523
                                                                          2004        1.186            1.282           4,515,478
                                                                          2003        0.914            1.186           4,287,113
                                                                          2002        1.143            0.914           3,413,144
                                                                          2001        1.000            1.143             514,638

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/02)                      2005        1.609            1.690             247,390
                                                                          2004        1.250            1.609             316,497

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------------           ----    -------------    -------------    ----------------
    Delaware VIP REIT Series - Standard Class  (continued)                2003        0.952            1.250             324,500
                                                                          2002        1.046            0.952             254,096

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)               2005        1.201            1.297              50,359
                                                                          2004        1.074            1.201              44,617
                                                                          2003        1.000            1.074                   -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)             2005        1.199            1.294              14,965
                                                                          2004        1.067            1.199              14,965
                                                                          2003        1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)              2005        0.984            1.031                   -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2
    Shares (11/99)                                                        2005        1.259            1.292             125,936
                                                                          2004        1.153            1.259             171,589
                                                                          2003        0.857            1.153             155,747
                                                                          2002        1.227            0.857             175,953
                                                                          2001        1.000            1.227               1,300

    Mutual Shares Securities Fund - Class 2 Shares (5/02)                 2005        1.138            1.233             492,496
                                                                          2004        1.031            1.138             486,766
                                                                          2003        0.841            1.031             406,480
                                                                          2002        0.999            0.841             111,997

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                         2005        1.761            2.199              41,387
                                                                          2004        1.442            1.761              34,887
                                                                          2003        1.000            1.442              22,887

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)            2005        1.361            1.469             810,097
                                                                          2004        1.172            1.361             886,919
                                                                          2003        0.904            1.172             503,783

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Templeton Foreign Securities Fund - Class 2 Shares  (continued)       2002        1.134            0.904             319,815
                                                                          2001        1.000            1.134              47,591

    Templeton Growth Securities Fund - Class 2 Shares (7/02)              2005        1.160            1.237             139,787
                                                                          2004        1.020            1.160              70,887
                                                                          2003        0.788            1.020              27,006
                                                                          2002        0.830            0.788              17,719

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)                                        2005        1.194            1.220           1,309,180
                                                                          2004        1.120            1.194           1,589,270
                                                                          2003        0.918            1.120           1,269,264
                                                                          2002        1.136            0.918             996,324
                                                                          2001        1.000            1.136             237,326

    Diversified Strategic Income Portfolio (11/99)                        2005        1.189            1.195             595,922
                                                                          2004        1.137            1.189             677,014
                                                                          2003        1.039            1.137             641,867
                                                                          2002        1.011            1.039             308,520
                                                                          2001        1.000            1.011              32,007

    Equity Index Portfolio - Class II Shares (11/99)                      2005        1.173            1.198             401,863
                                                                          2004        1.086            1.173             474,749
                                                                          2003        0.867            1.086             389,159
                                                                          2002        1.141            0.867             162,856
                                                                          2001        1.000            1.141                   -

    Fundamental Value Portfolio (12/99)                                   2005        1.301            1.336           1,288,808
                                                                          2004        1.227            1.301           1,688,943
                                                                          2003        0.904            1.227           1,862,138
                                                                          2002        1.172            0.904           1,831,590
                                                                          2001        1.000            1.172             423,086

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)                      2005        1.270            1.394               1,665
                                                                          2004        1.076            1.270              40,908
                                                                          2003        0.815            1.076              41,944
                                                                          2002        1.158            0.815              38,099
                                                                          2001        1.000            1.158              28,104

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                          2005        1.497            1.525              16,382
                                                                          2004        1.330            1.497               6,366
                                                                          2003        1.000            1.330               4,618

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                    2005        1.368            1.383           1,032,878
                                                                          2004        1.239            1.368           1,022,255
                                                                          2003        1.000            1.239             136,043

    Mid-Cap Value Portfolio (5/03)                                        2005        1.524            1.616             770,368
                                                                          2004        1.254            1.524             681,732
                                                                          2003        1.000            1.254             241,207

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                   2005        1.113            1.113             334,031
                                                                          2004        1.043            1.113             366,107
                                                                          2003        1.000            1.043             162,740

    Total Return Portfolio - Administrative Class (5/01)                  2005        1.132            1.137           3,743,613
                                                                          2004        1.102            1.132           5,138,114
                                                                          2003        1.071            1.102           5,603,583
                                                                          2002        1.002            1.071           4,649,600
                                                                          2001        1.000            1.002             359,558

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)          2005        1.315            1.445             208,427
                                                                          2004        1.155            1.315             245,992
                                                                          2003        0.917            1.155             262,993
                                                                          2002        1.137            0.917             209,372
                                                                          2001        1.000            1.137               4,558

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)               2005        1.771            1.858             308,379
                                                                          2004        1.433            1.771             400,281
                                                                          2003        0.977            1.433             407,261
                                                                          2002        1.220            0.977             286,310
                                                                          2001        1.000            1.220              98,292

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------------------      ----    -------------    -------------    ----------------
Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (11/99)                                        2005        1.196            1.219             679,420
                                                                          2004        1.127            1.196             840,635
                                                                          2003        0.827            1.127             867,910
                                                                          2002        1.127            0.827             838,091
                                                                          2001        1.000            1.127              74,887

    Investors Fund - Class I (11/99)                                      2005        1.197            1.250             503,864
                                                                          2004        1.107            1.197             545,432
                                                                          2003        0.854            1.107             636,125
                                                                          2002        1.133            0.854             526,307
                                                                          2001        1.000            1.133              14,994

    Small Cap Growth Fund - Class I (11/99)                               2005        1.320            1.357             187,911
                                                                          2004        1.171            1.320             249,354
                                                                          2003        0.802            1.171             295,575
                                                                          2002        1.255            0.802             244,170
                                                                          2001        1.000            1.255              22,533

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)                       2005        1.001            0.979              40,671
                                                                          2004        0.989            1.001             109,047
                                                                          2003        0.817            0.989             111,489
                                                                          2002        1.127            0.817              40,123
                                                                          2001        1.000            1.127                   -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)       2005        1.139            1.186             104,096
                                                                          2004        1.130            1.139             110,268
                                                                          2003        0.859            1.130              94,650
                                                                          2002        1.197            0.859              85,309
                                                                          2001        1.000            1.197                 917

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth and Value (10/02)      2005        1.426            1.470           1,339,162
                                                                          2004        1.365            1.426           1,369,104
                                                                          2003        1.060            1.365           1,487,421
                                                                          2002        1.000            1.060             156,519

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                         2005        1.274            1.301           1,334,895
                                                                          2004        1.238            1.274           1,507,174
                                                                          2003        1.037            1.238           1,222,514
                                                                          2002        1.000            1.037             220,092

    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                         2005        1.493            1.559             290,312
                                                                          2004        1.382            1.493             313,379
                                                                          2003        1.073            1.382             269,336
                                                                          2002        1.000            1.073             155,053

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                         2005        1.411            1.432             155,585
                                                                          2004        1.349            1.411             102,417
                                                                          2003        1.068            1.349              54,230
                                                                          2002        1.000            1.068              13,418

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (6/01)                             2005        1.189            1.266              23,272
                                                                          2004        1.139            1.189             101,154
                                                                          2003        0.899            1.139             100,587
                                                                          2002        1.206            0.899              99,352
                                                                          2001        1.000            1.206              12,840

    Equity Income Portfolio (11/99)                                       2005        1.317            1.348             528,779
                                                                          2004        1.224            1.317             611,967
                                                                          2003        0.952            1.224             607,249
                                                                          2002        1.129            0.952             397,607
                                                                          2001        1.000            1.129              10,873

    Large Cap Portfolio (11/99)                                           2005        1.096            1.167             113,401
                                                                          2004        1.050            1.096             141,124
                                                                          2003        0.860            1.050             147,137
                                                                          2002        1.137            0.860              95,934
                                                                          2001        1.000            1.137               8,222

    Managed Allocation Series: Aggressive Portfolio (6/05)                2005        1.045            1.107                   -

    Managed Allocation Series: Conservative Portfolio (5/05)              2005        1.000            1.018                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate Portfolio (5/05)                      2005        1.000            1.052                   -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)           2005        1.017            1.085                   -

Managed Allocation Series: Moderate-Conservative Portfolio (8/05)         2005        1.011            1.029                   -

Mercury Large Cap Core Portfolio (11/99)                                  2005        1.137            1.249             223,030
                                                                          2004        1.002            1.137             248,325
                                                                          2003        0.844            1.002             264,799
                                                                          2002        1.151            0.844             226,138
                                                                          2001        1.000            1.151              20,414

MFS Emerging Growth Portfolio (11/99)                                     2005        1.096            1.063                   -
                                                                          2004        0.993            1.096             184,761
                                                                          2003        0.785            0.993             185,305
                                                                          2002        1.218            0.785             322,036
                                                                          2001        1.000            1.218              25,458

MFS Mid Cap Growth Portfolio (6/02)                                       2005        0.822            0.830             279,928
                                                                          2004        0.736            0.822              33,092
                                                                          2003        0.548            0.736              29,675
                                                                          2002        0.625            0.548               4,683

MFS Total Return Portfolio (11/99)                                        2005        1.250            1.261           2,554,221
                                                                          2004        1.144            1.250           2,980,414
                                                                          2003        1.002            1.144           2,969,160
                                                                          2002        1.080            1.002           2,625,598
                                                                          2001        1.000            1.080             476,441

MFS Value Portfolio (5/04)                                                2005        1.117            1.165              28,462
                                                                          2004        0.972            1.117              14,572

Mondrian International Stock Portfolio (8/02)                             2005        1.202            1.290             467,418
                                                                          2004        1.060            1.202             421,402
                                                                          2003        0.842            1.060             377,074
                                                                          2002        0.844            0.842              10,138

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Pioneer Fund Portfolio (5/03)                                         2005        1.319            1.370               7,103
                                                                          2004        1.212            1.319               3,681
                                                                          2003        1.000            1.212                   -

    Pioneer Mid Cap Value Portfolio (6/05)                                2005        1.000            1.037                   -

    Pioneer Strategic Income Portfolio (5/04)                             2005        1.091            1.108              67,722
                                                                          2004        0.982            1.091               7,038

    Strategic Equity Portfolio (11/99)                                    2005        1.047            1.047             241,361
                                                                          2004        0.970            1.047             326,300
                                                                          2003        0.747            0.970             343,430
                                                                          2002        1.148            0.747             286,272
                                                                          2001        1.000            1.148              85,438

    Style Focus Series: Small Cap Growth Portfolio (5/05)                 2005        1.000            1.112                   -

    Style Focus Series: Small Cap Value Portfolio (5/05)                  2005        1.005            1.108                   -

    Travelers Managed Income Portfolio (11/99)                            2005        1.050            1.043             642,511
                                                                          2004        1.042            1.050             997,824
                                                                          2003        0.981            1.042           1,082,482
                                                                          2002        0.980            0.981             969,658
                                                                          2001        1.000            0.980             126,164

    Van Kampen Enterprise Portfolio (11/99)                               2005        1.034            1.092              33,146
                                                                          2004        1.016            1.034              98,222
                                                                          2003        0.826            1.016             101,564
                                                                          2002        1.193            0.826             105,425
                                                                          2001        1.000            1.193              46,933

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)           2005        0.989            0.991               8,759
                                                                          2004        0.997            0.989              19,753
                                                                          2003        1.000            0.997                 579

    Smith Barney Aggressive Growth Portfolio (11/99)                      2005        1.136            1.242           2,286,488
                                                                          2004        1.054            1.136           2,791,114
                                                                          2003        0.800            1.054           2,170,608

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Smith Barney Aggressive Growth Portfolio  (continued)                 2002        1.212            0.800           2,025,793
                                                                          2001        1.000            1.212             522,726

    Smith Barney High Income Portfolio (11/99)                            2005        1.329            1.336             505,818
                                                                          2004        1.228            1.329             808,876
                                                                          2003        0.983            1.228             750,091
                                                                          2002        1.037            0.983             446,090
                                                                          2001        1.000            1.037              29,916

    Smith Barney Large Capitalization Growth Portfolio (11/99)            2005        1.237            1.275             604,781
                                                                          2004        1.258            1.237             714,870
                                                                          2003        0.870            1.258             566,137
                                                                          2002        1.181            0.870             518,804
                                                                          2001        1.000            1.181              61,317

    Smith Barney Mid Cap Core Portfolio (11/99)                           2005        1.343            1.425             388,860
                                                                          2004        1.241            1.343             503,915
                                                                          2003        0.976            1.241             546,831
                                                                          2002        1.232            0.976             485,483
                                                                          2001        1.000            1.232              97,391

    Smith Barney Money Market Portfolio (11/99)                           2005        0.967            0.974             204,477
                                                                          2004        0.978            0.967             499,541
                                                                          2003        0.992            0.978           1,139,300
                                                                          2002        1.000            0.992           1,669,540
                                                                          2001        1.000            1.000             207,523

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (11/99)                    2005        0.981            1.037             144,555
                                                                          2004        0.935            0.981             200,083
                                                                          2003        0.750            0.935             194,819
                                                                          2002        1.134            0.750             156,956
                                                                          2001        1.000            1.134              69,805

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)          2005        1.394            1.432              45,408
                                                                          2004        1.231            1.394              78,805
                                                                          2003        0.885            1.231              78,918

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Smith Barney Small Cap Growth Opportunities
    Portfolio (continued)                                                 2002        1.215            0.885              77,835
                                                                          2001        1.000            1.215                   -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (11/99)                        2005        1.410            1.614             325,328
                                                                          2004        1.248            1.410             357,392
                                                                          2003        0.992            1.248             287,237
                                                                          2002        1.118            0.992             223,681
                                                                          2001        1.000            1.118              74,817

    Mid Cap Portfolio - Service Class 2 (5/02)                            2005        1.411            1.631             355,930
                                                                          2004        1.155            1.411             314,692
                                                                          2003        0.853            1.155             255,006
                                                                          2002        0.992            0.853             148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Capital Appreciation Fund (6/02)                                      2005        1.340            1.551              73,784
                                                                          2004        1.145            1.340                   -
                                                                          2003        1.000            1.145                   -

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)        2005        1.220            1.249              24,523
                                                                          2004        1.120            1.220               4,812
                                                                          2003        1.000            1.120                   -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)        2005        1.159            1.304                   -
                                                                          2004        1.093            1.159                   -
                                                                          2003        1.000            1.093                   -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                           2005        1.319            1.474             178,975
                                                                          2004        1.187            1.319              99,580
                                                                          2003        1.000            1.187              75,501

    Growth Fund - Class 2 Shares (11/99)                                  2005        1.266            1.440             390,697
                                                                          2004        1.149            1.266             222,148
                                                                          2003        1.000            1.149              87,646

    Growth-Income Fund - Class 2 Shares (11/99)                           2005        1.239            1.284             226,936
                                                                          2004        1.147            1.239             125,019
                                                                          2003        1.000            1.147              87,906

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (6/02)                      2005        1.470            1.543                   -
                                                                          2004        1.143            1.470                   -
                                                                          2003        1.000            1.143                   -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)               2005        1.201            1.295              12,858
                                                                          2004        1.074            1.201                   -
                                                                          2003        1.000            1.074                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Mercury Value Opportunities V.I. Fund - Class III (11/03)             2005        1.199            1.293              19,763
                                                                          2004        1.067            1.199                   -
                                                                          2003        1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)              2005        0.984            1.031              70,308

    Franklin Small-Mid Cap Growth Securities Fund - Class 2
    Shares (11/99)                                                        2005        1.302            1.336              95,391
                                                                          2004        1.192            1.302              73,991
                                                                          2003        1.000            1.192              72,821

    Mutual Shares Securities Fund - Class 2 Shares (5/02)                 2005        1.232            1.334             122,543
                                                                          2004        1.117            1.232               8,209
                                                                          2003        1.000            1.117                   -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                         2005        1.542            1.924              12,852
                                                                          2004        1.263            1.542                   -
                                                                          2003        1.000            1.263                   -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)            2005        1.364            1.472              60,925
                                                                          2004        1.175            1.364                   -
                                                                          2003        1.000            1.175                   -

    Templeton Growth Securities Fund - Class 2 Shares (7/02)              2005        1.319            1.406                   -
                                                                          2004        1.161            1.319                   -
                                                                          2003        1.000            1.161                   -

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)                                        2005        1.192            1.218              26,682
                                                                          2004        1.119            1.192              26,682
                                                                          2003        1.000            1.119                   -

    Diversified Strategic Income Portfolio (11/99)                        2005        1.105            1.110              13,020
                                                                          2004        1.057            1.105               9,845
                                                                          2003        1.000            1.057                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Equity Index Portfolio - Class II Shares (11/99)                      2005        1.219            1.245               3,933
                                                                          2004        1.130            1.219                   -
                                                                          2003        1.000            1.130                   -

    Fundamental Value Portfolio (12/99)                                   2005        1.238            1.271              41,533
                                                                          2004        1.169            1.238              25,340
                                                                          2003        1.000            1.169               2,903

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)                      2005        1.347            1.478                   -
                                                                          2004        1.142            1.347                   -
                                                                          2003        1.000            1.142                   -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                          2005        1.320            1.344              62,492
                                                                          2004        1.173            1.320                   -
                                                                          2003        1.000            1.173                   -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                    2005        1.258            1.272             102,438
                                                                          2004        1.140            1.258                   -
                                                                          2003        1.000            1.140                   -

    Mid-Cap Value Portfolio (5/03)                                        2005        1.404            1.488              85,822
                                                                          2004        1.156            1.404              25,827
                                                                          2003        1.000            1.156                   -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                   2005        1.115            1.115              36,177
                                                                          2004        1.046            1.115              24,973
                                                                          2003        1.000            1.046               4,700

    Total Return Portfolio - Administrative Class (5/01)                  2005        1.052            1.056             359,661
                                                                          2004        1.024            1.052             191,473
                                                                          2003        1.000            1.024              10,207

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)          2005        1.343            1.475                   -
                                                                          2004        1.180            1.343                   -
                                                                          2003        1.000            1.180                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------------       ----    -------------    -------------    ----------------
    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)               2005        1.528            1.601              13,871
                                                                          2004        1.236            1.528               1,314
                                                                          2003        1.000            1.236               1,436

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (11/99)                                        2005        1.241            1.264              37,563
                                                                          2004        1.170            1.241              37,563
                                                                          2003        1.000            1.170                   -

    Investors Fund - Class I (11/99)                                      2005        1.240            1.293                   -
                                                                          2004        1.147            1.240                   -
                                                                          2003        1.000            1.147                   -

    Small Cap Growth Fund - Class I (11/99)                               2005        1.394            1.432              11,063
                                                                          2004        1.236            1.394                   -
                                                                          2003        1.000            1.236                   -

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)                       2005        1.115            1.090              21,979
                                                                          2004        1.101            1.115              57,419
                                                                          2003        1.000            1.101                   -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)       2005        1.160            1.207                   -
                                                                          2004        1.151            1.160                   -
                                                                          2003        1.000            1.151                   -

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth and Value (10/02)      2005        1.179            1.215             526,827
                                                                          2004        1.129            1.179             838,573
                                                                          2003        1.000            1.129             120,387

    Multiple Discipline Portfolio - Balanced All Cap Growth and
    Value (10/02)                                                         2005        1.120            1.143             371,853
                                                                          2004        1.089            1.120             186,971
                                                                          2003        1.000            1.089               1,107

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------------------      ----    -------------    -------------    ----------------
    Multiple Discipline Portfolio - Global All Cap Growth and
    Value (10/02)                                                         2005        1.231            1.284             102,069
                                                                          2004        1.140            1.231             121,998
                                                                          2003        1.000            1.140                   -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                         2005        1.173            1.189              54,027
                                                                          2004        1.122            1.173             193,059
                                                                          2003        1.000            1.122                   -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (6/01)                             2005        1.185            1.262                   -
                                                                          2004        1.136            1.185                   -
                                                                          2003        1.000            1.136                   -

    Equity Income Portfolio (11/99)                                       2005        1.218            1.246                   -
                                                                          2004        1.132            1.218                   -
                                                                          2003        1.000            1.132                   -

    Large Cap Portfolio (11/99)                                           2005        1.172            1.247                   -
                                                                          2004        1.123            1.172                   -
                                                                          2003        1.000            1.123                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)                2005        1.045            1.106                   -

    Managed Allocation Series: Conservative Portfolio (5/05)              2005        1.000            1.017                   -

    Managed Allocation Series: Moderate Portfolio (5/05)                  2005        1.000            1.051                   -

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)       2005        1.017            1.084                   -

    Managed Allocation Series: Moderate-Conservative Portfolio (8/05)     2005        1.011            1.028                   -

    Mercury Large Cap Core Portfolio (11/99)                              2005        1.236            1.357                   -
                                                                          2004        1.090            1.236                   -
                                                                          2003        1.000            1.090                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    MFS Emerging Growth Portfolio (11/99)                                 2005        1.220            1.183                   -
                                                                          2004        1.105            1.220                   -
                                                                          2003        1.000            1.105                   -

    MFS Mid Cap Growth Portfolio (6/02)                                   2005        1.264            1.276                   -
                                                                          2004        1.132            1.264                   -
                                                                          2003        1.000            1.132                   -

    MFS Total Return Portfolio (11/99)                                    2005        1.177            1.187             262,473
                                                                          2004        1.078            1.177             104,798
                                                                          2003        1.000            1.078              81,699

    MFS Value Portfolio (5/04)                                            2005        1.117            1.164              97,398
                                                                          2004        0.972            1.117                   -

    Mondrian International Stock Portfolio (8/02)                         2005        1.313            1.408              63,679
                                                                          2004        1.158            1.313                   -
                                                                          2003        1.000            1.158                   -

    Pioneer Fund Portfolio (5/03)                                         2005        1.226            1.273              24,893
                                                                          2004        1.127            1.226                   -
                                                                          2003        1.000            1.127                   -

    Pioneer Mid Cap Value Portfolio (6/05)                                2005        1.000            1.036                   -

    Pioneer Strategic Income Portfolio (5/04)                             2005        1.091            1.107               7,102
                                                                          2004        0.982            1.091                   -

    Strategic Equity Portfolio (11/99)                                    2005        1.205            1.204                   -
                                                                          2004        1.116            1.205                   -
                                                                          2003        1.000            1.116                   -

    Style Focus Series: Small Cap Growth Portfolio (5/05)                 2005        1.000            1.112                   -

    Style Focus Series: Small Cap Value Portfolio (5/05)                  2005        1.005            1.107                   -

    Travelers Managed Income Portfolio (11/99)                            2005        1.036            1.029               6,810
                                                                          2004        1.029            1.036               5,115
                                                                          2003        1.000            1.029                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Van Kampen Enterprise Portfolio (11/99)                               2005        1.148            1.212              20,157
                                                                          2004        1.128            1.148                   -
                                                                          2003        1.000            1.128                   -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)           2005        0.988            0.990              33,655
                                                                          2004        0.997            0.988              31,864
                                                                          2003        1.000            0.997               2,406

    Smith Barney Aggressive Growth Portfolio (11/99)                      2005        1.223            1.337              64,036
                                                                          2004        1.136            1.223              54,911
                                                                          2003        1.000            1.136                   -

    Smith Barney High Income Portfolio (11/99)                            2005        1.191            1.197              57,438
                                                                          2004        1.101            1.191              43,116
                                                                          2003        1.000            1.101               2,546

    Smith Barney Large Capitalization Growth Portfolio (11/99)            2005        1.148            1.183              12,773
                                                                          2004        1.169            1.148              46,877
                                                                          2003        1.000            1.169                   -

    Smith Barney Mid Cap Core Portfolio (11/99)                           2005        1.252            1.328              23,642
                                                                          2004        1.158            1.252              23,009
                                                                          2003        1.000            1.158                   -

    Smith Barney Money Market Portfolio (11/99)                           2005        0.982            0.989              78,034
                                                                          2004        0.994            0.982                   -
                                                                          2003        1.000            0.994                   -

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (11/99)                    2005        1.169            1.236               3,267
                                                                          2004        1.115            1.169               3,336
                                                                          2003        1.000            1.115               2,893

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)          2005        1.397            1.436               1,912
                                                                          2004        1.234            1.397               1,478
                                                                          2003        1.000            1.234               1,397

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------                      ----    -------------    -------------    ----------------
Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (11/99)                        2005        1.288            1.474             105,425
                                                                          2004        1.141            1.288                   -
                                                                          2003        1.000            1.141                   -

    Mid Cap Portfolio - Service Class 2 (5/02)                            2005        1.462            1.690              20,828
                                                                          2004        1.198            1.462               4,757
                                                                          2003        1.000            1.198                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Capital Appreciation Fund (6/02)                                      2005        1.385            1.602               5,975
                                                                          2004        1.184            1.385                 769
                                                                          2003        0.968            1.184                   -
                                                                          2002        1.000            0.968                   -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)        2005        1.352            1.384                   -
                                                                          2004        1.242            1.352                   -
                                                                          2003        0.960            1.242                   -
                                                                          2002        1.000            0.960                   -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)        2005        1.213            1.364              62,770
                                                                          2004        1.144            1.213              58,277
                                                                          2003        0.948            1.144               1,664
                                                                          2002        1.000            0.948                   -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                           2005        1.448            1.616             482,005
                                                                          2004        1.303            1.448             458,220
                                                                          2003        0.984            1.303              36,452
                                                                          2002        1.000            0.984                   -

    Growth Fund - Class 2 Shares (11/99)                                  2005        1.416            1.611           1,445,146
                                                                          2004        1.286            1.416           1,368,378
                                                                          2003        0.960            1.286              70,233
                                                                          2002        1.000            0.960                   -

    Growth-Income Fund - Class 2 Shares (11/99)                           2005        1.360            1.409           1,347,106
                                                                          2004        1.259            1.360           1,289,883
                                                                          2003        0.971            1.259             144,983
                                                                          2002        1.000            0.971                   -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/02)                      2005        1.696            1.779              62,620
                                                                          2004        1.319            1.696              58,367

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                                  BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------        ----    -------------    -------------    ----------------
    Delaware VIP REIT Series - Standard Class  (continued)                2003        1.005            1.319               4,827
                                                                          2002        1.000            1.005                   -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)               2005        1.200            1.294             420,136
                                                                          2004        1.073            1.200             361,311
                                                                          2003        0.996            1.073                   -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)             2005        1.198            1.291             276,788
                                                                          2004        1.067            1.198             264,527
                                                                          2003        1.016            1.067                   -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)              2005        0.984            1.030                   -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2
    Shares (11/99)                                                        2005        1.420            1.456               9,365
                                                                          2004        1.301            1.420               9,365
                                                                          2003        0.969            1.301               9,365
                                                                          2002        1.000            0.969                   -

    Mutual Shares Securities Fund - Class 2 Shares (5/02)                 2005        1.342            1.453             207,118
                                                                          2004        1.218            1.342             176,628
                                                                          2003        0.994            1.218              60,706
                                                                          2002        1.000            0.994                   -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                         2005        1.759            2.193             106,758
                                                                          2004        1.441            1.759              65,328
                                                                          2003        1.000            1.441               7,709

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)            2005        1.484            1.601             102,005
                                                                          2004        1.279            1.484              95,320
                                                                          2003        0.989            1.279              18,112
                                                                          2002        1.000            0.989                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.434           1.528           331,794
                                                               2004        1.263           1.434           286,389
                                                               2003        0.976           1.263            41,590
                                                               2002        1.000           0.976                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.268           1.294            33,097
                                                               2004        1.191           1.268            33,097
                                                               2003        0.977           1.191            33,097
                                                               2002        1.000           0.977                 -

   Diversified Strategic Income Portfolio (11/99)              2005        1.154           1.158             9,539
                                                               2004        1.105           1.154             9,539
                                                               2003        1.010           1.105             9,539
                                                               2002        1.000           1.010                 -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.304           1.331           357,933
                                                               2004        1.209           1.304           411,278
                                                               2003        0.967           1.209            48,170
                                                               2002        1.000           0.967                 -

   Fundamental Value Portfolio (12/99)                         2005        1.388           1.423             8,642
                                                               2004        1.310           1.388             8,642
                                                               2003        0.966           1.310             8,642
                                                               2002        1.000           0.966                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.529           1.676                 -
                                                               2004        1.296           1.529                 -
                                                               2003        0.983           1.296                 -
                                                               2002        1.000           0.983                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.495           1.521           184,983
                                                               2004        1.329           1.495           182,013
                                                               2003        1.018           1.329            13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.365           1.380           258,906
                                                               2004        1.238           1.365           250,029
                                                               2003        1.021           1.238            18,755

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.522           1.612           602,227
                                                               2004        1.253           1.522           558,676
                                                               2003        1.012           1.253            30,096

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.110           225,093
                                                               2004        1.043           1.111           159,740
                                                               2003        1.002           1.043             6,497

   Total Return Portfolio - Administrative Class (5/01)        2005        1.068           1.071           574,292
                                                               2004        1.040           1.068           536,319
                                                               2003        1.012           1.040            52,717
                                                               2002        1.000           1.012                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.422           1.562            75,118
                                                               2004        1.251           1.422            64,572
                                                               2003        0.994           1.251                 -
                                                               2002        1.000           0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.767           1.851           175,716
                                                               2004        1.431           1.767           162,126
                                                               2003        0.977           1.431            11,692
                                                               2002        1.000           0.977                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.385           1.410            81,352
                                                               2004        1.306           1.385            72,942
                                                               2003        0.960           1.306             2,066
                                                               2002        1.000           0.960                 -

   Investors Fund - Class I (11/99)                            2005        1.341           1.398           123,801
                                                               2004        1.241           1.341           114,838
                                                               2003        0.958           1.241             2,898
                                                               2002        1.000           0.958                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.592           1.635            92,752
                                                               2004        1.413           1.592            78,737
                                                               2003        0.970           1.413            14,928
                                                               2002        1.000           0.970                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.178           1.150                 -
                                                               2004        1.164           1.178                 -
                                                               2003        0.963           1.164                 -
                                                               2002        1.000           0.963                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.270           1.322                 -
                                                               2004        1.261           1.270                 -
                                                               2003        0.960           1.261                 -
                                                               2002        1.000           0.960                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.301           1.341            62,731
                                                               2004        1.247           1.301            62,758
                                                               2003        0.969           1.247           128,588
                                                               2002        1.000           0.969                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.201           1.226            36,551
                                                               2004        1.169           1.201            36,551
                                                               2003        0.979           1.169           197,996
                                                               2002        1.000           0.979                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.337           1.395                 -
                                                               2004        1.239           1.337                 -
                                                               2003        0.962           1.239                 -
                                                               2002        1.000           0.962                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.268           1.285            55,748
                                                               2004        1.214           1.268            55,748
                                                               2003        0.961           1.214            30,431
                                                               2002        1.000           0.961                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.275           1.357            46,791
                                                               2004        1.224           1.275            41,960
                                                               2003        0.967           1.224            11,023
                                                               2002        1.000           0.967                 -

\

                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Equity Income Portfolio (11/99)                                2005        1.323           1.353           175,114
                                                               2004        1.230           1.323           183,922
                                                               2003        0.958           1.230                 -
                                                               2002        1.000           0.958                 -

Large Cap Portfolio (11/99)                                    2005        1.230           1.308            26,320
                                                               2004        1.179           1.230            21,855
                                                               2003        0.967           1.179             2,446
                                                               2002        1.000           0.967                 -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.106                 -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.017            28,480

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.051           161,755

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.084                 -

Managed Allocation Series: Moderate-Conservative

Portfolio (8/05)                                               2005        1.011           1.028                 -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.309           1.435           128,179
                                                               2004        1.154           1.309           123,977
                                                               2003        0.973           1.154             6,398
                                                               2002        1.000           0.973                 -

MFS Emerging Growth Portfolio (11/99)                          2005        1.354           1.313                 -
                                                               2004        1.227           1.354            25,588
                                                               2003        0.971           1.227                 -
                                                               2002        1.000           0.971                 -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.459           1.472           107,840
                                                               2004        1.306           1.459            74,203
                                                               2003        0.974           1.306             6,590
                                                               2002        1.000           0.974                 -

MFS Total Return Portfolio (11/99)                             2005        1.226           1.236         1,399,762
                                                               2004        1.124           1.226         1,265,778

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.124           129,554
                                                               2002        1.000           0.986                 -

MFS Value Portfolio (5/04)                                     2005        1.117           1.163            98,144
                                                               2004        0.972           1.117            15,762

Mondrian International Stock Portfolio (8/02)                  2005        1.428           1.530           155,122
                                                               2004        1.260           1.428           158,573
                                                               2003        1.001           1.260             8,954
                                                               2002        1.000           1.001                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.317           1.366             8,038
                                                               2004        1.211           1.317             7,877
                                                               2003        1.022           1.211                 -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.036                 -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.090           1.106            63,092
                                                               2004        0.982           1.090            52,796

Strategic Equity Portfolio (11/99)                             2005        1.357           1.355            22,596
                                                               2004        1.258           1.357            22,596
                                                               2003        0.969           1.258            18,537
                                                               2002        1.000           0.969                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.111             5,892

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.107             5,163

Travelers Managed Income Portfolio (11/99)                     2005        1.083           1.075            53,668
                                                               2004        1.076           1.083            53,668
                                                               2003        1.014           1.076            53,668
                                                               2002        1.000           1.014                 -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.207           1.274                 -
                                                               2004        1.188           1.207                 -
                                                               2003        0.966           1.188                 -
                                                               2002        1.000           0.966                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.989           382,852
                                                               2004        0.997           0.987           334,352
                                                               2003        1.000           0.997            18,897

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.347           1.472                 -
                                                               2004        1.252           1.347                 -
                                                               2003        0.951           1.252                 -
                                                               2002        1.000           0.951                 -

   Smith Barney High Income Portfolio (11/99)                  2005        1.359           1.365            10,290
                                                               2004        1.257           1.359            10,296
                                                               2003        1.007           1.257             9,918
                                                               2002        1.000           1.007                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.342           1.382                 -
                                                               2004        1.366           1.342                 -
                                                               2003        0.946           1.366                 -
                                                               2002        1.000           0.946                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.341           1.421            19,016
                                                               2004        1.240           1.341            19,016
                                                               2003        0.977           1.240            19,016
                                                               2002        1.000           0.977                 -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.972           0.978            24,852
                                                               2004        0.985           0.972            24,852
                                                               2003        0.999           0.985            24,852
                                                               2002        1.000           0.999                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.253           1.323                 -
                                                               2004        1.196           1.253                 -
                                                               2003        0.959           1.196                 -
                                                               2002        1.000           0.959                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.532           1.573                 -
                                                               2004        1.354           1.532                 -
                                                               2003        0.974           1.354                 -
                                                               2002        1.000           0.974                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)               2005        1.406           1.608             9,433
                                                               2004        1.246           1.406             9,433
                                                               2003        0.991           1.246             9,433
                                                               2002        1.000           0.991                 -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.628           1.881           486,945
                                                               2004        1.334           1.628           479,347
                                                               2003        0.986           1.334            43,499
                                                               2002        1.000           0.986                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.338           1.547                 -
                                                               2004        1.144           1.338                 -
                                                               2003        1.000           1.144                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.218           1.246                 -
                                                               2004        1.119           1.218                 -
                                                               2003        1.000           1.119                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.158           1.301                 -
                                                               2004        1.092           1.158                 -
                                                               2003        1.000           1.092                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.318           1.471             8,186
                                                               2004        1.187           1.318                 -
                                                               2003        1.000           1.187                 -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.264           1.437           183,683
                                                               2004        1.148           1.264           175,438
                                                               2003        1.000           1.148            37,830

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.238           1.281            84,261
                                                               2004        1.146           1.238            65,067
                                                               2003        1.000           1.146            38,300

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.468           1.540                 -
                                                               2004        1.142           1.468                 -
                                                               2003        1.000           1.142                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                 -
                                                               2004        1.073           1.199                 -
                                                               2003        0.996           1.073                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290            89,553
                                                               2004        1.067           1.197            89,553
                                                               2003        1.016           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.300           1.332             8,089
                                                               2004        1.192           1.300             4,958
                                                               2003        1.000           1.192                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.331             7,100
                                                               2004        1.117           1.230             5,352
                                                               2003        1.000           1.117                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.540           1.920             2,186
                                                               2004        1.262           1.540             2,186
                                                               2003        1.000           1.262                 -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.362           1.468           125,688
                                                               2004        1.175           1.362           124,988
                                                               2003        1.000           1.175                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.317           1.403                 -
                                                               2004        1.161           1.317                 -
                                                               2003        1.000           1.161                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.191           1.215            49,888
                                                               2004        1.119           1.191            47,432
                                                               2003        1.000           1.119            35,980

   Diversified Strategic Income Portfolio (11/99)              2005        1.104           1.107                 -
                                                               2004        1.057           1.104                 -
                                                               2003        1.000           1.057                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.218           1.242                 -
                                                               2004        1.129           1.218                 -
                                                               2003        1.000           1.129                 -

   Fundamental Value Portfolio (12/99)                         2005        1.237           1.268           110,831
                                                               2004        1.168           1.237           110,831
                                                               2003        1.000           1.168                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.345           1.474                 -
                                                               2004        1.141           1.345                 -
                                                               2003        1.000           1.141                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.318           1.341                 -
                                                               2004        1.172           1.318                 -
                                                               2003        1.000           1.172                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.256           1.269           114,321
                                                               2004        1.140           1.256           114,321
                                                               2003        1.000           1.140                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.402           1.484            45,463
                                                               2004        1.155           1.402            45,463
                                                               2003        1.000           1.155            32,578

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.112                 -
                                                               2004        1.045           1.114                 -
                                                               2003        1.000           1.045                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.051           1.053             5,007
                                                               2004        1.024           1.051             2,322
                                                               2003        1.000           1.024                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.341           1.472                 -
                                                               2004        1.180           1.341                 -
                                                               2003        1.000           1.180                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.526           1.598                 -
                                                               2004        1.236           1.526                 -
                                                               2003        1.000           1.236                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.239           1.261                 -
                                                               2004        1.169           1.239                 -
                                                               2003        1.000           1.169                 -

   Investors Fund - Class I (11/99)                            2005        1.238           1.290                 -
                                                               2004        1.146           1.238                 -
                                                               2003        1.000           1.146                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.392           1.428                 -
                                                               2004        1.236           1.392                 -
                                                               2003        1.000           1.236                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113           1.087                 -
                                                               2004        1.101           1.113                 -
                                                               2003        1.000           1.101                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.158           1.204                 -
                                                               2004        1.151           1.158                 -
                                                               2003        1.000           1.151                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.177           1.212            11,628
                                                               2004        1.128           1.177             7,392
                                                               2003        1.000           1.128                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.118           1.140                 -
                                                               2004        1.088           1.118                 -
                                                               2003        1.000           1.088                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.229           1.281              -
                                                               2004        1.140           1.229              -
                                                               2003        1.000           1.140              -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.171           1.187              -
                                                               2004        1.122           1.171              -
                                                               2003        1.000           1.122              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.184           1.259              -
                                                               2004        1.136           1.184              -
                                                               2003        1.000           1.136              -

   Equity Income Portfolio (11/99)                             2005        1.217           1.243              -
                                                               2004        1.132           1.217              -
                                                               2003        1.000           1.132              -

   Large Cap Portfolio (11/99)                                 2005        1.170           1.244              -
                                                               2004        1.123           1.170              -
                                                               2003        1.000           1.123              -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.105              -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.017              -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.051              -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.084              -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.028              -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.235           1.353              -
                                                               2004        1.089           1.235              -
                                                               2003        1.000           1.089              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.218           1.181                 -
                                                               2004        1.105           1.218                 -
                                                               2003        1.000           1.105                 -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.263           1.273             3,253
                                                               2004        1.131           1.263                 -
                                                               2003        1.000           1.131                 -

MFS Total Return Portfolio (11/99)                             2005        1.176           1.184                 -
                                                               2004        1.078           1.176                 -
                                                               2003        1.000           1.078                 -

MFS Value Portfolio (5/04)                                     2005        1.116           1.163                 -
                                                               2004        0.972           1.116                 -

Mondrian International Stock Portfolio (8/02)                  2005        1.311           1.405             1,469
                                                               2004        1.158           1.311                 -
                                                               2003        1.000           1.158                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.225           1.270             1,959
                                                               2004        1.126           1.225               164
                                                               2003        1.000           1.126                 -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.036                 -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.090           1.105                 -
                                                               2004        0.982           1.090                 -

Strategic Equity Portfolio (11/99)                             2005        1.203           1.201                 -
                                                               2004        1.116           1.203                 -
                                                               2003        1.000           1.116                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.111                 -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.107                 -

Travelers Managed Income Portfolio (11/99)                     2005        1.035           1.026            20,698
                                                               2004        1.029           1.035            20,698
                                                               2003        1.000           1.029                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.146           1.209                 -
                                                               2004        1.128           1.146                 -
                                                               2003        1.000           1.128                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.988                 -
                                                               2004        0.997           0.987                 -
                                                               2003        1.000           0.997                 -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.221           1.334            40,605
                                                               2004        1.135           1.221            40,605
                                                               2003        1.000           1.135            32,549

   Smith Barney High Income Portfolio (11/99)                  2005        1.189           1.194             2,014
                                                               2004        1.101           1.189               167
                                                               2003        1.000           1.101                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.147           1.180             3,593
                                                               2004        1.168           1.147                 -
                                                               2003        1.000           1.168                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.251           1.325             6,147
                                                               2004        1.158           1.251             6,147
                                                               2003        1.000           1.158                 -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.981           0.986                 -
                                                               2004        0.994           0.981                 -
                                                               2003        1.000           0.994                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.167           1.233            29,606
                                                               2004        1.115           1.167            29,606
                                                               2003        1.000           1.115                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.395           1.432                 -
                                                               2004        1.234           1.395                 -
                                                               2003        1.000           1.234                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.287           1.471             -
                                                               2004        1.140           1.287             -
                                                               2003        1.000           1.140             -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.460           1.686             -
                                                               2004        1.197           1.460             -
                                                               2003        1.000           1.197             -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (6/02)                            2005        1.382           1.597            178,408
                                                               2004        1.183           1.382             70,171
                                                               2003        0.968           1.183             62,961
                                                               2002        1.000           0.968                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349           1.380          1,344,238
                                                               2004        1.241           1.349          1,236,732
                                                               2003        0.960           1.241            854,793
                                                               2002        1.000           0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.211           1.360            468,337
                                                               2004        1.143           1.211            459,945
                                                               2003        0.948           1.143            168,663
                                                               2002        1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.445           1.612          6,040,065
                                                               2004        1.302           1.445          5,306,790
                                                               2003        0.984           1.302          2,711,712
                                                               2002        1.000           0.984                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.413           1.606         20,721,963
                                                               2004        1.285           1.413         18,572,237
                                                               2003        0.960           1.285         10,866,088
                                                               2002        1.000           0.960                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.357           1.404         24,301,428
                                                               2004        1.257           1.357         22,621,936
                                                               2003        0.971           1.257         13,557,952
                                                               2002        1.000           0.971                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.692           1.773            636,759
                                                               2004        1.317           1.692            544,495
                                                               2003        1.005           1.317            376,157
                                                               2002        1.000           1.005                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291           526,467
                                                               2004        1.073           1.199           434,954
                                                               2003        1.000           1.073            14,159

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289           593,796
                                                               2004        1.067           1.197           372,299
                                                               2003        1.000           1.067            10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030           535,471
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.417           1.452         2,752,422
                                                               2004        1.300           1.417         2,926,013
                                                               2003        0.969           1.300         2,045,532
                                                               2002        1.000           0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340           1.448         6,323,482
                                                               2004        1.217           1.340         5,186,994
                                                               2003        0.994           1.217         3,312,164
                                                               2002        1.000           0.994                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188         1,150,213
                                                               2004        1.440           1.756           862,804
                                                               2003        1.000           1.440           368,517

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.481           1.596         4,394,621
                                                               2004        1.278           1.481         3,889,690
                                                               2003        0.989           1.278         2,193,501
                                                               2002        1.000           0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.431           1.524           923,889
                                                               2004        1.262           1.431           431,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.976           1.262             87,223
                                                               2002        1.000           0.976                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.265           1.290          5,498,706
                                                               2004        1.190           1.265          5,459,813
                                                               2003        0.977           1.190          3,761,358
                                                               2002        1.000           0.977                  -

   Diversified Strategic Income Portfolio (11/99)              2005        1.152           1.155          2,949,751
                                                               2004        1.103           1.152          3,285,089
                                                               2003        1.010           1.103          2,322,848
                                                               2002        1.000           1.010                  -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.302           1.327          3,053,694
                                                               2004        1.208           1.302          2,973,725
                                                               2003        0.967           1.208          2,335,616
                                                               2002        1.000           0.967                  -

   Fundamental Value Portfolio (12/99)                         2005        1.385           1.419          7,877,497
                                                               2004        1.309           1.385          7,968,858
                                                               2003        0.966           1.309          5,155,503
                                                               2002        1.000           0.966                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.525           1.671            325,878
                                                               2004        1.295           1.525            302,452
                                                               2003        0.983           1.295            210,735
                                                               2002        1.000           0.983                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517            808,709
                                                               2004        1.328           1.492            733,265
                                                               2003        1.000           1.328            316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376          4,573,722
                                                               2004        1.237           1.363          4,464,326
                                                               2003        1.000           1.237          2,342,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608          4,969,282
                                                               2004        1.252           1.519          4,181,113
                                                               2003        1.000           1.252          1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.108          5,187,938
                                                               2004        1.042           1.110          4,627,736
                                                               2003        1.000           1.042          2,203,110

   Total Return Portfolio - Administrative Class (5/01)        2005        1.066           1.067         18,327,374
                                                               2004        1.039           1.066         16,972,145
                                                               2003        1.012           1.039         11,776,640
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.420           1.557            684,925
                                                               2004        1.249           1.420            694,523
                                                               2003        0.994           1.249            639,013
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.764           1.846          1,216,084
                                                               2004        1.429           1.764          1,053,707
                                                               2003        0.977           1.429            798,826
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.382           1.406          2,300,359
                                                               2004        1.305           1.382          3,268,365
                                                               2003        0.960           1.305          1,724,848
                                                               2002        1.000           0.960                  -

   Investors Fund - Class I (11/99)                            2005        1.338           1.394          2,512,286
                                                               2004        1.240           1.338          2,820,016
                                                               2003        0.958           1.240          1,330,720
                                                               2002        1.000           0.958                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.589           1.630          2,239,133
                                                               2004        1.412           1.589          1,763,283
                                                               2003        0.970           1.412            943,187
                                                               2002        1.000           0.970                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.175           1.147            958,647
                                                               2004        1.163           1.175          1,090,467
                                                               2003        0.963           1.163            803,964
                                                               2002        1.000           0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.268           1.318            415,196
                                                               2004        1.260           1.268            418,070
                                                               2003        0.960           1.260            343,672
                                                               2002        1.000           0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.299           1.337         43,926,576
                                                               2004        1.245           1.299         46,071,792
                                                               2003        0.969           1.245         27,451,413
                                                               2002        1.000           0.969                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.199           1.222         33,731,401
                                                               2004        1.168           1.199         36,358,325
                                                               2003        0.979           1.168         21,544,810
                                                               2002        1.000           0.979                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.335           1.390          6,579,990
                                                               2004        1.238           1.335          6,146,467
                                                               2003        0.962           1.238          2,247,747
                                                               2002        1.000           0.962                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.266           1.282          3,977,421
                                                               2004        1.213           1.266          4,007,483
                                                               2003        0.961           1.213          2,004,819
                                                               2002        1.000           0.961                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.273           1.353            426,620
                                                               2004        1.222           1.273            440,506
                                                               2003        0.967           1.222            259,207
                                                               2002        1.000           0.967                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Equity Income Portfolio (11/99)                                2005        1.320           1.349          3,382,218
                                                               2004        1.229           1.320          3,622,957
                                                               2003        0.958           1.229          2,689,774
                                                               2002        1.000           0.958                  -

Large Cap Portfolio (11/99)                                    2005        1.227           1.304            657,890
                                                               2004        1.178           1.227            684,784
                                                               2003        0.966           1.178            533,101
                                                               2002        1.000           0.966                  -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.105            155,229

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.017            137,148

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.050          1,072,581

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.083            340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.028                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.306           1.431            361,918
                                                               2004        1.153           1.306            402,434
                                                               2003        0.973           1.153            231,169
                                                               2002        1.000           0.973                  -

MFS Emerging Growth Portfolio (11/99)                          2005        1.351           1.310                  -
                                                               2004        1.226           1.351            341,774
                                                               2003        0.971           1.226            262,977
                                                               2002        1.000           0.971                  -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.456           1.467            655,157
                                                               2004        1.305           1.456            309,694
                                                               2003        0.974           1.305            225,887
                                                               2002        1.000           0.974                  -

MFS Total Return Portfolio (11/99)                             2005        1.224           1.232         14,704,878
                                                               2004        1.123           1.224         13,582,482

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.123          8,894,291
                                                               2002        1.000           0.986                  -

MFS Value Portfolio (5/04)                                     2005        1.116           1.162            648,332
                                                               2004        0.972           1.116             53,025

Mondrian International Stock Portfolio (8/02)                  2005        1.425           1.526          1,911,295
                                                               2004        1.259           1.425          1,619,278
                                                               2003        1.001           1.259            577,731
                                                               2002        1.000           1.001                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.315           1.363            402,347
                                                               2004        1.210           1.315            411,090
                                                               2003        1.000           1.210            181,376

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.036             44,982

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.104            385,841
                                                               2004        0.982           1.089             89,761

Strategic Equity Portfolio (11/99)                             2005        1.354           1.351            471,329
                                                               2004        1.256           1.354            494,070
                                                               2003        0.969           1.256            432,677
                                                               2002        1.000           0.969                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.111             12,357

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.106              4,691

Travelers Managed Income Portfolio (11/99)                     2005        1.081           1.072          3,736,527
                                                               2004        1.075           1.081          4,402,977
                                                               2003        1.014           1.075          3,045,120
                                                               2002        1.000           1.014                  -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.205           1.270            115,076
                                                               2004        1.186           1.205            112,791
                                                               2003        0.966           1.186            100,752
                                                               2002        1.000           0.966                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987           2,056,662
                                                               2004        0.997           0.986           1,044,555
                                                               2003        1.000           0.997             143,635

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.344           1.467          14,276,616
                                                               2004        1.250           1.344          13,826,694
                                                               2003        0.951           1.250           8,499,681
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.356           1.361           6,386,240
                                                               2004        1.256           1.356           7,788,209
                                                               2003        1.007           1.256           6,592,357
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.339           1.378           5,680,350
                                                               2004        1.365           1.339           6,645,934
                                                               2003        0.946           1.365           5,833,245
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.338           1.417           2,346,996
                                                               2004        1.239           1.338           2,431,535
                                                               2003        0.977           1.239           1,359,130
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.970           0.975           4,465,139
                                                               2004        0.984           0.970           4,211,420
                                                               2003        0.999           0.984           1,823,049
                                                               2002        1.000           0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.250           1.319             507,517
                                                               2004        1.195           1.250             506,602
                                                               2003        0.959           1.195             456,247
                                                               2002        1.000           0.959                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.529           1.568          1,925,628
                                                               2004        1.353           1.529          1,431,235
                                                               2003        0.974           1.353          1,932,845
                                                               2002        1.000           0.974                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.403           1.603          2,800,005
                                                               2004        1.244           1.403          2,137,831
                                                               2003        0.991           1.244          1,545,964
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.625           1.875          3,596,046
                                                               2004        1.333           1.625          3,135,990
                                                               2003        0.986           1.333          1,911,507
                                                               2002        1.000           0.986                  -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury lobal Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic
Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS SEPARATE ACCOUNT TEN
                           FOR VARIABLE ANNUITIES
                                            OF
                           THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account Ten for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account Ten for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account Ten for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
                                     Shares
          Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
           Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
                                     Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
           Salomon Brothers Variable Aggressive Growth Fund - Class II
                                     Shares
                Salomon Brothers Variable All Cap Fund - Class II
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio

               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Ten for Variable
Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account Ten for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account Ten for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL
                                         APPRECIATION          HIGH YIELD           MANAGED           MONEY MARKET
                                             FUND              BOND TRUST         ASSETS TRUST         PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       992,098     $       148,887     $       107,089     $     1,401,370

  Receivables:
    Dividends ................                       --                  --                  --               2,604
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  992,098             148,887             107,089           1,403,974
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       51                   8                   6                  78
    Administrative fees ......                        4                   1                  --                   6
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       55                   9                   6                  84
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       992,043     $       148,878     $       107,083     $     1,403,890
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            AIM V.I.             AIM V.I.                          ALLIANCEBERNSTEIN
                                             CAPITAL             MID CAP            AIM V.I.           GROWTH AND
                                          APPRECIATION             CORE             PREMIER              INCOME
                                             FUND -           EQUITY FUND -      EQUITY FUND -        PORTFOLIO -
                                            SERIES II           SERIES II           SERIES I            CLASS B
                                        ---------------     ---------------     ---------------    ----------------
ASSETS:
  Investments at market value:          $       274,799     $       309,881     $     1,077,578     $     5,178,762

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  274,799             309,881           1,077,578           5,178,762
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       15                  18                  47                 257
    Administrative fees ......                        1                   1                   5                  21
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       16                  19                  52                 278
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       274,783     $       309,862     $     1,077,526     $     5,178,484
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

ALLIANCEBERNSTEIN         GLOBAL                                                     CREDIT SUISSE          DELAWARE
    LARGE-CAP             GROWTH               GROWTH           GROWTH-INCOME            TRUST              VIP REIT
     GROWTH               FUND -               FUND -              FUND -               EMERGING            SERIES -
   PORTFOLIO -           CLASS 2              CLASS 2              CLASS 2              MARKETS             STANDARD
     CLASS B              SHARES               SHARES              SHARES              PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$     7,035,361      $    35,143,365      $   101,610,918      $   101,740,037      $        97,229      $     2,905,175


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      7,035,361           35,143,365          101,610,918          101,740,037               97,229            2,905,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            269                1,606                4,859                4,851                    5                  155
             29                  144                  418                  418                   --                   12
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            298                1,750                5,277                5,269                    5                  167
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     7,035,063      $    35,141,615      $   101,605,641      $   101,734,768      $        97,224      $     2,905,008
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             DREYFUS VIF -           MERCURY             MERCURY
                                         DREYFUS VIF -         DEVELOPING             GLOBAL              VALUE
                                         APPRECIATION           LEADERS             ALLOCATION        OPPORTUNITIES
                                          PORTFOLIO -         PORTFOLIO -          V.I. FUND -         V.I. FUND -
                                        INITIAL SHARES       INITIAL SHARES         CLASS III           CLASS III
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       524,275     $     1,496,777     $     2,022,930     $     2,741,809

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  524,275           1,496,777           2,022,930           2,741,809
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       29                  75                 111                 142
    Administrative fees ......                        2                   6                   8                  11
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       31                  81                 119                 153
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       524,244     $     1,496,696     $     2,022,811     $     2,741,656
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          FRANKLIN             FRANKLIN
    FRANKLIN               RISING           SMALL-MID CAP                              TEMPLETON           TEMPLETON
     INCOME              DIVIDENDS              GROWTH           MUTUAL SHARES         DEVELOPING           FOREIGN
   SECURITIES            SECURITIES           SECURITIES          SECURITIES            MARKETS            SECURITIES
     FUND -                FUND -               FUND -              FUND -             SECURITIES            FUND -
    CLASS II              CLASS 2              CLASS 2              CLASS 2          FUND - CLASS 2         CLASS 2
     SHARES                SHARES               SHARES              SHARES               SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,165,710      $     1,027,695      $    11,531,178      $    19,889,378      $     7,540,156      $    22,315,496


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,165,710            1,027,695           11,531,178           19,889,378            7,540,156           22,315,496
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             57                   61                  538                1,023                  368                1,072
              5                    4                   47                   81                   31                   92
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             62                   65                  585                1,104                  399                1,164
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,165,648      $     1,027,630      $    11,530,593      $    19,888,274      $     7,539,757      $    22,314,332
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           TEMPLETON
                                            GROWTH                                 DIVERSIFIED         EQUITY INDEX
                                          SECURITIES                                STRATEGIC          PORTFOLIO -
                                        FUND - CLASS 2       APPRECIATION             INCOME             CLASS II
                                            SHARES             PORTFOLIO            PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     4,386,234     $    31,714,588     $    15,110,727     $    13,875,182

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                4,386,234          31,714,588          15,110,727          13,875,182
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      222               1,430                 672                 638
    Administrative fees ......                       18                 130                  63                  57
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      240               1,560                 735                 695
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     4,385,994     $    31,713,028     $    15,109,992     $    13,874,487
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         SALOMON              SALOMON              SALOMON
                         BROTHERS             BROTHERS            BROTHERS
                         VARIABLE             VARIABLE            VARIABLE                                 GLOBAL LIFE
                        AGGRESSIVE           AGGRESSIVE           GROWTH &              BALANCED             SCIENCES
  FUNDAMENTAL         GROWTH FUND -        GROWTH FUND -        INCOME FUND -         PORTFOLIO -          PORTFOLIO -
     VALUE               CLASS I              CLASS II             CLASS I              SERVICE              SERVICE
   PORTFOLIO              SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    43,839,795      $       836,406      $       722,733      $        85,442      $     1,382,083      $        61,133


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     43,839,795              836,406              722,733               85,442            1,382,083               61,133
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,969                   46                   42                    5                   77                    3
            180                    4                    3                   --                    6                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,149                   50                   45                    5                   83                    3
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    43,837,646      $       836,356      $       722,688      $        85,437      $     1,382,000      $        61,130
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GLOBAL              MID CAP           WORLDWIDE
                                           TECHNOLOGY             GROWTH             GROWTH              LAZARD
                                           PORTFOLIO -         PORTFOLIO -        PORTFOLIO -          RETIREMENT
                                             SERVICE             SERVICE            SERVICE            SMALL CAP
                                             SHARES               SHARES             SHARES            PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       123,212     $     3,333,108     $       262,939     $     3,191,096

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  123,212           3,333,108             262,939           3,191,096
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        7                 135                  15                 170
    Administrative fees ......                        1                  13                   1                  13
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        8                 148                  16                 183
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       123,204     $     3,332,960     $       262,923     $     3,190,913
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            OPPENHEIMER          OPPENHEIMER
                                              CAPITAL              GLOBAL             OPPENHEIMER
                                            APPRECIATION         SECURITIES           MAIN STREET         REAL RETURN
   GROWTH AND             MID-CAP            FUND/VA -            FUND/VA -            FUND/VA -          PORTFOLIO -
     INCOME                VALUE              SERVICE              SERVICE              SERVICE          ADMINISTRATIVE
    PORTFOLIO            PORTFOLIO             SHARES              SHARES                SHARES              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    12,083,654      $    18,260,592      $       141,948      $       391,117      $        58,618      $    15,025,136


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     12,083,654           18,260,592              141,948              391,117               58,618           15,025,136
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            649                  944                    8                   21                    3                  744
             50                   75                    1                    2                   --                   62
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            699                1,019                    9                   23                    3                  806
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    12,082,955      $    18,259,573      $       141,939      $       391,094      $        58,615      $    15,024,330
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                PIONEER
                                                                AMERICA             PIONEER             PIONEER
                                          TOTAL RETURN           INCOME             BALANCED          CULLEN VALUE
                                           PORTFOLIO -      VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -
                                         ADMINISTRATIVE         CLASS II            CLASS II            CLASS II
                                              CLASS              SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    64,253,175     $       264,935     $        95,997     $       142,678

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               64,253,175             264,935              95,997             142,678
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    3,109                  15                   5                   8
    Administrative fees ......                      265                   1                   1                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    3,374                  16                   6                   9
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    64,249,801     $       264,919     $        95,991     $       142,669
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER              PIONEER                                                        PIONEER              PIONEER
   EMERGING               EQUITY              PIONEER              PIONEER            GLOBAL HIGH             GROWTH
  MARKETS VCT           INCOME VCT           EUROPE VCT           FUND VCT             YIELD VCT            SHARES VCT
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       189,735      $       864,502      $        19,202      $       542,753      $        14,141      $        23,360


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        189,735              864,502               19,202              542,753               14,141               23,360
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             11                   49                    1                   31                    1                    2
              1                    3                   --                    2                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             12                   52                    1                   33                    1                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       189,723      $       864,450      $        19,201      $       542,720      $        14,140      $        23,358
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 PIONEER             PIONEER             PIONEER
                                                                IBBOTSON            IBBOTSON            IBBOTSON
                                            PIONEER            AGGRESSIVE            GROWTH             MODERATE
                                          HIGH YIELD         ALLOCATION VCT        ALLOCATION          ALLOCATION
                                        VCT PORTFOLIO -       PORTFOLIO -       VCT PORTFOLIO -     VCT PORTFOLIO -
                                           CLASS II             CLASS II            CLASS II            CLASS II
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,066,667     $        89,584     $       104,142     $       202,937

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,066,667              89,584             104,142             202,937
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       57                   5                   6                  11
    Administrative fees ......                        4                  --                  --                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       61                   5                   6                  12
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,066,606     $        89,579     $       104,136     $       202,925
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              PIONEER
    PIONEER              PIONEER             OAK RIDGE             PIONEER              PIONEER              PIONEER
 INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE           SMALL AND            SMALL CAP
   VALUE VCT            VALUE VCT            GROWTH VCT          SHARES VCT             MID CAP             VALUE VCT
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           GROWTH VCT          PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II            PORTFOLIO -            CLASS II
    SHARES                SHARES               SHARES              SHARES               CLASS II              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        42,609      $       390,931      $       413,021      $       206,039      $        81,839      $       273,702


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         42,609              390,931              413,021              206,039               81,839              273,702
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




              3                   22                   22                   11                    4                   15
             --                    2                    2                    1                   --                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              3                   24                   24                   12                    4                   16
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$        42,606      $       390,907      $       412,997      $       206,027      $        81,835      $       273,686
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            PIONEER             PIONEER
                                             SMALL             STRATEGIC            PIONEER            PUTNAM VT
                                            COMPANY            INCOME VCT          VALUE VCT           DISCOVERY
                                        VCT PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        GROWTH FUND -
                                           CLASS II             CLASS II            CLASS II            CLASS IB
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $        47,751     $     1,040,478     $       398,763     $       238,534

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                   47,751           1,040,478             398,763             238,534
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        2                  58                  23                  10
    Administrative fees ......                       --                   4                   2                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        2                  62                  25                  11
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $        47,749     $     1,040,416     $       398,738     $       238,523
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   PUTNAM VT            PUTNAM VT                                                                            SALOMON
 INTERNATIONAL          SMALL CAP                                                                            BROTHERS
 EQUITY FUND -         VALUE FUND -                                                    LARGE CAP             VARIABLE
   CLASS IB              CLASS IB          ALL CAP FUND -      INVESTORS FUND -      GROWTH FUND -        ALL CAP FUND -
    SHARES                SHARES              CLASS I              CLASS I              CLASS I              CLASS II
---------------      ---------------      ---------------      ----------------     ---------------      ---------------
$     3,425,292      $     8,487,244      $    15,483,639      $    13,243,707      $       452,066      $         1,821


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,425,292            8,487,244           15,483,639           13,243,707              452,066                1,821
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            170                  402                  681                  608                   23                   --
             14                   35                   64                   55                    2                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            184                  437                  745                  663                   25                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,425,108      $     8,486,807      $    15,482,894      $    13,243,044      $       452,041      $         1,821
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                      SMITH BARNEY
                                           SMALL CAP             TOTAL            SMITH BARNEY     PREMIER SELECTIONS
                                         GROWTH FUND -       RETURN FUND -     DIVIDEND STRATEGY        ALL CAP
                                            CLASS I             CLASS II           PORTFOLIO        GROWTH PORTFOLIO
                                        ---------------     ---------------    -----------------   ------------------
ASSETS:
  Investments at market value:          $    10,158,106     $       106,843     $     2,274,302     $     2,818,596

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               10,158,106             106,843           2,274,302           2,818,596
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      489                   6                 115                 132
    Administrative fees ......                       42                  --                   9                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      531                   6                 124                 144
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    10,157,575     $       106,837     $     2,274,178     $     2,818,452
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          MULTIPLE             MULTIPLE
    MULTIPLE             DISCIPLINE           DISCIPLINE           MULTIPLE
   DISCIPLINE           PORTFOLIO -          PORTFOLIO -          DISCIPLINE
   PORTFOLIO -            BALANCED              GLOBAL            PORTFOLIO -
     ALL CAP              ALL CAP              ALL CAP             LARGE CAP          AIM CAPITAL         CONVERTIBLE
   GROWTH AND            GROWTH AND           GROWTH AND          GROWTH AND          APPRECIATION         SECURITIES
      VALUE                VALUE                VALUE                VALUE             PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$   109,254,476      $    79,929,552      $    23,292,404      $    10,314,174      $     4,307,823      $     2,625,329


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

    109,254,476           79,929,552           23,292,404           10,314,174            4,307,823            2,625,329
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          5,734                4,194                1,198                  534                  175                  144
            449                  329                   96                   42                   18                   11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,183                4,523                1,294                  576                  193                  155
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$   109,248,293      $    79,925,029      $    23,291,110      $    10,313,598      $     4,307,630      $     2,625,174
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           DISCIPLINED
                                             MID CAP              EQUITY            FEDERATED           FEDERATED
                                              STOCK               INCOME            HIGH YIELD            STOCK
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,271,609     $    15,841,061     $     2,602,270     $       184,321

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,271,609          15,841,061           2,602,270             184,321
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       66                 743                 136                   9
    Administrative fees ......                        5                  65                  11                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       71                 808                 147                  10
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,271,538     $    15,840,253     $     2,602,123     $       184,311
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                          MANAGED              MANAGED              MANAGED             MANAGED             MANAGED
                         ALLOCATION           ALLOCATION          ALLOCATION           ALLOCATION          ALLOCATION
                          SERIES:              SERIES:              SERIES:             SERIES:             SERIES:
   LARGE CAP             AGGRESSIVE          CONSERVATIVE          MODERATE       MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------    -------------------  ---------------------
$     6,550,824      $       461,323      $       360,802      $     2,009,992      $     4,979,158      $        38,189


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,550,824              461,323              360,802            2,009,992            4,979,158               38,189
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            267                   25                   19                  104                  248                    2
             27                    2                    2                    9                   20                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            294                   27                   21                  113                  268                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,550,530      $       461,296      $       360,781      $     2,009,879      $     4,978,890      $        38,187
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   MFS
                                             MERCURY             MID CAP              MFS
                                            LARGE CAP             GROWTH          TOTAL RETURN            MFS
                                         CORE PORTFOLIO         PORTFOLIO          PORTFOLIO        VALUE PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     3,042,885     $     5,980,694     $    67,693,808     $     2,288,971

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                3,042,885           5,980,694          67,693,808           2,288,971
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      136                 249               3,162                 110
    Administrative fees ......                       12                  25                 278                   9
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      148                 274               3,440                 119
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     3,042,737     $     5,980,420     $    67,690,368     $     2,288,852
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                               STYLE
    MONDRIAN                                   PIONEER              PIONEER                                FOCUS SERIES:
  INTERNATIONAL          PIONEER               MID CAP             STRATEGIC           STRATEGIC             SMALL CAP
      STOCK                FUND                 VALUE               INCOME               EQUITY                GROWTH
    PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     6,788,117      $     1,561,839      $        77,340      $     1,849,467      $     7,870,007      $        35,181


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,788,117            1,561,839               77,340            1,849,467            7,870,007               35,181
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            343                   78                    5                   89                  304                    2
             28                    7                   --                    7                   33                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            371                   85                    5                   96                  337                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,787,746      $     1,561,754      $        77,335      $     1,849,371      $     7,869,670      $        35,179
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             STYLE
                                         FOCUS SERIES:         TRAVELERS            TRAVELERS              U.S.
                                           SMALL CAP            MANAGED              QUALITY            GOVERNMENT
                                             VALUE               INCOME                BOND             SECURITIES
                                           PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $        31,928     $    16,744,810     $     2,323,642     $        68,273

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                   31,928          16,744,810           2,323,642              68,273
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        2                 776                 120                   4
    Administrative fees ......                       --                  69                   9                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        2                 845                 129                   4
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $        31,926     $    16,743,965     $     2,323,513     $        68,269
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                             SB
                         ADJUSTABLE                                                   SMITH BARNEY
                        RATE INCOME          SMITH BARNEY                            INTERNATIONAL          SMITH BARNEY
   VAN KAMPEN           PORTFOLIO -           AGGRESSIVE         SMITH BARNEY           ALL CAP              LARGE CAP
   ENTERPRISE             CLASS I               GROWTH            HIGH INCOME            GROWTH                VALUE
    PORTFOLIO              SHARES             PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     2,436,615      $     5,087,150      $    67,568,517      $    24,073,550      $     2,952,459      $     8,233,958


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,436,615            5,087,150           67,568,517           24,073,550            2,952,459            8,233,958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             94                  256                3,101                1,156                  113                  311
             10                   21                  278                   99                   12                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            104                  277                3,379                1,255                  125                  345
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,436,511      $     5,086,873      $    67,565,138      $    24,072,295      $     2,952,334      $     8,233,613
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          SMITH BARNEY
                                              LARGE            SMITH BARNEY                             COMSTOCK
                                         CAPITALIZATION          MID CAP          SMITH BARNEY        PORTFOLIO -
                                             GROWTH                CORE           MONEY MARKET          CLASS II
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    26,026,877     $    15,995,198     $    15,323,025     $     4,762,563

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               26,026,877          15,995,198          15,323,025           4,762,563
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,162                 698                 688                 261
    Administrative fees ......                      107                  66                  63                  20
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    1,269                 764                 751                 281
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    26,025,608     $    15,994,434     $    15,322,274     $     4,762,282
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                             DYNAMIC
    EMERGING                                 SMITH BARNEY                                                    CAPITAL
     GROWTH              ENTERPRISE           SMALL CAP         CONTRAFUND(R)        CONTRAFUND(R)         APPRECIATION
   PORTFOLIO -          PORTFOLIO -             GROWTH            PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
     CLASS I              CLASS II          OPPORTUNITIES           SERVICE              SERVICE             SERVICE
     SHARES                SHARES             PORTFOLIO              CLASS               CLASS 2             CLASS 2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     6,449,082      $       116,694      $     7,504,015      $    15,252,852      $     3,766,648      $       382,885


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,449,082              116,694            7,504,015           15,252,852            3,766,648              382,885
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            252                    6                  368                  708                  204                   20
             26                    1                   31                   63                   15                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            278                    7                  399                  771                  219                   21
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,448,804      $       116,687      $     7,503,616      $    15,252,081      $     3,766,429      $       382,864
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                December 31, 2005

                                            MID CAP
                                          PORTFOLIO -
                                            SERVICE
                                            CLASS 2
                                        ---------------
ASSETS:
  Investments at market value:          $    19,747,179

  Receivables:
    Dividends ................                       --
                                        ---------------

      Total Assets ...........               19,747,179
                                        ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      982
    Administrative fees ......                       81
                                        ---------------

      Total Liabilities ......                    1,063
                                        ---------------

NET ASSETS:                             $    19,746,116
                                        ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            CAPITAL
                                                          APPRECIATION        HIGH YIELD          MANAGED          MONEY MARKET
                                                              FUND            BOND TRUST        ASSETS TRUST        PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $             8    $             2    $        44,691
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  13,651              2,796                469             30,971
  Administrative fees .........................                   1,107                217                 35              2,384
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  14,758              3,013                504             33,355
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (14,758)            (3,005)              (502)            11,336
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 87                 --
    Realized gain (loss) on sale of investments                  35,175               (298)               520                 --
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  35,175               (298)               607                 --
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 103,427              3,327                 70                 --
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       123,844    $            24    $           175    $        11,336
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            AIM V.I.           AIM V.I.                         ALLIANCEBERNSTEIN
                                                            CAPITAL             MID CAP           AIM V.I.          GROWTH AND
                                                          APPRECIATION           CORE             PREMIER             INCOME
                                                             FUND -          EQUITY FUND -     EQUITY FUND -       PORTFOLIO -
                                                           SERIES II           SERIES II          SERIES I           CLASS B
                                                        ---------------    ---------------    ---------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $           867    $         9,073    $        65,054
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   4,699              5,854             18,578             92,170
  Administrative fees .........................                     350                423              1,734              7,668
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                   5,049              6,277             20,312             99,838
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  (5,049)            (5,410)           (11,239)           (34,784)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --              9,433                 --                 --
    Realized gain (loss) on sale of investments                     900                656             42,550            105,038
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                     900             10,089             42,550            105,038
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  21,344              9,674              2,849             67,643
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        17,195    $        14,353    $        34,160    $       137,897
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

ALLIANCEBERNSTEIN                                                                    CREDIT SUISSE          DELAWARE
    LARGE-CAP          GLOBAL GROWTH                             GROWTH-INCOME           TRUST              VIP REIT
     GROWTH                FUND -           GROWTH FUND -           FUND -              EMERGING            SERIES -
   PORTFOLIO -            CLASS 2              CLASS 2              CLASS 2             MARKETS             STANDARD
     CLASS B               SHARES               SHARES              SHARES             PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $       215,403      $       653,233      $     1,321,178      $         1,151      $        50,317
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         93,203              531,602            1,593,528            1,709,630                2,366               52,156
         10,042               47,922              137,206              147,607                  206                4,020
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        103,245              579,524            1,730,734            1,857,237                2,572               56,176
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (103,245)            (364,121)          (1,077,501)            (536,059)              (1,421)              (5,859)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --              404,401                   --              152,488
       (404,259)             438,292              718,075            1,018,673               39,773              119,763
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (404,259)             438,292              718,075            1,423,074               39,773              272,251
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,321,518            3,746,005           12,910,809            2,988,898               (7,402)            (140,561)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       814,014      $     3,820,176      $    12,551,383      $     3,875,913      $        30,950      $       125,831
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             DREYFUS VIF -
                                                         DREYFUS VIF -        DEVELOPING          MERCURY             MERCURY
                                                          APPRECIATION          LEADERS            GLOBAL              VALUE
                                                          PORTFOLIO -         PORTFOLIO -        ALLOCATION        OPPORTUNITIES
                                                            INITIAL             INITIAL         V.I. FUND -         V.I. FUND -
                                                             SHARES             SHARES           CLASS III           CLASS III
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            89    $            --    $        47,660    $        17,237
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   9,946             29,028             36,944             40,524
  Administrative fees .........................                     755              2,382              2,764              3,160
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  10,701             31,410             39,708             43,684
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (10,612)           (31,410)             7,952            (26,447)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --          1,069,738
    Realized gain (loss) on sale of investments                   2,978             63,362             15,916            (20,872)
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   2,978             63,362             15,916          1,048,866
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  18,890             24,890            128,776           (809,931)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        11,256    $        56,842    $       152,644    $       212,488
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          FRANKLIN             FRANKLIN                                TEMPLETON
    FRANKLIN               RISING             SMALL-MID             MUTUAL             DEVELOPING           TEMPLETON
     INCOME              DIVIDENDS            CAP GROWTH            SHARES              MARKETS              FOREIGN
   SECURITIES            SECURITIES           SECURITIES          SECURITIES           SECURITIES           SECURITIES
     FUND -                FUND -               FUND -              FUND -               FUND -               FUND -
    CLASS II              CLASS 2              CLASS 2              CLASS 2             CLASS 2              CLASS 2
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         8,381      $         7,453      $            --      $       164,837      $        69,825      $       243,038
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,506               15,766              200,108              340,158              101,135              358,694
            692                1,113               17,660               27,320                8,509               30,764
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          9,198               16,879              217,768              367,478              109,644              389,458
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (817)              (9,426)            (217,768)            (202,641)             (39,819)            (146,420)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            727                5,084                   --               61,746                   --                   --
           (483)                 798              181,627              233,063              207,114              273,488
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            244                5,882              181,627              294,809              207,114              273,488
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (12,621)              25,792              323,752            1,440,668            1,105,745            1,593,414
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (13,194)     $        22,248      $       287,611      $     1,532,836      $     1,273,040      $     1,720,482
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           TEMPLETON
                                                             GROWTH
                                                           SECURITIES                           DIVERSIFIED        EQUITY INDEX
                                                             FUND -                              STRATEGIC         PORTFOLIO -
                                                            CLASS 2          APPRECIATION          INCOME            CLASS II
                                                             SHARES           PORTFOLIO          PORTFOLIO            SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        39,012    $       267,721    $       850,161    $       169,665
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  65,965            527,804            264,511            242,980
  Administrative fees .........................                   5,336             48,309             24,566             21,835
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  71,301            576,113            289,077            264,815
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (32,289)          (308,392)           561,084            (95,150)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --                 --
    Realized gain (loss) on sale of investments                  56,354            432,093             25,223            301,325
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  56,354            432,093             25,223            301,325
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 240,453            641,158           (464,710)           105,335
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       264,518    $       764,859    $       121,597    $       311,510
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          SALOMON              SALOMON
                          BROTHERS             BROTHERS        SALOMON BROTHERS
                          VARIABLE             VARIABLE            VARIABLE                                 GLOBAL LIFE
                         AGGRESSIVE           AGGRESSIVE           GROWTH &             BALANCED              SCIENCES
   FUNDAMENTAL         GROWTH FUND -        GROWTH FUND -        INCOME FUND -        PORTFOLIO -           PORTFOLIO -
      VALUE               CLASS I              CLASS II             CLASS I             SERVICE               SERVICE
    PORTFOLIO              SHARES               SHARES              SHARES               SHARES                SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       406,992      $            --      $            --      $           308      $        27,831      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        725,505               15,457               13,618                1,645               26,968                1,191
         66,532                1,151                  976                  124                2,000                   88
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        792,037               16,608               14,594                1,769               28,968                1,279
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (385,045)             (16,608)             (14,594)              (1,461)              (1,137)              (1,279)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



      2,556,278                   --                   --                   --                   --                   --
        676,540                8,308                2,820                  559                9,996                  958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,232,818                8,308                2,820                  559                9,996                  958
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,594,444)              68,090               63,148                2,041               62,917                5,990
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,253,329      $        59,790      $        51,374      $         1,139      $        71,776      $         5,669
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              GLOBAL            MID CAP          WORLDWIDE
                                                            TECHNOLOGY          GROWTH             GROWTH              LAZARD
                                                           PORTFOLIO -        PORTFOLIO -       PORTFOLIO -          RETIREMENT
                                                             SERVICE            SERVICE           SERVICE            SMALL CAP
                                                              SHARES            SHARES             SHARES            PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $         3,140    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                   2,344             45,923              5,276             59,129
  Administrative fees .........................                     181              4,692                386              4,593
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                   2,525             50,615              5,662             63,722
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  (2,525)           (50,615)            (2,522)           (63,722)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --            226,557
    Realized gain (loss) on sale of investments                   5,109            (35,281)             3,447             49,930
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   5,109            (35,281)             3,447            276,487
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   4,953            386,026              6,949           (144,288)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         7,537    $       300,130    $         7,874    $        68,477
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             OPPENHEIMER          OPPENHEIMER
                                               CAPITAL              GLOBAL            OPPENHEIMER
                                             APPRECIATION         SECURITIES          MAIN STREET          REAL RETURN
   GROWTH AND             MID-CAP             FUND/VA -            FUND/VA -           FUND/VA -           PORTFOLIO -
     INCOME                VALUE               SERVICE              SERVICE             SERVICE           ADMINISTRATIVE
    PORTFOLIO            PORTFOLIO              SHARES              SHARES               SHARES              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       116,104      $        78,037      $           956      $         2,527      $            93      $       413,995
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        230,046              306,958                2,704                6,359                  500              270,016
         17,545               24,290                  201                  483                   45               22,339
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        247,591              331,248                2,905                6,842                  545              292,355
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (131,487)            (253,211)              (1,949)              (4,315)                (452)             121,640
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        709,377            1,066,295                   --                   --                   --              162,718
         96,293              129,894                  127                1,856                  208               79,809
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        805,670            1,196,189                  127                1,856                  208              242,527
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (519,852)             131,001                5,843               42,433                2,636             (321,194)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       154,331      $     1,073,979      $         4,021      $        39,974      $         2,392      $        42,973
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                PIONEER
                                                                                AMERICA           PIONEER            PIONEER
                                                          TOTAL RETURN        INCOME VCT          BALANCED         CULLEN VALUE
                                                          PORTFOLIO -         PORTFOLIO -     VCT PORTFOLIO -    VCT PORTFOLIO -
                                                         ADMINISTRATIVE        CLASS II           CLASS II           CLASS II
                                                             CLASS              SHARES             SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $     2,281,359    $        10,991    $         1,390    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................               1,173,719              4,918              1,625              1,358
  Administrative fees .........................                 100,603                370                119                 99
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................               1,274,322              5,288              1,744              1,457
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............               1,007,037              5,703               (354)            (1,457)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               1,025,198                 --                 --                 --
    Realized gain (loss) on sale of investments                 171,517               (407)                71                 78
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................               1,196,715               (407)                71                 78
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................              (1,843,318)            (6,143)             1,395             10,487
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       360,434    $          (847)   $         1,112    $         9,108
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     PIONEER              PIONEER                                                       PIONEER              PIONEER
    EMERGING               EQUITY              PIONEER              PIONEER              GLOBAL               GROWTH
   MARKETS VCT           INCOME VCT           EUROPE VCT           FUND VCT            HIGH YIELD           SHARES VCT
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -       VCT PORTFOLIO -        PORTFOLIO -
    CLASS II              CLASS II             CLASS II            CLASS II             CLASS II             CLASS II
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           763      $        16,668      $            88      $         5,460      $           387      $           134
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,332               15,565                  312                9,867                  143                  481
            233                1,146                   28                  723                    9                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          3,565               16,711                  340               10,590                  152                  515
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,802)                 (43)                (252)              (5,130)                 235                 (381)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
          5,619                7,281                   66                1,601                    1                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          5,619                7,281                   66                1,601                    1                   34
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         47,756               14,656                1,245               23,727                  107                  543
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        50,573      $        21,894      $         1,059      $        20,198      $           343      $           196
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               PIONEER            PIONEER            PIONEER
                                                                              IBBOTSON            IBBOTSON           IBBOTSON
                                                            PIONEER          AGGRESSIVE            GROWTH            MODERATE
                                                           HIGH YIELD        ALLOCATION          ALLOCATION         ALLOCATION
                                                        VCT PORTFOLIO -    VCT PORTFOLIO -    VCT PORTFOLIO -    VCT PORTFOLIO -
                                                            CLASS II          CLASS II            CLASS II           CLASS II
                                                             SHARES            SHARES              SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        49,645    $            --    $            --    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  18,348                690                381              1,018
  Administrative fees .........................                   1,422                 47                 25                 73
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  19,770                737                406              1,091
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                  29,875               (737)              (406)            (1,091)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  33,080                 --                 --                 --
    Realized gain (loss) on sale of investments                  (2,952)                 3                  9                475
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  30,128                  3                  9                475
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 (61,499)             2,545              3,062              3,443
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        (1,496)   $         1,811    $         2,665    $         2,827
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               PIONEER
     PIONEER              PIONEER             OAK RIDGE             PIONEER                                  PIONEER
  INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE           PIONEER             SMALL CAP
    VALUE VCT            VALUE VCT            GROWTH VCT          SHARES VCT         SMALL AND MID          VALUE VCT
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          CAP GROWTH          PORTFOLIO -
    CLASS II              CLASS II             CLASS II            CLASS II         VCT PORTFOLIO -          CLASS II
     SHARES                SHARES               SHARES              SHARES              CLASS II              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            23      $           484      $           514      $         5,144      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            793                5,400                6,413                2,886                1,282                3,008
             56                  395                  507                  222                  102                  225
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            849                5,795                6,920                3,108                1,384                3,233
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (826)              (5,311)              (6,406)               2,036               (1,384)              (3,233)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               13,862                   --                5,409                   --                4,403
            263                2,608                  924                3,124                   44                  829
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            263               16,470                  924                8,533                   44                5,232
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          5,419                1,361               33,374               10,814                3,851                9,557
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         4,856      $        12,520      $        27,892      $        21,383      $         2,511      $        11,556
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            PIONEER             PIONEER
                                                             SMALL             STRATEGIC          PIONEER           PUTNAM VT
                                                            COMPANY           INCOME VCT         VALUE VCT          DISCOVERY
                                                        VCT PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       GROWTH FUND -
                                                            CLASS II           CLASS II           CLASS II           CLASS IB
                                                             SHARES             SHARES             SHARES             SHARES
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $        50,099    $           287    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                     652             18,112              7,027              4,890
  Administrative fees .........................                      50              1,347                512                456
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                     702             19,459              7,539              5,346
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                    (702)            30,640             (7,252)            (5,346)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   2,883             13,578              2,171                 --
    Realized gain (loss) on sale of investments                      16              2,009                854             56,064
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                   2,899             15,587              3,025             56,064
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  (2,238)           (43,306)            12,321            (46,108)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $           (41)   $         2,921    $         8,094    $         4,610
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   PUTNAM VT I           PUTNAM VT                                                                           SALOMON
  NTERNATIONAL           SMALL CAP                                                                           BROTHERS
  EQUITY FUND -         VALUE FUND -                                                   LARGE CAP             VARIABLE
    CLASS IB              CLASS IB         ALL CAP FUND -      INVESTORS FUND -      GROWTH FUND -        ALL CAP FUND -
     SHARES                SHARES             CLASS I              CLASS I              CLASS I              CLASS II
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        47,940      $        14,517      $       132,495      $       155,193      $            74      $            11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         58,970              142,910              275,378              225,326                9,002                   25
          4,901               12,396               25,477               20,228                  733                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         63,871              155,306              300,855              245,554                9,735                   27
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (15,931)            (140,789)            (168,360)             (90,361)              (9,661)                 (16)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              471,090               10,915                   --                   --                    1
        128,888              314,052              639,847              417,884                5,117                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        128,888              785,142              650,762              417,884                5,117                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        203,158             (223,379)            (237,705)             278,774               15,014                   75
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       316,115      $       420,974      $       244,697      $       606,297      $        10,470      $            61
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   SMITH BARNEY
                                                                                                                     PREMIER
                                                                                                SMITH BARNEY        SELECTIONS
                                                            SMALL CAP           TOTAL             DIVIDEND           ALL CAP
                                                          GROWTH FUND -     RETURN FUND -         STRATEGY            GROWTH
                                                             CLASS I          CLASS II           PORTFOLIO          PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $         1,766    $        47,543    $         3,391
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                 156,702              1,836             45,833             47,215
  Administrative fees .........................                  13,354                143              3,715              4,143
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                 170,056              1,979             49,548             51,358
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                (170,056)              (213)            (2,005)           (47,967)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 801,553                673                 --                 --
    Realized gain (loss) on sale of investments                 207,045                 77             29,095             25,448
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................               1,008,598                750             29,095             25,448
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                (586,110)             1,200            (82,373)           137,743
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       252,432    $         1,737    $       (55,283)   $       115,224
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          MULTIPLE             MULTIPLE
    MULTIPLE             DISCIPLINE           DISCIPLINE           MULTIPLE
   DISCIPLINE           PORTFOLIO -          PORTFOLIO -          DISCIPLINE
   PORTFOLIO -            BALANCED              GLOBAL            PORTFOLIO -
     ALL CAP              ALL CAP              ALL CAP             LARGE CAP          AIM CAPITAL          CONVERTIBLE
   GROWTH AND            GROWTH AND           GROWTH AND          GROWTH AND          APPRECIATION          SECURITIES
      VALUE                VALUE                VALUE                VALUE             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       383,469      $       939,234      $       160,612      $        64,590      $         9,126      $        73,469
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      2,113,431            1,561,875              395,133              204,485               62,790               67,615
        166,057              122,885               31,780               16,368                6,325                5,273
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,279,488            1,684,760              426,913              220,853               69,115               72,888
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (1,896,019)            (745,526)            (266,301)            (156,263)             (59,989)                 581
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



      2,150,943              698,689              239,937              138,303                   --               50,441
      1,592,607              981,504              284,038              176,062               56,899              105,795
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,743,550            1,680,193              523,975              314,365               56,899              156,236
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,374,126              744,284              733,895               10,310              278,373             (215,461)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     3,221,657      $     1,678,951      $       991,569      $       168,412      $       275,283      $       (58,644)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          DISCIPLINED
                                                            MID CAP                              FEDERATED
                                                             STOCK              EQUITY           HIGH YIELD         FEDERATED
                                                           PORTFOLIO       INCOME PORTFOLIO      PORTFOLIO       STOCK PORTFOLIO
                                                        ---------------    ----------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $            --    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  22,263            276,456             53,075              3,358
  Administrative fees .........................                   1,773             24,206              4,203                266
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  24,036            300,662             57,278              3,624
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (24,036)          (300,662)           (57,278)            (3,624)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  13,346            240,533                 --                 --
    Realized gain (loss) on sale of investments                  16,752            354,322             15,241                840
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  30,098            594,855             15,241                840
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 110,662            159,780             54,609              8,810
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       116,724    $       453,973    $        12,572    $         6,026
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               MANAGED              MANAGED             MANAGED             MANAGED
                          MANAGED             ALLOCATION          ALLOCATION           ALLOCATION          ALLOCATION
                     ALLOCATION SERIES:        SERIES:              SERIES:             SERIES:             SERIES:
   LARGE CAP             AGGRESSIVE          CONSERVATIVE          MODERATE       MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------    -------------------  ---------------------
$            --      $            --      $         2,023      $         9,248      $        22,162      $           171
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         90,009                3,058                2,654                8,848               43,560                  197
          9,120                  237                  197                  773                3,662                   13
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         99,129                3,295                2,851                9,621               47,222                  210
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (99,129)              (3,295)                (828)                (373)             (25,060)                 (39)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                  560                  666                1,492                2,423                   16
          2,766                2,862               (1,831)                 310                9,060                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,766                3,422               (1,165)               1,802               11,483                   18
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        500,004               20,458                1,511               36,423              265,421                  526
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       403,641      $        20,585      $          (482)     $        37,852      $       251,844      $           505
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             MERCURY              MFS               MFS                 MFS
                                                            LARGE CAP          EMERGING           MID CAP              TOTAL
                                                               CORE             GROWTH             GROWTH              RETURN
                                                            PORTFOLIO          PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $            --    $            --    $     1,467,768
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  48,546             10,360             78,049          1,161,319
  Administrative fees .........................                   4,487              1,103              7,659            102,799
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  53,033             11,463             85,708          1,264,118
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (53,033)           (11,463)           (85,708)           203,650
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --                 --          3,188,456
    Realized gain (loss) on sale of investments                  (1,336)        (2,847,834)            39,425            462,406
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  (1,336)        (2,847,834)            39,425          3,650,862
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 343,723          2,711,524            303,884         (3,125,910)
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       289,354    $      (147,773)   $       257,601    $       728,602
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         MONDRIAN I                                 PIONEER             PIONEER
      MFS               NTERNATIONAL          PIONEER               MID CAP            STRATEGIC            STRATEGIC
     VALUE                 STOCK                FUND                 VALUE               INCOME               EQUITY
   PORTFOLIO             PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        25,412      $         3,260      $            --      $           165      $        74,397      $        47,424
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         22,853              112,042               27,232                  617               24,808              112,848
          1,898                9,099                2,210                   43                2,074               11,979
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         24,751              121,141               29,442                  660               26,882              124,827
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            661             (117,881)             (29,442)                (495)              47,515              (77,403)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         89,131                   --                   --                1,271                   --                   --
         12,534               56,674               19,794                    5                2,643             (397,448)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        101,665               56,674               19,794                1,276                2,643             (397,448)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (36,193)             531,783               72,125                  834              (22,010)             459,025
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        66,133      $       470,576      $        62,477      $         1,615      $        28,148      $       (15,826)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             STYLE              STYLE
                                                         FOCUS SERIES:      FOCUS SERIES:         TRAVELERS          TRAVELERS
                                                           SMALL CAP          SMALL CAP            MANAGED            QUALITY
                                                             GROWTH             VALUE               INCOME              BOND
                                                           PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --    $           123    $       613,756    $            --
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                     283                148            305,121             48,930
  Administrative fees .........................                      20                 11             27,239              3,931
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                     303                159            332,360             52,861
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                    (303)               (36)           281,396            (52,861)
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     653                326                 --                 --
    Realized gain (loss) on sale of investments                      75                  2           (172,736)           (20,403)
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                     728                328           (172,736)           (20,403)
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   1,507                351           (202,275)            61,973
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         1,932    $           643    $       (93,615)   $       (11,291)
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 SB
                                             ADJUSTABLE                                                    SMITH BARNEY
      U.S.                                  RATE INCOME         SMITH BARNEY                              INTERNATIONAL
   GOVERNMENT            VAN KAMPEN         PORTFOLIO -          AGGRESSIVE          SMITH BARNEY            ALL CAP
   SECURITIES            ENTERPRISE           CLASS I              GROWTH            HIGH INCOME              GROWTH
    PORTFOLIO            PORTFOLIO             SHARES             PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $         2,398      $       151,927      $            --      $     1,917,757      $        38,749
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,327               34,515               93,466            1,060,274              442,535               36,592
             93                3,658                7,677               95,245               37,928                4,000
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,420               38,173              101,143            1,155,519              480,463               40,592
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (1,420)             (35,775)              50,784           (1,155,519)           1,437,294               (1,843)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             57                   --                   --                1,949                   --                   --
            219             (211,411)               5,899              722,978               49,460              126,867
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            276             (211,411)               5,899              724,927               49,460              126,867
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          2,167              392,580              (38,241)           6,401,261           (1,321,639)             134,944
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,023      $       145,394      $        18,442      $     5,970,669      $       165,115      $       259,968
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             SMITH BARNEY
                                                          SMITH BARNEY           LARGE           SMITH BARNEY
                                                           LARGE CAP        CAPITALIZATION         MID CAP         SMITH BARNEY
                                                             VALUE              GROWTH               CORE          MONEY MARKET
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       129,980    $        34,460    $        96,327    $       430,571
                                                        ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                 115,979            431,718            251,303            251,429
  Administrative fees .........................                  12,548             39,538             23,653             23,549
                                                        ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                 128,527            471,256            274,956            274,978
                                                        ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                   1,453           (436,796)          (178,629)           155,593
                                                        ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                 --          1,159,565                 --
    Realized gain (loss) on sale of investments                  23,803            156,885            315,240                 --
                                                        ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                  23,803            156,885          1,474,805                 --
                                                        ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 360,366          1,061,442           (328,736)                --
                                                        ---------------    ---------------    ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       385,622    $       781,531    $       967,440    $       155,593
                                                        ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               EMERGING                               SMITH BARNEY
     SOCIAL               COMSTOCK              GROWTH            ENTERPRISE           SMALL CAP           CONTRAFUND(R)
    AWARENESS           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            GROWTH            PORTFOLIO -
      STOCK               CLASS II             CLASS I             CLASS II          OPPORTUNITIES           SERVICE
    PORTFOLIO              SHARES               SHARES              SHARES             PORTFOLIO              CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $        47,809      $        17,896      $           462      $            --      $        23,502
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


              8               99,379               92,383                1,843              114,668              213,718
              1                7,503                9,741                  149                9,590               19,210
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              9              106,882              102,124                1,992              124,258              232,928
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             (9)             (59,073)             (84,228)              (1,530)            (124,258)            (209,426)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              165,547                   --                   --              731,065                2,137
           (247)             139,504             (672,178)                 300              104,119              207,681
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (247)             305,051             (672,178)                 300              835,184              209,818
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


             --             (150,248)           1,115,435                6,791             (536,594)           1,855,582
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$          (256)     $        95,730      $       359,029      $         5,561      $       174,332      $     1,855,974
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 DYNAMIC
                                                                                 CAPITAL
                                                         CONTRAFUND(R)        APPRECIATION             MID CAP
                                                          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                                            SERVICE              SERVICE               SERVICE
                                                            CLASS 2              CLASS 2               CLASS 2
                                                        ---------------      ---------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................         $         4,415      $            --      $            --
                                                        ---------------      ---------------      ---------------

EXPENSES:
  Insurance charges ...........................                  66,238                5,840              315,739
  Administrative fees .........................                   5,078                  479               26,079
                                                        ---------------      ---------------      ---------------

    Total expenses ............................                  71,316                6,319              341,818
                                                        ---------------      ---------------      ---------------

      Net investment income (loss) ............                 (66,901)              (6,319)            (341,818)
                                                        ---------------      ---------------      ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     631                   --              268,497
    Realized gain (loss) on sale of investments                 112,554                9,125              590,284
                                                        ---------------      ---------------      ---------------

      Realized gain (loss) ....................                 113,185                9,125              858,781
                                                        ---------------      ---------------      ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 406,791               55,392            2,025,213
                                                        ---------------      ---------------      ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       453,075      $        58,198      $     2,542,176
                                                        ===============      ===============      ===============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                       HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                  BOND TRUST                   ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (14,758)   $    (8,643)   $    (3,005)   $     4,354    $      (502)   $       256
  Realized gain (loss) ..................        35,175         13,627           (298)            20            607            118
  Change in unrealized gain (loss)
    on investments ......................       103,427         71,146          3,327         (1,239)            70            233
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       123,844         76,130             24          3,135            175            607
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       171,706         66,156         61,744         70,992          2,000          3,070
  Participant transfers from other
    funding options .....................       319,102         18,140         64,004            502        190,767         10,464
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (208)          (144)           (23)            --             --             --
  Contract surrenders ...................      (116,091)       (13,734)          (950)            --             --             --
  Participant transfers to other
    funding options .....................       (30,422)        (6,143)       (50,454)           (96)      (100,000)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............          (146)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       343,941         64,275         74,321         71,398         92,767         13,534
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       467,785        140,405         74,345         74,533         92,942         14,141


NET ASSETS:
    Beginning of year ...................       524,258        383,853         74,533             --         14,141             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   992,043    $   524,258    $   148,878    $    74,533    $   107,083    $    14,141
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  AIM V.I.
                                                                                 AIM V.I. CAPITAL               MID CAP CORE
                                                       MONEY                   APPRECIATION FUND -             EQUITY FUND -
                                                  MARKET PORTFOLIO                  SERIES II                    SERIES II
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    11,336    $   (17,944)   $    (5,049)   $    (1,695)   $    (5,410)   $    (2,927)
  Realized gain (loss) ..................            --             --            900             39         10,089         11,196
  Change in unrealized gain (loss)
    on investments ......................            --             --         21,344         14,878          9,674         10,244
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        11,336        (17,944)        17,195         13,222         14,353         18,513
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        74,214      1,404,563         52,978        100,481         13,031        131,333
  Participant transfers from other
    funding options .....................     3,426,118      1,268,160         47,066         65,756         31,997        113,184
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (284)          (316)           (50)           (16)           (37)           (14)
  Contract surrenders ...................      (684,518)      (105,274)        (7,964)        (2,400)        (3,143)        (4,210)
  Participant transfers to other
    funding options .....................    (3,369,282)    (2,799,221)        (1,850)          (351)        (4,028)        (1,117)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (29,227)      (106,401)        (9,284)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (582,979)      (338,489)        80,896        163,470         37,820        239,176
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (571,643)      (356,433)        98,091        176,692         52,173        257,689


NET ASSETS:
    Beginning of year ...................     1,975,533      2,331,966        176,692             --        257,689             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,403,890    $ 1,975,533    $   274,783    $   176,692    $   309,862    $   257,689
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                 ALLIANCEBERNSTEIN
           AIM V.I.                 ALLIANCEBERNSTEIN                LARGE-CAP
           PREMIER                      GROWTH AND                     GROWTH                        GLOBAL
        EQUITY FUND -               INCOME PORTFOLIO -              PORTFOLIO -                  GROWTH FUND -
           SERIES I                      CLASS B                      CLASS B                    CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    (11,239)  $    (17,961)  $    (34,784)  $    (51,944)  $   (103,245)  $   (102,849)  $   (364,121)  $   (328,046)
      42,550         20,783        105,038         38,145       (404,259)      (402,022)       438,292         50,718

       2,849         41,064         67,643        410,048      1,321,518        944,261      3,746,005      3,148,957
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      34,160         43,886        137,897        396,249        814,014        439,390      3,820,176      2,871,629
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         467         35,568        165,084        527,347         25,673        356,829      1,095,594      3,586,121

       1,736         20,619        486,882        602,756        162,976        203,124      4,241,928      5,155,812
          --             --             --         30,833             --          7,275          6,564        101,388
        (155)          (169)          (655)          (490)        (2,000)        (2,271)        (3,390)        (2,713)
    (243,934)       (45,133)      (302,156)      (190,667)      (488,720)      (296,214)    (1,836,782)      (837,063)

     (34,375)      (169,369)      (124,725)      (182,279)      (506,276)      (456,083)    (1,776,254)    (1,386,255)
          --             --             --        (30,833)            --         (7,275)        (6,564)      (101,388)
       3,926        (20,999)      (115,787)            --        (67,014)       (45,528)      (124,804)      (223,629)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (272,335)      (179,483)       108,643        756,667       (875,361)      (240,143)     1,596,292      6,292,273
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (238,175)      (135,597)       246,540      1,152,916        (61,347)       199,247      5,416,468      9,163,902



   1,315,701      1,451,298      4,931,944      3,779,028      7,096,410      6,897,163     29,725,147     20,561,245
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,077,526   $  1,315,701   $  5,178,484   $  4,931,944   $  7,035,063   $  7,096,410   $ 35,141,615   $ 29,725,147
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 GROWTH-INCOME                 CREDIT SUISSE
                                                   GROWTH FUND -                     FUND -                    TRUST EMERGING
                                                  CLASS 2 SHARES                 CLASS 2 SHARES              MARKETS PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $(1,077,501)   $(1,149,529)   $  (536,059)   $  (729,842)   $    (1,421)   $    (2,100)
  Realized gain (loss) ..................       718,075        (26,816)     1,423,074        157,744         39,773          2,489
  Change in unrealized gain (loss)
    on investments ......................    12,910,809      8,546,821      2,988,898      7,484,969         (7,402)        27,194
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........    12,551,383      7,370,476      3,875,913      6,912,871         30,950         27,583
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,411,245     12,684,468      3,067,408     12,090,956             36             38
  Participant transfers from other
    funding options .....................     9,561,529     14,020,143      7,836,273     15,470,252            378          1,696
  Growth rate intra-fund transfers in ...         1,078        206,710          8,361        183,039             --             --
  Administrative charges ................       (10,401)        (8,131)       (12,118)        (9,773)           (42)           (37)
  Contract surrenders ...................    (4,417,593)    (1,809,915)    (4,463,631)    (2,247,991)       (83,785)        (7,532)
  Participant transfers to other
    funding options .....................    (3,228,739)    (2,600,001)    (3,705,850)    (3,321,171)          (106)           (43)
  Growth rate intra-fund transfers out ..        (1,078)      (206,710)        (8,362)      (183,039)            --             --
  Other receipts/(payments) .............      (698,478)      (697,299)      (758,619)      (613,627)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,617,563     21,589,265      1,963,462     21,368,646        (83,519)        (5,878)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    17,168,946     28,959,741      5,839,375     28,281,517        (52,569)        21,705


NET ASSETS:
    Beginning of year ...................    84,436,695     55,476,954     95,895,393     67,613,876        149,793        128,088
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $101,605,641   $84,436,695    $101,734,768   $95,895,393    $    97,224    $   149,793
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      DREYFUS VIF -                  DREYFUS VIF -                   MERCURY
       DELAWARE VIP                   APPRECIATION                    DEVELOPING               GLOBAL ALLOCATION
      REIT SERIES -                   PORTFOLIO -                LEADERS PORTFOLIO -              V.I. FUND -
      STANDARD CLASS                 INITIAL SHARES                 INITIAL SHARES                 CLASS III
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,859)  $     (4,214)  $    (10,612)  $     (1,295)  $    (31,410)  $    (25,615)  $      7,952   $     28,578
     272,251         80,492          2,978         13,110         63,362          9,463         15,916          1,248

    (140,561)       497,107         18,890            551         24,890        142,284        128,776         89,862
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     125,831        573,385         11,256         12,366         56,842        126,132        152,644        119,688
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     254,701        501,858         32,520        108,455         31,866        214,085        269,108        736,719

     402,826        258,692         12,530         51,087         18,476        168,265        400,382        534,342
          --             --             --             --             --             --             --             --
        (553)          (470)          (147)          (104)          (262)          (213)          (150)           (30)
    (136,809)      (140,604)        (7,234)       (95,913)      (100,826)       (21,244)       (79,551)        (1,184)

    (406,220)       (85,293)        (7,063)       (18,984)      (148,097)       (23,210)       (35,860)        (1,743)
          --             --             --             --             --             --             --             --
     (30,964)           191             --             --             --             --        (95,366)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      82,981        534,374         30,606         44,541       (198,843)       337,683        458,563      1,268,104
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     208,812      1,107,759         41,862         56,907       (142,001)       463,815        611,207      1,387,792



   2,696,196      1,588,437        482,382        425,475      1,638,697      1,174,882      1,411,604         23,812
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,905,008   $  2,696,196   $    524,244   $    482,382   $  1,496,696   $  1,638,697   $  2,022,811   $  1,411,604
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   MERCURY VALUE                                              FRANKLIN RISING
                                                   OPPORTUNITIES                FRANKLIN INCOME                  DIVIDENDS
                                                    V.I. FUND -                SECURITIES FUND -             SECURITIES FUND -
                                                     CLASS III                  CLASS II SHARES                CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (26,447)   $   (15,244)   $      (817)   $        --    $    (9,426)   $    (3,015)
  Realized gain (loss) ..................     1,048,866        382,715            244             --          5,882          2,724
  Change in unrealized gain (loss)
    on investments ......................      (809,931)      (243,729)       (12,621)            --         25,792         28,790
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       212,488        123,742        (13,194)            --         22,248         28,499
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       173,680        826,466        114,704             --        512,592        221,676
  Participant transfers from other
    funding options .....................     1,141,442        504,051      1,193,847             --         80,473        186,479
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (89)           (30)           (52)            --            (92)           (22)
  Contract surrenders ...................       (17,205)        (3,525)       (13,158)            --         (8,947)        (3,629)
  Participant transfers to other
    funding options .....................      (207,095)       (23,229)      (116,499)            --         (1,484)          (807)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --         (9,356)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,090,733      1,303,733      1,178,842             --        573,186        403,697
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,303,221      1,427,475      1,165,648             --        595,434        432,196


NET ASSETS:
    Beginning of year ...................     1,438,435         10,960             --             --        432,196             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,741,656    $ 1,438,435    $ 1,165,648    $        --    $ 1,027,630    $   432,196
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         FRANKLIN
      SMALL-MID CAP                                                   TEMPLETON                     TEMPLETON
          GROWTH                     MUTUAL SHARES                DEVELOPING MARKETS                 FOREIGN
    SECURITIES FUND -              SECURITIES FUND -              SECURITIES FUND -             SECURITIES FUND -
      CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$   (217,768)  $   (198,293)  $   (202,641)  $   (159,373)  $    (39,819)  $     (8,154)  $   (146,420)  $   (109,999)
     181,627         24,519        294,809         28,752        207,114          9,670        273,488         23,174

     323,752      1,201,643      1,440,668      1,552,249      1,105,745        579,370      1,593,414      2,409,288
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     287,611      1,027,869      1,532,836      1,421,628      1,273,040        580,886      1,720,482      2,322,463
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     159,588      1,691,718      1,014,266      1,754,192        336,576      1,187,767      1,255,876      2,908,758

     275,427      1,448,826      3,162,621      4,248,425      3,975,409      1,129,749      3,158,656      3,507,644
          --         85,317             --         49,900             --         50,834         10,222         94,034
      (1,624)        (1,400)        (2,138)        (1,488)          (613)          (238)        (2,100)        (1,528)
    (606,890)      (366,875)    (1,045,405)      (540,316)      (309,989)       (13,900)    (1,207,006)      (403,538)

  (1,302,617)      (738,700)      (752,291)      (172,147)    (1,509,099)      (192,421)      (777,126)      (429,111)
          --        (85,317)            --        (49,900)            --        (50,834)       (10,222)       (94,034)
    (103,223)       (20,109)      (216,400)       (75,396)            --             --       (170,623)       (78,339)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,579,339)     2,013,460      2,160,653      5,213,270      2,492,284      2,110,957      2,257,677      5,503,886
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,291,728)     3,041,329      3,693,489      6,634,898      3,765,324      2,691,843      3,978,159      7,826,349



  12,822,321      9,780,992     16,194,785      9,559,887      3,774,433      1,082,590     18,336,173     10,509,824
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 11,530,593   $ 12,822,321   $ 19,888,274   $ 16,194,785   $  7,539,757   $  3,774,433   $ 22,314,332   $ 18,336,173
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                      GROWTH
                                                 SECURITIES FUND -              APPRECIATION               DIVERSIFIED STRATEGIC
                                                  CLASS 2 SHARES                 PORTFOLIO                    INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (32,289)   $   (11,943)   $  (308,392)   $  (170,332)   $   561,084    $   545,225
  Realized gain (loss) ..................        56,354          2,916        432,093        103,385         25,223         (5,976)
  Change in unrealized gain (loss)
    on investments ......................       240,453        225,778        641,158      2,111,544       (464,710)       222,496
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       264,518        216,751        764,859      2,044,597        121,597        761,745
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       814,241      1,019,242        679,132      2,512,850        331,546      1,625,497
  Participant transfers from other
    funding options .....................     1,743,463        533,815        783,039      4,077,905        714,897      3,415,603
  Growth rate intra-fund transfers in ...            --         19,162         12,107        115,024             --        163,951
  Administrative charges ................          (494)          (203)        (4,393)        (4,054)        (2,081)        (2,015)
  Contract surrenders ...................      (299,577)       (20,037)    (1,844,420)      (936,407)    (1,468,668)      (866,942)
  Participant transfers to other
    funding options .....................      (418,897)       (17,083)      (997,321)      (938,114)    (1,330,383)      (980,099)
  Growth rate intra-fund transfers out ..            --        (19,163)       (12,108)      (115,024)            --       (163,951)
  Other receipts/(payments) .............          (242)            --       (370,989)      (115,136)      (293,080)       (74,837)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,838,494      1,515,733     (1,754,953)     4,597,044     (2,047,769)     3,117,207
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,103,012      1,732,484       (990,094)     6,641,641     (1,926,172)     3,878,952


NET ASSETS:
    Beginning of year ...................     2,282,982        550,498     32,703,122     26,061,481     17,036,164     13,157,212
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,385,994    $ 2,282,982    $31,713,028    $32,703,122    $15,109,992    $17,036,164
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SALOMON BROTHERS
                                                                   SALOMON BROTHERS                  VARIABLE
       EQUITY INDEX                                              VARIABLE AGGRESSIVE                AGGRESSIVE
       PORTFOLIO -                     FUNDAMENTAL                  GROWTH FUND -                  GROWTH FUND -
     CLASS II SHARES                 VALUE PORTFOLIO                CLASS I SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    (95,150)  $    (55,910)  $   (385,045)  $   (447,177)  $    (16,608)  $    (11,763)  $    (14,594)  $     (6,509)
     301,325         78,517      3,232,818      1,168,497          8,308          2,566          2,820             97

     105,335      1,096,494     (1,594,444)     1,867,027         68,090         52,745         63,148         37,647
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     311,510      1,119,101      1,253,329      2,588,347         59,790         43,548         51,374         31,235
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     118,952      1,235,601        547,619      4,388,691         69,259        209,281         46,589        295,263

     699,272      2,841,410      1,835,555      5,509,930         32,046        120,625         78,230        236,059
          --         18,483         12,629        139,499             --             --             --             --
      (2,076)        (2,066)        (6,869)        (5,968)          (101)           (45)           (79)           (20)
  (1,549,647)      (568,559)    (3,131,793)    (1,723,160)       (23,124)        (1,087)        (9,281)        (2,269)

    (991,415)    (1,184,759)    (2,389,307)    (1,226,932)       (17,659)       (21,764)       (17,526)          (149)
          --        (18,483)       (12,630)      (139,499)            --             --             --             --
     (81,086)       (27,634)      (335,910)      (124,343)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,806,000)     2,293,993     (3,480,706)     6,818,218         60,421        307,010         97,933        528,884
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,494,490)     3,413,094     (2,227,377)     9,406,565        120,211        350,558        149,307        560,119



  15,368,977     11,955,883     46,065,023     36,658,458        716,145        365,587        573,381         13,262
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 13,874,487   $ 15,368,977   $ 43,837,646   $ 46,065,023   $    836,356   $    716,145   $    722,688   $    573,381
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                 VARIABLE GROWTH &                                              GLOBAL LIFE
                                                   INCOME FUND -              BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                  CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,461)   $      (896)   $    (1,137)   $     1,953    $    (1,279)   $    (1,255)
  Realized gain (loss) ..................           559          2,307          9,996          3,045            958          1,290
  Change in unrealized gain (loss)
    on investments ......................         2,041          3,376         62,917         68,415          5,990          6,060
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,139          4,787         71,776         73,413          5,669          6,095
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --         11,068         51,649         66,640             36          1,186
  Participant transfers from other
    funding options .....................         1,250          8,379         12,378        199,643             38          1,823
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (28)           (24)          (152)          (123)           (35)           (17)
  Contract surrenders ...................        (2,139)        (1,949)       (48,180)       (13,794)           (44)          (309)
  Participant transfers to other
    funding options .....................           (13)       (13,547)        (3,422)       (29,650)        (2,410)        (8,277)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (22,618)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (930)         3,927        (10,345)       222,716         (2,415)        (5,594)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets           209          8,714         61,431        296,129          3,254            501


NET ASSETS:
    Beginning of year ...................        85,228         76,514      1,320,569      1,024,440         57,876         57,375
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    85,437    $    85,228    $ 1,382,000    $ 1,320,569    $    61,130    $    57,876
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                    LAZARD
          GLOBAL                         MID CAP                      WORLDWIDE                   RETIREMENT
  TECHNOLOGY PORTFOLIO -            GROWTH PORTFOLIO -            GROWTH PORTFOLIO -               SMALL CAP
      SERVICE SHARES                  SERVICE SHARES                SERVICE SHARES                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,525)  $     (3,455)  $    (50,615)  $    (45,059)  $     (2,522)  $     (5,633)  $    (63,722)  $    (40,637)
       5,109          2,296        (35,281)      (104,347)         3,447          4,413        276,487         20,052

       4,953           (671)       386,026        642,172          6,949        (10,967)      (144,288)       294,003
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,537         (1,830)       300,130        492,766          7,874        (12,187)        68,477        273,418
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,486         20,038        167,061        178,221          7,906        151,014        268,095        883,521

         130         11,137         53,069        155,220          3,156         16,853        510,927      1,057,379
          --             --             --             --             --             --             --             --
         (71)           (63)          (975)          (963)           (40)           (41)          (490)          (246)
      (1,254)       (13,261)      (226,151)       (64,498)       (11,755)        (1,847)      (182,894)       (68,763)

     (76,431)        (8,389)      (146,378)      (276,329)       (24,130)      (211,970)      (288,347)      (197,358)
          --             --             --             --             --             --             --             --
          --             --        (21,691)       (33,653)            --             --        (30,043)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (68,140)         9,462       (175,065)       (42,002)       (24,863)       (45,991)       277,248      1,674,533
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (60,603)         7,632        125,065        450,764        (16,989)       (58,178)       345,725      1,947,951



     183,807        176,175      3,207,895      2,757,131        279,912        338,090      2,845,188        897,237
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    123,204   $    183,807   $  3,332,960   $  3,207,895   $    262,923   $    279,912   $  3,190,913   $  2,845,188
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                OPPENHEIMER
                                                                                                                  CAPITAL
                                                                                                                APPRECIATION
                                                   GROWTH AND                        MID-CAP                     FUND/VA -
                                                INCOME PORTFOLIO                 VALUE PORTFOLIO               SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (131,487)   $   (75,851)   $  (253,211)   $  (138,584)   $    (1,949)   $    (1,193)
  Realized gain (loss) ..................       805,670        101,255      1,196,189        177,273            127             (1)
  Change in unrealized gain (loss)
    on investments ......................      (519,852)       847,287        131,001      1,832,208          5,843          6,660
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       154,331        872,691      1,073,979      1,870,897          4,021          5,466
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       517,654      3,566,311      1,056,377      3,390,980          2,500         65,516
  Participant transfers from other
    funding options .....................     1,167,267      2,777,043      4,165,887      3,877,484         13,591         50,847
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (907)          (506)        (1,805)          (820)            (2)            --
  Contract surrenders ...................      (251,543)      (134,033)      (623,653)      (200,308)            --             --
  Participant transfers to other
    funding options .....................      (572,638)      (191,090)      (739,521)      (164,736)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............      (197,891)       (28,014)       (43,392)       (37,007)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       661,942      5,989,711      3,813,893      6,865,593         16,089        116,363
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       816,273      6,862,402      4,887,872      8,736,490         20,110        121,829


NET ASSETS:
    Beginning of year ...................    11,266,682      4,404,280     13,371,701      4,635,211        121,829             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $12,082,955    $11,266,682    $18,259,573    $13,371,701    $   141,939    $   121,829
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       OPPENHEIMER                     OPPENHEIMER                  REAL RETURN                    TOTAL RETURN
    GLOBAL SECURITIES                  MAIN STREET                  PORTFOLIO -                    PORTFOLIO -
        FUND/VA -                       FUND/VA -                  ADMINISTRATIVE                 ADMINISTRATIVE
      SERVICE SHARES                  SERVICE SHARES                   CLASS                          CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (4,315)  $     (2,291)  $       (452)  $         (6)  $    121,640   $    (95,134)  $  1,007,037   $     10,668
       1,856            104            208             --        242,527        432,857      1,196,715      1,038,751

      42,433         35,896          2,636            118       (321,194)       357,804     (1,843,318)       762,901
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      39,974         33,709          2,392            112         42,973        695,527        360,434      1,812,320
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      53,512        143,909         30,341             --        390,338      2,823,446      1,733,642      6,450,037

      46,686         85,518         31,806          2,045      4,284,320      5,916,215      7,697,072     11,975,303
          --             --             --             --             --        188,041             --        236,541
         (32)            (6)            (2)            --         (1,210)          (678)        (8,217)        (7,720)
      (1,776)            --             --             --     (1,161,227)      (221,173)    (7,005,797)    (2,908,938)

        (487)          (425)        (8,079)            --     (2,235,872)    (1,032,201)    (5,330,026)    (6,281,487)
          --             --             --             --             --       (188,041)            --       (236,541)
      (9,488)            --             --             --        (42,203)       (13,552)      (406,533)      (326,367)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      88,415        228,996         54,066          2,045      1,234,146      7,472,057     (3,319,859)     8,900,828
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     128,389        262,705         56,458          2,157      1,277,119      8,167,584     (2,959,425)    10,713,148



     262,705             --          2,157             --     13,747,211      5,579,627     67,209,226     56,496,078
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    391,094   $    262,705   $     58,615   $      2,157   $ 15,024,330   $ 13,747,211   $ 64,249,801   $ 67,209,226
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER
                                                      AMERICA
                                                    INCOME VCT                      PIONEER                       PIONEER
                                                    PORTFOLIO -                     BALANCED                    CULLEN VALUE
                                                     CLASS II                   VCT PORTFOLIO -               VCT PORTFOLIO -
                                                      SHARES                    CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     5,703    $     2,359    $      (354)   $       117    $    (1,457)   $        --
  Realized gain (loss) ..................          (407)          (160)            71              5             78             --
  Change in unrealized gain (loss)
    on investments ......................        (6,143)          (146)         1,395          1,729         10,487             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (847)         2,053          1,112          1,851          9,108             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        68,182         89,353         28,400         64,330         70,523             --
  Participant transfers from other
    funding options .....................        32,153        133,857            150            749         63,038             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (95)           (20)           (14)            (2)            --             --
  Contract surrenders ...................        (9,494)        (2,388)          (585)            --             --             --
  Participant transfers to other
    funding options .....................       (25,534)        (2,843)            --             --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (19,458)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        45,754        217,959         27,951         65,077        133,561             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        44,907        220,012         29,063         66,928        142,669             --


NET ASSETS:
    Beginning of year ...................       220,012             --         66,928             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   264,919    $   220,012    $    95,991    $    66,928    $   142,669    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                      PIONEER EQUITY                   PIONEER                       PIONEER
     EMERGING MARKETS                     INCOME                      EUROPE VCT                     FUND VCT
     VCT PORTFOLIO -                 VCT PORTFOLIO -                 PORTFOLIO -                   PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,802)  $       (768)  $        (43)  $      1,578   $       (252)  $       (120)  $     (5,130)  $     (1,960)
       5,619             46          7,281            628             66             12          1,601             96

      47,756         18,660         14,656         65,947          1,245          3,250         23,727         34,210
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      50,573         17,938         21,894         68,153          1,059          3,142         20,198         32,346
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      21,426         32,105        197,564        354,300             --         15,000         41,815        233,900

      42,143         57,333         64,070        268,458             --             --        110,933        113,703
          --             --             --             --             --             --             --             --
         (19)            (4)           (99)           (21)            --             --            (96)           (28)
      (8,113)          (366)       (21,071)        (6,240)            --             --         (6,975)          (733)

     (20,164)        (3,129)       (74,375)        (8,183)            --             --         (1,195)          (339)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --        (14,030)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      35,273         85,939        166,089        608,314             --         15,000        130,452        346,503
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      85,846        103,877        187,983        676,467          1,059         18,142        150,650        378,849



     103,877             --        676,467             --         18,142             --        392,070         13,221
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    189,723   $    103,877   $    864,450   $    676,467   $     19,201   $     18,142   $    542,720   $    392,070
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PIONEER
                                                   GLOBAL HIGH                    PIONEER GROWTH                   PIONEER
                                                    YIELD VCT                       SHARES VCT                    HIGH YIELD
                                                   PORTFOLIO -                     PORTFOLIO -                 VCT PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       235    $        --    $      (381)   $      (307)   $    29,875    $    13,006
  Realized gain (loss) ..................             1             --             34            (43)        30,128        (11,864)
  Change in unrealized gain (loss)
    on investments ......................           107             --            543          1,559        (61,499)        26,900
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           343             --            196          1,209         (1,496)        28,042
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        13,738             --            600         21,361        178,709        789,887
  Participant transfers from other
    funding options .....................            59             --             --             --        188,669        248,888
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --             (6)            (2)          (178)           (50)
  Contract surrenders ...................            --             --             --             --        (15,973)        (8,572)
  Participant transfers to other
    funding options .....................            --             --             --             --        (75,486)      (278,880)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        13,797             --            594         21,359        275,741        751,273
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        14,140             --            790         22,568        274,245        779,315


NET ASSETS:
    Beginning of year ...................            --             --         22,568             --        792,361         13,046
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    14,140    $        --    $    23,358    $    22,568    $ 1,066,606    $   792,361
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PIONEER                         PIONEER                       PIONEER
        IBBOTSON                        IBBOTSON                      IBBOTSON                       PIONEER
       AGGRESSIVE                        GROWTH                       MODERATE                    INTERNATIONAL
     ALLOCATION VCT                  ALLOCATION VCT                ALLOCATION VCT                   VALUE VCT
      PORTFOLIO -                     PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
    CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (737)  $         --   $       (406)  $         --   $     (1,091)  $         --   $       (826)  $       (310)
           3             --              9             --            475             --            263             23

       2,545             --          3,062             --          3,443             --          5,419          5,656
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,811             --          2,665             --          2,827             --          4,856          5,369
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      87,768             --         64,247             --         84,435             --          2,510         12,823

          --             --         37,244             --        115,663             --             --         17,910
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --

          --             --            (20)            --             --             --           (862)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      87,768             --        101,471             --        200,098             --          1,648         30,733
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      89,579             --        104,136             --        202,925             --          6,504         36,102



          --             --             --             --             --             --         36,102             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     89,579   $         --   $    104,136   $         --   $    202,925   $         --   $     42,606   $     36,102
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                     PIONEER
                                                     PIONEER                        OAK RIDGE                      PIONEER
                                                     MID CAP                        LARGE CAP                    REAL ESTATE
                                                    VALUE VCT                       GROWTH VCT                    SHARES VCT
                                                   PORTFOLIO -                     PORTFOLIO -                   PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (5,311)   $    (1,459)   $    (6,406)   $    (1,440)   $     2,036    $       713
  Realized gain (loss) ..................        16,470          1,147            924             25          8,533            407
  Change in unrealized gain (loss)
    on investments ......................         1,361         19,597         33,374         13,663         10,814         12,607
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        12,520         19,285         27,892         12,248         21,383         13,727
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       206,449         89,904        142,815         74,330        105,969         43,132
  Participant transfers from other
    funding options .....................        60,693         36,226         55,505        106,611         39,409         28,320
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (64)           (24)            (2)            --            (61)           (14)
  Contract surrenders ...................        (4,631)        (2,514)          (621)            --         (3,048)        (3,220)
  Participant transfers to other
    funding options .....................       (26,705)          (232)        (5,781)            --        (31,829)        (7,741)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       235,742        123,360        191,916        180,941        110,440         60,477
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       248,262        142,645        219,808        193,189        131,823         74,204


NET ASSETS:
    Beginning of year ...................       142,645             --        193,189             --         74,204             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   390,907    $   142,645    $   412,997    $   193,189    $   206,027    $    74,204
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                         PIONEER
        SMALL AND                       SMALL CAP                      PIONEER                 PIONEER STRATEGIC
         MID CAP                        VALUE VCT                   SMALL COMPANY                  INCOME VCT
        GROWTH VCT                     PORTFOLIO -                 VCT PORTFOLIO -                PORTFOLIO -
   PORTFOLIO - CLASS II              CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,384)  $       (248)  $     (3,233)  $     (1,322)  $       (702)  $       (365)  $     30,640   $     13,650
          44             (2)         5,232             67          2,899              7         15,587         12,937

       3,851            795          9,557         14,807         (2,238)         3,112        (43,306)        26,565
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,511            545         11,556         13,552            (41)         2,754          2,921         53,152
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      57,736         18,388         58,109         78,887         18,500         26,543        186,483        465,588

       3,383             81        108,215          8,115             --             --        240,176        450,929
          --             --             --             --             --             --             --             --
          (5)            --            (23)            (6)            (6)            (1)           (98)           (24)
        (718)            --         (2,312)            --             --             --        (15,732)        (5,211)

         (86)            --         (2,407)            --             --             --       (120,560)      (202,899)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --        (14,309)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      60,310         18,469        161,582         86,996         18,494         26,542        275,960        708,383
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      62,821         19,014        173,138        100,548         18,453         29,296        278,881        761,535



      19,014             --        100,548             --         29,296             --        761,535             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     81,835   $     19,014   $    273,686   $    100,548   $     47,749   $     29,296   $  1,040,416   $    761,535
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PIONEER                        PUTNAM VT                    PUTNAM VT
                                                    VALUE VCT                       DISCOVERY                  INTERNATIONAL
                                                   PORTFOLIO -                    GROWTH FUND -                EQUITY FUND -
                                                 CLASS II SHARES                 CLASS IB SHARES              CLASS IB SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (7,252)   $    (1,878)   $    (5,346)   $    (8,728)   $   (15,931)   $   (13,985)
  Realized gain (loss) ..................         3,025             76         56,064          7,697        128,888         66,917
  Change in unrealized gain (loss)
    on investments ......................        12,321         19,092        (46,108)        26,456        203,158        349,066
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         8,094         17,290          4,610         25,425        316,115        401,998
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        76,289        182,048          1,000         10,397         51,542        155,657
  Participant transfers from other
    funding options .....................        67,434         70,509            901            696        130,732        229,796
  Growth rate intra-fund transfers in ...            --             --             --         18,780             --             --
  Administrative charges ................           (16)            (6)           (52)           (50)          (401)          (364)
  Contract surrenders ...................       (12,211)          (365)       (89,454)       (20,013)      (261,141)       (88,731)
  Participant transfers to other
    funding options .....................          (842)          (191)        (8,613)            --        (96,158)      (248,589)
  Growth rate intra-fund transfers out ..            --             --             --        (18,780)            --             --
  Other receipts/(payments) .............        (9,295)            --       (164,046)       (21,090)       (38,991)       (21,337)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       121,359        251,995       (260,264)       (30,060)      (214,417)        26,432
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       129,453        269,285       (255,654)        (4,635)       101,698        428,430


NET ASSETS:
    Beginning of year ...................       269,285             --        494,177        498,812      3,323,410      2,894,980
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   398,738    $   269,285    $   238,523    $   494,177    $ 3,425,108    $ 3,323,410
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PUTNAM VT
        SMALL CAP                                                                                    LARGE CAP
       VALUE FUND -                      ALL CAP                   INVESTORS FUND -                GROWTH FUND -
     CLASS IB SHARES                  FUND - CLASS I                    CLASS I                       CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----

$   (140,789)  $    (96,780)  $   (168,360)  $   (195,783)  $    (90,361)  $     (7,412)  $     (9,661)  $     (8,781)
     785,142        161,043        650,762        141,393        417,884         57,464          5,117          1,050

    (223,379)     1,373,783       (237,705)     1,109,549        278,774        951,622         15,014         (6,590)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     420,974      1,438,046        244,697      1,055,159        606,297      1,001,674         10,470        (14,321)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     334,213        844,672         96,231      1,246,268        270,794        928,684          7,614        403,899

   1,195,385      1,014,326        541,701      4,422,118      1,735,028      4,001,189         29,311         41,248
          --         52,807             --        152,893             --         48,703             --             --
        (994)          (778)        (2,471)        (2,642)        (1,538)        (1,401)           (96)           (83)
    (761,930)      (230,146)      (870,455)      (459,592)      (518,416)      (277,298)       (23,098)        (7,322)

    (624,117)      (579,866)    (3,656,151)    (1,064,210)    (2,570,715)      (596,786)      (156,881)       (32,665)
          --        (52,807)            --       (152,893)            --        (48,703)            --             --
         107        (32,383)      (122,020)      (152,758)      (234,337)       (14,785)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     142,664      1,015,825     (4,013,165)     3,989,184     (1,319,184)     4,039,603       (143,150)       405,077
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     563,638      2,453,871     (3,768,468)     5,044,343       (712,887)     5,041,277       (132,680)       390,756



   7,923,169      5,469,298     19,251,362     14,207,019     13,955,931      8,914,654        584,721        193,965
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  8,486,807   $  7,923,169   $ 15,482,894   $ 19,251,362   $ 13,243,044   $ 13,955,931   $    452,041   $    584,721
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                     VARIABLE                      SMALL CAP                       TOTAL
                                                  ALL CAP FUND -                 GROWTH FUND -                 RETURN FUND -
                                                     CLASS II                       CLASS I                       CLASS II
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (16)   $        --    $  (170,056)   $  (124,991)   $      (213)   $       397
  Realized gain (loss) ..................             2             --      1,008,598         80,383            750          1,360
  Change in unrealized gain (loss)
    on investments ......................            75             --       (586,110)     1,006,099          1,200          2,073
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            61             --        252,432        961,491          1,737          3,830
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,760             --         94,339        697,072         22,642         17,986
  Participant transfers from other
    funding options .....................            --             --      2,737,775      2,315,064          2,562         53,082
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --         (1,246)        (1,090)           (20)            (1)
  Contract surrenders ...................            --             --       (472,189)      (203,621)        (1,255)          (729)
  Participant transfers to other
    funding options .....................            --             --       (807,808)      (623,830)          (170)        (5,961)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (19,796)        (1,803)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         1,760             --      1,531,075      2,181,792         23,759         64,377
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         1,821             --      1,783,507      3,143,283         25,496         68,207


NET ASSETS:
    Beginning of year ...................            --             --      8,374,068      5,230,785         81,341         13,134
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $     1,821    $        --    $10,157,575    $ 8,374,068    $   106,837    $    81,341
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                     MULTIPLE
                                      SMITH BARNEY                    MULTIPLE                      DISCIPLINE
      SMITH BARNEY                      PREMIER                      DISCIPLINE                    PORTFOLIO -
        DIVIDEND                       SELECTIONS                    PORTFOLIO -                     BALANCED
        STRATEGY                        ALL CAP                        ALL CAP                       ALL CAP
       PORTFOLIO                    GROWTH PORTFOLIO              GROWTH AND VALUE               GROWTH AND VALUE
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,005)  $    (24,677)  $    (47,967)  $    (49,170)  $ (1,896,019)  $ (1,605,802)  $   (745,526)  $   (814,332)
      29,095         14,594         25,448         16,409      3,743,550        680,122      1,680,193        474,546

     (82,373)        37,339        137,743         53,750      1,374,126      5,282,941        744,284      2,540,293
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (55,283)        27,256        115,224         20,989      3,221,657      4,357,261      1,678,951      2,200,507
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      61,281        624,102          7,196        234,080      2,621,809     23,751,877      1,529,597     17,338,762

      91,614        361,124         38,908        241,011      5,644,564     28,283,726      5,141,231     23,496,046
          --         19,124             --             --             --         51,209             --        310,007
        (480)          (331)          (236)          (251)       (15,289)        (9,021)       (13,998)        (8,873)
    (117,653)      (173,585)       (71,841)       (60,780)    (4,541,997)    (2,614,697)    (3,454,765)    (2,334,103)

    (223,275)       (95,477)       (47,767)      (110,699)   (11,815,118)    (3,237,597)    (8,607,766)    (5,564,110)
          --        (19,124)            --             --             --        (51,209)            --       (310,075)
    (146,693)            --        (37,289)        (9,279)      (422,806)      (813,317)    (1,244,533)      (371,189)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (335,206)       715,833       (111,029)       294,082     (8,528,837)    45,360,971     (6,650,234)    32,556,465
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (390,489)       743,089          4,195        315,071     (5,307,180)    49,718,232     (4,971,283)    34,756,972



   2,664,667      1,921,578      2,814,257      2,499,186    114,555,473     64,837,241     84,896,312     50,139,340
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,274,178   $  2,664,667   $  2,818,452   $  2,814,257   $109,248,293   $114,555,473   $ 79,925,029   $ 84,896,312
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MULTIPLE                      MULTIPLE
                                                    DISCIPLINE                    DISCIPLINE
                                                    PORTFOLIO -                  PORTFOLIO -                   AIM CAPITAL
                                                  GLOBAL ALL CAP                  LARGE CAP                    APPRECIATION
                                                 GROWTH AND VALUE              GROWTH AND VALUE                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (266,301)   $  (212,348)   $  (156,263)   $   (91,920)   $   (59,989)   $   (61,283)
  Realized gain (loss) ..................       523,975        108,751        314,365        154,525         56,899         11,263
  Change in unrealized gain (loss)
    on investments ......................       733,895      1,395,699         10,310        376,157        278,373        245,382
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       991,569      1,292,102        168,412        438,762        275,283        195,362
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,395,017      6,820,438        557,880      1,950,685         56,903        632,791
  Participant transfers from other
    funding options .....................     3,369,914      7,010,725        724,347      3,214,581         98,645        507,393
  Growth rate intra-fund transfers in ...            --         32,346             --             --             --             --
  Administrative charges ................        (2,686)        (1,292)        (1,509)          (827)          (389)          (300)
  Contract surrenders ...................      (466,796)      (169,350)      (548,297)      (216,858)      (428,618)      (154,299)
  Participant transfers to other
    funding options .....................    (2,662,955)      (986,906)    (1,086,471)      (336,484)      (151,050)      (287,562)
  Growth rate intra-fund transfers out ..            --        (32,346)            --             --             --             --
  Other receipts/(payments) .............          (294)            --       (241,674)      (101,888)        (7,961)       (15,428)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,632,200     12,673,615       (595,724)     4,509,209       (432,470)       682,595
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,623,769     13,965,717       (427,312)     4,947,971       (157,187)       877,957


NET ASSETS:
    Beginning of year ...................    20,667,341      6,701,624     10,740,910      5,792,939      4,464,817      3,586,860
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $23,291,110    $20,667,341    $10,313,598    $10,740,910    $ 4,307,630    $ 4,464,817
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       DISCIPLINED
       CONVERTIBLE                       MID CAP                      EQUITY                      FEDERATED
        SECURITIES                        STOCK                       INCOME                      HIGH YIELD
        PORTFOLIO                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$        581   $     35,661   $    (24,036)  $    (16,099)  $   (300,662)  $    (59,207)  $    (57,278)  $    149,220
     156,236         45,335         30,098         45,904        594,855        798,291         15,241         12,724

    (215,461)       121,598        110,662        102,956        159,780        448,520         54,609         31,512
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (58,644)       202,594        116,724        132,761        453,973      1,187,604         12,572        193,456
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      70,304      1,078,820         43,645        233,383        487,778      1,763,049        102,010        492,405

   2,320,784      3,203,384         34,627        117,056      1,828,080      2,075,415        111,043        463,472
          --             --             --             --             --         19,512             --             --
        (268)          (157)          (244)          (193)        (2,041)        (1,809)          (330)          (220)
  (1,343,386)      (576,215)       (28,913)       (53,942)    (2,115,650)      (483,200)      (243,938)       (26,594)

  (3,593,768)       (28,683)       (26,299)       (32,076)      (933,964)      (630,103)      (113,855)      (264,286)
          --             --             --             --             --        (19,512)            --             --
          --       (163,983)          (202)            --       (146,419)       (35,393)       (23,009)       (52,647)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,546,334)     3,513,166         22,614        264,228       (882,216)     2,687,959       (168,079)       612,130
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (2,604,978)     3,715,760        139,338        396,989       (428,243)     3,875,563       (155,507)       805,586



   5,230,152      1,514,392      1,132,200        735,211     16,268,496     12,392,933      2,757,630      1,952,044
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,625,174   $  5,230,152   $  1,271,538   $  1,132,200   $ 15,840,253   $ 16,268,496   $  2,602,123   $  2,757,630
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                 MANAGED
                                                    FEDERATED                      LARGE CAP                ALLOCATION SERIES:
                                                 STOCK PORTFOLIO                   PORTFOLIO               AGGRESSIVE PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,624)   $      (195)   $   (99,129)   $   (48,698)   $    (3,295)   $        --
  Realized gain (loss) ..................           840          1,355          2,766       (182,158)         3,422             --
  Change in unrealized gain (loss)
    on investments ......................         8,810          9,639        500,004        430,690         20,458             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         6,026         10,799        403,641        199,834         20,585             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,503         46,742         78,236        323,738         74,906             --
  Participant transfers from other
    funding options .....................        24,981          2,254        422,198      2,030,646        419,762             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (62)           (54)        (1,116)        (1,150)            --             --
  Contract surrenders ...................        (1,677)        (1,738)      (357,845)      (284,327)       (53,957)            --
  Participant transfers to other
    funding options .....................        (1,170)        (4,668)      (170,419)    (1,262,743)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (58,820)        (7,609)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        26,575         42,536        (87,766)       798,555        440,711             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        32,601         53,335        315,875        998,389        461,296             --


NET ASSETS:
    Beginning of year ...................       151,710         98,375      6,234,655      5,236,266             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   184,311    $   151,710    $ 6,550,530    $ 6,234,655    $   461,296    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     MANAGED                         MANAGED
         MANAGED                       MANAGED                 ALLOCATION SERIES:               ALLOCATION SERIES:
    ALLOCATION SERIES:            ALLOCATION SERIES:           MODERATE-AGGRESSIVE            MODERATE-CONSERVATIVE
  CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO                PORTFOLIO                       PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (828)  $         --   $       (373)  $         --   $    (25,060)  $         --   $        (39)  $         11
      (1,165)            --          1,802             --         11,483             --             18             --

       1,511             --         36,423             --        265,421             --            526             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        (482)            --         37,852             --        251,844             --            505             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      38,000             --        647,834             --        740,783             --             --             --

     473,263             --      1,326,276             --      4,100,702             --         37,750             --
          --             --             --             --             --             --             --             --
          --             --            (50)            --            (30)            --             --             --
          --             --         (2,033)            --       (103,613)            --             --             --

    (150,000)            --             --             --        (10,796)            --            (68)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     361,263             --      1,972,027             --      4,727,046             --         37,682             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     360,781             --      2,009,879             --      4,978,890             --         38,187             --



          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    360,781   $         --   $  2,009,879   $         --   $  4,978,890   $         --   $     38,187   $         --
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MERCURY
                                                     LARGE CAP                   MFS EMERGING                   MFS MID CAP
                                                  CORE PORTFOLIO               GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (53,033)   $   (28,024)   $   (11,463)   $   (71,788)   $   (85,708)   $   (22,254)
  Realized gain (loss) ..................        (1,336)       (27,346)    (2,847,834)      (367,552)        39,425         13,796
  Change in unrealized gain (loss)
    on investments ......................       343,723        409,527      2,711,524        922,598        303,884        142,156
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       289,354        354,157       (147,773)       483,258        257,601        133,698
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       107,836        273,831          4,139        191,846         77,733        231,963
  Participant transfers from other
    funding options .....................       114,751        294,759          3,904        315,486      4,893,837        111,612
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (421)          (486)           (12)        (1,464)        (1,632)          (256)
  Contract surrenders ...................      (295,507)       (52,329)       (17,042)       (95,769)      (254,731)       (52,788)
  Participant transfers to other
    funding options .....................       (61,560)       (79,373)    (4,792,479)      (358,075)      (247,572)        (9,214)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (92,418)       (14,027)            --        (35,061)       (37,940)       (33,518)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (227,319)       422,375     (4,801,490)        16,963      4,429,695        247,799
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        62,035        776,532     (4,949,263)       500,221      4,687,296        381,497


NET ASSETS:
    Beginning of year ...................     2,980,702      2,204,170      4,949,263      4,449,042      1,293,124        911,627
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,042,737    $ 2,980,702    $        --    $ 4,949,263    $ 5,980,420    $ 1,293,124
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                      MONDRIAN
         MFS TOTAL                       MFS VALUE                 INTERNATIONAL                  PIONEER FUND
     RETURN PORTFOLIO                    PORTFOLIO                STOCK PORTFOLIO                  PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$    203,650   $    639,397   $        661   $      1,448   $   (117,881)  $      1,216   $    (29,442)  $     (7,876)
   3,650,862      1,933,016        101,665          2,048         56,674          9,588         19,794          7,793

  (3,125,910)     3,162,427        (36,193)        13,005        531,783        542,814         72,125        112,316
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     728,602      5,734,840         66,133         16,501        470,576        553,618         62,477        112,233
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,621,827      6,214,609        259,172        103,941        259,752      1,394,060         63,200        310,932

   4,649,326      9,440,736      2,125,327        113,728      1,322,811      1,110,051        272,923        557,768
          --        242,935             --             --             --             --             --             --
      (9,895)        (8,343)          (124)            (4)          (659)          (286)          (134)           (58)
  (3,873,715)    (2,423,775)      (200,569)        (1,784)      (201,904)       (68,162)       (48,736)       (54,295)

  (2,807,882)    (2,304,301)      (172,654)           (47)      (131,967)       (70,050)      (115,755)       (35,091)
          --       (242,935)            --             --             --             --             --             --
  (1,041,080)      (407,558)       (20,768)            --        (30,810)       (49,091)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,461,419)    10,511,368      1,990,384        215,834      1,217,223      2,316,522        171,498        779,256
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (732,817)    16,246,208      2,056,517        232,335      1,687,799      2,870,140        233,975        891,489



  68,423,185     52,176,977        232,335             --      5,099,947      2,229,807      1,327,779        436,290
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 67,690,368   $ 68,423,185   $  2,288,852   $    232,335   $  6,787,746   $  5,099,947   $  1,561,754   $  1,327,779
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER
                                                      MID CAP                  PIONEER STRATEGIC             STRATEGIC EQUITY
                                                  VALUE PORTFOLIO               INCOME PORTFOLIO                PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (495)   $        --    $    47,515    $    17,437    $   (77,403)   $   (11,092)
  Realized gain (loss) ..................         1,276             --          2,643             19       (397,448)      (371,398)
  Change in unrealized gain (loss)
    on investments ......................           834             --        (22,010)        (8,494)       459,025      1,085,840
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,615             --         28,148          8,962        (15,826)       703,350
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        42,831             --        242,076        113,823         23,762        474,549
  Participant transfers from other
    funding options .....................        32,932             --      1,751,590        161,716         17,116        123,579
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (2)            --           (145)            (3)        (2,321)        (2,703)
  Contract surrenders ...................           (41)            --       (358,586)        (1,272)      (553,589)      (319,498)
  Participant transfers to other
    funding options .....................            --             --        (77,982)          (122)      (390,291)      (420,535)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (18,834)            --        (90,566)       (81,282)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        75,720             --      1,538,119        274,142       (995,889)      (225,890)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        77,335             --      1,566,267        283,104     (1,011,715)       477,460


NET ASSETS:
    Beginning of year ...................            --             --        283,104             --      8,881,385      8,403,925
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    77,335    $        --    $ 1,849,371    $   283,104    $ 7,869,670    $ 8,881,385
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          STYLE                           STYLE
      FOCUS SERIES:                   FOCUS SERIES:
        SMALL CAP                       SMALL CAP                 TRAVELERS MANAGED             TRAVELERS QUALITY
    GROWTH PORTFOLIO                 VALUE PORTFOLIO               INCOME PORTFOLIO               BOND PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$       (303)  $         --   $        (36)  $         --   $    281,396   $    573,389   $    (52,861)  $     85,203
         728             --            328             --       (172,736)       (56,553)       (20,403)        (2,187)

       1,507             --            351             --       (202,275)      (315,386)        61,973        (49,492)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,932             --            643             --        (93,615)       201,450        (11,291)        33,524
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      14,508             --         21,685             --        107,674      1,428,433         70,131        961,405

      19,448             --          9,600             --        662,644      3,918,596        133,467        665,230
          --             --             --             --             --         10,209             --             --
          --             --             (2)            --         (2,632)        (2,706)          (392)          (302)
          --             --             --             --     (2,291,209)    (1,204,305)      (225,065)      (166,499)

        (709)            --             --             --     (1,644,656)    (2,944,069)      (563,917)      (431,166)
          --             --             --             --             --        (10,209)            --             --
          --             --             --             --       (136,097)      (530,807)       (55,907)       (35,594)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      33,247             --         31,283             --     (3,304,276)       665,142       (641,683)       993,074
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      35,179             --         31,926             --     (3,397,891)       866,592       (652,974)     1,026,598



          --             --             --             --     20,141,856     19,275,264      2,976,487      1,949,889
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     35,179   $         --   $     31,926   $         --   $ 16,743,965   $ 20,141,856   $  2,323,513   $  2,976,487
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              SB ADJUSTABLE
                                                                                                               RATE INCOME
                                                 U.S. GOVERNMENT                 VAN KAMPEN                    PORTFOLIO -
                                              SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO              CLASS I SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,420)   $       639    $   (35,775)   $   (22,834)   $    50,784    $    (3,857)
  Realized gain (loss) ..................           276          2,449       (211,411)      (112,514)         5,899          1,667
  Change in unrealized gain (loss)
    on investments ......................         2,167            (35)       392,580        189,913        (38,241)       (19,059)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,023          3,053        145,394         54,565         18,442        (21,249)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        41,353         17,158         60,351         42,556        105,407      1,511,186
  Participant transfers from other
    funding options .....................         1,258         75,436         62,260        226,679      1,867,358      3,401,872
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (23)            (3)          (662)          (724)          (631)          (350)
  Contract surrenders ...................          (185)           (51)      (185,492)       (44,424)      (274,863)       (91,135)
  Participant transfers to other
    funding options .....................        (8,508)       (62,242)      (130,461)       (89,217)    (1,451,072)      (464,844)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (46,475)        (7,888)       (73,282)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        33,895         30,298       (240,479)       126,982        172,917      4,356,729
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        34,918         33,351        (95,085)       181,547        191,359      4,335,480


NET ASSETS:
    Beginning of year ...................        33,351             --      2,531,596      2,350,049      4,895,514        560,034
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    68,269    $    33,351    $ 2,436,511    $ 2,531,596    $ 5,086,873    $ 4,895,514
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                    SMITH BARNEY
      SMITH BARNEY                     SMITH BARNEY                INTERNATIONAL                  SMITH BARNEY
       AGGRESSIVE                      HIGH INCOME                    ALL CAP                      LARGE CAP
    GROWTH PORTFOLIO                    PORTFOLIO                 GROWTH PORTFOLIO              VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$ (1,155,519)  $ (1,011,703)  $  1,437,294   $  1,713,559   $     (1,843)  $    (14,097)  $      1,453   $     30,015
     724,927        325,229         49,460         32,755        126,867         62,843         23,803        (49,714)

   6,401,261      5,057,812     (1,321,639)       289,119        134,944        338,690        360,366        756,074
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   5,970,669      4,371,338        165,115      2,035,433        259,968        387,436        385,622        736,375
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,081,345      6,556,547        531,386      1,953,539          4,910         67,446            840         45,983

   4,306,297      9,788,701      2,453,412      5,218,845        346,852        261,718         21,900        211,096
       8,880        125,988             --        105,464         13,022             --             --         10,637
     (10,874)        (9,652)        (3,618)        (3,290)          (780)          (872)        (1,408)        (1,617)
  (3,670,762)    (2,136,899)    (1,923,227)    (1,011,228)      (279,100)       (96,679)      (547,623)      (286,280)

  (3,677,861)    (2,719,454)    (4,448,159)    (2,634,231)       (96,098)      (264,680)      (322,010)      (476,208)
      (8,880)      (125,988)            --       (105,464)       (13,022)            --             --        (10,637)
    (495,445)      (292,752)      (125,550)      (159,670)       (19,464)       (29,927)      (193,479)       (96,318)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,467,300)    11,186,491     (3,515,756)     3,363,965        (43,680)       (62,994)    (1,041,780)      (603,344)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,503,369     15,557,829     (3,350,641)     5,399,398        216,288        324,442       (656,158)       133,031



  64,061,769     48,503,940     27,422,936     22,023,538      2,736,046      2,411,604      8,889,771      8,756,740
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 67,565,138   $ 64,061,769   $ 24,072,295   $ 27,422,936   $  2,952,334   $  2,736,046   $  8,233,613   $  8,889,771
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY
                                                       LARGE                     SMITH BARNEY                 SMITH BARNEY
                                                  CAPITALIZATION                   MID CAP                    MONEY MARKET
                                                 GROWTH PORTFOLIO               CORE PORTFOLIO                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (436,796)   $  (395,930)   $  (178,629)   $  (257,138)   $   155,593    $  (219,634)
  Realized gain (loss) ..................       156,885        313,144      1,474,805         83,556             --             --
  Change in unrealized gain (loss)
    on investments ......................     1,061,442       (312,264)      (328,736)     1,442,097             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       781,531       (395,050)       967,440      1,268,515        155,593       (219,634)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       526,537      2,840,972        164,261      1,572,530        296,199      4,216,992
  Participant transfers from other
    funding options .....................     1,058,006      4,655,739        214,525      1,485,032     10,171,772     21,442,236
  Growth rate intra-fund transfers in ...            --         80,477             --        112,377             --         10,015
  Administrative charges ................        (6,023)        (5,636)        (2,768)        (2,627)        (2,652)        (3,029)
  Contract surrenders ...................    (1,664,533)      (939,913)    (1,072,673)      (566,269)    (2,579,207)    (2,316,176)
  Participant transfers to other
    funding options .....................    (2,628,069)    (6,498,899)      (688,076)    (1,024,806)   (10,056,378)   (28,991,934)
  Growth rate intra-fund transfers out ..            --        (80,477)            --       (112,377)            --        (10,015)
  Other receipts/(payments) .............      (412,311)       (86,832)       (68,700)      (173,142)      (480,577)      (164,944)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,126,393)       (34,569)    (1,453,431)     1,290,718     (2,650,843)    (5,816,855)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (2,344,862)      (429,619)      (485,991)     2,559,233     (2,495,250)    (6,036,489)


NET ASSETS:
    Beginning of year ...................    28,370,470     28,800,089     16,480,425     13,921,192     17,817,524     23,854,013
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $26,025,608    $28,370,470    $15,994,434    $16,480,425    $15,322,274    $17,817,524
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                       EMERGING
    SOCIAL AWARENESS               COMSTOCK PORTFOLIO -           GROWTH PORTFOLIO -         ENTERPRISE PORTFOLIO -
     STOCK PORTFOLIO                 CLASS II SHARES                CLASS I SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$         (9)  $         --   $    (59,073)  $    (54,626)  $    (84,228)  $   (109,463)  $     (1,530)  $     (1,811)
        (247)            --        305,051         40,797       (672,178)      (565,465)           300            853

          --             --       (150,248)       589,243      1,115,435      1,031,219          6,791          2,028
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        (256)            --         95,730        575,414        359,029        356,291          5,561          1,070
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --             --        369,757      1,338,747         23,586        179,912         13,080         25,248

         256             --        249,066        455,375         61,183        331,594              7             90
          --             --             --             --             --             --             --             --
          --             --           (731)          (550)        (2,071)        (2,353)           (16)           (38)
          --             --       (504,770)       (67,885)      (282,676)      (299,398)           (45)          (115)

          --             --       (228,662)      (128,841)      (888,430)      (572,072)           (17)        (8,268)
          --             --             --             --             --             --             --             --
          --             --        (81,083)       (96,966)       (64,718)       (33,515)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         256             --       (196,423)     1,499,880     (1,153,126)      (395,832)        13,009         16,917
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --       (100,693)     2,075,294       (794,097)       (39,541)        18,570         17,987



          --             --      4,862,975      2,787,681      7,242,901      7,282,442         98,117         80,130
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $         --   $  4,762,282   $  4,862,975   $  6,448,804   $  7,242,901   $    116,687   $     98,117
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY
                                                 SMALL CAP GROWTH         CONTRAFUND(R) PORTFOLIO -      CONTRAFUND(R) PORTFOLIO -
                                              OPPORTUNITIES PORTFOLIO          SERVICE CLASS               SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (124,258)   $   (81,724)   $  (209,426)   $  (148,026)   $   (66,901)   $   (47,497)
  Realized gain (loss) ..................       835,184        529,261        209,818         55,428        113,185         10,478
  Change in unrealized gain (loss)
    on investments ......................      (536,594)       269,947      1,855,582      1,360,242        406,791        369,677
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       174,332        717,484      1,855,974      1,267,644        453,075        332,658
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       223,242        576,511        893,168        948,825        356,780        953,518
  Participant transfers from other
    funding options .....................     2,836,386      2,457,165      2,799,321      1,478,756        363,541        395,081
  Growth rate intra-fund transfers in ...            --          1,258             --             --             --             --
  Administrative charges ................          (636)          (404)        (2,015)        (1,675)          (397)          (292)
  Contract surrenders ...................      (384,859)       (80,500)      (808,744)      (307,562)      (160,080)       (44,388)
  Participant transfers to other
    funding options .....................      (917,993)    (4,410,007)      (639,036)      (334,663)      (423,419)       (28,836)
  Growth rate intra-fund transfers out ..            --         (1,258)            --             --             --             --
  Other receipts/(payments) .............       (37,538)       (23,117)       (68,465)       (52,796)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,718,602     (1,480,352)     2,174,229      1,730,885        136,425      1,275,083
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,892,934       (762,868)     4,030,203      2,998,529        589,500      1,607,741


NET ASSETS:
    Beginning of year ...................     5,610,682      6,373,550     11,221,878      8,223,349      3,176,929      1,569,188
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,503,616    $ 5,610,682    $15,252,081    $11,221,878    $ 3,766,429    $ 3,176,929
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        DYNAMIC CAPITAL
   APPRECIATION PORTFOLIO -           MID CAP PORTFOLIO -
        SERVICE CLASS 2                 SERVICE CLASS 2
-----------------------------     -----------------------------
     2005             2004             2005             2004
     ----             ----             ----             ----

$     (6,319)    $     (4,515)    $   (341,818)    $   (215,432)
       9,125              906          858,781           31,253

      55,392            2,790        2,025,213        2,690,612
------------     ------------     ------------     ------------


      58,198             (819)       2,542,176        2,506,433
------------     ------------     ------------     ------------


      34,879           13,607          667,123        2,611,534

      55,266           25,501        4,433,646        3,388,421
          --               --               --           24,372
         (47)             (31)          (1,933)          (1,202)
     (19,596)            (367)        (993,584)        (329,348)

     (12,445)            (114)      (2,186,096)        (411,158)
          --               --               --          (24,372)
          --               --          (73,414)          (6,468)
------------     ------------     ------------     ------------


      58,057           38,596        1,845,742        5,251,779
------------     ------------     ------------     ------------

     116,255           37,777        4,387,918        7,758,212



     266,609          228,832       15,358,198        7,599,986
------------     ------------     ------------     ------------
$    382,864     $    266,609     $ 19,746,116     $ 15,358,198
============     ============     ============     ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife and is available for funding certain variable annuity contracts issued by The Company. Separate Account Ten, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Ten are Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life & Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity and Travelers Life & Annuity Vintage L Variable Annuity.

Participant purchase payments applied to Separate Account Ten are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Ten were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer  AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
           America-Pacific Rim Fund VCT - Class II Shares) *
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Bond VCT Portfolio - Class II Shares *
         Pioneer Cullen Value VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Equity Opportunity VCT Portfolio - Class II Shares *
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Global High Yield VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
           Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares) Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Salomon Brothers Variable All Cap Fund - Class II
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Strategic Stock Portfolio *
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio

     Travelers Series Fund Inc., Maryland business trust (continued)
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio*
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2 Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                            Franklin Templeton Variable Insurance        5/2/2005
                                                                               Products Trust
Managed Allocation Series: Aggressive Portfolio                              The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Conservative Portfolio                            The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate Portfolio                                The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio                     The Travelers Series Trust                   5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio                   The Travelers Series Trust                   5/2/2005
Pioneer Bond VCT Portfolio - Class II Shares                                 Pioneer Variable Contracts Trust            2/14/2005
Pioneer Cullen Value VCT Portfolio - Class II Shares                         Pioneer Variable Contracts Trust            2/14/2005
Pioneer Equity Opportunity VCT Portfolio - Class II Shares                   Pioneer Variable Contracts Trust            2/14/2005
Pioneer Global High Yield VCT Portfolio - Class II Shares                    Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares           Pioneer Variable Contracts Trust            2/14/2005
Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares         Pioneer Variable Contracts Trust            2/14/2005
Pioneer Mid Cap Value Portfolio                                              The Travelers Series Trust                   5/2/2005
Salomon Brothers Variable All Cap Portfolio - Class II                       Salomon Brothers Variable Series            2/14/2005
                                                                               Funds Inc.
Style Focus Series: Small Cap Growth Portfolio                               The Travelers Series Trust                   5/2/2005
Style Focus Series: Small Cap Value Portfolio                                The Travelers Series Trust                   5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Ten or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Ten product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account Ten form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account Ten adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations: Standard (S), Annual Step up
(SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%       S    Vintage II                1.15%   0.15%                                               1.30%

Separate Account Charge 1.40%       SU   Vintage II                1.25%   0.15%                                               1.40%
                                    S    Vintage II (Series II)    1.25%   0.15%                                               1.40%

Separate Account Charge 1.50%       S    Vintage II                1.15%   0.15%    0.20%                                      1.50%
                                    SU   Vintage II (Series II)    1.35%   0.15%                                               1.50%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%       S    Vintage II                1.15%   0.15%                               0.25%           1.55%
                                    R    Vintage II                1.40%   0.15%                                               1.55%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                                      1.55%

Separate Account Charge 1.60%       SU   Vintage II                1.25%   0.15%    0.20%                                      1.60%

Separate Account Charge 1.65%       SU   Vintage II                1.25%   0.15%                               0.25%           1.65%
                                    S    Vintage II (Series II)    1.25%   0.15%                               0.25%           1.65%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                                      1.65%

Separate Account Charge 1.70%       S    Vintage II                1.15%   0.15%             0.40%                             1.70%
                                    R    Vintage II (Series II)    1.55%   0.15%                                               1.70%

Separate Account Charge 1.75%       D    Portfolio Architect L     1.60%   0.15%                                               1.75%
                                    S    Vintage II                1.15%   0.15%    0.20%                      0.25%           1.75%
                                    R    Vintage II                1.40%   0.15%    0.20%                                      1.75%
                                    SU   Vintage II (Series II)    1.35%   0.15%                               0.25%           1.75%

Separate Account Charge 1.80%       S    Vintage II                1.15%   0.15%                      0.50%                    1.80%
                                    SU   Vintage II                1.25%   0.15%             0.40%                             1.80%
                                    R    Vintage II                1.40%   0.15%                               0.25%           1.80%
                                    S    Vintage II (Series II)    1.25%   0.15%             0.40%                             1.80%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                      0.25%           1.80%

Separate Account Charge 1.85%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                                               1.85%
                                         Portfolio Architect 3     1.70%   0.15%                                               1.85%
                                    SU   Portfolio Architect L     1.70%   0.15%                                               1.85%
                                         Vintage 3                 1.70%   0.15%                                               1.85%
                                    SU   Vintage II                1.25%   0.15%    0.20%                      0.25%           1.85%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                                      1.85%
                                    SU   Vintage L                 1.70%   0.15%                                               1.85%

Separate Account Charge 1.90%       S    Vintage II                1.15%   0.15%    0.20%    0.40%                             1.90%
                                    SU   Vintage II                1.25%   0.15%                      0.50%                    1.90%
                                    S    Vintage II (Series II)    1.25%   0.15%                      0.50%                    1.90%
                                    S    Vintage II (Series II)    1.25%   0.15%                                       0.50%   1.90%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                      0.25%           1.90%
                                    SU   Vintage II (Series II)    1.35%   0.15%             0.40%                             1.90%

Separate Account Charge 1.95%       D    Portfolio Architect L     1.60%   0.15%    0.20%                                      1.95%
                                    R    Vintage II                1.40%   0.15%             0.40%                             1.95%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%    0.40%                             1.95%
                                    R    Vintage II (Series II)    1.55%   0.15%                               0.25%           1.95%

Separate Account Charge 2.00%       D    Portfolio Architect L     1.60%   0.15%                               0.25%           2.00%
                                    S    Vintage II                1.15%   0.15%    0.20%             0.50%                    2.00%
                                    SU   Vintage II                1.25%   0.15%    0.20%    0.40%                             2.00%
                                    R    Vintage II                1.40%   0.15%    0.20%                      0.25%           2.00%
                                    SU   Vintage II (Series II)    1.35%   0.15%                      0.50%                    2.00%
                                    SU   Vintage II (Series II)    1.35%   0.15%                                       0.50%   2.00%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                                      2.00%

Separate Account Charge 2.05%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                                      2.05%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                                               2.05%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%                                      2.05%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                                      2.05%
                                    R    Portfolio Architect L     1.90%   0.15%                                               2.05%
                                         Vintage 3                 1.70%   0.15%    0.20%                                      2.05%
                                    R    Vintage II                1.40%   0.15%                      0.50%                    2.05%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%             0.50%                    2.05%
                                    S    Vintage II (Series II)    1.25%   0.15%    0.15%                              0.50%   2.05%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%    0.40%                             2.05%
                                    R    Vintage L                 1.90%   0.15%                                               2.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.10%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                               0.25%           2.10%
                                         Portfolio Architect 3     1.70%   0.15%                               0.25%           2.10%
                                    SU   Portfolio Architect L     1.70%   0.15%                               0.25%           2.10%
                                         Vintage 3                 1.70%   0.15%                               0.25%           2.10%
                                    SU   Vintage II                1.25%   0.15%    0.20%             0.50%                    2.10%
                                    R    Vintage II (Series II)    1.55%   0.15%             0.40%                             2.10%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                      0.25%           2.10%
                                    SU   Vintage L                 1.70%   0.15%                               0.25%           2.10%

Separate Account Charge 2.15%       D    Portfolio Architect L     1.60%   0.15%             0.40%                             2.15%
                                    R    Vintage II                1.40%   0.15%    0.20%    0.40%                             2.15%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%             0.50%                    2.15%
                                    SU   Vintage II (Series II)    1.35%   0.15%    0.15%                              0.50%   2.15%

Separate Account Charge 2.20%       D    Portfolio Architect L     1.60%   0.15%    0.20%                      0.25%           2.20%
                                    R    Vintage II (Series II)    1.55%   0.15%                      0.50%                    2.20%
                                    R    Vintage II (Series II)    1.55%   0.15%                                       0.50%   2.20%
                                    R    Vintage L                 1.90%   0.15%    0.15%                                      2.20%

Separate Account Charge 2.25%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%             0.40%                             2.25%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                                      2.25%
                                         Portfolio Architect 3     1.70%   0.15%             0.40%                             2.25%
                                    D    Portfolio Architect L     1.60%   0.15%                                       0.50%   2.25%
                                    D    Portfolio Architect L     1.60%   0.15%                      0.50%                    2.25%
                                    SU   Portfolio Architect L     1.70%   0.15%             0.40%                             2.25%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%                                      2.25%
                                         Vintage 3                 1.70%   0.15%             0.40%                             2.25%
                                    R    Vintage II                1.40%   0.15%    0.20%             0.50%                    2.25%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%    0.40%                             2.25%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                      0.25%           2.25%
                                    SU   Vintage L                 1.70%   0.15%             0.40%                             2.25%

Separate Account Charge 2.30%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                               0.25%           2.30%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%                      0.25%           2.30%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Portfolio Architect L     1.90%   0.15%                               0.25%           2.30%
                                         Vintage 3                 1.70%   0.15%    0.20%                      0.25%           2.30%
                                    R    Vintage L                 1.90%   0.15%                               0.25%           2.30%

Separate Account Charge 2.35%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%                      0.50%                    2.35%
                                    SU   Pioneer AnnuiStar Flex    1.70%   0.15%                                       0.50%   2.35%
                                         Portfolio Architect 3     1.70%   0.15%                      0.50%                    2.35%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%    0.40%                             2.35%
                                    SU   Portfolio Architect L     1.70%   0.15%                                       0.50%   2.35%
                                    SU   Portfolio Architect L     1.70%   0.15%                      0.50%                    2.35%
                                         Vintage 3                 1.70%   0.15%                      0.50%                    2.35%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%             0.50%                    2.35%
                                    R    Vintage II (Series II)    1.55%   0.15%    0.15%                              0.50%   2.35%
                                    SU   Vintage L                 1.70%   0.15%                      0.50%                    2.35%
                                    SU   Vintage L                 1.70%   0.15%                                       0.50%   2.35%

Separate Account Charge 2.40%       SU   Vintage L                 1.70%   0.15%    0.15%    0.40%                             2.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                   -----------------------------------------------------------------
                                                                                       Optional Features
                                                                                   -----------------------------------------
                                   Dth                                                                                         Total
   Separate Account Charge (1)     Ben   Product                    M&E     ADM      ESP    GMWB I   GMWB II  GMWB III  GMAB  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.45%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%             0.40%                             2.45%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%    0.40%                             2.45%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%             0.50%                    2.45%
                                    D    Portfolio Architect L     1.60%   0.15%    0.20%                              0.50%   2.45%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Portfolio Architect L     1.90%   0.15%             0.40%                             2.45%
                                         Vintage 3                 1.70%   0.15%    0.20%    0.40%                             2.45%
                                    R    Vintage L                 1.90%   0.15%             0.40%                             2.45%
                                    R    Vintage L                 1.90%   0.15%    0.15%                      0.25%           2.45%

Separate Account Charge 2.50%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                      0.25%           2.50%
                                    R    Portfilio Architect L     1.90%   0.15%    0.20%                      0.25%   0.50%   2.50%
                                    SU   Vintage L                 1.70%   0.15%    0.15%                                      2.50%
                                    SU   Vintage L                 1.70%   0.15%    0.15%             0.50%                    2.50%

Separate Account Charge 2.55%       SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%             0.50%                    2.55%
                                    SU   Pioneer AnnuiStar Flex    1.70%   0.15%    0.20%                              0.50%   2.55%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                      0.50%                    2.55%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%                                       0.50%   2.55%
                                         Portfolio Architect 3     1.70%   0.15%    0.20%             0.50%                    2.55%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%                              0.50%   2.55%
                                    SU   Portfolio Architect L     1.70%   0.15%    0.20%             0.50%                    2.55%
                                    R    Portfolio Architect L     1.90%   0.15%                                       0.50%   2.55%
                                    R    Portfolio Architect L     1.90%   0.15%                      0.50%                    2.55%
                                         Vintage 3                 1.70%   0.15%    0.20%             0.50%                    2.55%
                                    R    Vintage L                 1.90%   0.15%                      0.50%                    2.55%
                                    R    Vintage L                 1.90%   0.15%                                       0.50%   2.55%

Separate Account Charge 2.60%       R    Vintage L                 1.90%   0.15%    0.15%    0.40%                             2.60%

Separate Account Charge 2.65%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%    0.40%                             2.65%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%    0.40%                             2.65%

Separate Account Charge 2.70%       R    Vintage L                 1.90%   0.15%    0.15%                              0.50%   2.70%
                                    R    Vintage L                 1.90%   0.15%    0.15%             0.50%                    2.70%

Separate Account Charge 2.75%       R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%                              0.50%   2.75%
                                    R    Pioneer AnnuiStar Flex    1.90%   0.15%    0.20%             0.50%                    2.75%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%                              0.50%   2.75%
                                    R    Portfolio Architect L     1.90%   0.15%    0.20%             0.50%                    2.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                  WITHDRAWAL/SURRENDER CHARGES (AS A PERCENTAGE
PRODUCT                           OF THE AMOUNT WITHDRAWN)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF        PROCEEDS
                                                                               SHARES         VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.1%)
    Total (Cost $756,599)                                                        12,674   $    992,098   $    493,874   $    164,636
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $146,799)                                                        14,829        148,887        125,009         53,685
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $106,785)                                                         6,226        107,089        192,792        100,435
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.1%)
    Total (Cost $1,401,370)                                                   1,401,370      1,401,370      3,454,946      4,027,373
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $238,577)                 11,248        274,799         93,356         17,494
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $289,963)                  22,920        309,881         52,852         10,990
  AIM V.I. Premier Equity Fund - Series I (Cost $895,354)                        48,279      1,077,578         64,384        347,906
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,423,894)                                                      82,447      1,662,258        210,592        376,390
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $4,151,600)                                                           210,092      5,178,762        636,189        562,052
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $8,288,064)                                                           265,085      7,035,361        237,002      1,215,310
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,439,664)                                                    475,177     12,214,123        873,191      1,777,362
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (19.5%)
  Global Growth Fund - Class 2 Shares (Cost $27,691,978)                      1,800,377     35,143,365      4,336,618      3,102,698
  Growth Fund - Class 2 Shares (Cost $81,300,333)                             1,722,803    101,610,918      8,723,568      5,178,230
  Growth-Income Fund - Class 2 Shares (Cost $84,828,273)                      2,668,941    101,740,037      8,875,290      7,038,217
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $193,820,584)                                                 6,192,121    238,494,320     21,935,476     15,319,145
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $47,879)                                                          5,781         97,229          1,501         86,435
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,276,035)                                                     154,778      2,905,175        777,306        547,530
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.2%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $451,634)          14,128        524,275         43,697         23,673
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $1,117,625)                                                            34,049      1,496,777         44,128        274,300
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,569,259)                                                      48,177      2,021,052         87,825        297,973
                                                                           ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.4%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $1,804,374)             162,484      2,022,930        693,875        227,241
  Mercury Value Opportunities V.I. Fund - Class III (Cost $3,795,139)           459,265      2,741,809      2,338,812        204,635
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,599,513)                                                     621,749      4,764,739      3,032,687        431,876
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.5%)
  Franklin Income Securities Fund - Class II Shares (Cost $1,178,331)            76,091      1,165,710      1,281,799        102,985
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $973,113)                                                              57,606      1,027,695        602,086         33,177
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $9,896,326)                                                           566,364     11,531,178        231,002      2,027,523
  Mutual Shares Securities Fund - Class 2 Shares (Cost $15,793,873)           1,094,627     19,889,378      3,408,387      1,387,524
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $5,712,410)                                                           691,757      7,540,156      4,096,854      1,643,990
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $17,555,340)       1,428,649     22,315,496      3,642,903      1,530,482

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF        PROCEEDS
                                                                               SHARES         VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,847,163)           317,613   $  4,386,234   $  2,456,993   $    650,548
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $54,956,556)                                                  4,232,707     67,855,847     15,720,024      7,376,229
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (8.7%)
  Appreciation Portfolio (Cost $26,940,126)                                   1,308,898     31,714,588      1,154,160      3,215,945
  Diversified Strategic Income Portfolio (Cost $15,583,187)                   1,677,106     15,110,727      1,882,209      3,368,160
  Equity Index Portfolio - Class II Shares (Cost $11,990,714)                   456,420     13,875,182        702,886      2,603,342
  Fundamental Value Portfolio (Cost $40,320,417)                              2,125,051     43,839,795      4,713,423      6,020,748
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $685,513)                                                              35,851        836,406         98,013         54,150
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $621,670)                                                              31,314        722,733        112,005         28,622
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $69,793)                                                               16,852         85,442          1,528          3,913
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $96,211,420)                                                  5,651,492    106,184,873      8,664,224     15,294,880
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.4%)
  Balanced Portfolio - Service Shares (Cost $1,201,906)                          51,919      1,382,083         89,777        101,176
  Global Life Sciences Portfolio - Service Shares (Cost $43,346)                  6,916         61,133             64          3,756
  Global Technology Portfolio - Service Shares (Cost $99,564)                    31,114        123,212          9,570         80,226
  Mid Cap Growth Portfolio - Service Shares (Cost $3,223,272)                   117,322      3,333,108        221,782        447,315
  Worldwide Growth Portfolio - Service Shares (Cost $229,429)                     9,472        262,939         13,734         41,103
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,797,517)                                                     216,743      5,162,475        334,927        673,576
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.3%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,951,680)                                                     195,653      3,191,096        934,324        494,059
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (2.5%)
  Growth and Income Portfolio (Cost $11,345,893)                                461,913     12,083,654      2,221,497        980,966
  Mid-Cap Value Portfolio (Cost $15,915,936)                                    865,841     18,260,592      5,415,162        787,166
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $27,261,829)                                                  1,327,754     30,344,246      7,636,659      1,768,132
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $129,444)                                                               3,713        141,948         16,885          2,737
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $312,789)         11,795        391,117        102,032         17,909
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $55,864)                 2,710         58,618         62,224          8,608
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $498,097)                                                        18,218        591,683        181,141         29,254
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (6.5%)
  Real Return Portfolio - Administrative Class (Cost $14,971,732)             1,184,014     15,025,136      4,258,157      2,738,847
  Total Return Portfolio - Administrative Class (Cost $64,657,237)            6,274,724     64,253,175      8,052,534      9,336,785
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $79,628,969)                                                  7,458,738     79,278,311     12,310,691     12,075,632
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (0.5%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $271,225)         26,897        264,935        109,001         57,527
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $92,872)                 6,544         95,997         29,908          2,306
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $132,191)           12,983        142,678        133,562          1,449
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $123,320)                                                               6,815        189,735         54,140         21,657
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $783,899)          40,454        864,502        251,182         85,085
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $14,707)                   1,714         19,202             88            339
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $484,590)                   25,256        542,753        151,972         26,617
  Pioneer Global High Yield VCT Portfolio - Class II Shares
    (Cost $14,033)                                                                1,411         14,141         14,172            140
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $21,257)            1,770         23,360            734            520
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,101,231)           98,039      1,066,667        440,340        101,582
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
    Shares (Cost $87,040)                                                         8,159         89,584         87,768            731

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $101,080)                                                               9,661   $    104,142   $    101,490   $        419
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
    Shares (Cost $199,494)                                                       19,091        202,937        256,660         57,641
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $31,533)                                                                3,126         42,609          2,533          1,709
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $369,972)          15,814        390,931        278,390         34,074
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $365,985)                                                              34,476        413,021        198,332         12,798
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $182,617)                                                               7,897        206,039        145,731         27,834
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
    (Cost $77,193)                                                                7,198         81,839         61,028          2,098
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $249,338)        17,032        273,702        170,210          7,442
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $46,877)            4,078         47,751         21,384            706
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $1,057,219)                                                            96,699      1,040,478        474,420        154,181
  Pioneer Value VCT Portfolio - Class II Shares (Cost $367,349)                  28,647        398,763        134,890         18,587
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,175,022)                                                     473,761      6,515,766      3,117,935        615,442
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (1.0%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $172,019)              44,753        238,534          1,901        267,500
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $2,342,166)                                                           210,658      3,425,292        240,853        471,017
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $6,194,872)            370,137      8,487,244      1,754,824      1,281,422
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $8,709,057)                                                     625,548     12,151,070      1,997,578      2,019,939
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.2%)
  All Cap Fund - Class I (Cost $12,943,023)                                     892,429     15,483,639        635,700      4,805,565
  Investors Fund - Class I (Cost $11,176,267)                                   910,846     13,243,707      1,726,983      3,135,865
  Large Cap Growth Fund - Class I (Cost $413,319)                                36,694        452,066         33,260        186,045
  Salomon Brothers Variable All Cap Fund - Class II (Cost $1,746)                   105          1,821          1,772             27
  Small Cap Growth Fund - Class I (Cost $9,117,508)                             744,729     10,158,106      3,537,697      1,374,594
  Total Return Fund - Class II (Cost $103,618)                                    9,307        106,843         27,281          3,055
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $33,755,481)                                                  2,594,110     39,446,182      5,962,693      9,505,151
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.4%)
  Smith Barney Dividend Strategy Portfolio (Cost $2,180,459)                    261,715      2,274,302        203,044        540,130
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $2,314,161)                                                           218,835      2,818,596         51,096        209,948
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,494,620)                                                     480,550      5,092,898        254,140        750,078
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (18.2%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $95,413,401)                                                        7,168,929    109,254,476      7,095,458     15,363,189
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $72,576,778)                                                        5,942,718     79,929,552      5,621,449     12,313,997
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $20,505,378)                                                        1,440,470     23,292,404      4,533,042      2,925,912
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $9,351,412)                                                           705,002     10,314,174      1,417,344      2,030,451
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $197,846,969)                                                15,257,119    222,790,606     18,667,293     32,633,549
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (13.0%)
  AIM Capital Appreciation Portfolio (Cost $3,646,946)                          371,044      4,307,823        149,158        641,425
  Convertible Securities Portfolio (Cost $2,599,846)                            221,547      2,625,329      2,462,163      4,957,320
  Disciplined Mid Cap Stock Portfolio (Cost $925,243)                            57,906      1,271,609         86,479         74,484
  Equity Income Portfolio (Cost $13,677,630)                                    895,988     15,841,061      2,251,537      3,193,074
  Federated High Yield Portfolio (Cost $2,474,086)                              294,374      2,602,270        189,043        414,253
  Federated Stock Portfolio (Cost $149,848)                                      10,569        184,321         28,646          5,684
  Large Cap Portfolio (Cost $6,099,651)                                         432,683      6,550,824        506,827        693,427
  Managed Allocation Series: Aggressive Portfolio (Cost $440,865)                41,043        461,323        494,412         56,410
  Managed Allocation Series: Conservative Portfolio (Cost $359,291)              34,894        360,802        513,487        152,366
  Managed Allocation Series: Moderate Portfolio (Cost $1,973,569)               186,110      2,009,992      1,992,325         19,065
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $4,713,737)                                                           455,967      4,979,158      4,895,614        190,937
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $37,663)                                                                3,610         38,189         37,869            207

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio (Cost $2,849,532)                            300,087   $  3,042,885   $    215,381   $    495,585
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --          4,312      4,817,264
  MFS Mid Cap Growth Portfolio (Cost $5,415,176)                                739,270      5,980,694      4,939,050        594,789
  MFS Total Return Portfolio (Cost $65,949,932)                               4,117,628     67,693,808      8,131,843      6,197,716
  MFS Value Portfolio (Cost $2,312,159)                                         184,001      2,288,971      2,407,657        327,362
  Mondrian International Stock Portfolio (Cost $5,498,371)                      543,049      6,788,117      1,503,264        403,551
  Pioneer Fund Portfolio (Cost $1,344,266)                                      122,497      1,561,839        328,874        186,733
  Pioneer Mid Cap Value Portfolio (Cost $76,505)                                  7,174         77,340         77,132            632
  Pioneer Strategic Income Portfolio (Cost $1,879,971)                          198,228      1,849,467      1,998,499        412,768
  Strategic Equity Portfolio (Cost $9,910,424)                                  442,384      7,870,007        113,063      1,186,018
  Style Focus Series: Small Cap Growth Portfolio (Cost $33,674)                   3,108         35,181         34,545            946
  Style Focus Series: Small Cap Value Portfolio (Cost $31,577)                    2,853         31,928         31,685            109
  Travelers Managed Income Portfolio (Cost $17,801,665)                       1,518,115     16,744,810      1,304,389      4,326,424
  Travelers Quality Bond Portfolio (Cost $2,352,456)                            207,283      2,323,642        176,313        870,728
  U.S. Government Securities Portfolio (Cost $66,141)                             5,137         68,273         42,613         10,077
  Van Kampen Enterprise Portfolio (Cost $3,493,905)                             191,407      2,436,615        122,723        398,874
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $156,114,129)                                                11,587,956    160,026,278     35,038,903     30,628,228
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (13.5%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $5,145,202)        511,786      5,087,150      1,943,386      1,719,407
  Smith Barney Aggressive Growth Portfolio (Cost $54,964,660)                 4,543,949     67,568,517      2,864,833      6,482,324
  Smith Barney High Income Portfolio (Cost $25,335,931)                       3,376,374     24,073,550      3,743,830      5,821,037
  Smith Barney International All Cap Growth Portfolio (Cost $2,043,206)         206,466      2,952,459        397,470        442,869
  Smith Barney Large Cap Value Portfolio (Cost $7,798,050)                      435,429      8,233,958        176,545      1,216,527
  Smith Barney Large Capitalization Growth Portfolio (Cost $23,687,137)       1,723,634     26,026,877      1,192,844      4,754,764
  Smith Barney Mid Cap Core Portfolio (Cost $13,820,095)                      1,120,112     15,995,198      1,533,538      2,005,269
  Smith Barney Money Market Portfolio (Cost $15,323,025)                     15,323,025     15,323,025     11,037,355     13,517,712
  Social Awareness Stock Portfolio (Cost $0)                                         --             --         33,836         33,588
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $148,117,306)                                                27,240,775    165,260,734     22,923,637     35,993,497
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.9%)
  Comstock Portfolio - Class II Shares (Cost $3,891,508)                        348,906      4,762,563        779,331        868,999
  Emerging Growth Portfolio - Class I Shares (Cost $8,936,555)                  230,242      6,449,082         76,479      1,313,555
  Enterprise Portfolio - Class II Shares (Cost $95,971)                           7,993        116,694         13,511          2,025
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,924,034)                                                    587,141     11,328,339        869,321      2,184,579
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $7,282,408)                                                     692,252      7,504,015      3,687,933      1,362,124
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (3.2%)
  Contrafund(R) Portfolio - Service Class (Cost $11,342,958)                    493,141     15,252,852      2,953,883        986,173
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,779,031)                   122,732      3,766,648        657,072        586,698
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $269,002)                                                              44,625        382,885         89,801         38,042
  Mid Cap Portfolio - Service Class 2 (Cost $13,594,817)                        569,575     19,747,179      4,339,410      2,565,925
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $27,985,808)                                                  1,230,073     39,149,564      8,040,166      4,176,838
                                                                           ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005        693   1.287 - 1.615        992           -     1.30 - 2.45       0.69 - 17.95
                                          2004        450   1.111 - 1.385        524           -     1.75 - 2.45     (0.29) - 17.33
                                          2003        388   0.949 - 1.183        384        0.06     1.85 - 2.45      20.04 - 26.52
                                          2002        237   0.775 - 0.777        184        1.79     1.85 - 2.05   (11.40) - (6.17)

HIGH YIELD BOND TRUST                     2005        141   1.047 - 1.063        149        0.01     1.75 - 2.65      (1.49) - 3.04
                                          2004         70   1.061 - 1.075         75       13.02     1.75 - 2.65        2.91 - 7.69

MANAGED ASSETS TRUST                      2005         98   1.089 - 1.098        107        0.01     1.75 - 2.25        1.58 - 3.29
                                          2004         13   1.072 - 1.073         14        3.60     2.15 - 2.25        4.08 - 5.82

MONEY MARKET PORTFOLIO                    2005      1,433   0.973 - 0.993      1,404        2.80     1.75 - 2.75        0.30 - 1.12
                                          2004      2,027   0.969 - 0.980      1,976        1.03     1.75 - 2.45    (1.42) - (0.51)
                                          2003      2,368   0.982 - 0.986      2,332        0.77     1.85 - 2.45    (1.31) - (0.10)
                                          2002        990   0.995 - 0.996        986        0.74     1.85 - 2.05    (0.40) - (0.30)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                             2005        241   1.134 - 1.148        275           -     1.85 - 2.45        5.98 - 6.59
                                          2004        165   1.070 - 1.077        177           -     1.85 - 2.45        1.71 - 7.81

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                             2005        255   1.210 - 1.225        310        0.31     1.85 - 2.45        4.67 - 7.07
                                          2004        222   1.156 - 1.163        258        0.03     1.85 - 2.45       8.43 - 10.13

  AIM V.I. Premier Equity Fund -
    Series I                              2005      1,155   0.810 - 1.279      1,078        0.79     1.30 - 2.45        3.13 - 4.33
                                          2004      1,436   0.779 - 1.232      1,316        0.44     1.30 - 2.45        3.23 - 4.38
                                          2003      1,690   0.748 - 1.184      1,451        0.30     1.30 - 2.45      21.01 - 27.35
                                          2002      1,460   0.607 - 0.782      1,007        0.59     1.30 - 2.05  (31.70) - (25.57)
                                          2001        343   0.884 - 1.142        341        0.35     1.30 - 2.05     (10.43) - 2.42
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      4,081   1.101 - 1.403      5,178        1.27     1.30 - 2.55        2.06 - 4.46
                                          2004      4,009   1.107 - 1.365      4,932        0.74     1.30 - 2.45       6.74 - 10.64
                                          2003      3,401   1.016 - 1.248      3,779        0.77     1.30 - 2.45       1.63 - 35.78
                                          2002        702   0.785 - 0.788        552        0.05     1.30 - 2.05   (20.47) - (3.79)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005      8,370   0.749 - 1.383      7,035           -     1.30 - 2.45      12.11 - 22.02
                                          2004      9,558   0.663 - 1.224      7,096           -     1.30 - 2.45        5.70 - 6.88
                                          2003     10,240   0.621 - 1.150      6,897           -     1.30 - 2.45       3.61 - 30.83
                                          2002     11,167   0.511 - 0.803      5,997           -     1.30 - 2.05  (32.23) - (31.74)
                                          2001     12,139   0.751 - 1.183      9,240           -     1.30 - 2.05     (18.72) - 3.59
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     25,193   1.116 - 1.649     35,142        0.67     1.30 - 2.65       9.63 - 12.72
                                          2004     23,987   1.022 - 1.473     29,725        0.44     1.30 - 2.65       7.74 - 12.01
                                          2003     19,299   0.914 - 1.322     20,561        0.39     1.30 - 2.60       5.52 - 41.36
                                          2002     13,460   0.686 - 0.995      9,782        0.91     1.30 - 2.05     (16.34) - 0.80
                                          2001     11,365   0.817 - 1.188      9,408        0.71     1.30 - 2.05    (15.51) - 11.44

  Growth Fund - Class 2 Shares            2005     69,340   1.097 - 1.633    101,606        0.71     1.30 - 2.70       5.15 - 15.38
                                          2004     65,927   0.961 - 1.429     84,437        0.19     1.30 - 2.65       6.86 - 12.32
                                          2003     49,144   0.869 - 1.292     55,477        0.15     1.30 - 2.60       4.54 - 43.44
                                          2002     25,489   0.647 - 0.918     19,272        0.03     1.30 - 2.05  (25.95) - (25.41)
                                          2001     19,783   0.871 - 1.238     19,531        0.48     1.30 - 2.05     (19.42) - 9.37

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AMERICAN FUNDS INSURANCE SERIES
(CONTINUED)
  Growth-Income Fund - Class 2 Shares     2005     74,386   1.039 - 1.428    101,735        1.34     1.30 - 2.70        2.05 - 4.43
                                          2004     72,845   1.064 - 1.372     95,895        0.96     1.30 - 2.65        4.84 - 9.58
                                          2003     56,026   0.999 - 1.265     67,614        1.37     1.30 - 2.60       6.41 - 37.73
                                          2002     27,289   0.768 - 0.916     24,585        1.12     1.30 - 2.05  (20.03) - (19.36)
                                          2001     17,284   0.957 - 1.143     19,305        1.88     1.30 - 2.05     (1.54) - 14.46
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005         56   1.717 - 2.084         97        0.84     1.85 - 2.45      24.87 - 25.64
                                          2004        108   1.370 - 1.669        150        0.29     1.85 - 2.45      21.91 - 22.62
                                          2003        114   1.119 - 1.369        128           -     1.85 - 2.45      40.05 - 41.57
                                          2002         54   0.799 - 0.801         43        0.30     1.85 - 2.05   (13.50) - (1.48)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      1,679   1.083 - 1.798      2,905        1.88     1.30 - 2.65     (3.39) - 13.80
                                          2004      1,634   1.459 - 1.696      2,696        1.88     1.75 - 2.65      23.05 - 28.92
                                          2003      1,243   1.250 - 1.319      1,588        1.47     1.85 - 2.45       6.11 - 34.94
                                          2002        423   0.952 - 0.953        403           -     1.85 - 2.05    (8.89) - (4.13)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005        465   0.997 - 1.209        524        0.02     1.75 - 2.65        1.67 - 2.64
                                          2004        439   0.975 - 1.184        482        1.79     1.75 - 2.65        1.52 - 3.15
                                          2003        418   0.948 - 1.151        425        1.89     1.85 - 2.45       5.31 - 20.80
                                          2002        136           0.799        109        2.20            1.85             (4.54)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      1,250   1.096 - 1.420      1,497           -     1.75 - 2.65        0.63 - 3.94
                                          2004      1,434   1.057 - 1.371      1,639        0.21     1.75 - 2.65        6.88 - 9.36
                                          2003      1,135   0.969 - 1.258      1,175        0.04     1.85 - 2.45       2.28 - 33.87
                                          2002        460   0.751 - 0.752        346        0.03     1.85 - 2.05  (19.49) - (10.91)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005      1,563   1.280 - 1.318      2,023        2.58     1.30 - 2.65       7.29 - 11.51
                                          2004      1,177   1.193 - 1.208      1,412        6.61     1.55 - 2.65       1.77 - 12.10
                                          2003         22   1.073 - 1.074         24       11.14     1.85 - 2.45        0.00 - 7.73
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005      2,119   1.200 - 1.315      2,742        0.82     1.30 - 2.65       7.30 - 16.53
                                          2004      1,201   1.118 - 1.210      1,438           -     1.30 - 2.65       5.27 - 13.73
                                          2003         10   1.066 - 1.067         11        0.22     2.25 - 2.45        0.47 - 5.02
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005      1,130   1.028 - 1.036      1,166        1.14     1.30 - 2.45      (3.63) - 5.18
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                 2005        912   1.080 - 1.143      1,028        1.00     1.85 - 2.55        0.89 - 3.05
                                          2004        386   1.118 - 1.125        432        0.53     1.85 - 2.45        5.17 - 9.12
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005      9,720   0.895 - 1.476     11,531           -     1.30 - 2.75        2.09 - 5.75
                                          2004     11,189   0.868 - 1.433     12,822           -     1.30 - 2.60       8.66 - 13.37
                                          2003      9,766   0.790 - 1.307      9,781           -     1.30 - 2.60       3.66 - 46.36
                                          2002      6,103   0.585 - 0.859      3,772        0.25     1.30 - 2.05  (30.15) - (29.63)
                                          2001      4,786   0.833 - 1.228      4,016        0.38     1.30 - 2.05    (16.53) - 15.53

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005     14,278   1.079 - 1.473     19,888        0.90     1.30 - 2.70        5.78 - 9.23
                                          2004     12,665   1.138 - 1.355     16,195        0.77     1.30 - 2.65       8.64 - 11.21
                                          2003      8,301   1.031 - 1.223      9,560        0.85     1.30 - 2.60       7.62 - 28.23
                                          2002        976   0.841 - 0.845        822        0.03     1.30 - 2.05   (15.72) - (3.10)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      3,432   1.562 - 2.244      7,540        1.23     1.30 - 2.70       6.25 - 25.78
                                          2004      2,146   1.260 - 1.784      3,774        1.66     1.30 - 2.65       3.04 - 25.57
                                          2003        752   1.261 - 1.449      1,083        0.13     1.30 - 2.45       3.87 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     15,565   1.071 - 1.623     22,314        1.18     1.30 - 2.60       7.31 - 11.77
                                          2004     13,846   1.079 - 1.498     18,336        1.07     1.30 - 2.60       2.39 - 16.90
                                          2003      9,571   0.925 - 1.285     10,510        1.68     1.30 - 2.60       6.25 - 43.08
                                          2002      5,263   0.710 - 0.907      3,935        1.58     1.30 - 2.05  (20.28) - (19.64)
                                          2001      4,357   0.886 - 1.134      3,895        2.86     1.30 - 2.05     (17.27) - 3.28
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,099   1.187 - 1.549      4,386        1.10     1.30 - 2.60        3.62 - 7.52
                                          2004      1,769   1.160 - 1.444      2,283        1.13     1.30 - 2.60       2.08 - 15.69
                                          2003        507   1.020 - 1.263        550        1.43     1.75 - 2.45       1.18 - 32.15
                                          2002        149   0.788 - 0.789        117           -     1.85 - 2.05    (6.08) - (5.05)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     26,702   1.019 - 1.312     31,713        0.83     1.30 - 2.60        1.60 - 2.96
                                          2004     28,234   0.994 - 1.280     32,703        1.19     1.30 - 2.60        4.12 - 7.39
                                          2003     24,386   0.930 - 1.196     26,061        0.88     1.30 - 2.60       3.33 - 30.14
                                          2002     12,922   0.760 - 0.920     10,564        1.71     1.30 - 2.05  (19.19) - (18.17)
                                          2001      7,414   0.937 - 1.137      7,265        1.26     1.30 - 2.05      (5.47) - 2.99

  Diversified Strategic Income Portfolio  2005     12,591   1.097 - 1.257     15,110        5.19     1.30 - 2.60        0.00 - 1.21
                                          2004     14,278   1.097 - 1.242     17,036        5.29     1.30 - 2.60        2.90 - 5.94
                                          2003     11,488   1.055 - 1.178     13,157        7.81     1.30 - 2.60       1.47 - 10.30
                                          2002      5,981   1.025 - 1.068      6,350       10.31     1.30 - 2.05        2.77 - 3.49
                                          2001      4,971   0.995 - 1.032      5,112        8.80     1.30 - 2.05      (0.20) - 1.78

  Equity Index Portfolio - Class II
    Shares                                2005     12,248   0.880 - 1.349     13,874        1.17     1.30 - 2.60        1.57 - 6.87
                                          2004     13,983   0.857 - 1.316     15,369        1.41     1.30 - 2.60        4.06 - 8.90
                                          2003     11,969   0.790 - 1.214     11,956        1.43     1.30 - 2.60       5.41 - 32.75
                                          2002      6,316   0.628 - 0.870      4,244        2.01     1.30 - 2.05  (23.75) - (21.47)
                                          2001      5,015   0.822 - 1.141      4,154        0.68     1.30 - 1.85     (13.66) - 5.55

  Fundamental Value Portfolio             2005     32,161   1.056 - 1.443     43,838        0.92     1.30 - 2.60        2.11 - 3.44
                                          2004     34,836   1.025 - 1.401     46,065        0.70     1.30 - 2.60      (0.64) - 6.85
                                          2003     29,652   0.964 - 1.316     36,658        0.78     1.30 - 2.60       6.17 - 47.26
                                          2002     19,474   0.708 - 0.906     17,252        1.19     1.30 - 2.05  (22.87) - (22.29)
                                          2001     12,058   0.915 - 1.173     13,803        0.72     1.30 - 2.05      (6.75) - 9.63
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005        581   1.192 - 1.502        836           -     1.75 - 2.45       7.24 - 13.25
                                          2004        537   1.107 - 1.390        716           -     1.75 - 2.45        3.53 - 7.12
                                          2003        292   1.035 - 1.302        366           -     1.85 - 2.45       6.46 - 37.62
                                          2002          3           0.755          2           -            1.85             (2.83)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares         2005        600   1.124 - 1.215        723           -     1.85 - 2.55        6.95 - 7.71
                                          2004        510   1.121 - 1.130        573           -     1.75 - 2.45        1.82 - 6.91
                                          2003         13           1.057         13           -            1.75               2.03
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005         68   1.095 - 1.326         85        0.37     1.85 - 2.45        1.15 - 1.66
                                          2004         69   1.079 - 1.307         85        0.96     1.85 - 2.45        3.08 - 6.48
                                          2003         68   1.016 - 1.231         77        0.59     1.85 - 2.45       1.74 - 32.51
                                          2002         16           0.798         13        0.10            1.85               5.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      1,138   1.135 - 1.236      1,382        2.09     1.75 - 2.45        5.06 - 5.81
                                          2004      1,147   1.076 - 1.173      1,321        2.33     1.75 - 2.45        5.24 - 6.29
                                          2003        946   1.015 - 1.106      1,024        2.95     1.85 - 2.45       2.69 - 12.76
                                          2002        197   0.911 - 0.912        180        2.89     1.85 - 2.05    (1.19) - (1.08)
  Global Life Sciences Portfolio -
    Service Shares                        2005         44   1.125 - 1.496         61           -     1.85 - 2.45       9.66 - 10.29
                                          2004         46   1.020 - 1.362         58           -     1.85 - 2.45      11.42 - 12.09
                                          2003         50   0.910 - 1.219         57           -     1.85 - 2.45      11.53 - 23.98
                                          2002          2           0.734          2           -            1.85             (5.05)

  Global Technology Portfolio -
    Service Shares                        2005        103   0.962 - 1.462        123           -     1.85 - 2.45       8.91 - 18.00
                                          2004        187   0.880 - 1.330        184           -     1.85 - 2.45    (1.93) - (1.34)
                                          2003        180   0.894 - 1.352        176           -     1.85 - 2.45      19.84 - 43.75
                                          2002         10           0.624          6           -            1.85             (5.02)

  Mid Cap Growth Portfolio -
    Service Shares                        2005      4,871   0.492 - 1.699      3,333           -     1.30 - 2.45       4.85 - 10.64
                                          2004      5,338   0.446 - 1.543      3,208           -     1.30 - 2.45      17.57 - 19.00
                                          2003      5,777   0.376 - 1.302      2,757           -     1.30 - 2.45       3.44 - 35.60
                                          2002      5,698   0.283 - 0.817      1,756           -     1.30 - 2.05  (29.62) - (29.10)
                                          2001      6,171   0.400 - 1.158      2,539           -     1.30 - 2.05     (40.56) - 5.75

  Worldwide Growth Portfolio -
    Service Shares                        2005        224   0.947 - 1.254        263        1.22     1.85 - 2.45        2.99 - 3.69
                                          2004        253   0.916 - 1.213        280        0.79     1.85 - 2.45        0.58 - 2.56
                                          2003        307   0.894 - 1.185        338        0.94     1.85 - 2.45      21.14 - 27.83
                                          2002        119   0.738 - 0.739         88        0.39     1.85 - 2.05    (2.64) - (1.07)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      2,129   1.140 - 1.556      3,191           -     1.30 - 2.55        1.28 - 7.49
                                          2004      1,917   1.125 - 1.516      2,845           -     1.30 - 2.55       0.81 - 13.39
                                          2003        675   1.326 - 1.337        897           -     1.30 - 2.45       2.31 - 30.45
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      8,792   1.106 - 1.411     12,083        0.99     1.30 - 2.65        0.56 - 5.33
                                          2004      8,276   1.248 - 1.385     11,267        1.10     1.30 - 2.65       7.65 - 14.37
                                          2003      3,560   1.138 - 1.245      4,404        1.33     1.30 - 2.60       5.47 - 23.29

  Mid-Cap Value Portfolio                 2005     11,345   1.220 - 1.649     18,260        0.48     1.30 - 2.70        1.92 - 6.99
                                          2004      8,801   1.159 - 1.543     13,372        0.40     1.30 - 2.65       2.66 - 22.46
                                          2003      3,702   1.153 - 1.260      4,635        1.13     1.30 - 2.60       3.50 - 24.26
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares              2005        126   1.069 - 1.134        142        0.71     1.85 - 2.55        2.46 - 3.00
                                          2004        111   1.097 - 1.101        122        0.03     1.85 - 2.25       3.00 - 10.56
  Oppenheimer Global Securities Fund/VA
    - Service Shares                      2005        280   1.299 - 1.412        391        0.78     1.85 - 2.55       5.78 - 17.59
                                          2004        209   1.253 - 1.261        263        0.08     1.85 - 2.45      12.25 - 22.97
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         53   1.106 - 1.113         59        0.31     1.75 - 2.15        3.56 - 7.05
                                          2004          2           1.068          2           -            2.15               8.32
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005     13,461   1.061 - 1.136     15,024        2.78     1.30 - 2.65      (0.63) - 0.80
                                          2004     12,333   1.066 - 1.127     13,747        1.04     1.30 - 2.65        5.21 - 7.44
                                          2003      5,346   1.041 - 1.049      5,580        0.50     1.30 - 2.60      (1.13) - 5.12

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
(CONTINUED)
  Total Return Portfolio -
    Administrative Class                  2005     57,303   1.039 - 1.231     64,250        3.40     1.30 - 2.70      (1.14) - 1.07
                                          2004     59,889   1.043 - 1.218     67,209        1.89     1.30 - 2.65        1.55 - 3.57
                                          2003     51,348   1.022 - 1.176     56,496        2.78     1.30 - 2.60      (1.14) - 3.70
                                          2002     23,265   1.071 - 1.134     25,547        4.05     1.30 - 2.05        6.89 - 7.90
                                          2001      3,499   1.002 - 1.054      3,651        2.60     1.30 - 2.05      (1.09) - 5.72
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                       2005        263   1.000 - 1.020        265        4.45     1.85 - 2.75    (1.07) - (0.10)
                                          2004        218   1.007 - 1.014        220        4.04     1.85 - 2.45      (0.89) - 1.00
  Pioneer Balanced VCT Portfolio - Class
    II Shares                             2005         89   1.036 - 1.080         96        1.76     1.85 - 2.55        1.14 - 1.79
                                          2004         63   1.054 - 1.061         67        1.74     1.85 - 2.45        0.95 - 4.25
  Pioneer Cullen Value VCT Portfolio -
    Class II Shares                       2005        130   1.092 - 1.097        143           -     2.10 - 2.75       4.78 - 10.71
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                     2005        108   1.731 - 1.771        190        0.49     1.85 - 2.75      28.99 - 35.09
                                          2004         80   1.302 - 1.311        104        0.36     1.85 - 2.45      11.00 - 24.62
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                       2005        700   1.156 - 1.255        864        2.18     1.85 - 2.55      (0.52) - 4.28
                                          2004        560   1.204 - 1.212        676        2.11     1.85 - 2.45      10.56 - 15.10

  Pioneer Europe VCT Portfolio - Class
    II Shares                             2005         14           1.344         19        0.48            1.85               5.83
                                          2004         14           1.270         18           -            1.85              20.95

  Pioneer Fund VCT Portfolio - Class
    II Shares                             2005        458   1.178 - 1.195        543        1.13     1.85 - 2.45        3.42 - 4.09
                                          2004        343   1.139 - 1.148        392        1.18     1.75 - 2.45       7.30 - 10.42
                                          2003         13           1.053         13           -            1.75               1.64
  Pioneer Global High Yield VCT
    Portfolio - Class II Shares           2005         14   1.039 - 1.045         14        3.60     1.85 - 2.75        1.75 - 2.87
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                       2005         22   1.075 - 1.087         23        0.59     2.25 - 2.55        0.09 - 0.93
                                          2004         21   1.068 - 1.070         23           -     2.25 - 2.45       2.39 - 11.02
  Pioneer High Yield VCT Portfolio -
    Class II Shares                       2005        990   1.069 - 1.084      1,067        5.23     1.85 - 2.55    (0.74) - (0.09)
                                          2004        733   1.077 - 1.085        792        5.03     1.75 - 2.45        2.87 - 5.85
                                          2003         13           1.025         13        0.14            1.75               0.39
  Pioneer Ibbotson Aggressive Allocation
    VCT Portfolio - Class II Shares       2005         83   1.083 - 1.084         90           -     2.10 - 2.35      (0.46) - 2.56
  Pioneer Ibbotson Growth Allocation VCT
    Portfolio - Class II Shares           2005         98   1.065 - 1.069        104           -     2.10 - 2.75        2.99 - 3.10
  Pioneer Ibbotson Moderate Allocation
    VCT Portfolio - Class II Shares       2005        194   1.044 - 1.049        203           -     1.85 - 2.75        0.00 - 4.50
  Pioneer International Value VCT
    Portfolio - Class II Shares           2005         30   1.309 - 1.425         43        0.06     2.25 - 2.75      12.65 - 17.82
                                          2004         29           1.265         36        0.41            2.25              15.74
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005        304   1.195 - 1.328        391        0.18     1.85 - 2.75      (0.50) - 6.62
                                          2004        114   1.249 - 1.257        143        0.30     1.85 - 2.45      12.61 - 19.64
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares           2005        357   1.124 - 1.161        413        0.15     1.85 - 2.75       5.79 - 12.41
                                          2004        177   1.089 - 1.093        193           -     1.85 - 2.25       4.81 - 12.59

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares           2005        134   1.463 - 1.565        206        3.46     1.85 - 2.55       3.83 - 12.75
                                          2004         54   1.378 - 1.388         74        3.27     1.85 - 2.45      20.88 - 22.18
  Pioneer Small and Mid Cap Growth VCT
    Portfolio - Class II                  2005         75   1.090 - 1.100         82           -     1.85 - 2.35        2.16 - 6.31
                                          2004         18   1.067 - 1.071         19           -     1.85 - 2.35        2.59 - 5.75
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                     2005        204   1.249 - 1.363        274           -     1.85 - 2.55        2.97 - 9.04
                                          2004         81   1.242 - 1.250        101           -     1.85 - 2.45      13.47 - 20.23
  Pioneer Small Company VCT Portfolio -
    Class II Shares                       2005         42   1.137 - 1.152         48           -     1.85 - 2.45    (0.79) - (0.17)
                                          2004         25   1.146 - 1.154         29           -     1.85 - 2.45       6.36 - 15.71
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                     2005        942   1.093 - 1.112      1,040        5.57     1.85 - 2.75      (0.81) - 1.75
                                          2004        692   1.098 - 1.105        762        5.00     1.85 - 2.45        5.37 - 6.47

  Pioneer Value VCT Portfolio - Class II
    Shares                                2005        340   1.107 - 1.193        399        0.08     1.85 - 2.55      (0.81) - 2.76
                                          2004        233   1.153 - 1.161        269        0.03     1.85 - 2.45        4.42 - 8.24
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        229   0.811 - 1.387        239           -     1.30 - 2.25        4.84 - 5.94
                                          2004        461   0.768 - 1.315        494           -     1.30 - 2.25        5.17 - 6.18
                                          2003        502   0.725 - 1.244        499           -     1.30 - 2.25      23.70 - 30.36
                                          2002        341   0.558 - 0.853        248           -     1.30 - 2.05   (30.82) - (5.13)
                                          2001         95   0.805 - 1.233         84           -     1.30 - 1.85    (12.68) - 22.90
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      2,421   1.111 - 1.584      3,425        1.47     1.30 - 2.45       9.48 - 10.85
                                          2004      2,574   1.005 - 1.436      3,323        1.49     1.30 - 2.45       7.08 - 14.92
                                          2003      2,562   0.879 - 1.257      2,895        0.55     1.30 - 2.45      22.80 - 37.98
                                          2002        956   0.694 - 0.919        779        0.46     1.30 - 2.05  (19.35) - (18.76)
                                          2001        227   0.856 - 1.138        211           -     1.30 - 2.05     (13.87) - 3.82
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      4,709   1.243 - 1.877      8,487        0.18     1.30 - 2.60        4.28 - 7.93
                                          2004      4,591   1.507 - 1.783      7,923        0.35     1.30 - 2.60      22.93 - 24.58
                                          2003      3,941   1.215 - 1.439      5,469        0.25     1.30 - 2.60       9.22 - 54.65
                                          2002      1,943   0.826 - 0.980      1,806        0.17     1.30 - 2.05   (26.77) - (1.43)
                                          2001        436   1.087 - 1.221        490           -     1.30 - 2.05      (0.81) - 7.77
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     11,738   1.029 - 1.430     15,483        0.78     1.30 - 2.60        1.38 - 2.74
                                          2004     14,833   1.006 - 1.397     19,251        0.60     1.30 - 2.60        0.57 - 6.90
                                          2003     11,797   0.946 - 1.312     14,207        0.30     1.30 - 2.45       6.26 - 44.49
                                          2002      8,600   0.692 - 0.897      7,453        0.50     1.30 - 2.05  (26.62) - (25.99)
                                          2001      4,827   0.940 - 1.212      5,776        1.16     1.30 - 2.05      (3.59) - 6.62

  Investors Fund - Class I                2005     10,081   1.038 - 1.418     13,243        1.15     1.30 - 2.60        3.82 - 5.12
                                          2004     11,119   0.991 - 1.353     13,956        1.72     1.30 - 2.60        6.95 - 9.58
                                          2003      7,848   0.914 - 1.247      8,915        1.78     1.30 - 2.45       3.71 - 37.38
                                          2002      4,823   0.703 - 0.856      4,029        1.33     1.30 - 2.05  (24.62) - (24.10)
                                          2001      3,246   0.929 - 1.134      3,558        1.36     1.30 - 2.05     (5.65) - 17.70

  Large Cap Growth Fund - Class I         2005        363   1.145 - 1.377        452        0.02     1.75 - 2.65        2.47 - 3.39
                                          2004        495   1.111 - 1.337        585        0.20     1.75 - 2.65    (4.52) - (1.33)
                                          2003        162   1.128 - 1.359        194        0.03     1.85 - 2.45       3.03 - 41.85
                                          2002         19   0.797 - 0.798         15           -     1.85 - 2.05      (4.44) - 5.70

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CONTINUED)
  Salomon Brothers Variable All Cap Fund
    - Class II                            2005          2           1.061          2        0.61            2.75               3.51

  Small Cap Growth Fund - Class I         2005      6,709   1.021 - 1.657     10,158           -     1.30 - 2.60       2.24 - 13.20
                                          2004      5,790   0.990 - 1.607      8,374           -     1.30 - 2.60       7.76 - 13.58
                                          2003      4,247   0.875 - 1.420      5,231           -     1.30 - 2.60       5.38 - 56.04
                                          2002      1,701   0.598 - 0.805      1,330           -     1.30 - 2.05   (36.10) - (1.97)
                                          2001      1,107   0.933 - 1.255      1,332           -     1.30 - 2.05     (8.69) - 11.36

  Total Return Fund - Class II            2005         96   1.056 - 1.120        107        1.85     1.85 - 2.55        0.45 - 4.83
                                          2004         74   1.099 - 1.107         81        3.07     1.75 - 2.45        4.07 - 6.65
                                          2003         13           1.038         13        0.26            1.75               0.97
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005      2,154   0.791 - 1.166      2,274        1.92     1.30 - 2.60    (2.71) - (1.48)
                                          2004      2,494   0.805 - 1.188      2,665        1.00     1.30 - 2.60      (0.97) - 3.93
                                          2003      1,847   0.791 - 1.169      1,922        0.95     1.30 - 2.45       4.66 - 32.13
                                          2002        389   0.650 - 0.819        265        0.79     1.30 - 2.05  (27.39) - (10.81)
                                          2001        122   0.893 - 1.128        116           -     1.30 - 1.85     (13.55) - 5.22
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      2,459   0.903 - 1.340      2,818        0.12     1.30 - 2.45        3.80 - 4.94
                                          2004      2,573   0.863 - 1.282      2,814           -     1.30 - 2.45        0.32 - 1.63
                                          2003      2,325   0.852 - 1.267      2,499           -     1.30 - 2.45       3.43 - 40.78
                                          2002      1,350   0.644 - 0.861      1,005        0.08     1.30 - 2.05  (28.24) - (27.71)
                                          2001        221   0.894 - 1.198        198           -     1.30 - 2.05     (11.57) - 1.82
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005     80,428   1.062 - 1.506    109,248        0.35     1.30 - 2.70        0.95 - 8.01
                                          2004     86,831   1.170 - 1.450    114,555        0.37     1.30 - 2.60        1.47 - 5.30
                                          2003     51,100   1.126 - 1.377     64,837        0.12     1.30 - 2.60       1.71 - 34.84
                                          2002      1,294   1.060 - 1.062      1,371           -     1.30 - 2.05      (5.27) - 8.61
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     64,578   1.044 - 1.333     79,925        1.15     1.30 - 2.70        1.62 - 6.77
                                          2004     69,906   1.112 - 1.296     84,896        0.93     1.30 - 2.60        2.30 - 3.68
                                          2003     42,262   1.087 - 1.250     50,139        0.67     1.30 - 2.60       3.72 - 23.08
                                          2002      1,343   1.037 - 1.039      1,393           -     1.30 - 2.05      (1.80) - 6.13
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005     16,335   1.269 - 1.597     23,291        0.76     1.30 - 2.60       3.85 - 10.96
                                          2004     15,077   1.222 - 1.519     20,667        0.58     1.30 - 2.60        5.39 - 8.89
                                          2003      5,305   1.138 - 1.395      6,702        0.40     1.30 - 2.60       5.46 - 35.47
                                          2002        259   1.073 - 1.075        278           -     1.30 - 2.05      (6.36) - 3.07
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      7,888   1.175 - 1.467     10,314        0.59     1.30 - 2.60        0.86 - 2.23
                                          2004      8,334   1.165 - 1.435     10,741        0.94     1.30 - 2.60      (0.68) - 5.36
                                          2003      4,677   1.210 - 1.362      5,793        0.64     1.30 - 2.45       7.86 - 32.88
                                          2002        102   1.068 - 1.069        109           -     1.40 - 2.05      (4.39) - 0.09
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      4,118   0.925 - 1.376      4,308        0.22     1.30 - 2.60        5.95 - 7.34
                                          2004      4,534   0.864 - 1.287      4,465        0.14     1.30 - 2.60        0.85 - 5.44
                                          2003      3,968   0.824 - 1.229      3,587           -     1.30 - 2.60       1.66 - 31.32
                                          2002      3,141   0.647 - 0.901      2,083           -     1.30 - 2.05  (25.46) - (22.54)
                                          2001      2,139   0.863 - 1.206      1,854           -     1.30 - 2.05     (11.66) - 3.25

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      2,126   1.114 - 1.257      2,625        2.09     1.75 - 2.65    (2.28) - (1.40)
                                          2004      4,239   1.140 - 1.280      5,230        2.99     1.75 - 2.65        1.06 - 4.40
                                          2003      1,274   1.156 - 1.230      1,514        6.06     1.85 - 2.45       3.27 - 23.93
                                          2002        197   0.935 - 0.936        184       10.89     1.85 - 2.05      (4.00) - 2.63

  Disciplined Mid Cap Stock Portfolio     2005        896   1.304 - 1.604      1,272           -     1.75 - 2.65       9.50 - 10.47
                                          2004        878   1.184 - 1.458      1,132        0.31     1.75 - 2.65      12.37 - 14.30
                                          2003        655   1.038 - 1.279        735        0.46     1.85 - 2.45       2.32 - 39.82
                                          2002        112   0.792 - 0.793         89        0.81     1.85 - 2.05   (10.09) - (2.94)

  Equity Income Portfolio                 2005     12,058   1.132 - 1.372     15,840           -     1.30 - 2.65        1.74 - 5.53
                                          2004     12,702   1.102 - 1.335     16,268        1.43     1.30 - 2.65       4.50 - 11.99
                                          2003     10,494   1.021 - 1.236     12,393        1.29     1.30 - 2.60       5.21 - 40.78
                                          2002      4,706   0.792 - 0.955      4,123        1.31     1.30 - 2.05   (15.68) - (4.12)
                                          2001      2,860   1.001 - 1.130      2,878        1.47     1.30 - 2.05      (8.08) - 3.01

  Federated High Yield Portfolio          2005      2,005   1.169 - 1.309      2,602           -     1.75 - 2.65      (0.09) - 2.11
                                          2004      2,134   1.170 - 1.299      2,758        8.24     1.75 - 2.65        0.86 - 8.40
                                          2003      1,636   1.187 - 1.202      1,952       12.59     1.85 - 2.45       3.00 - 20.18
                                          2002        181   0.990 - 0.991        179       29.91     1.85 - 2.05        5.31 - 7.26

  Federated Stock Portfolio               2005        151   1.091 - 1.362        184           -     1.75 - 2.45        2.82 - 3.56
                                          2004        131   1.058 - 1.321        152        1.80     1.75 - 2.45        7.68 - 9.78
                                          2003         97   0.977 - 1.221         98        2.20     1.85 - 2.25      10.40 - 25.32
                                          2002         17           0.782         14        1.67            1.85             (0.76)

  Large Cap Portfolio                     2005      7,100   0.765 - 1.326      6,551           -     1.30 - 2.65        5.85 - 7.22
                                          2004      7,325   0.715 - 1.241      6,235        0.81     1.30 - 2.65       3.91 - 11.77
                                          2003      6,574   0.681 - 1.185      5,236        0.50     1.30 - 2.45       3.59 - 27.35
                                          2002      4,594   0.555 - 0.862      2,664        0.50     1.30 - 2.05  (24.36) - (23.77)
                                          2001      4,301   0.730 - 1.138      3,172        0.61     1.30 - 2.05     (18.62) - 4.50
  Managed Allocation Series:
    Aggressive Portfolio                  2005        417   1.103 - 1.108        461           -     1.80 - 2.55      (0.54) - 7.91
  Managed Allocation Series:
    Conservative Portfolio                2005        355   1.016 - 1.021        361        0.93     1.55 - 2.40        0.39 - 1.70

  Managed Allocation Series: Moderate
    Portfolio                             2005      1,911   1.050 - 1.056      2,010        1.08     1.30 - 2.35        1.74 - 5.10
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      4,588   1.081 - 1.090      4,979        0.56     1.30 - 2.60      (0.37) - 6.78
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005         37           1.027         38        0.77            2.35               1.68

  Mercury Large Cap Core Portfolio        2005      2,917   0.833 - 1.455      3,043           -     1.30 - 2.65       9.13 - 10.59
                                          2004      3,157   0.755 - 1.321      2,981        0.60     1.30 - 2.65       2.01 - 15.54
                                          2003      2,838   0.662 - 1.159      2,204        0.75     1.30 - 2.45       3.87 - 25.87
                                          2002      2,747   0.555 - 0.846      1,649        0.61     1.30 - 2.05  (26.67) - (26.09)
                                          2001      2,720   0.753 - 1.151      2,067        0.04     1.30 - 2.05    (23.63) - 19.34

  MFS Mid Cap Growth Portfolio            2005      6,273   0.830 - 1.492      5,980           -     1.30 - 2.70        0.55 - 8.80
                                          2004      1,259   0.822 - 1.459      1,293           -     1.75 - 2.45       8.22 - 12.06
                                          2003      1,052   0.736 - 1.306        912           -     1.85 - 2.45       1.87 - 37.37
                                          2002        227   0.548 - 0.549        125           -     1.85 - 2.05   (12.30) - (1.08)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Total Return Portfolio              2005     53,150   1.008 - 1.365     67,690        2.14     1.30 - 2.65        0.00 - 1.64
                                          2004     54,146   1.095 - 1.343     68,423        2.86     1.30 - 2.65        8.05 - 9.99
                                          2003     44,879   1.038 - 1.221     52,177        3.23     1.30 - 2.60       4.65 - 19.58
                                          2002     20,936   0.906 - 1.061     21,749        7.45     1.30 - 2.05    (7.22) - (6.52)
                                          2001     11,386   0.973 - 1.135     12,854        2.72     1.30 - 2.05      (1.57) - 3.54

  MFS Value Portfolio                     2005      1,959   1.158 - 1.180      2,289        2.00     1.30 - 2.45      (0.76) - 6.95
                                          2004        208   1.114 - 1.120        232        2.99     1.70 - 2.45       1.83 - 14.81

  Mondrian International Stock Portfolio  2005      4,680   1.290 - 1.551      6,788        0.05     1.30 - 2.45       5.31 - 11.11
                                          2004      3,759   1.202 - 1.441      5,100        2.04     1.30 - 2.45      10.28 - 14.34
                                          2003      1,903   1.060 - 1.266      2,230        5.52     1.30 - 2.45       3.77 - 26.22
                                          2002         46   0.842 - 0.843         39        2.21     1.85 - 2.05    (6.55) - (0.24)

  Pioneer Fund Portfolio                  2005      1,140   1.258 - 1.397      1,562           -     1.30 - 2.60        3.44 - 5.64
                                          2004      1,006   1.225 - 1.336      1,328        1.20     1.30 - 2.45        0.91 - 9.69
                                          2003        360   1.208 - 1.218        436        3.01     1.30 - 2.45       3.31 - 18.79

  Pioneer Mid Cap Value Portfolio         2005         75   1.035 - 1.041         77        0.33     1.40 - 2.35        0.10 - 6.55

  Pioneer Strategic Income Portfolio      2005      1,668   1.005 - 1.122      1,849        5.36     1.30 - 2.45        0.09 - 2.59
                                          2004        260   1.088 - 1.096        283       20.96     1.30 - 2.45       0.74 - 11.19

  Strategic Equity Portfolio              2005      9,470   0.723 - 1.374      7,870        0.59     1.30 - 2.60      (0.58) - 0.82
                                          2004     10,790   0.720 - 1.369      8,881        1.42     1.30 - 2.60        7.45 - 8.81
                                          2003     11,342   0.663 - 1.263      8,404           -     1.30 - 2.60       1.53 - 31.24
                                          2002     11,839   0.508 - 0.749      6,281        0.60     1.30 - 2.05  (34.93) - (34.49)
                                          2001     12,146   0.777 - 1.148      9,566        0.21     1.30 - 2.05    (14.71) - 10.40

  Style Focus Series: Small Cap Growth
    Portfolio                             2005         32   1.108 - 1.114         35           -     1.75 - 2.60       1.00 - 11.10

  Style Focus Series: Small Cap Value
    Portfolio                             2005         29   1.106 - 1.110         32        1.05     1.75 - 2.35       1.28 - 10.05

  Travelers Managed Income Portfolio      2005     15,088   1.021 - 1.223     16,744        3.38     1.30 - 2.45      (1.11) - 0.08
                                          2004     18,096   1.032 - 1.222     20,142        4.63     1.30 - 2.45      (0.48) - 2.86
                                          2003     17,342   1.028 - 1.204     19,275        4.83     1.30 - 2.45        0.19 - 7.02
                                          2002     10,172   0.981 - 1.125     10,922       12.00     1.30 - 2.05        0.10 - 0.90
                                          2001      7,005   0.980 - 1.115      7,758        4.88     1.30 - 2.05      (2.87) - 5.30

  Travelers Quality Bond Portfolio        2005      2,125   1.017 - 1.126      2,324           -     1.75 - 2.65    (1.07) - (0.09)
                                          2004      2,698   1.028 - 1.127      2,976        5.02     1.75 - 2.65        0.19 - 2.28
                                          2003      1,778   1.058 - 1.110      1,950        7.69     1.75 - 2.45      (0.09) - 5.02
                                          2002        565   1.054 - 1.055        597       10.29     1.85 - 2.05        3.13 - 3.94

  U.S. Government Securities Portfolio    2005         64   1.064 - 1.090         68           -     1.75 - 2.55      (0.19) - 2.77
                                          2004         32   1.045 - 1.071         33        2.35     1.75 - 2.55        4.06 - 6.20

  Van Kampen Enterprise Portfolio         2005      3,039   0.696 - 1.292      2,437        0.10     1.30 - 2.45        2.64 - 8.60
                                          2004      3,403   0.656 - 1.219      2,532        0.57     1.30 - 2.45      (0.70) - 2.48
                                          2003      3,359   0.641 - 1.193      2,350        0.17     1.30 - 2.45       9.33 - 27.94
                                          2002      3,316   0.519 - 0.828      1,776        0.73     1.30 - 2.05  (30.76) - (26.94)
                                          2001      3,805   0.746 - 1.193      2,870           -     1.30 - 2.05     (22.45) - 2.21

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      5,124   0.979 - 1.009      5,087        2.97     1.30 - 2.60      (0.31) - 1.10
                                          2004      4,939   0.982 - 0.998      4,896        1.71     1.30 - 2.60    (1.41) - (0.10)
                                          2003        561   0.996 - 1.000        560        0.65     1.30 - 2.60      (0.40) - 0.10

  Smith Barney Aggressive Growth
    Portfolio                             2005     48,566   0.946 - 1.492     67,565           -     1.30 - 2.60       8.81 - 10.21
                                          2004     50,711   0.862 - 1.359     64,062           -     1.30 - 2.60        1.92 - 8.57
                                          2003     41,866   0.798 - 1.258     48,504           -     1.30 - 2.60       4.12 - 39.78
                                          2002     24,219   0.604 - 0.870     20,422           -     1.30 - 2.05  (33.99) - (33.54)
                                          2001     17,363   0.912 - 1.309     22,416           -     1.30 - 2.05     (8.33) - 12.63

  Smith Barney High Income Portfolio      2005     18,520   1.085 - 1.384     24,072        7.59     1.30 - 2.60        0.00 - 1.97
                                          2004     21,164   1.134 - 1.372     27,423        8.78     1.30 - 2.60        0.08 - 9.02
                                          2003     18,563   1.043 - 1.263     22,024       11.23     1.30 - 2.60       0.46 - 25.81
                                          2002      5,344   0.830 - 0.985      4,647       27.71     1.30 - 2.05    (5.21) - (4.45)
                                          2001      3,763   0.872 - 1.037      3,304       11.71     1.30 - 2.05      (5.22) - 2.57
  Smith Barney International All Cap
    Growth Portfolio                      2005      3,461   0.719 - 1.572      2,952        1.45     1.30 - 2.45       9.01 - 10.27
                                          2004      3,639   0.654 - 1.432      2,736        0.95     1.30 - 2.45      15.01 - 16.34
                                          2003      3,772   0.563 - 1.235      2,412        0.96     1.30 - 2.45      14.93 - 32.61
                                          2002      8,011   0.449 - 0.853      4,559        1.27     1.30 - 2.05  (27.23) - (26.67)
                                          2001      4,380   0.613 - 1.169      2,698           -     1.30 - 2.05     (32.27) - 3.36

  Smith Barney Large Cap Value Portfolio  2005      7,715   0.948 - 1.385      8,234        1.55     1.30 - 2.45        3.99 - 5.06
                                          2004      8,722   0.906 - 1.322      8,890        1.88     1.30 - 2.45        7.96 - 9.29
                                          2003      9,385   0.833 - 1.216      8,757        1.79     1.30 - 2.45      10.68 - 40.26
                                          2002      9,123   0.664 - 0.806      6,658        4.15     1.30 - 2.05  (26.98) - (22.83)
                                          2001      7,887   0.906 - 1.101      7,709        1.38     1.30 - 2.05      (9.60) - 1.66
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     22,842   0.947 - 1.401     26,026        0.13     1.30 - 2.60       2.54 - 11.32
                                          2004     25,639   0.914 - 1.354     28,370        0.36     1.30 - 2.60      (4.25) - 2.20
                                          2003     25,838   0.925 - 1.373     28,800        0.03     1.30 - 2.60       2.47 - 51.84
                                          2002     15,605   0.637 - 0.872     10,353        0.35     1.30 - 2.05  (26.33) - (25.78)
                                          2001     15,426   0.860 - 1.181     13,424           -     1.30 - 2.05     (13.83) - 9.10

  Smith Barney Mid Cap Core Portfolio     2005     11,236   1.085 - 1.444     15,994        0.61     1.30 - 2.45        5.71 - 6.88
                                          2004     12,312   1.020 - 1.353     16,480           -     1.30 - 2.45       7.75 - 12.30
                                          2003     11,292   0.940 - 1.247     13,921           -     1.30 - 2.45       3.03 - 40.16
                                          2002      7,534   0.737 - 0.979      7,254        0.10     1.30 - 2.05  (20.78) - (20.15)
                                          2001      6,013   0.927 - 1.233      7,263           -     1.30 - 2.05    (11.40) - 12.91

  Smith Barney Money Market Portfolio     2005     15,086   0.969 - 1.082     15,322        2.75     1.30 - 2.45        0.31 - 1.50
                                          2004     17,620   0.966 - 1.066     17,818        0.82     1.30 - 2.45    (1.63) - (0.37)
                                          2003     23,357   0.978 - 1.070     23,854        0.66     1.30 - 2.45      (1.50) - 0.00
                                          2002     23,533   0.992 - 1.077     24,476        1.25     1.30 - 2.05    (0.80) - (0.09)
                                          2001     20,381   1.000 - 1.078     21,555        3.06     1.30 - 2.05      (0.10) - 2.37
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      3,546   1.028 - 1.461      4,762        0.96     1.75 - 2.65        1.38 - 4.37
                                          2004      3,714   1.127 - 1.433      4,863        0.69     1.75 - 2.65      13.09 - 15.26
                                          2003      2,528   0.979 - 1.247      2,788        0.43     1.85 - 2.45       1.55 - 31.02
                                          2002        760   0.764 - 0.766        582           -     1.85 - 2.05     (15.55) - 0.79

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
  Emerging Growth Portfolio - Class I
    Shares                                2005      7,611   0.749 - 1.342      6,449        0.28     1.30 - 2.60        5.17 - 6.48
                                          2004      9,178   0.704 - 1.264      7,243           -     1.30 - 2.60        3.29 - 8.69
                                          2003      9,929   0.668 - 1.201      7,282           -     1.30 - 2.60       0.33 - 28.77
                                          2002      9,507   0.533 - 0.752      5,180        0.36     1.30 - 2.05  (33.86) - (33.37)
                                          2001     10,747   0.802 - 1.134      8,712        0.10     1.30 - 2.05     (32.55) - 3.18

  Enterprise Portfolio - Class II Shares  2005        108   0.956 - 1.275        117        0.47     1.85 - 2.25        5.48 - 5.94
                                          2004         98   0.904 - 1.207         98        0.14     1.85 - 2.25        1.52 - 3.78
                                          2003         85   0.889 - 1.187         80        0.32     1.85 - 2.25       8.68 - 23.51
                                          2002         78           0.723         57           -            1.85             (8.25)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      5,039   1.116 - 1.595      7,504           -     1.30 - 2.60        2.23 - 7.45
                                          2004      3,913   1.083 - 1.546      5,611        0.09     1.30 - 2.60      12.66 - 14.08
                                          2003      4,919   0.953 - 1.360      6,374           -     1.30 - 2.60       3.10 - 46.11
                                          2002        531   0.685 - 0.887        420           -     1.30 - 2.05  (27.13) - (23.31)
                                          2001         94   0.945 - 1.215         95           -     1.30 - 1.85      (6.25) - 5.01
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005     10,191   1.132 - 1.630     15,252        0.18     1.30 - 2.60       8.43 - 15.40
                                          2004      8,691   1.154 - 1.419     11,222        0.24     1.30 - 2.60      12.38 - 13.83
                                          2003      7,290   1.017 - 1.254      8,223        0.26     1.30 - 2.60       4.59 - 34.23
                                          2002      4,210   0.804 - 0.995      3,538        0.73     1.30 - 2.05   (11.27) - (1.18)
                                          2001      4,260   0.902 - 1.119      3,890        0.62     1.30 - 2.05     (13.68) - 3.61

  Contrafund(R) Portfolio - Service
    Class 2                               2005      2,472   1.130 - 1.600      3,766        0.13     1.75 - 2.65       4.14 - 14.63
                                          2004      2,401   1.226 - 1.401      3,177        0.18     1.75 - 2.65       7.19 - 13.02
                                          2003      1,349   1.087 - 1.243      1,569        0.16     1.85 - 2.45       3.50 - 31.99
                                          2002        389   0.865 - 0.867        337           -     1.85 - 2.05   (11.98) - (2.92)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        296   1.247 - 1.365        383           -     1.85 - 2.25      18.04 - 18.42
                                          2004        248   1.053 - 1.155        267           -     1.85 - 2.25    (6.02) - (0.57)
                                          2003        214   1.059 - 1.164        229           -     1.85 - 2.25      22.71 - 30.35
                                          2002        163           0.863        141        0.20            1.85              10.93

  Mid Cap Portfolio - Service Class 2     2005     10,977   1.410 - 1.907     19,746           -     1.30 - 2.65      14.52 - 20.23
                                          2004      9,909   1.226 - 1.643     15,358           -     1.30 - 2.65      18.09 - 23.08
                                          2003      6,041   1.155 - 1.341      7,600        0.08     1.30 - 2.45     (0.60) - 45.51
                                          2002        892   0.853 - 0.857        762           -     1.30 - 2.05     (15.12) - 0.94

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       CAPITAL                     HIGH YIELD                    MANAGED
                                                  APPRECIATION FUND                BOND TRUST                  ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              450,167        387,826         70,063             --         13,189             --
Accumulation units purchased and
  transferred from other funding options         362,166         82,570        120,005         70,158        176,669         13,189
Accumulation units redeemed and
  transferred to other funding options          (119,296)       (20,229)       (49,311)           (95)       (91,595)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    693,037        450,167        140,757         70,063         98,263         13,189
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                AIM V.I.
                                                                                AIM V.I. CAPITAL               MID CAP CORE
                                                       MONEY                      APPRECIATION                 EQUITY FUND -
                                                  MARKET PORTFOLIO              FUND - SERIES II                SERIES II
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            2,027,367      2,367,994        164,606             --        222,467             --
Accumulation units purchased and
  transferred from other funding options       3,582,205      2,730,986         94,693        167,390         38,727        227,327
Accumulation units redeemed and
  transferred to other funding options        (4,176,787)    (3,071,613)       (18,420)        (2,784)        (6,170)        (4,860)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,432,785      2,027,367        240,879        164,606        255,024        222,467
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
                                                   AIM V.I. PREMIER               GROWTH AND                     LARGE-CAP
                                                     EQUITY FUND -             INCOME PORTFOLIO -             GROWTH PORTFOLIO -
                                                       SERIES I                    CLASS B                        CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,436,122      1,689,913      4,008,996      3,400,824      9,558,394     10,240,351
Accumulation units purchased and
  transferred from other funding options           2,468         60,346        509,702        971,837        161,565        525,651
Accumulation units redeemed and
  transferred to other funding options          (283,885)      (314,137)      (438,044)      (363,665)    (1,350,173)    (1,207,608)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,154,705      1,436,122      4,080,654      4,008,996      8,369,786      9,558,394
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       GLOBAL
                                                    GROWTH FUND -                 GROWTH FUND -               GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           23,986,976     19,299,029     65,926,832     49,144,008     72,844,614     56,026,368
Accumulation units purchased and
  transferred from other funding options       3,905,312      6,954,632      9,663,081     21,467,350      8,408,834     22,064,225
Accumulation units redeemed and
  transferred to other funding options        (2,699,343)    (2,266,685)    (6,249,583)    (4,684,526)    (6,867,631)    (5,245,979)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 25,192,945     23,986,976     69,340,330     65,926,832     74,385,817     72,844,614
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      CREDIT                       DELAWARE
                                                   SUISSE TRUST                    VIP REIT                     DREYFUS VIF -
                                                     EMERGING                       SERIES -              APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO                STANDARD CLASS               INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              108,326        113,605      1,633,919      1,242,699        439,044        418,169
Accumulation units purchased and
  transferred from other funding options             299          1,473        398,190        554,357         39,004        140,601
Accumulation units redeemed and
  transferred to other funding options           (52,822)        (6,752)      (352,636)      (163,137)       (13,066)      (119,726)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     55,803        108,326      1,679,473      1,633,919        464,982        439,044
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    DREYFUS VIF -                                              MERCURY VALUE
                                                     DEVELOPING                 MERCURY GLOBAL                 OPPORTUNITIES
                                                 LEADERS PORTFOLIO -         ALLOCATION V.I. FUND -               V.I. FUND -
                                                    INITIAL SHARES                 CLASS III                      CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,433,514      1,134,896      1,177,435         22,184      1,200,814         10,276
Accumulation units purchased and
  transferred from other funding options          43,730        342,741        558,249      1,157,853      1,101,168      1,214,962
Accumulation units redeemed and
  transferred to other funding options          (227,062)       (44,123)      (172,209)        (2,602)      (183,235)       (24,424)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,250,182      1,433,514      1,563,475      1,177,435      2,118,747      1,200,814
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 FRANKLIN
                                                                                FRANKLIN RISING                SMALL-MID CAP
                                                  FRANKLIN INCOME                 DIVIDENDS                       GROWTH
                                                 SECURITIES FUND -             SECURITIES FUND -              SECURITIES FUND -
                                                  CLASS II SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --        385,550             --     11,188,959      9,765,994
Accumulation units purchased and
  transferred from other funding options       1,254,503             --        545,143        389,716        360,133      2,617,961
Accumulation units redeemed and
  transferred to other funding options          (124,468)            --        (18,361)        (4,166)    (1,829,091)    (1,194,996)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,130,035             --        912,332        385,550      9,720,001     11,188,959
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   TEMPLETON
                                                   MUTUAL SHARES               DEVELOPING MARKETS             TEMPLETON FOREIGN
                                                  SECURITIES FUND -              SECURITIES FUND -            SECURITIES FUND -
                                                  CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           12,664,808      8,301,108      2,146,368        751,857     13,846,193      9,570,609
Accumulation units purchased and
  transferred from other funding options       3,209,051      5,102,214      2,283,336      1,566,201      3,307,630      5,146,720
Accumulation units redeemed and
  transferred to other funding options        (1,596,268)      (738,514)      (997,778)      (171,690)    (1,588,894)      (871,136)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 14,277,591     12,664,808      3,431,926      2,146,368     15,564,929     13,846,193
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  TEMPLETON GROWTH
                                                  SECURITIES FUND -               APPRECIATION              DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                  PORTFOLIO                  INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,769,388        507,273     28,234,182     24,386,123     14,277,808     11,488,270
Accumulation units purchased and
  transferred from other funding options       1,910,912      1,311,422      1,222,360      5,796,508        884,787      4,597,592
Accumulation units redeemed and
  transferred to other funding options          (581,477)       (49,307)    (2,754,512)    (1,948,449)    (2,571,791)    (1,808,054)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  3,098,823      1,769,388     26,702,030     28,234,182     12,590,804     14,277,808
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             SALOMON BROTHERS
                                                       EQUITY                                               VARIABLE AGGRESSIVE
                                                  INDEX PORTFOLIO -               FUNDAMENTAL                  GROWTH FUND -
                                                   CLASS II SHARES               VALUE PORTFOLIO              CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           13,983,227     11,968,785     34,836,264     29,651,970        536,628        291,944
Accumulation units purchased and
  transferred from other funding options         745,178      3,696,752      1,801,166      7,721,125         75,058        262,481
Accumulation units redeemed and
  transferred to other funding options        (2,480,164)    (1,682,310)    (4,476,550)    (2,536,831)       (30,494)       (17,797)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 12,248,241     13,983,227     32,160,880     34,836,264        581,192        536,628
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  SALOMON BROTHERS              SALOMON BROTHERS
                                                VARIABLE AGGRESSIVE             VARIABLE GROWTH &
                                                   GROWTH FUND -                   INCOME FUND -             BALANCED PORTFOLIO -
                                                  CLASS II SHARES                 CLASS I SHARES               SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              510,375         12,551         69,345         68,119      1,146,859        945,810
Accumulation units purchased and
  transferred from other funding options         112,930        500,056            995         15,858         55,474        241,230
Accumulation units redeemed and
  transferred to other funding options           (23,322)        (2,232)        (2,084)       (14,632)       (64,268)       (40,181)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    599,983        510,375         68,256         69,345      1,138,065      1,146,859
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GLOBAL LIFE                    GLOBAL                        MID CAP
                                                 SCIENCES PORTFOLIO -        TECHNOLOGY PORTFOLIO -          GROWTH PORTFOLIO -
                                                    SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               45,781         50,358        187,152        180,164      5,338,180      5,777,100
Accumulation units purchased and
  transferred from other funding options              62          2,397          7,776         31,122        149,197        407,184
Accumulation units redeemed and
  transferred to other funding options            (1,762)        (6,974)       (91,622)       (24,134)      (616,550)      (846,104)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     44,081         45,781        103,306        187,152      4,870,827      5,338,180
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     WORLDWIDE
                                                 GROWTH PORTFOLIO -            LAZARD RETIREMENT                GROWTH AND
                                                   SERVICE SHARES             SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              252,544        307,126      1,916,700        674,578      8,276,150      3,559,715
Accumulation units purchased and
  transferred from other funding options           9,232        138,214        546,880      1,433,903      1,276,818      4,994,787
Accumulation units redeemed and
  transferred to other funding options           (37,846)      (192,796)      (334,924)      (191,781)      (761,257)      (278,352)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    223,930        252,544      2,128,656      1,916,700      8,791,711      8,276,150
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               OPPENHEIMER CAPITAL                 OPPENHEIMER
                                                                                  APPRECIATION                 GLOBAL SECURITIES
                                                      MID-CAP                       FUND/VA -                      FUND/VA -
                                                  VALUE PORTFOLIO                SERVICE SHARES                  SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,801,044      3,701,652        111,022             --        209,016             --
Accumulation units purchased and
  transferred from other funding options       3,449,691      5,400,351         15,043        111,022         80,813        209,368
Accumulation units redeemed and
  transferred to other funding options          (905,726)      (300,959)            (2)            --         (9,693)          (352)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 11,345,009      8,801,044        126,063        111,022        280,136        209,016
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      OPPENHEIMER                  REAL RETURN                  TOTAL RETURN
                                                     MAIN STREET                   PORTFOLIO -                  PORTFOLIO -
                                                      FUND/VA -                  ADMINISTRATIVE                ADMINISTRATIVE
                                                    SERVICE SHARES                    CLASS                        CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                2,019             --     12,332,924      5,346,154     59,889,236     51,347,980
Accumulation units purchased and
  transferred from other funding options          58,189          2,019      4,188,409      8,334,411      8,574,182     17,243,747
Accumulation units redeemed and
  transferred to other funding options            (7,539)            --     (3,060,748)    (1,347,641)   (11,160,024)    (8,702,491)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     52,669          2,019     13,460,585     12,332,924     57,303,394     59,889,236
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER                        PIONEER                    PIONEER CULLEN
                                                   AMERICA INCOME                    BALANCED                      VALUE VCT
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -                 PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              217,634             --         63,370             --             --             --
Accumulation units purchased and
  transferred from other funding options          99,148        223,083         26,680         63,371        130,141             --
Accumulation units redeemed and
  transferred to other funding options           (53,741)        (5,449)          (560)            (1)            --             --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    263,041        217,634         89,490         63,370        130,141             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       PIONEER
                                                      EMERGING                     PIONEER EQUITY                   PIONEER
                                                    MARKETS VCT                     INCOME VCT                    EUROPE VCT
                                                    PORTFOLIO -                     PORTFOLIO -                  PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               79,633             --        560,361             --         14,289             --
Accumulation units purchased and
  transferred from other funding options          47,755         82,596        219,174        573,331             --         14,289
Accumulation units redeemed and
  transferred to other funding options           (19,232)        (2,963)       (79,700)       (12,970)            --             --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    108,156         79,633        699,835        560,361         14,289         14,289
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   PIONEER GLOBAL                    PIONEER
                                                    PIONEER FUND                    HIGH YIELD                   GROWTH SHARES
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -               VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              343,076         12,553             --             --         21,090             --
Accumulation units purchased and
  transferred from other funding options         135,345        331,552         13,586             --            553         21,092
Accumulation units redeemed and
  transferred to other funding options           (19,940)        (1,029)            --             --             (6)            (2)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    458,481        343,076         13,586             --         21,637         21,090
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      PIONEER                        PIONEER
                                                                                     IBBOTSON                       IBBOTSON
                                                       PIONEER                      AGGRESSIVE                       GROWTH
                                                     HIGH YIELD                     ALLOCATION                     ALLOCATION
                                                  VCT PORTFOLIO -                 VCT PORTFOLIO -               VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              732,996         12,731             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         342,893      1,008,326         82,732             --         97,603             --
Accumulation units redeemed and
  transferred to other funding options           (85,475)      (288,061)            --             --            (19)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    990,414        732,996         82,732             --         97,584             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER
                                                      IBBOTSON                        PIONEER
                                                      MODERATE                     INTERNATIONAL                     PIONEER
                                                     ALLOCATION                      VALUE VCT                   MID CAP VALUE
                                                  VCT PORTFOLIO -                   PORTFOLIO -                 VCT PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --         28,542             --        113,894             --
Accumulation units purchased and
  transferred from other funding options         193,840             --          2,191         28,542        214,552        116,359
Accumulation units redeemed and
  transferred to other funding options                --             --           (699)            --        (24,011)        (2,465)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    193,840             --         30,034         28,542        304,435        113,894
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       PIONEER OAK                    PIONEER                        PIONEER
                                                      RIDGE LARGE                   REAL ESTATE                  SMALL AND MID
                                                       CAP GROWTH                   SHARES VCT                     CAP GROWTH
                                                    VCT PORTFOLIO -                 PORTFOLIO -                 VCT PORTFOLIO -
                                                    CLASS II SHARES               CLASS II SHARES                   CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              177,139             --         53,615             --         17,809             --
Accumulation units purchased and
  transferred from other funding options         185,837        177,139        104,714         63,455         57,576         17,809
Accumulation units redeemed and
  transferred to other funding options            (5,779)            --        (23,832)        (9,840)          (758)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    357,197        177,139        134,497         53,615         74,627         17,809
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       PIONEER
                                                       SMALL CAP                       PIONEER
                                                       VALUE VCT                    SMALL COMPANY             PIONEER STRATEGIC
                                                      PORTFOLIO -                  VCT PORTFOLIO -         INCOME VCT PORTFOLIO -
                                                    CLASS II SHARES                CLASS II SHARES            CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               80,757             --         25,465             --        691,579             --
Accumulation units purchased and
  transferred from other funding options         126,414         80,763         16,158         25,467        387,139        882,270
Accumulation units redeemed and
  transferred to other funding options            (3,631)            (6)            (5)            (2)      (136,528)      (190,691)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    203,540         80,757         41,618         25,465        942,190        691,579
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     PUTNAM VT                     PUTNAM VT
                                                    PIONEER VALUE                    DISCOVERY                  INTERNATIONAL
                                                  VCT PORTFOLIO -                  GROWTH FUND -                EQUITY FUND -
                                                  CLASS II SHARES                 CLASS IB SHARES              CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              232,753             --        460,903        501,892      2,573,659      2,562,350
Accumulation units purchased and
  transferred from other funding options         126,814        233,270          2,056         24,861        136,024        321,784
Accumulation units redeemed and
  transferred to other funding options           (19,709)          (517)      (234,014)       (65,850)      (288,437)      (310,475)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    339,858        232,753        228,945        460,903      2,421,246      2,573,659
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      PUTNAM VT
                                                     SMALL CAP
                                                    VALUE FUND -                   ALL CAP FUND -               INVESTORS FUND -
                                                  CLASS IB SHARES                     CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            4,591,487      3,940,694     14,832,978     11,797,055     11,119,172      7,847,604
Accumulation units purchased and
  transferred from other funding options         911,732      1,249,064        499,674      4,515,501      1,529,271      4,077,857
Accumulation units redeemed and
  transferred to other funding options          (794,195)      (598,271)    (3,594,953)    (1,479,578)    (2,567,746)      (806,289)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  4,709,024      4,591,487     11,737,699     14,832,978     10,080,697     11,119,172
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                       SALOMON
                                                       LARGE CAP                  BROTHERS VARIABLE                SMALL CAP
                                                    GROWTH FUND -                      ALL CAP                  GROWTH FUND -
                                                       CLASS I                     FUND - CLASS II                   CLAS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              495,158        161,971             --             --      5,789,908      4,246,985
Accumulation units purchased and
  transferred from other funding options          29,549        369,382          1,716             --      1,874,083      2,216,086
Accumulation units redeemed and
  transferred to other funding options          (162,111)       (36,195)            --             --       (955,095)      (673,163)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    362,596        495,158          1,716             --      6,708,896      5,789,908
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 SMITH BARNEY
                                                                                                                   PREMIER
                                                                                 SMITH BARNEY                    SELECTIONS
                                                TOTAL RETURN FUND -             DIVIDEND STRATEGY                   ALL CAP
                                                     CLASS II                       PORTFOLIO                   GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               73,713         12,647      2,494,262      1,846,971      2,572,662      2,325,143
Accumulation units purchased and
  transferred from other funding options          23,705         67,489        139,228        915,762         48,854        424,222
Accumulation units redeemed and
  transferred to other funding options            (1,333)        (6,423)      (479,902)      (268,471)      (162,758)      (176,703)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     96,085         73,713      2,153,588      2,494,262      2,458,758      2,572,662
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      MULTIPLE                    MULTIPLE
                                                      MULTIPLE                      DISCIPLINE                   DISCIPLINE
                                                     DISCIPLINE                     PORTFOLIO -                 PORTFOLIO -
                                                    PORTFOLIO -                      BALANCED                      GLOBAL
                                                      ALL CAP                         ALL CAP                     ALL CAP
                                                  GROWTH AND VALUE               GROWTH AND VALUE             GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           86,830,720     51,100,251     69,906,009     42,261,986     15,077,342      5,304,823
Accumulation units purchased and
  transferred from other funding options       6,423,279     40,926,094      5,639,764     34,839,047      3,514,028     10,695,051
Accumulation units redeemed and
  transferred to other funding options       (12,826,189)    (5,195,625)   (10,967,565)    (7,195,024)    (2,256,313)      (922,532)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 80,427,810     86,830,720     64,578,208     69,906,009     16,335,057     15,077,342
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     MULTIPLE
                                                    DISCIPLINE
                                                   PORTFOLIO -                     AIM CAPITAL                     CONVERTIBLE
                                                    LARGE CAP                     APPRECIATION                     SECURITIES
                                                 GROWTH AND VALUE                   PORTFOLIO                      PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,334,158      4,677,247      4,534,187      3,968,317      4,238,657      1,274,482
Accumulation units purchased and
  transferred from other funding options         977,474      4,165,856        140,292        998,893      2,095,470      3,607,598
Accumulation units redeemed and
  transferred to other funding options        (1,423,473)      (508,945)      (556,863)      (433,023)    (4,208,046)      (643,423)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  7,888,159      8,334,158      4,117,616      4,534,187      2,126,081      4,238,657
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     DISCIPLINED                                                 FEDERATED
                                                      MID CAP                      EQUITY INCOME                HIGH YIELD
                                                  STOCK PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              878,079        654,610     12,701,788     10,494,423      2,133,939      1,635,806
Accumulation units purchased and
  transferred from other funding options          61,490        301,348      1,825,272      3,191,442        166,310        780,517
Accumulation units redeemed and
  transferred to other funding options           (43,073)       (77,879)    (2,469,283)      (984,077)      (295,710)      (282,384)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    896,496        878,079     12,057,777     12,701,788      2,004,539      2,133,939
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                   MANAGED
                                                   FEDERATED STOCK                   LARGE CAP               ALLOCATION SERIES:
                                                     PORTFOLIO                       PORTFOLIO              AGGRESSIVE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              130,768         97,328      7,325,132      6,574,239             --             --
Accumulation units purchased and
  transferred from other funding options          22,728         39,854        439,709      2,391,056        465,256             --
Accumulation units redeemed and
  transferred to other funding options            (2,775)        (6,414)      (664,572)    (1,640,163)       (48,310)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    150,721        130,768      7,100,269      7,325,132        416,946             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                    MANAGED
                                                       MANAGED                      MANAGED                   ALLOCATION SERIES:
                                                 ALLOCATION SERIES:           ALLOCATION SERIES:             MODERATE-AGGRESSIVE
                                               CONSERVATIVE PORTFOLIO         MODERATE PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         505,117             --      1,913,129             --      4,696,920             --
Accumulation units redeemed and
  transferred to other funding options          (150,565)            --         (2,017)            --       (108,568)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    354,552             --      1,911,112             --      4,588,352             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       MANAGED
                                                 ALLOCATION SERIES:
                                               MODERATE-CONSERVATIVE               MERCURY LARGE                MFS EMERGING
                                                     PORTFOLIO                  CAP CORE PORTFOLIO            GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --      3,156,676      2,837,730      6,473,853      6,734,842
Accumulation units purchased and
  transferred from other funding options          37,249             --        188,840        505,910          8,190        455,198
Accumulation units redeemed and
  transferred to other funding options               (67)            --       (428,336)      (186,964)    (6,482,043)      (716,187)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     37,182             --      2,917,180      3,156,676             --      6,473,853
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    MFS MID CAP                     MFS TOTAL                       MFS VALUE
                                                 GROWTH PORTFOLIO               RETURN PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            1,259,491      1,051,931     54,145,863     44,879,196        207,836             --
Accumulation units purchased and
  transferred from other funding options       5,677,708        320,982      5,074,769     13,799,676      2,094,541        209,540
Accumulation units redeemed and
  transferred to other funding options          (664,687)      (113,422)    (6,070,633)    (4,533,009)      (342,922)        (1,704)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  6,272,512      1,259,491     53,149,999     54,145,863      1,959,455        207,836
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MONDRIAN                                                    PIONEER
                                                   INTERNATIONAL                      PIONEER                    MID CAP
                                                  STOCK PORTFOLIO                 FUND PORTFOLIO             VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            3,759,211      1,903,386      1,006,160        360,062             --             --
Accumulation units purchased and
  transferred from other funding options       1,199,282      2,018,122        257,793        716,662         74,737             --
Accumulation units redeemed and
  transferred to other funding options          (278,663)      (162,297)      (123,992)       (70,564)           (41)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  4,679,830      3,759,211      1,139,961      1,006,160         74,696             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                       STYLE
                                                       PIONEER                                                    FOCUS SERIES:
                                                  STRATEGIC INCOME                   STRATEGIC                      SMALL CAP
                                                     PORTFOLIO                   EQUITY PORTFOLIO                GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                              259,559             --     10,789,685     11,341,513             --             --
Accumulation units purchased and
  transferred from other funding options       1,823,180        260,852         41,872        497,172         32,309             --
Accumulation units redeemed and
  transferred to other funding options          (415,040)        (1,293)    (1,361,163)    (1,049,000)          (636)            --
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  1,667,699        259,559      9,470,394     10,789,685         31,673             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      STYLE
                                                 FOCUS SERIES:
                                                   SMALL CAP                   TRAVELERS MANAGED               TRAVELERS QUALITY
                                                VALUE PORTFOLIO                INCOME PORTFOLIO                 BOND PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                                   --             --     18,095,998     17,341,547      2,697,553      1,778,132
Accumulation units purchased and
  transferred from other funding options          28,849             --        691,581      4,960,032        187,537      1,504,156
Accumulation units redeemed and
  transferred to other funding options                (1)            --     (3,700,042)    (4,205,581)      (760,270)      (584,735)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     28,848             --     15,087,537     18,095,998      2,124,820      2,697,553
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  SB ADJUSTABLE
                                                  U.S. GOVERNMENT                   VAN KAMPEN              RATE INCOME PORTFOLIO -
                                               SECURITIES PORTFOLIO           ENTERPRISE PORTFOLIO               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               31,868             --      3,402,551      3,359,403      4,938,906        561,248
Accumulation units purchased and
  transferred from other funding options          40,254         91,531        105,305        266,749      1,994,282      4,937,277
Accumulation units redeemed and
  transferred to other funding options            (8,141)       (59,663)      (468,692)      (223,601)    (1,809,261)      (559,619)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                     63,981         31,868      3,039,164      3,402,551      5,123,927      4,938,906
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  SMITH BARNEY
                                                   SMITH BARNEY                    SMITH BARNEY                  INTERNATIONAL
                                                    AGGRESSIVE                     HIGH INCOME                      ALL CAP
                                                 GROWTH PORTFOLIO                   PORTFOLIO                   GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           50,711,147     41,866,002     21,163,525     18,563,375      3,638,527      3,771,812
Accumulation units purchased and
  transferred from other funding options       4,245,245     13,391,618      2,287,594      5,818,299        321,449        386,680
Accumulation units redeemed and
  transferred to other funding options        (6,389,878)    (4,546,188)    (4,930,893)    (3,218,149)      (499,089)      (519,965)
Annuity units                                       (283)          (285)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 48,566,231     50,711,147     18,520,226     21,163,525      3,460,887      3,638,527
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SMITH BARNEY
                                                  SMITH BARNEY                       LARGE                       SMITH BARNEY
                                                   LARGE CAP                    CAPITALIZATION                     MID CAP
                                                VALUE PORTFOLIO                GROWTH PORTFOLIO                 CORE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            8,721,828      9,385,070     25,638,749     25,837,942     12,311,551     11,292,358
Accumulation units purchased and
  transferred from other funding options          21,718        268,768      1,304,982      6,044,985        291,587      2,559,716
Accumulation units redeemed and
  transferred to other funding options        (1,028,219)      (932,010)    (4,101,584)    (6,244,178)    (1,366,856)    (1,540,370)
Annuity units                                         --             --             --             --           (152)          (153)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  7,715,327      8,721,828     22,842,147     25,638,749     11,236,130     12,311,551
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY                      COMSTOCK                       EMERGING
                                                  MONEY MARKET                    PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   PORTFOLIO                    CLASS II SHARES                 CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                           17,619,875     23,356,740      3,713,722      2,528,291      9,178,326      9,929,494
Accumulation units purchased and
  transferred from other funding options      10,675,194     26,019,994        495,491      1,445,294         87,895        540,042
Accumulation units redeemed and
  transferred to other funding options       (13,208,707)   (31,756,859)      (663,085)      (259,863)    (1,654,919)    (1,291,210)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                 15,086,362     17,619,875      3,546,128      3,713,722      7,611,302      9,178,326
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 SMITH BARNEY
                                                                                  SMALL CAP
                                                                                   GROWTH
                                               ENTERPRISE PORTFOLIO -           OPPORTUNITIES             CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES                 PORTFOLIO                   SERVICE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                               97,877         85,441      3,912,673      4,918,595      8,691,095      7,289,922
Accumulation units purchased and
  transferred from other funding options          10,532         21,216      2,110,981      2,361,169      2,595,749      1,988,331
Accumulation units redeemed and
  transferred to other funding options               (84)        (8,780)      (984,086)    (3,366,894)    (1,096,216)      (587,158)
Annuity units                                         --             --           (195)          (197)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                    108,325         97,877      5,039,373      3,912,673     10,190,628      8,691,095
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 DYNAMIC CAPITAL
                                              CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                 SERVICE CLASS 2            SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year                            2,401,225      1,348,931        247,818        213,727      9,909,300      6,041,101
Accumulation units purchased and
  transferred from other funding options         525,833      1,116,538         75,768         34,553      3,244,196      4,456,302
Accumulation units redeemed and
  transferred to other funding options          (454,862)       (64,244)       (27,744)          (462)    (2,176,655)      (588,103)
Annuity units                                         --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year                                  2,472,196      2,401,225        295,842        247,818     10,976,841      9,909,300
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

SEP10 (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                                   VINTAGE II
                             VINTAGE II (SERIES II)


                       STATEMENT OF ADDITIONAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415




MLAC-Book-03-85                                                         May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1)   Statement of Assets and Liabilities as of December 31, 2005



      (2)   Statement of Operations for the year ended December 31, 2005



      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004



      (4)   Statement of Investments as of December 31, 2005



      (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


      (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003



      (2)   Balance Sheets as of December 31, 2005 and 2004



      (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003



      (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003



      (5)   Notes to Financial Statements



      (6)   Financial Statement Schedules


(b)   Exhibits


EXHIBIT
 NUMBER          DESCRIPTION
 ------          -----------
 1.              Resolution of The Travelers Life and Annuity Company Board of
                 Directors authorizing the establishment of the Registrant.
                 (Incorporated herein by reference to Exhibit 1 to the
                 Registration Statement on Form N-4, File No. 333-82013, filed
                 June 30, 1999.)

 2.              Not Applicable.

 3(a)            Distribution and Principal Underwriting Agreement among the
                 Registrant, The Travelers Life and Annuity Company and
                 Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4,
                 File No. 333-58809 filed February 26, 2001.)

 3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
                 Travelers Fund ABD for Variable Annuities to the Registration
                 Statement on Form N-4, File No. 033-65343 filed April 6,
                 2006.)

 4(a) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File
                 No. 333-82013, filed on September 24, 1999.)

 4(b) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4,
                 File No. 333-82013 filed June 9, 2003.)

 4(c)- 4(k)      Riders. (Incorporated herein by reference to Exhibit
                 4(c) through 4(k) to Post-Effective Amendment No. 5 to the
                 Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

 4(l) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
                 No. 4 to the Registration Statement on Form N-4, file No.
                 333-101778, filed November 19, 2004.)

 4(m)            Company Name Change Endorsement The Travelers Life and Annuity
                 Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
                 Registration Statement on Form N-4, File No. 033-65339 filed on April 7, 2006.)

 5(a). Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

 5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
                 The Travelers Fund ABD for Variable Annuities to the
                 Registration Statement on Form N-4, File No. 033-65343 filed
                 April 6, 2006.)

 6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File
                 No. 333-40191, filed November 13, 1998.)

 6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File
                 No. 333-40191, filed November 13, 1998.)

 6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective
                 May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD
                 II for Variable Annuities Registration Statement on Form N-4,
                 File No. 033-65339 filed April 7, 2006.)

 7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the
                 Registration Statement on Form N-4, File No. 333-65942 filed
                 April 15, 2003.)

 8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

 8(b).           Participation Agreement Among Metropolitan Series Fund, Inc.,
                 MetLife Advisers, LLC, Metropolitan Life Insurance Company,
                 The Travelers Insurance Company and The Travelers Life and
                 Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
                 Amendment No. 14 to The Travelers Fund ABD for Variable
                 Annuities Registration Statement on Form N-4, File No.
                 033-65343 filed April 6, 2006.)

 8(c).           Participation Agreement Among Met Investors Series Trust, Met
                 Investors Advisory, LLC, MetLife Investors Distribution
                 Company, The Travelers Insurance Company and The Travelers
                 Life and Annuity Company effective November 1, 2005.
                 (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                 Variable Annuities Registration Statement on Form N-4, File
                 No. 033-65343 filed April 6, 2006.)

 9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-82013 filed June 9, 2003.)

10(a)            Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm. Filed herewith.

10(b)            Consent of Deloitte & Touche LLP, Independent Registered
                 Public Accounting Firm. Filed herewith.

11.              Not Applicable.

12.              Not Applicable.

15.              Power of Attorney authorizing Michele H. Abate, Thomas S.
                 Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
                 Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
                 Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
                 Jr. (Incorporated herein by reference to Post-Effective
                 Amendment No. 8 to the TLAC Variable Annuity Separate Account
                 2002 Registration Statement on Form N-4, File No.333-100434, filed September 19, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
    The Travelers Life and Annuity Company
    One Cityplace
    Hartford, CT  06103-3415

    NAME AND PRINCIPAL                                        POSITIONS AND OFFICES
     BUSINESS ADDRESS                                         WITH INSURANCE COMPANY
     ----------------                                         ----------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 1,693 qualified contracts and 2,919 non-qualified contracts of Vintage II, and there were 612 qualified contracts and 614 non-qualified contracts of Vintage II (Series II) offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199

Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
----------------                                   ----------------
Leslie Sutherland                                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                   Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                               Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                    Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                 Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                                 Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                   Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                   Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                              Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                 Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                   Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                 Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                            (2)
                                      Net Underwriting            (3)
             (1)                       Discounts and        Compensation On              (4)                   (5)
Name of Principal Underwriter           Commissions            Redemption       Brokerage Commissions  Other Compensation
-----------------------------         ----------------      ----------------    ---------------------  ------------------
Travelers Distribution LLC              $94,264,724                $0                     $0                   $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON                    Director, Chairman, President and Chief Executive Officer
------------------------------
(C. Robert Henrikson)

*STANLEY J. TALBI                       Senior Vice President and Chief Financial Officer
------------------------------
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.               Senior Vice President and Chief Accounting Officer
------------------------------
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                  Director
------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                          Director
------------------------------
(Lisa M. Weber)

By:  /s/ Michele H. Abate
     -----------------------
     Michele H. Abate, Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.